UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/09

Date of reporting period:	7/31/09

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 101.2%
Commercial Paper – 87.4%
Abbey National Treasury 1.010% 10/28/09	$23,000,000	$23,000,558
Abbot Laboratories 0.240% 8/18/09	21,600,000	21,597,552
Air Products & Chemical 0.220% 8/12/09	19,800,000	19,798,669
American Honda Finance 0.180% 8/13/09	14,052,000	14,051,157
AT&T, Inc. FRN 1.116% 2/05/10	4,625,000	4,630,455
Basin Electric Power Cooperative 0.250% 9/01/09	20,375,000	20,370,614
Baxter International 0.230% 8/21/09	9,135,000	9,133,833
Becton Dickinson & Co. 0.170% 9/02/09	14,932,000	14,929,744
Bryant Park Funding LLC 0.250% 8/12/09	20,100,000	20,098,465
Campbell Soup Co. 0.230% 8/04/09	20,600,000	20,599,605
Cargill, Inc. 0.210% 8/21/09	8,100,000	8,099,055
Cargill, Inc. 0.230% 8/10/09	12,050,000	12,049,307
Coca-Cola Co. 0.260% 10/06/09	20,200,000	20,190,371
Commonwealth Bank Australia (a) 0.746% 6/04/10	21,000,000	21,000,000
ConocoPhillips 0.180% 8/14/09	14,545,000	14,544,055
Covidien International Finance 0.380% 8/25/09	13,825,000	13,821,498
Covidien International Finance 0.600% 8/12/09	6,300,000	6,298,845
Danaher Corp. 0.160% 8/28/09	9,899,000	9,897,812
Danske Corp. 0.500% 1/19/10	20,000,000	19,952,500
E. ON AG 0.700% 8/27/09	21,300,000	21,289,232
E.I. Dupont 0.210% 8/19/09	9,000,000	8,999,055
Ecolab, Inc. 0.230% 8/17/09	15,000,000	14,998,467
Ecolab, Inc. 0.250% 8/24/09	527,000	526,916
Emerson Electric Co. 0.200% 8/24/09	1,000,000	999,872
Export-Import Bank of the United States 1.720% 8/26/09	21,300,000	21,274,558
Falcon Asset Security Co. LLC 0.250% 8/10/09	20,460,000	20,458,721
General Electric Co. 0.270% 9/11/09	20,100,000	20,093,819
Honeywell International 0.220% 9/28/09	8,275,000	8,272,067
Honeywell International 0.220% 9/29/09	12,040,000	12,035,659
ING Funding LLC 0.570% 8/07/09	2,000,000	1,999,810
Johnson & Johnson 0.300% 12/16/09	10,900,000	10,887,556
Medtronic, Inc. 0.190% 8/10/09	6,000,000	5,999,715
Medtronic, Inc. 0.200% 8/18/09	11,060,000	11,058,955
National Rural Utilities Cooperative 0.280% 10/15/09	19,685,000	19,673,517
Nestle Capital Corp. 0.550% 4/19/10	19,800,000	19,721,047
Nokia Corp. 0.200% 8/07/09	14,800,000	14,799,507
Paccar Financial Corp. 0.160% 8/05/09	10,000,000	9,999,822
Paccar Financial Corp. 0.170% 8/13/09	9,000,000	8,999,490
PepsiAmericas, Inc. 0.200% 8/11/09	10,495,000	10,494,417
Praxair, Inc. FRN 0.751% 5/26/10	21,000,000	21,000,000
Procter & Gamble International Funding 0.230% 10/01/09	20,000,000	19,992,205
Royal Bank of Scotland PLC 0.460% 8/31/09	15,540,000	15,534,043
Royal Bank of Scotland PLC 1.050% 12/01/09	4,300,000	4,284,699
Sigma Aldrich Corp. 0.190% 8/05/09	2,853,000	2,852,940
Southern Co. 0.180% 8/20/09	20,000,000	19,998,100
Toyota Motor Credit Corp. FRN 0.614% 7/19/10	17,000,000	17,000,000
Unilever Capital Corp. 0.230% 8/03/09	21,700,000	21,699,723
Wal-Mart Stores, Inc. 0.750% 9/08/09	1,560,000	1,558,765
Wal-Mart Stores, Inc. 0.800% 9/08/09	22,600,000	22,580,915
Wisconsin Electric Power Corp. 0.180% 8/06/09	4,310,000	4,309,892
Discount Notes – 8.5%
Federal Home Loan Bank 0.225% 10/07/09	20,700,000	20,691,332
Federal Home Loan Bank 0.230% 10/27/09	11,265,000	11,258,738
Federal Home Loan Bank FRN 0.337% 4/01/10	4,000,000	4,000,000
Federal Home Loan Mortgage Corp. 0.140% 8/24/09	22,330,000	22,328,003
Federal Home Loan Mortgage Corp. 0.250% 10/13/09	850,000	849,569
Federal National Mortgage Association 0.210% 10/13/09	1,368,000	1,367,417
Federal National Mortgage Association 0.560% 8/26/09	6,257,000	6,254,567
U.S. Treasury Bills – 5.3%
U.S. Treasury Bill 0.135% 8/06/09	9,500,000	9,499,822
U.S. Treasury Bill 0.266% 11/19/09	11,760,000	11,750,460
U.S. Treasury Bill 0.281% 11/19/09	2,067,000	2,065,228
U.S. Treasury Bill 0.285% 11/19/09	5,200,000	5,195,480
U.S. Treasury Bill 0.460% 6/03/10	4,030,000	4,014,260

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.475% 6/03/10	$3,010,000	$2,997,860
United States Cash Management Bill 0.440% 6/10/10	6,240,000	6,216,156
TOTAL SHORT-TERM INVESTMENTS (Cost $795,946,471)		795,946,471
TOTAL INVESTMENTS – 101.2% (Cost $795,946,471) (b)		795,946,471
Other Assets/ (Liabilities) – (1.2)%		(9,175,795)
NET ASSETS – 100.0%		$786,770,676

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $21,000,000 or 2.67% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $550,000) (a) (b) (c) (d)	5,500	$400,775
TOTAL PREFERRED STOCK (Cost $550,000)		400,775
TOTAL EQUITIES (Cost $550,000)		400,775
	Principal Amount
BONDS & NOTES – 83.9%
CORPORATE DEBT – 43.9%
Advertising – 0.2%
Interpublic Group Cos. (b) 10.000% 7/15/17	$550,000	574,750
Aerospace & Defense – 0.1%
Goodrich Corp. 6.125% 3/01/19	185,000	200,671
Agriculture – 1.1%
Altria Group, Inc. 9.700% 11/10/18	1,130,000	1,374,094
BAT International Finance PLC (b) 8.125% 11/15/13	1,085,000	1,222,491
Cargill, Inc. (b) 5.200% 1/22/13	1,200,000	1,253,666
		3,850,251
Apparel – 0.0%
Kellwood Co. 7.875% 7/15/09	170,000	34,000
Banks – 4.1%
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,508,769
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,440,143
Bank of America Corp. 7.375% 5/15/14	1,100,000	1,198,242
Barclays Bank PLC 5.200% 7/10/14	1,090,000	1,130,422
Barclays Bank PLC 6.750% 5/22/19	380,000	412,558
Capital One Financial Corp. 7.375% 5/23/14	270,000	292,708
Citibank NA FRN 0.748% 3/30/11	750,000	749,759
Credit Suisse New York 5.500% 5/01/14	760,000	808,300
HSBC Finance Corp. 6.375% 10/15/11	175,000	179,626
PNC Funding Corp. 0.797% 4/01/12	1,000,000	1,008,096
State Street Bank and Trust Co. FRN 0.829% 9/15/11	1,100,000	1,106,662
State Street Corp. 2.150% 4/30/12	450,000	453,588
Union Bank NA FRN 0.824% 3/16/12	1,250,000	1,261,241
Wachovia Bank NA 7.800% 8/18/10	600,000	632,234
Wells Fargo & Co. FRN 0.849% 6/15/12	1,000,000	1,008,217
Wells Fargo & Co. 5.625% 12/11/17	865,000	877,979
		14,068,544
Beverages – 0.6%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	429,218
Foster's Finance Corp. (b) 6.875% 6/15/11	1,000,000	1,028,795
PepsiCo, Inc. 7.900% 11/01/18	500,000	629,239
		2,087,252
Building Materials – 0.6%
American Standard, Inc. 7.625% 2/15/10	900,000	918,620
CRH America, Inc. 5.300% 10/15/13	425,000	416,223
CRH America, Inc. 8.125% 7/15/18	725,000	729,279
		2,064,122
Chemicals – 1.3%
Ashland, Inc. (b) 9.125% 6/01/17	250,000	263,750
Cytec Industries, Inc. 8.950% 7/01/17	125,000	132,438
The Dow Chemical Co. 7.600% 5/15/14	525,000	570,475
The Dow Chemical Co. 8.550% 5/15/19	450,000	493,693
Ecolab, Inc. 4.875% 2/15/15	1,400,000	1,447,656
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,369,480
Valspar Corp. 7.250% 6/15/19	175,000	181,209
		4,458,701
Commercial Services – 1.1%
Deluxe Corp. 7.375% 6/01/15	180,000	154,800
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	650,000	651,889
Equifax, Inc. 6.300% 7/01/17	800,000	784,907
ERAC USA Finance Co. (b) 5.800% 10/15/12	1,000,000	947,556
ERAC USA Finance Co. (b) 7.950% 12/15/09	1,155,000	1,165,229
		3,704,381
Computers – 0.6%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	475,000	522,378
EMC Corp. 1.750% 12/01/13	400,000	450,500
International Business Machines Corp. 7.625% 10/15/18	800,000	977,683
		1,950,561
Diversified Financial – 9.9%
American Express Co. 7.250% 5/20/14	545,000	589,143
American Express Co. 8.125% 5/20/19	805,000	889,436
American Express Credit Corp. 7.300% 8/20/13	860,000	918,009
American General Finance Corp. 5.900% 9/15/12	500,000	320,230

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American General Finance Corp. 6.900% 12/15/17	$925,000	$534,649
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,121,027
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,205,575
Citigroup, Inc. 5.500% 2/15/17	840,000	725,484
Citigroup, Inc. 6.500% 8/19/13	720,000	733,674
Eaton Vance Corp. 6.500% 10/02/17	575,000	567,660
Ford Motor Credit Co. LLC 7.375% 10/28/09	1,675,000	1,671,931
GATX Financial Corp. 5.125% 4/15/10	1,975,000	1,978,030
General Electric Capital Corp. FRN 1.563% 12/09/11	1,375,000	1,408,254
General Electric Capital Corp. 5.900% 5/13/14	485,000	515,801
The Goldman Sachs Group, Inc. 1.625% 7/15/11	3,750,000	3,777,116
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	258,689
The Goldman Sachs Group, Inc. 5.625% 1/15/17	275,000	275,370
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	731,422
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	411,398
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	350,000	406,230
International Lease Finance Corp. 5.625% 9/20/13	300,000	209,360
John Deere Capital Corp. FRN 1.111% 2/26/10	750,000	751,356
JP Morgan Chase & Co. FRN 0.741% 2/23/11	500,000	500,748
JP Morgan Chase & Co. FRN 0.859% 6/15/12	1,350,000	1,362,138
JP Morgan Chase & Co. 2.625% 12/01/10	1,500,000	1,534,468
Lazard Group LLC 6.850% 6/15/17	650,000	631,163
Lazard Group LLC 7.125% 5/15/15	805,000	803,539
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,817,379
Morgan Stanley FRN 0.829% 3/13/12	1,250,000	1,259,904
Morgan Stanley FRN 1.236% 2/10/12	1,500,000	1,513,630
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	1,600,000	2,070,645
SLM Corp. 5.000% 10/01/13	1,100,000	772,783
Textron Financial Corp. 5.125% 11/01/10	1,130,000	1,060,882
Toyota Motor Credit Corp. FRN 0.614% 7/19/10	800,000	799,283
		34,126,406
Electric – 4.1%
Allegheny Energy Supply 7.800% 3/15/11	300,000	313,633
Allegheny Energy Supply (b) 8.250% 4/15/12	475,000	507,877
Ameren Corp. 8.875% 5/15/14	545,000	583,315
Carolina Power & Light Co. 5.125% 9/15/13	780,000	834,001
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	273,840
Consumers Energy Co. 4.400% 8/15/09	425,000	425,245
Entergy Gulf States, Inc. 5.250% 8/01/15	665,000	648,975
Kansas Gas & Electric Co. 5.647% 3/29/21	491,335	487,458
Kiowa Power Partners LLC (b) 4.811% 12/30/13	287,305	279,583
MidAmerican Funding LLC 6.750% 3/01/11	1,000,000	1,064,812
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	529,869	527,882
Monongahela Power 6.700% 6/15/14	500,000	519,657
Monongahela Power 7.360% 1/15/10	700,000	710,753
Nevada Power Co. Series L 5.875% 1/15/15	650,000	673,632
NRG Energy, Inc. 8.500% 6/15/19	1,200,000	1,180,500
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	1,002,192
PPL Energy Supply LLC 6.300% 7/15/13	600,000	641,769
Tampa Electric Co. 6.375% 8/15/12	750,000	798,153
Tenaska Oklahoma (b) 6.528% 12/30/14	319,436	323,455
TransAlta Corp. 5.750% 12/15/13	1,250,000	1,261,441
TransAlta Corp. 6.650% 5/15/18	300,000	292,564
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	533,484	540,119
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	447,006
		14,337,862
Entertainment – 0.1%
International Game Technology 7.500% 6/15/19	180,000	191,585
Environmental Controls – 0.3%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	590,000	611,387
Waste Management, Inc. 6.100% 3/15/18	435,000	448,171
		1,059,558
Foods – 0.7%
Delhaize Group 6.500% 6/15/17	1,180,000	1,246,231

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kellogg Co. 5.125% 12/03/12	$855,000	$922,368
The Kroger Co. 7.500% 1/15/14	260,000	296,029
Sara Lee Corp. 3.875% 6/15/13	60,000	59,650
		2,524,278
Forest Products & Paper – 0.5%
International Paper Co. 9.375% 5/15/19	430,000	503,015
Rock-Tenn Co. 5.625% 3/15/13	180,000	167,850
Rock-Tenn Co. 8.200% 8/15/11	650,000	671,125
Rock-Tenn Co. 9.250% 3/15/16	175,000	184,188
Verso Paper Holdings LLC (b) 11.500% 7/01/14	200,000	186,000
		1,712,178
Gas – 0.3%
Florida Gas Transmission Co. (b) 7.900% 5/15/19	685,000	802,302
Southwest Gas Corp. 8.375% 2/15/11	375,000	398,812
		1,201,114
Hand & Machine Tools – 0.5%
Black & Decker Corp. 8.950% 4/15/14	750,000	824,443
Kennametal, Inc. 7.200% 6/15/12	950,000	971,220
		1,795,663
Health Care — Products – 0.4%
Beckman Coulter, Inc. 6.000% 6/01/15	295,000	312,479
Beckman Coulter, Inc. 7.000% 6/01/19	235,000	262,389
Covidien International Finance SA 5.450% 10/15/12	600,000	641,635
Medtronic, Inc. 1.625% 4/15/13	325,000	313,219
		1,529,722
Health Care — Services – 0.4%
Roche Holdings, Inc. (b) 5.000% 3/01/14	500,000	531,856
Roche Holdings, Inc. (b) 6.000% 3/01/19	660,000	731,946
		1,263,802
Holding Company — Diversified – 0.1%
Leucadia National Corp. 7.000% 8/15/13	460,000	440,450
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	350,000	358,750
D.R. Horton, Inc. 4.875% 1/15/10	170,000	169,575
		528,325
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	140,000	140,612
Whirlpool Corp. 8.600% 5/01/14	135,000	144,912
		285,524
Insurance – 0.8%
Aflac, Inc. 8.500% 5/15/19	650,000	730,355
Principal Financial Group, Inc. 8.875% 5/15/19	825,000	926,366
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,002,992
		2,659,713
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	335,000	320,768
Iron & Steel – 0.8%
ArcelorMittal 9.000% 2/15/15	1,290,000	1,435,125
ArcelorMittal 9.850% 6/01/19	765,000	885,288
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	363,273
		2,683,686
Lodging – 0.2%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	250,000	238,750
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	565,000	565,000
		803,750
Machinery — Diversified – 0.5%
Briggs & Stratton Corp. 8.875% 3/15/11	855,000	868,894
Roper Industries, Inc. 6.625% 8/15/13	720,000	748,630
		1,617,524
Manufacturing – 1.2%
Bombardier, Inc. (b) 6.750% 5/01/12	330,000	318,450
Cooper US, Inc. 6.100% 7/01/17	750,000	804,744
General Electric Co. 5.250% 12/06/17	1,000,000	1,013,562
Illinois Tool Works, Inc. (b) 5.150% 4/01/14	1,320,000	1,388,979
Tyco Electronics Group SA 6.000% 10/01/12	375,000	375,625
Tyco Electronics Group SA 6.550% 10/01/17	325,000	303,727
		4,205,087
Media – 2.7%
CBS Corp. 6.625% 5/15/11	650,000	666,427
Comcast Corp. 5.500% 3/15/11	1,860,000	1,955,710
Cox Communications, Inc. 4.625% 1/15/10	2,865,000	2,893,246
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	767,098
Rogers Communications, Inc. 5.500% 3/15/14	260,000	277,854
Scholastic Corp. 5.000% 4/15/13	575,000	477,250
Shaw Communications, Inc. 8.250% 4/11/10	600,000	616,500
Thomson Corp. 5.700% 10/01/14	930,000	998,061
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	524,406
		9,176,552
Metal Fabricate & Hardware – 0.3%
Timken Co. 5.750% 2/15/10	920,000	921,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	$1,080,000	$1,144,800
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	480,000	508,414
Teck Resources Ltd. (b) 9.750% 5/15/14	300,000	333,750
Teck Resources Ltd. (b) 10.250% 5/15/16	500,000	566,250
Teck Resources Ltd. (b) 10.750% 5/15/19	325,000	378,219
Vale Overseas Ltd. 6.250% 1/23/17	535,000	569,689
		3,501,122
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	280,000	294,700
Office Furnishings – 0.3%
Steelcase, Inc. 6.500% 8/15/11	1,010,000	1,001,154
Oil & Gas – 1.2%
Devon Energy Corp. 6.300% 1/15/19	215,000	235,829
Marathon Oil Corp. 6.500% 2/15/14	520,000	573,345
Morgan Stanley Bank AG for OAO Gazprom (b) 9.625% 3/01/13	455,000	487,987
Noble Holding International Ltd. 7.375% 3/15/14	735,000	767,347
The Premcor Refining Group, Inc. 6.750% 5/01/14	320,000	317,600
Shell International Finance 5.625% 6/27/11	100,000	107,813
Tesoro Corp. 6.500% 6/01/17	400,000	350,000
Transocean, Inc. 1.500% 12/15/37	400,000	376,000
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	1,035,395
		4,251,316
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	220,000	204,600
Packaging & Containers – 0.5%
Packaging Corp. of America 5.750% 8/01/13	1,400,000	1,418,864
Pactiv Corp. 5.875% 7/15/12	280,000	294,517
Pactiv Corp. 6.400% 1/15/18	200,000	196,402
		1,909,783
Pharmaceuticals – 1.0%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,803,436
Express Scripts, Inc. 6.250% 6/15/14	900,000	981,946
Pfizer, Inc. FRN 2.579% 3/15/11	750,000	772,594
		3,557,976
Pipelines – 2.3%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	140,000	151,263
DCP Midstream LLC (b) 9.750% 3/15/19	465,000	544,369
Duke Capital LLC 7.500% 10/01/09	700,000	705,672
Enbridge, Inc. 5.800% 6/15/14	1,360,000	1,420,708
Enogex LLC (b) 6.875% 7/15/14	930,000	953,994
Enterprise Products Operating LP 7.500% 2/01/11	210,000	222,417
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	275,000	251,878
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	180,013
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	550,000	570,806
Plains All American Pipeline Co. 5.625% 12/15/13	685,000	712,142
Plains All American Pipeline LP 4.250% 9/01/12	800,000	815,003
Southern Natural Gas Co. (b) 5.900% 4/01/17	420,000	427,695
Texas Eastern Transmission LP (b) 6.000% 9/15/17	275,000	274,979
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	684,084
		7,915,023
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	175,000	174,125
Retail – 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	205,325
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	454,554
Nordstrom, Inc. 6.750% 6/01/14	150,000	161,375
		821,254
Savings & Loans – 0.2%
Glencore Funding LLC (b) 6.000% 4/15/14	665,000	592,341
Software – 0.5%
Fiserv, Inc. 6.125% 11/20/12	1,500,000	1,600,343
Telecommunications – 2.3%
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,064,300
British Telecom PLC STEP 9.125% 12/15/10	1,125,000	1,209,422
Embarq Corp. 7.082% 6/01/16	35,000	36,591
Qwest Corp. 7.875% 9/01/11	1,900,000	1,938,000
Qwest Corp. 8.875% 3/15/12	400,000	415,000
Rogers Communications, Inc. 6.375% 3/01/14	450,000	500,013
Telecom Italia Capital 6.175% 6/18/14	535,000	574,753
Verizon Communications, Inc. 8.750% 11/01/18	540,000	690,566
Verizon New England, Inc. 6.500% 9/15/11	500,000	537,873
Verizon Wireless Capital LLC (b) 7.375% 11/15/13	735,000	845,329

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC 7.750% 2/15/10	$300,000	$309,366
		8,121,213
Transportation – 0.1%
Canadian National Railway Co. 5.850% 11/15/17	245,000	263,231
Trucking & Leasing – 0.2%
GATX Corp. 8.750% 5/15/14	695,000	734,329
TOTAL CORPORATE DEBT (Cost $144,054,491)		151,320,790
MUNICIPAL OBLIGATIONS – 0.1%
State of California 5.950% 4/01/16	245,000	245,522
TOTAL MUNICIPAL OBLIGATIONS (Cost $246,240)		245,522
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.2%
Auto Floor Plan ABS – 0.2%
BMW Floorplan Master Owner Trust, Series 2006-1A, Class A FRN (b) 0.288% 9/17/11	750,000	747,766
Automobile ABS – 2.1%
Bank of America Auto Trust, Series 2009-1A, Class A2 (b) 1.700% 12/15/11	750,000	751,216
BMW Vehicle Lease Trust, Series 2009-1, Class A1 0.792% 6/15/10	411,747	412,011
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	765,000	768,586
BMW Vehicle Lease Trust, Series 2007-1, Class A3A 4.590% 8/15/13	513,369	515,779
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.338% 3/15/11	453,440	452,470
Nissan Auto Lease Trust, Series 2009-A, Class A1 1.043% 6/15/10	515,194	515,953
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	575,000	576,843
USAA Auto Owner Trust, Series 2005-3, Class A4 4.630% 5/15/12	927,926	933,127
USAA Auto Owner Trust, Series 2006-1, Class A4 5.040% 12/15/11	947,975	961,541
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,225,000	1,237,190
		7,124,716
Commercial MBS – 3.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	2,000,000	1,580,464
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,530,000	1,498,203
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	983,395
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	571,430
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,600,000	1,535,072
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,125,000	894,027
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b) 6.217% 1/15/18	1,350,000	535,121
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	904,949
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	767,194
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	626,214
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,050,000	1,945,735
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,009,620
		12,851,424
Credit Card ABS – 0.7%
Chase Issuance Trust, Series 2008-A7, Class A7 FRN 0.938% 11/15/11	575,000	575,390
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 1.038% 6/15/12	1,175,000	1,173,471
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.088% 6/15/12	750,000	749,349
		2,498,210

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS – 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	$4,028	$3,949
Student Loans ABS – 1.0%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $788,563), Series 2005-2A, Class 2B1 FRN (b) (c) 1.610% 9/20/10	775,000	682,000
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (b) (c) 1.209% 6/20/14	1,600,000	488,336
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $460,575), Series 2005-1A, Class B2 FRN (b) (c) 3.209% 9/20/10	460,000	316,802
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $581,469), Series 2005-1A, Class A7 FRN (b) (c) 2.609% 9/20/10	575,000	446,303
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.484% 4/25/14	764,002	761,665
SLM Student Loan Trust, Series 2005-9, Class A3 FRN 0.554% 1/25/19	362,572	362,214
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.692% 10/28/28	432,968	431,750
		3,489,070
WL Collateral CMO – 1.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.369% 7/20/36	561,143	456,921
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.259% 8/25/34	392,442	334,536
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.963% 2/25/34	60,743	44,032
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.046% 9/25/33	55,618	40,428
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.861% 8/25/34	100,028	86,333
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.479% 1/19/38	1,091,406	541,301
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.395% 5/25/37	1,461,021	820,990
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 4.295% 8/25/34	179,565	122,399
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.535% 8/25/36	442,237	217,756
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 4.214% 7/25/33	13,056	11,091
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 4.547% 2/25/34	595,443	515,128
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.353% 2/25/34	24,237	20,149
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.430% 2/25/34	2,305	1,712
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.465% 6/25/46	2,001,426	641,065
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.475% 4/25/46	1,331,994	619,334
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.607% 3/25/34	121,582	94,902
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	206,301	155,733
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.610% 4/25/44	315,862	129,005
		4,852,815
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.944% 6/25/32	101,826	62,328
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,083,883)		31,630,278
SOVEREIGN DEBT OBLIGATIONS – 0.4%
Brazilian Government International Bond 5.875% 1/15/19	711,000	726,286

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Colombia Government International Bond 7.375% 3/18/19	$356,000	$383,590
Poland Government International Bond 6.375% 7/15/19	380,000	393,593
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,429,858)		1,503,469
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 27.3%
Pass-Through Securities – 27.3%
Federal Home Loan Mortgage Corp.
Pool #1Q0239 5.327% 3/01/37	1,678,496	1,741,353
Pool #G11723 5.500% 7/01/20	290,597	307,250
Pool #A56828 5.500% 2/01/37	1,748,821	1,815,905
Pool #A69653 5.500% 12/01/37	1,563,918	1,622,932
Pool #E00856 7.500% 6/01/15	18,340	19,751
Federal National Mortgage Association
Pool #775539 3.769% 5/01/34	752,537	773,897
Pool #725692 3.934% 10/01/33	661,495	678,413
Pool #888586 4.291% 10/01/34	1,450,870	1,492,333
Pool #684154 5.500% 2/01/18	61,689	65,503
Pool #702331 5.500% 5/01/18	662,343	703,092
Pool #725796 5.500% 9/01/19	4,645,302	4,920,935
Pool #844564 5.500% 12/01/20	1,083,001	1,145,232
Pool #745525 5.500% 5/01/21	6,381,936	6,740,671
Pool #826713 5.500% 8/01/35	5,396,208	5,632,713
Pool #826735 5.500% 8/01/35	783,555	817,896
Pool #912449 5.500% 3/01/37	594,937	619,339
Pool #918516 5.500% 6/01/37	3,753,403	3,897,381
Pool #960211 5.500% 8/01/37	1,027,104	1,066,503
Pool #965490 5.500% 12/01/37	1,686,737	1,750,385
Pool #882203 6.500% 9/01/36	209,447	224,542
Pool #894850 6.500% 9/01/36	422,949	453,432
Pool #801772 6.500% 11/01/36	206,713	221,610
Pool #903789 6.500% 11/01/36	33,261	35,658
Pool #904896 6.500% 11/01/36	377,284	404,475
Pool #910426 6.500% 1/01/37	530,398	568,293
Pool #915983 6.500% 3/01/37	486,710	521,483
Pool #917578 6.500% 4/01/37	176,541	189,154
Pool #928419 6.500% 5/01/37	462,712	495,770
Pool #256771 6.500% 6/01/37	255,801	274,077
Pool #942028 6.500% 6/01/37	392,877	420,824
Pool #899771 6.500% 7/01/37	433,973	464,843
Pool #941315 6.500% 7/01/37	16,914	18,117
Pool #893175 6.500% 8/01/37	341,727	366,035
Pool #942750 6.500% 8/01/37	248,063	265,708
Pool #933009 6.500% 9/01/37	438,373	469,556
Pool #953263 6.500% 10/01/37	681,120	729,570
Pool #925765 6.500% 11/01/37	493,534	528,640
Pool #965955 6.500% 1/01/38	489,741	524,578
Pool #971728 6.500% 2/01/38	587,969	629,793
Government National Mortgage Association
Pool #658710 6.000% 5/15/37	404,263	425,565
Pool #671330 6.000% 7/15/37	2,961,651	3,116,791
Pool #608502 6.000% 7/15/37	37,509	39,474
Pool #661536 6.500% 12/15/36	1,935,894	2,068,759
Pool #660060 6.500% 1/15/37	2,095,669	2,239,501
Pool #664937 6.500% 8/15/37	1,374,292	1,466,896
Pool #502124 7.500% 8/15/29	13,528	14,730
Pool #507545 7.500% 8/15/29	38,966	42,434
Government National Mortgage Association TBA
Pool #20432 6.000% 7/01/36 (e)	39,191,000	41,102,922
		94,134,714
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $91,601,125)		94,134,714
U.S. TREASURY OBLIGATIONS – 3.0%
U.S. Treasury Bonds & Notes – 3.0%
U.S. Treasury Note 2.500% 3/31/13	1,345,000	1,372,005
U.S. Treasury Note 3.500% 2/15/18	2,420,000	2,437,866
U.S. Treasury Note 4.250% 8/15/15	1,890,000	2,032,636
U.S. Treasury Note 4.875% 5/31/11	4,245,000	4,541,155
		10,383,662
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,476,391)		10,383,662
TOTAL BONDS & NOTES (Cost $286,891,988)		289,218,435
TOTAL LONG-TERM INVESTMENTS (Cost $287,441,988)		289,619,210
SHORT-TERM INVESTMENTS – 26.7%
Commercial Paper – 26.7% (f)
Avery Dennison Corp. 0.400% 8/03/09	6,616,000	6,615,853
BMW US Capital LLC 0.900% 8/12/09	5,000,000	4,998,625
Cadbury Schweppes Financial 0.730% 9/15/09	3,830,000	3,826,505
Cadbury Schweppes Financial 0.730% 9/28/09	3,030,000	3,026,436
Duke Energy Corp. 0.550% 9/03/09	2,895,000	2,893,540
Eaton Corp. 0.700% 8/05/09	2,135,000	2,134,834
Eaton Corp. 1.200% 9/18/09	4,680,000	4,672,512

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
H.J. Heinz Financial Co. 0.700% 8/03/09	$5,143,000	$5,142,800
HSBC Finance Corp. 0.750% 8/19/09	2,271,000	2,270,148
HSBC Finance Corp. 0.800% 8/17/09	3,472,000	3,470,766
ITT Corp. 0.600% 10/22/09	7,103,000	7,093,293
Lincoln National Corp. 0.950% 8/10/09	3,000,000	2,999,288
Ryder System, Inc. 0.650% 8/17/09	3,020,000	3,019,128
Sabmiller PLC 1.000% 11/13/09	7,500,000	7,478,333
Safeway, Inc. 0.400% 8/04/09	8,595,000	8,594,713
Tyco International Finance SA 0.460% 8/18/09	9,240,000	9,237,993
Virginia Electric.& Power Co. 0.450% 8/06/09	7,624,000	7,623,523
Xcel Energy, Inc. 0.850% 8/24/09	1,385,000	1,384,248
Xcel Energy, Inc. 0.900% 8/14/09	5,797,000	5,795,116
TOTAL SHORT-TERM INVESTMENTS (Cost $92,277,654)		92,277,654
TOTAL INVESTMENTS – 110.7% (Cost $379,719,642) (g)		381,896,864
Other Assets/ (Liabilities) – (10.7)%		(36,886,093)
NET ASSETS – 100.0%		$345,010,771

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $22,412,682 or 6.50% of net assets.
(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	A portion of this security is purchased on a when-issued or delayed delivery basis. (Note 2).
(f)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 117.9%
CORPORATE DEBT – 4.5%
Chemicals – 0.3%
Praxair, Inc. FRN 0.751% 5/26/10	$680,000	$681,029
Computers – 0.4%
Hewlett-Packard Co. FRN 1.710% 5/27/11	1,000,000	1,016,513
Cosmetics & Personal Care – 0.4%
Procter & Gamble International Funding SCA FRN 0.996% 5/07/10	1,000,000	998,598
Diversified Financial – 1.4%
American Honda Finance Corp. (a) 3.156% 6/02/11	1,000,000	998,343
The Goldman Sachs Group, Inc. FRN 0.901% 6/28/10	650,000	648,662
John Deere Capital Corp. FRN 1.111% 2/26/10	500,000	500,904
JP Morgan Chase & Co. FRN 0.684% 1/17/11	650,000	646,485
Toyota Motor Credit Corp. FRN 0.614% 7/19/10	525,000	524,530
		3,318,924
Foods – 0.5%
General Mills, Inc. 6.000% 2/15/12	500,000	540,688
Kellogg Co, Series B 6.600% 4/01/11	500,000	537,789
		1,078,477
Pharmaceuticals – 0.7%
Merck & Co., Inc. 1.875% 6/30/11	1,000,000	1,008,006
Wyeth 6.950% 3/15/11	500,000	540,446
		1,548,452
Telecommunications – 0.8%
Telefonica Emisiones SAU FRN 1.000% 2/04/13	725,000	698,804
Verizon Wireless Capital LLC FRN (a) 3.316% 5/20/11	1,000,000	1,027,796
		1,726,600
TOTAL CORPORATE DEBT (Cost $10,412,123)		10,368,593
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.6%
Auto Floor Plan ABS – 0.3%
BMW Floorplan Master Owner Trust, Series 2006-1A, Class A FRN (a) 0.288% 9/17/11	750,000	747,766
Automobile ABS – 4.0%
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	475,000	475,770
BMW Vehicle Lease Trust, Series 2009-1, Class A1 0.792% 6/15/10	275,692	275,868
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	525,000	527,461
BMW Vehicle Lease Trust, Series 2007-1, Class A3A 4.590% 8/15/13	355,410	357,078
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A3 5.100% 5/15/12	1,018,947	1,031,628
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	700,000	699,902
Honda Auto Receivables Owner Trust, Series 2007-1, Class A3 5.100% 3/18/11	3,703	3,745
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.338% 3/15/11	306,739	306,083
Nissan Auto Lease Trust, Series 2009-A, Class A1 1.043% 6/15/10	344,956	345,465
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	385,000	386,234
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A4 4.310% 3/15/11	35,033	35,374
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4 5.220% 11/15/11	94,407	95,906
USAA Auto Owner Trust, Series 2008-3, Class A2 3.580% 3/15/11	588,986	592,025
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	470,000	477,545
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	150,000	154,164
USAA Auto Owner Trust, Series 2005-3, Class A4 4.630% 5/15/12	672,746	676,517
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	188,000	193,541

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USAA Auto Owner Trust, Series 2006-1, Class A4 5.040% 12/15/11	$687,282	$697,117
Volkswagen Auto Lease Trust, Series 2009-A, Class A1 1.452% 5/17/10	457,132	458,051
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,450,000	1,464,429
		9,253,903
Credit Card ABS – 1.6%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.328% 10/15/12	350,000	347,009
Chase Issuance Trust, Series 2005-A13, Class A13 FRN 0.328% 2/15/13	500,000	494,152
Chase Issuance Trust, Series 2008-A7, Class A7 FRN 0.938% 11/15/11	550,000	550,372
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 1.038% 6/15/12	1,750,000	1,747,723
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.088% 6/15/12	550,000	549,523
		3,688,779
Student Loans ABS – 3.7%
Nelnet Student Loan Corp., Series 2004-2A, Class A2 FRN 0.691% 11/25/13	417,357	417,088
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.484% 4/25/14	916,802	913,998
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 0.494% 10/27/14	174,232	173,578
SLM Student Loan Trust, Series 2006-7, Class A2 FRN 0.494% 10/25/16	123,499	123,355
SLM Student Loan Trust, Series 2006-5, Class A2 FRN 0.494% 7/25/17	1,472,876	1,469,899
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.504% 1/25/16	538,037	535,389
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.504% 10/25/16	65,283	64,954
SLM Student Loan Trust, Series 2005-10, Class A3 FRN 0.554% 10/25/16	379,434	377,890
SLM Student Loan Trust, Series 2005-9, Class A3 FRN 0.554% 1/25/19	247,208	246,964
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.584% 4/25/17	153,993	152,346
SLM Student Loan Trust, Series 2006-3, Class A4 FRN 0.584% 7/25/19	75,000	72,658
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.594% 4/25/22	163,637	161,704
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.594% 7/25/22	673,792	658,500
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.614% 4/25/17	133,689	131,976
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.704% 1/25/16	135,000	132,882
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.804% 1/26/15	342,080	340,995
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.904% 10/27/14	613,823	612,806
SLM Student Loan Trust, Series 2008-3, Class A1 FRN 1.004% 1/25/14	247,448	247,205
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 1.004% 10/25/17	245,000	241,327
SLM Student Loan Trust, Series 2008-4, Class A1 FRN 1.184% 7/25/13	1,096,651	1,098,869
SLM Student Loan Trust, Series 2008-9, Class A FRN 2.004% 4/25/23	193,406	196,152
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.692% 10/28/28	284,847	284,046
		8,654,581
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,301,137)		22,345,029
U.S. TREASURY OBLIGATIONS – 103.8%
U.S. Treasury Bonds & Notes – 103.8%
U.S. Treasury Inflation Index 0.625% 4/15/13	6,151,075	6,078,031
U.S. Treasury Inflation Index 0.875% 4/15/10	12,416,250	12,462,904
U.S. Treasury Inflation Index 1.250% 4/15/14	4,546,845	4,570,645
U.S. Treasury Inflation Index 1.375% 7/15/18	3,599,617	3,512,874
U.S. Treasury Inflation Index 1.625% 1/15/15	11,053,216	11,035,875
U.S. Treasury Inflation Index 1.625% 1/15/18	8,216,716	8,185,924

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 1.750% 1/15/28	$6,420,266	$5,988,904
U.S. Treasury Inflation Index 1.875% 7/15/13	9,966,237	10,172,289
U.S. Treasury Inflation Index 1.875% 7/15/15	9,811,788	9,946,725
U.S. Treasury Inflation Index 1.875% 7/15/19	1,802,682	1,834,229
U.S. Treasury Inflation Index 2.000% 4/15/12	5,811,652	5,966,113
U.S. Treasury Inflation Index 2.000% 1/15/14	8,141,465	8,314,483
U.S. Treasury Inflation Index 2.000% 7/15/14	12,007,942	12,255,611
U.S. Treasury Inflation Index 2.000% 1/15/16	7,644,011	7,780,409
U.S. Treasury Inflation Index 2.000% 1/15/26	9,410,914	9,130,055
U.S. Treasury Inflation Index 2.125% 1/15/19	5,776,684	6,003,816
U.S. Treasury Inflation Index 2.375% 4/15/11	8,225,415	8,465,751
U.S. Treasury Inflation Index 2.375% 1/15/17	7,989,813	8,364,086
U.S. Treasury Inflation Index 2.375% 1/15/25	12,756,665	13,009,247
U.S. Treasury Inflation Index 2.375% 1/15/27	7,231,655	7,411,313
U.S. Treasury Inflation Index 2.500% 7/15/16	10,704,974	11,263,639
U.S. Treasury Inflation Index 2.500% 1/15/29	5,901,182	6,177,504
U.S. Treasury Inflation Index 2.625% 7/15/17	8,573,843	9,167,581
U.S. Treasury Inflation Index 3.000% 7/15/12	13,016,889	13,753,156
U.S. Treasury Inflation Index 3.375% 1/15/12	4,606,333	4,886,945
U.S. Treasury Inflation Index 3.375% 4/15/32	3,059,963	3,744,638
U.S. Treasury Inflation Index 3.500% 1/15/11	6,155,386	6,422,761
U.S. Treasury Inflation Index 3.625% 4/15/28	9,340,637	11,266,705
U.S. Treasury Inflation Index 3.875% 4/15/29	10,640,217	13,322,150
		240,494,363
TOTAL U.S. TREASURY OBLIGATIONS (Cost $236,688,758)		240,494,363
TOTAL BONDS & NOTES (Cost $269,402,018)		273,207,985
TOTAL LONG-TERM INVESTMENTS (Cost $269,402,018)		273,207,985
SHORT-TERM INVESTMENTS – 29.7%
Commercial Paper – 29.6%
Altria Group, Inc. 0.500% 8/03/09	3,200,000	3,199,911
Avery Dennison Corp. 0.400% 8/03/09	630,000	629,986
Basin Electric Power Cooperative 0.250% 9/01/09	4,045,000	4,044,129
Basin Electric Power Cooperative 0.260% 9/01/09	1,950,000	1,949,563
Covidien International Finance 0.480% 10/01/09	2,100,000	2,098,292
Duke Energy Corp. 0.500% 9/30/09	3,700,000	3,696,917
E. ON AG 0.590% 11/02/09	5,000,000	4,992,379
Eaton Corp. 0.700% 9/08/09	1,750,000	1,748,707
Eaton Corp. 0.850% 8/24/09	1,700,000	1,699,077
Equifax, Inc. 0.850% 9/14/09	3,400,000	3,396,468
HSBC Finance Corp. 0.650% 10/22/09	5,725,000	5,716,524
Lincoln National Corp. 0.850% 10/14/09	3,400,000	3,394,059
McCormick & Co. 0.350% 8/25/09	3,200,000	3,199,253
National Rural Utilities Cooperative 0.320% 10/13/09	5,000,000	4,996,755
National Rural Utilities Cooperative 0.470% 10/15/09	700,000	699,315
Royal Bank of Scotland PLC 0.330% 9/01/09	2,475,000	2,474,297
Royal Bank of Scotland PLC 0.550% 10/19/09	3,800,000	3,795,414
Tyco International Finance SA 0.450% 8/17/09	3,700,000	3,699,260
VF Corp. 0.600% 10/21/09	3,700,000	3,695,005
Volkswagen of America 0.950% 9/29/09	3,175,000	3,170,057
Wellpoint, Inc. 0.850% 9/21/09	3,000,000	2,996,387
Xcel Energy, Inc. 0.600% 9/21/09	3,225,000	3,222,259
Repurchase Agreement – 0.1%
State Street Bank & Trust Co. Repurchase Agreement, Dated 7/31/09, 0.020%, due 8/03/09 (b)	296,626	296,626
TOTAL SHORT-TERM INVESTMENTS (Cost $68,810,640)		68,810,640
TOTAL INVESTMENTS – 147.6% (Cost $338,212,658) (c)		342,018,625
Other Assets/ (Liabilities) – (47.6)%		(110,338,447)
NET ASSETS – 100.0%		$231,680,178

Notes to Portfolio of Investments
ABS	Asset Backed Security
FRN	Floating Rate Note

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $3,249,675 or 1.40% of net assets.
(b)	Maturity value of $296,626. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 10/01/18, and an aggregate market value, including accrued interest, of $303,661.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $1,250,000) (a) (b) (c) (d)	12,500	$910,853
TOTAL PREFERRED STOCK (Cost $1,250,000)		910,853
TOTAL EQUITIES (Cost $1,250,000)		910,853
	Principal Amount
BONDS & NOTES – 98.2%
CORPORATE DEBT – 39.7%
Advertising – 0.2%
Interpublic Group Cos. (b) 10.000% 7/15/17	$1,800,000	1,881,000
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	1,375,000	1,481,476
General Dynamics Corp. 5.250% 2/01/14	2,050,000	2,219,070
Goodrich Corp. 6.125% 3/01/19	595,000	645,400
		4,345,946
Agriculture – 0.4%
Cargill, Inc. (b) (e) 5.200% 1/22/13	3,875,000	4,048,298
Airlines – 0.0%
United Air Lines, Inc. (d) (f) 10.110% 12/31/49	346,991	-
US Airways, Inc. Class B (d) (f) 0.000% 4/15/49	1,151,000	11
		11
Apparel – 0.0%
Kellwood Co. 7.875% 7/15/09	554,000	110,800
Banks – 2.4%
Bank of America Corp. (e) 2.100% 4/30/12	3,250,000	3,269,000
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,492,948
Bank of America Corp. 7.400% 1/15/11	121,248	127,230
Bank of America Corp. Series L (e) 5.650% 5/01/18	6,700,000	6,390,540
Barclays Bank PLC 5.200% 7/10/14	3,600,000	3,733,502
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,411,381
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,008,218
Credit Suisse New York 5.500% 5/01/14	585,000	622,178
HSBC Finance Corp. 6.375% 10/15/11	669,000	686,686
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	1,879,887
Wachovia Bank NA 6.600% 1/15/38	1,610,000	1,626,654
Wachovia Corp. 5.300% 10/15/11	1,683,000	1,769,067
Wachovia Corp. 5.750% 6/15/17	2,120,000	2,153,996
Wells Fargo & Co. 5.625% 12/11/17	1,075,000	1,091,130
		27,262,417
Beverages – 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,252,134
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	968,000	942,272
Anheuser-Busch InBev Worldwide, Inc. (b) 8.200% 1/15/39	1,165,000	1,465,302
The Coca-Cola Co. 5.350% 11/15/17	550,000	597,811
Foster's Finance Corp. (b) 6.875% 6/15/11	872,000	897,109
		5,154,628
Building Materials – 0.6%
American Standard, Inc. (e) 7.625% 2/15/10	3,006,000	3,068,191
CRH America, Inc. (e) 8.125% 7/15/18	2,300,000	2,313,575
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,289,911
		6,671,677
Chemicals – 1.0%
Ashland, Inc. (b) 9.125% 6/01/17	835,000	880,925
Cytec Industries, Inc. 8.950% 7/01/17	450,000	476,776
The Dow Chemical Co. 7.600% 5/15/14	170,000	184,725
The Dow Chemical Co. 8.550% 5/15/19	1,525,000	1,673,070
The Dow Chemical Co. 9.400% 5/15/39	645,000	774,866
Ecolab, Inc. (e) 4.875% 2/15/15	4,540,000	4,694,542
Ecolab, Inc. 6.875% 2/01/11	110,000	117,386
EI Du Pont de Nemours & Co. 6.000% 7/15/18	575,000	635,688
Praxair, Inc. (e) 5.250% 11/15/14	545,000	597,093
Valspar Corp. 7.250% 6/15/19	650,000	673,063
		10,708,134
Commercial Services – 0.6%
Deluxe Corp. 7.375% 6/01/15	500,000	430,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	2,174,000	2,180,320
Equifax, Inc. 7.000% 7/01/37	1,370,000	1,302,726
ERAC USA Finance Co. (b) 6.700% 6/01/34	1,620,000	1,239,812
ERAC USA Finance Co. (b) (e) 7.000% 10/15/37	1,865,000	1,564,252
ERAC USA Finance Co. (b) 7.950% 12/15/09	37,000	37,327
		6,754,437

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers – 0.3%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	$1,646,000	$1,810,179
EMC Corp. 1.750% 12/01/13	1,300,000	1,464,125
		3,274,304
Diversified Financial – 7.4%
American Express Co. 6.150% 8/28/17	1,060,000	1,043,865
American Express Co. 7.250% 5/20/14	715,000	772,913
American Express Co. (e) 8.125% 5/20/19	2,850,000	3,148,934
American Express Credit Corp. (e) 7.300% 8/20/13	4,125,000	4,403,239
American General Finance Corp. (e) 5.900% 9/15/12	4,480,000	2,869,256
American General Finance Corp. 6.500% 9/15/17	1,155,000	667,173
American General Finance Corp. 6.900% 12/15/17	1,315,000	760,069
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,703,961
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,120,680
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	626,600
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,154,859
Citigroup, Inc. 5.875% 5/29/37	2,175,000	1,724,301
Citigroup, Inc. 6.500% 8/19/13	2,300,000	2,343,679
Citigroup, Inc. 7.250% 10/01/10	136,904	136,978
Citigroup, Inc. 8.125% 7/15/39	975,000	982,109
Eaton Vance Corp. 6.500% 10/02/17	3,375,000	3,331,918
Fannie Mae 5.625% 7/15/37	10,500,000	11,138,084
General Electric Capital Corp. 5.875% 1/14/38	1,000,000	866,329
General Electric Capital Corp. 5.900% 5/13/14	1,500,000	1,595,261
General Electric Capital Corp. 6.875% 1/10/39	3,500,000	3,436,947
The Goldman Sachs Group, Inc. (e) 5.625% 1/15/17	6,240,000	6,248,399
The Goldman Sachs Group, Inc. 6.125% 2/15/33	1,439,000	1,485,454
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	448,798
The Goldman Sachs Group, Inc. 6.750% 10/01/37	1,220,000	1,230,629
HSBC Finance Corp. 5.900% 6/19/12	2,130,000	2,177,454
John Deere Capital Corp. FRN 1.111% 2/26/10	2,375,000	2,379,294
JP Morgan Chase & Co. FRN (e) 0.859% 6/15/12	4,500,000	4,540,459
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,529,357
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,402,631
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	5,775,000	5,830,758
Morgan Stanley FRN 0.829% 3/13/12	2,750,000	2,771,788
Morgan Stanley 5.450% 1/09/17	1,526,000	1,521,025
SLM Corp. 5.000% 10/01/13	2,129,000	1,495,686
Textron Financial Corp. 5.125% 11/01/10	3,540,000	3,323,472
		82,212,359
Electric – 3.1%
Allegheny Energy Supply (b) 8.250% 4/15/12	1,516,000	1,620,928
Ameren Corp. 8.875% 5/15/14	1,985,000	2,124,549
Carolina Power & Light Co. 6.125% 9/15/33	37,000	39,972
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	668,170
Consumers Energy Co. 4.400% 8/15/09	1,279,000	1,279,737
Entergy Gulf States, Inc. (e) 5.250% 8/01/15	1,101,000	1,074,468
Kansas Gas & Electric Co. 5.647% 3/29/21	1,624,681	1,611,862
Kiowa Power Partners LLC (b) 4.811% 12/30/13	892,369	868,386
MidAmerican Energy Co. 5.125% 1/15/13	69,000	72,358
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	1,583,004	1,577,068
Monongahela Power 6.700% 6/15/14	1,667,000	1,732,536
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,272,731
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,069,404
NRG Energy, Inc. 8.500% 6/15/19	3,900,000	3,836,625
Oncor Electric Delivery Co. 6.800% 9/01/18	955,000	1,079,028
Oncor Electric Delivery Co. 7.500% 9/01/38	1,570,000	1,938,110
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	2,032,269
Progress Energy, Inc. 7.100% 3/01/11	79,216	84,254
Tenaska Oklahoma (b) 6.528% 12/30/14	1,196,607	1,211,661
TransAlta Corp. (e) 5.750% 12/15/13	4,496,000	4,537,152
TransAlta Corp. 6.650% 5/15/18	800,000	780,171
Tri-State Generation & Transmission Association series 2003, Class A (b) 6.040% 1/31/18	1,527,288	1,546,284
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,395,651
		34,453,374

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment – 0.2%
Anixter International, Inc. (e) 5.950% 3/01/15	$2,800,000	$2,450,000
Entertainment – 0.1%
International Game Technology 7.500% 6/15/19	620,000	659,904
Environmental Controls – 0.8%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	3,024,000	3,133,620
Allied Waste North America, Inc. (e) 6.500% 11/15/10	5,270,000	5,454,450
Republic Services, Inc. 6.750% 8/15/11	78,000	80,967
		8,669,037
Foods – 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,115,771
Conagra, Inc. 6.750% 9/15/11	13,248	14,407
The Hershey Co. (e) 7.200% 8/15/27	538,000	594,653
Kellogg Co. (e) 5.125% 12/03/12	2,700,000	2,912,741
The Kroger Co. 7.500% 1/15/14	830,000	945,015
Sara Lee Corp. 3.875% 6/15/13	749,000	744,631
		6,327,218
Forest Products & Paper – 0.5%
International Paper Co. 9.375% 5/15/19	1,450,000	1,696,214
Rock-Tenn Co. 5.625% 3/15/13	505,000	470,913
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,952,457
Rock-Tenn Co. 9.250% 3/15/16	530,000	557,825
Verso Paper Holdings LLC (b) 11.500% 7/01/14	700,000	651,000
		5,328,409
Gas – 0.3%
Northern Natural Gas Co. (b) 7.000% 6/01/11	709,000	770,376
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,510,733
Southwest Gas Corp. 8.375% 2/15/11	1,133,000	1,204,943
		3,486,052
Health Care — Products – 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	1,010,000	1,069,843
Beckman Coulter, Inc. 7.000% 6/01/19	805,000	898,824
Boston Scientific Corp. 5.450% 6/15/14	91,000	88,611
Covidien International Finance SA 6.550% 10/15/37	1,755,000	2,009,528
Medtronic, Inc. 1.625% 4/15/13	1,025,000	987,844
		5,054,650
Health Care — Services – 0.7%
HCA, Inc. (b) 7.875% 2/15/20	1,775,000	1,743,937
HCA, Inc. (b) 8.500% 4/15/19	1,740,000	1,783,500
Roche Holdings, Inc. (b) 5.000% 3/01/14	1,205,000	1,281,773
Roche Holdings, Inc. (b) 6.000% 3/01/19	1,970,000	2,184,748
Roche Holdings, Inc. (b) 7.000% 3/01/39	250,000	305,735
		7,299,693
Holding Company — Diversified – 0.2%
Leucadia National Corp. 7.000% 8/15/13	636,000	608,970
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,792,560
		2,401,530
Home Builders – 0.2%
Centex Corp. 7.875% 2/01/11	1,480,000	1,517,000
D.R. Horton, Inc. 4.875% 1/15/10	534,000	532,665
		2,049,665
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	476,000	478,081
Toro Co. 7.800% 6/15/27	773,000	653,919
Whirlpool Corp. 8.600% 5/01/14	460,000	493,775
		1,625,775
Insurance – 1.1%
Aflac, Inc. (e) 8.500% 5/15/19	2,235,000	2,511,297
The Allstate Corp. 7.450% 5/16/19	2,000,000	2,259,946
Lincoln National Corp. 6.300% 10/09/37	1,245,000	989,702
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,486,184
MetLife, Inc. Series A 6.817% 8/15/18	2,035,000	2,178,817
Principal Financial Group, Inc. 8.875% 5/15/19	2,820,000	3,166,488
		12,592,434
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	1,023,000	979,538
Iron & Steel – 0.8%
ArcelorMittal 9.000% 2/15/15	4,415,000	4,911,688
ArcelorMittal 9.850% 6/01/19	2,635,000	3,049,327
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,347,000	1,099,614
		9,060,629
Lodging – 0.5%
Marriott International, Inc. (e) 6.200% 6/15/16	4,038,000	3,914,801
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	760,000	725,800
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	549,000	549,000
		5,189,601
Machinery — Diversified – 0.5%
Briggs & Stratton Corp. (e) 8.875% 3/15/11	2,713,000	2,757,086

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Roper Industries, Inc. 6.625% 8/15/13	$2,355,000	$2,448,644
		5,205,730
Manufacturing – 1.1%
Bombardier, Inc. (b) 6.750% 5/01/12	1,156,000	1,115,540
Eaton Corp. 7.650% 11/15/29	2,945,000	3,210,942
General Electric Co. 5.250% 12/06/17	1,145,000	1,160,528
Illinois Tool Works, Inc. (b) (e) 5.150% 4/01/14	1,450,000	1,525,773
Ingersoll-Rand Global Holding Co. Ltd. (e) 6.875% 8/15/18	960,000	1,000,895
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,217,024
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,028,001
Tyco Electronics Group SA 7.125% 10/01/37	1,280,000	1,061,348
Tyco International Finance SA 8.500% 1/15/19	800,000	926,836
		12,246,887
Media – 3.4%
CBS Corp. (e) 6.625% 5/15/11	3,558,000	3,647,921
CBS Corp. 7.875% 7/30/30	970,000	818,518
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	139,027
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	178,949
Comcast Corp. 5.500% 3/15/11	1,142,000	1,200,764
Cox Communications, Inc. (e) 4.625% 1/15/10	5,282,000	5,334,075
Cox Communications, Inc. 6.750% 3/15/11	196,000	207,436
Echostar DBS Corp. 7.125% 2/01/16	2,284,000	2,215,480
McGraw-Hill Cos., Inc. 5.375% 11/15/12	2,500,000	2,556,993
News America Holdings, Inc. 6.750% 1/09/38	806,000	817,884
Rogers Cable, Inc. (e) 7.875% 5/01/12	2,398,000	2,683,669
Rogers Communications, Inc. 5.500% 3/15/14	822,000	878,446
Rogers Communications, Inc. 7.500% 8/15/38	510,000	629,526
Scholastic Corp. 5.000% 4/15/13	1,749,000	1,451,670
Shaw Communications, Inc. (e) 8.250% 4/11/10	3,356,000	3,448,290
Thomson Corp. (e) 5.700% 10/01/14	1,545,000	1,658,069
Thomson Corp. 6.200% 1/05/12	1,959,000	2,105,069
Time Warner Cable, Inc. 6.750% 6/15/39	1,955,000	2,114,845
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,533,316
Time Warner Cable, Inc. 8.250% 4/01/19	1,235,000	1,500,022
Time Warner Cable, Inc. 8.750% 2/14/19	1,345,000	1,668,996
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,254,492
		38,043,457
Metal Fabricate & Hardware – 0.3%
Timken Co. 5.750% 2/15/10	2,969,000	2,973,842
Mining – 0.8%
Codelco, Inc. (b) 6.150% 10/24/36	1,503,000	1,477,870
Teck Resources Ltd. (b) 9.750% 5/15/14	1,000,000	1,112,500
Teck Resources Ltd. (b) 10.250% 5/15/16	1,700,000	1,925,250
Teck Resources Ltd. (b) 10.750% 5/15/19	1,100,000	1,280,125
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,731,428
Vale Overseas Ltd. 6.875% 11/21/36	1,494,000	1,506,130
		9,033,303
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	1,175,000	1,236,688
Xerox Corp. 8.250% 5/15/14	260,000	283,288
		1,519,976
Office Furnishings – 0.4%
Herman Miller, Inc. 7.125% 3/15/11	2,259,000	2,256,217
Steelcase, Inc. 6.500% 8/15/11	2,470,000	2,448,368
		4,704,585
Oil & Gas – 1.3%
Devon Energy Corp. 6.300% 1/15/19	660,000	723,940
Mobil Corp. (e) 8.625% 8/15/21	201,000	263,027
Morgan Stanley Bank AG for OAO Gazprom (b) 9.625% 3/01/13	1,520,000	1,630,200
Newfield Exploration Co. 7.625% 3/01/11	987,000	991,935
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,469,081
Pemex Project Funding Master Trust 6.625% 6/15/38	1,580,000	1,405,726
The Premcor Refining Group, Inc. 6.750% 5/01/14	1,105,000	1,096,711
Tesoro Corp. 6.500% 6/01/17	1,100,000	962,500
Transocean, Inc. 1.500% 12/15/37	1,300,000	1,222,000
XTO Energy, Inc. (e) 4.900% 2/01/14	3,746,000	3,878,590
		14,643,710
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,009,000	938,370
Packaging & Containers – 0.3%
Packaging Corp. of America 5.750% 8/01/13	1,050,000	1,064,148
Pactiv Corp. 5.875% 7/15/12	1,140,000	1,199,106
Pactiv Corp. 6.400% 1/15/18	1,025,000	1,006,560

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sealed Air Corp. (b) 6.875% 7/15/33	$717,000	$634,298
		3,904,112
Pharmaceuticals – 0.0%
Abbott Laboratories 5.600% 11/30/17	200,000	217,281
Pipelines – 3.3%
Alliance Pipeline LP (b) 6.996% 12/31/19	974,445	893,751
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	866,819
Colonial Pipeline Co. (b) 7.630% 4/15/32	1,656,000	1,851,203
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,134,475
DCP Midstream LLC (b) 9.750% 3/15/19	1,340,000	1,568,718
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	921,000	955,914
Enbridge, Inc. (e) 5.800% 6/15/14	4,010,000	4,188,998
Enogex LLC (b) 6.875% 7/15/14	3,300,000	3,385,140
Enterprise Products Operating LP 7.500% 2/01/11	735,000	778,461
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	868,000	795,018
Kern River Funding Corp. (b) 4.893% 4/30/18	2,662,238	2,667,081
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	704,623
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	580,568
Kinder Morgan Energy Partners LP 6.950% 1/15/38	2,160,000	2,338,522
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	63,865
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	585,000	613,498
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	1,891,000	1,962,535
Plains All American Pipeline Co. 5.625% 12/15/13	2,197,000	2,284,054
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/09	475,000	475,075
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	1,945,000	2,084,147
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	1,280,000	1,405,482
Southern Natural Gas Co. (b) 5.900% 4/01/17	1,345,000	1,369,643
Texas Eastern Transmission LP (b) 6.000% 9/15/17	850,000	849,934
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	840,000	908,687
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	2,086,456
		36,812,667
Real Estate Investment Trusts (REITS) – 0.0%
Senior Housing Properties Trust 8.625% 1/15/12	457,000	454,715
Retail – 0.3%
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	666,281
Lowe's Cos., Inc. 5.600% 9/15/12	1,350,000	1,443,876
McDonald's Corp. 6.300% 10/15/37	645,000	717,437
Nordstrom, Inc. 6.750% 6/01/14	480,000	516,399
Sears Roebuck Accep Corp. 6.750% 8/15/11	167,216	163,872
		3,507,865
Savings & Loans – 0.4%
Glencore Funding LLC (b) 6.000% 4/15/14	2,330,000	2,075,420
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $2,070,901) VRN (b) (c) 6.814% 1/15/12	1,949,248	2,073,688
Washington Mutual Bank (e) (f) 5.650% 8/15/14	4,038,000	2,019
		4,151,127
Software – 0.6%
Fiserv, Inc. (e) 6.125% 11/20/12	4,565,000	4,870,380
Oracle Corp. 6.125% 7/08/39	1,665,000	1,835,135
		6,705,515
Telecommunications – 2.1%
AT&T, Inc. (e) 6.500% 9/01/37	1,485,000	1,613,319
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,289,753
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	1,290,000	1,668,688
Embarq Corp. 7.082% 6/01/16	561,000	586,503
Embarq Corp. 7.995% 6/01/36	1,225,000	1,157,580
Nokia Corp. 5.375% 5/15/19	960,000	1,002,586
Qwest Corp. 7.875% 9/01/11	3,715,000	3,789,300
Qwest Corp. 8.875% 3/15/12	3,696,000	3,834,600
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,725,602
Telecom Italia Capital 6.000% 9/30/34	153,000	143,248
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,960,607
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	874,935
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,177,313
Verizon Virginia, Inc., Series A 4.625% 3/15/13	46,000	47,020

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Wireless Capital LLC (b) 7.375% 11/15/13	$2,365,000	$2,720,003
		23,591,057
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	1,306,000	1,294,660
Transportation – 0.4%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	1,053,000	1,140,696
Canadian National Railway Co. 5.850% 11/15/17	725,000	778,948
Canadian National Railway Co. 6.375% 11/15/37	1,070,000	1,232,619
CSX Corp. 7.250% 5/01/27	733,000	781,472
Federal Express Corp. 7.500% 7/15/19	70,931	76,186
Norfolk Southern Corp. 7.250% 2/15/31	110,000	129,989
		4,139,910
Trucking & Leasing – 0.6%
GATX Corp. 8.750% 5/15/14	2,385,000	2,519,962
TTX Co. (b) (e) 4.500% 12/15/10	4,805,000	4,726,924
		7,246,886
TOTAL CORPORATE DEBT (Cost $431,321,781)		441,387,175
MUNICIPAL OBLIGATIONS – 0.2%
State of California 5.950% 4/01/16	895,000	896,906
State of California 7.550% 4/01/39	1,150,000	1,188,801
TOTAL MUNICIPAL OBLIGATIONS (Cost $2,065,353)		2,085,707
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.1%
Automobile ABS – 0.3%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.338% 3/15/11	1,533,694	1,530,413
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	2,000,000	2,019,902
		3,550,315
Commercial MBS – 3.7%
280 Park Ave Trust (b) 6.148% 2/03/11	663,995	689,990
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.745% 7/10/17	4,775,000	3,773,358
Banc of America Large Loan, Series 2001-FMA, Class A2 (b) 6.490% 12/13/16	1,404,000	1,453,812
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	5,025,000	4,920,569
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	3,125,000	3,073,109
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	2,200,000	1,795,922
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	3,425,000	3,286,014
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 5.816% 12/10/49	3,570,000	2,837,046
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b) (e) 6.217% 1/15/18	4,500,000	1,783,736
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 (e) 5.429% 12/12/43	3,000,000	2,784,458
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	3,050,000	2,399,941
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	5,225,000	4,959,251
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	3,150,709
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 5.857% 7/15/12	4,470,000	4,292,237
		41,200,152
Home Equity ABS – 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	15,517	15,214
Student Loans ABS – 0.8%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $2,323,970), Series 2005-2A, Class 2B1 FRN (b) (c) (e) 1.610% 9/20/10	2,284,000	2,009,920
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	308,780	309,015
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (b) (c) (e) 1.209% 6/20/14	5,000,000	1,526,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,351,687), Series 2005-1A, Class B2 FRN (b) (c) 3.209% 9/20/10	$1,350,000	$929,745
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,769,688), Series 2005-1A, Class A7 FRN (b) (c) 2.609% 9/20/10	1,750,000	1,358,315
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.484% 4/25/14	2,597,605	2,589,660
		8,722,705
WL Collateral CMO – 1.3%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.369% 7/20/36	1,823,715	1,484,992
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.259% 8/25/34	1,360,703	1,159,929
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.963% 2/25/34	213,897	155,051
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.046% 9/25/33	201,649	146,577
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.861% 8/25/34	341,570	294,807
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.479% 1/19/38	3,490,373	1,731,108
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.395% 5/25/37	4,410,630	2,478,461
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 4.295% 8/25/34	553,621	377,371
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.535% 8/25/36	1,309,701	644,893
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 4.214% 7/25/33	30,563	25,965
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.353% 2/25/34	91,990	76,472
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.430% 2/25/34	7,679	5,703
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.465% 6/25/46	6,556,395	2,100,042
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.475% 4/25/46	4,332,487	2,014,464
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.607% 3/25/34	435,958	340,292
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	706,483	533,311
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.610% 4/25/44	1,086,565	443,778
		14,013,216
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.944% 6/25/32	362,422	221,838
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $90,345,990)		67,723,440
SOVEREIGN DEBT OBLIGATIONS – 0.4%
Brazilian Government International Bond 5.875% 1/15/19	2,243,000	2,291,224
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,266,063
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,305,070
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,623,345)		4,862,357
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 39.1%
Collateralized Mortgage Obligations – 0.3%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	1,330,711	1,436,947
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	917,969	932,664
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	855,948	942,390
		3,312,001
Pass-Through Securities – 38.8%
Federal Home Loan Mortgage Corp.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G18090 5.500% 12/01/20	$3,920,234	$4,139,982
Pool #J00668 5.500% 12/01/20	7,202,159	7,605,874
Pool #J00901 5.500% 12/01/20	1,009,518	1,066,106
Pool #J00890 5.500% 1/01/21	7,346,547	7,762,947
Pool #J01241 5.500% 3/01/21	8,090,357	8,543,859
Pool #C01283 5.500% 11/01/31	18,887	19,688
Pool #G01563 5.500% 6/01/33	3,613,487	3,764,519
Pool #G04381 5.500% 5/01/38	8,867,503	9,207,655
Pool #E84025 6.000% 6/01/16	496,978	530,780
Pool #G11431 6.000% 2/01/18	57,169	61,148
Pool #G11122 6.500% 5/01/16	349,959	372,833
Pool #E84450 6.500% 7/01/16	58,160	62,314
Pool #E84580 6.500% 7/01/16	177,905	190,665
Pool #E84660 6.500% 7/01/16	10,576	11,351
Pool #E90508 6.500% 7/01/17	145,140	155,401
Pool #C00836 7.000% 7/01/29	59,298	64,915
Pool #C35095 7.000% 1/01/30	31,287	34,246
Pool #C49314 7.000% 4/01/31	8,866	9,699
Pool #C51422 7.000% 5/01/31	7,503	8,208
Pool #C51550 7.000% 5/01/31	7,633	8,350
Pool #C53034 7.000% 6/01/31	17,122	18,741
Pool #C53267 7.000% 6/01/31	7,520	8,226
Pool #E00856 7.000% 9/01/31	346,490	379,150
Pool #G01317 7.000% 10/01/31	246,589	269,832
Pool #E00856 7.500% 6/01/15	49,430	53,231
Pool #G00143 7.500% 6/01/23	4,296	4,687
Pool #C55867 7.500% 2/01/30	115,961	127,287
Pool #C37986 7.500% 5/01/30	5,003	5,488
Pool #C39755 7.500% 6/01/30	1,169	1,282
Pool #C40675 7.500% 7/01/30	474	521
Pool #C41253 7.500% 8/01/30	1,067	1,171
Pool #C41497 7.500% 9/01/30	280	307
Pool #C42340 7.500% 9/01/30	438	481
Pool #C42427 7.500% 9/01/30	2,365	2,595
Pool #C42446 7.500% 9/01/30	4,068	4,463
Pool #C42538 7.500% 9/01/30	7,101	7,787
Pool #C43930 7.500% 10/01/30	16,659	18,234
Pool #C43962 7.500% 10/01/30	24,886	27,238
Pool #C44509 7.500% 11/01/30	17,366	19,020
Pool #C44732 7.500% 11/01/30	4,110	4,423
Pool #C44830 7.500% 11/01/30	422	462
Pool #C45304 7.500% 12/01/30	652	713
Pool #C45235 7.500% 12/01/30	166,025	181,730
Pool #C46038 7.500% 12/01/30	2,389	2,614
Pool #C01116 7.500% 1/01/31	6,064	6,637
Pool #C46309 7.500% 1/01/31	2,324	2,543
Pool #C46560 7.500% 1/01/31	801	875
Pool #C46566 7.500% 1/01/31	10,179	11,149
Pool #C46810 7.500% 1/01/31	2,255	2,468
Pool #C47063 7.500% 1/01/31	12,708	13,905
Pool #C47060 7.500% 1/01/31	2,692	2,946
Pool #E00842 8.000% 3/01/15	155,748	169,442
Pool #E00843 8.000% 4/01/15	68,379	74,292
Pool #E00852 8.000% 5/01/15	37,437	40,779
Pool #E80782 8.000% 7/01/15	8,150	8,914
Pool #E80998 8.000% 7/01/15	22,597	24,550
Pool #E81091 8.000% 7/01/15	22,423	24,537
Pool #E81151 8.000% 8/01/15	63,858	69,890
Pool #555481 8.250% 5/01/17	35,879	39,357
Pool #G00653 8.500% 11/01/25	66,741	74,325
Pool #554904 9.000% 3/01/17	1,214	1,334
Federal National Mortgage Association
Pool #775539 3.769% 5/01/34	2,260,528	2,324,691
Pool #725692 3.934% 10/01/33	2,245,303	2,302,728
Pool #888586 4.291% 10/01/34	4,427,211	4,553,734
Pool #675713 5.000% 3/01/18	57,573	60,722
Pool #626582 5.500% 3/01/17	12,071	12,821
Pool #637812 5.500% 4/01/17	6,338	6,732
Pool #674149 5.500% 11/01/17	77,905	82,723
Pool #684173 5.500% 2/01/18	37,958	40,306
Pool #813926 5.500% 11/01/20	5,632,178	5,961,088
Pool #844564 5.500% 12/01/20	6,136,821	6,489,449
Pool #848808 5.500% 1/01/21	7,006,952	7,400,819
Pool #888468 5.500% 9/01/21	17,917,156	18,924,296
Pool #555880 5.500% 11/01/33	237,310	247,229
Pool #757830 5.500% 6/01/35	765,076	798,608
Pool #824651 5.500% 7/01/35	898,202	937,569
Pool #825868 5.500% 8/01/35	1,706,530	1,781,324
Pool #833387 5.500% 9/01/35	3,566,234	3,722,535
Pool #832632 5.500% 9/01/35	4,424,960	4,618,897
Pool #832682 5.500% 9/01/35	4,776,078	4,985,404
Pool #832739 5.500% 9/01/35	5,045,820	5,266,969
Pool #832787 5.500% 9/01/35	9,337,881	9,747,142
Pool #832866 5.500% 9/01/35	4,070,969	4,249,391
Pool #832972 5.500% 9/01/35	2,149,941	2,244,169
Pool #346537 6.000% 5/01/11	7,340	7,803
Pool #545636 6.500% 5/01/17	410,242	439,623

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #895750 6.500% 6/01/36	$13,138	$14,097
Pool #893524 6.500% 9/01/36	1,574,082	1,687,526
Pool #882325 6.500% 9/01/36	24,982	26,783
Pool #893642 6.500% 9/01/36	44,068	47,244
Pool #817828 6.500% 10/01/36	20,481	21,957
Pool #831806 6.500% 10/01/36	251,005	269,095
Pool #256477 6.500% 11/01/36	23,448	25,138
Pool #903789 6.500% 11/01/36	66,521	71,316
Pool #904130 6.500% 11/01/36	82,316	88,249
Pool #920084 6.500% 11/01/36	26,433	28,338
Pool #922629 6.500% 12/01/36	87,328	93,622
Pool #910426 6.500% 1/01/37	43,688	46,809
Pool #908600 6.500% 2/01/37	2,721,170	2,915,585
Pool #909358 6.500% 2/01/37	13,935	14,931
Pool #888285 6.500% 3/01/37	2,271,055	2,434,731
Pool #908809 6.500% 3/01/37	847,888	908,465
Pool #910023 6.500% 3/01/37	41,782	44,767
Pool #940177 6.500% 5/01/37	40,930	43,854
Pool #918683 6.500% 6/01/37	15,208	16,295
Pool #256801 6.500% 7/01/37	19,903	21,319
Pool #899630 6.500% 7/01/37	716,787	767,774
Pool #923432 6.500% 7/01/37	113,303	121,362
Pool #939569 6.500% 7/01/37	19,226	20,593
Pool #941315 6.500% 7/01/37	745,953	799,014
Pool #950963 6.500% 9/01/37	841,755	901,631
Pool #950868 6.500% 9/01/37	879,267	941,812
Pool #923339 6.500% 10/01/37	6,554	7,025
Pool #928730 6.500% 10/01/37	21,681	23,223
Pool #947459 6.500% 10/01/37	909,075	973,740
Pool #967427 6.500% 11/01/37	682,723	731,286
Pool #967187 6.500% 12/01/37	774,464	829,554
Pool #965541 6.500% 1/01/38	22,302	23,889
Pool #966555 6.500% 1/01/38	22,584	24,190
Pool #968075 6.500% 1/01/38	688,402	737,370
Pool #972494 6.500% 3/01/38	18,752	20,098
Pool #889654 6.500% 4/01/38	33,314	35,683
Pool #524355 7.000% 12/01/29	160	176
Pool #527416 7.000% 1/01/30	3,155	3,468
Pool #254379 7.000% 7/01/32	176,138	193,209
Pool #252717 7.500% 9/01/29	13,090	14,344
Pool #535996 7.500% 6/01/31	42,292	46,256
Pool #254009 7.500% 10/01/31	153,373	167,807
Pool #253394 8.000% 7/01/20	78,111	86,580
Pool #323992 8.000% 11/01/29	7,101	7,863
Pool #525725 8.000% 2/01/30	14,216	15,736
Pool #253266 8.000% 5/01/30	20,395	22,593
Pool #537433 8.000% 5/01/30	9,489	10,518
Pool #253347 8.000% 6/01/30	21,168	23,456
Pool #536271 8.000% 6/01/30	13,255	14,694
Pool #544976 8.000% 7/01/30	2,432	2,696
Pool #535428 8.000% 8/01/30	33,498	37,114
Pool #543290 8.000% 9/01/30	72	79
Pool #547786 8.000% 9/01/30	4,773	5,283
Pool #550767 8.000% 9/01/30	36,220	40,129
Pool #553061 8.000% 9/01/30	16,411	18,178
Pool #253481 8.000% 10/01/30	24,961	27,661
Pool #535533 8.000% 10/01/30	21,332	23,637
Pool #561789 8.000% 10/01/30	93,119	103,298
Pool #560741 8.000% 11/01/30	3,436	3,811
Pool #559450 8.000% 1/01/31	1,369	1,516
Pool #253644 8.000% 2/01/31	10,097	11,190
Pool #581170 8.000% 5/01/31	10,539	11,678
Pool #583916 8.000% 5/01/31	9,779	10,837
Pool #593848 8.000% 7/01/31	1,161	1,287
Pool #190317 8.000% 8/01/31	141,633	156,922
Pool #545240 8.000% 9/01/31	14,924	16,537
Pool #541202 8.500% 8/01/26	179,945	199,283
Government National Mortgage Association
Pool #423828 6.000% 6/15/11	7,818	8,357
Pool #518418 6.000% 8/15/29	77,106	81,928
Pool #404246 6.500% 8/15/28	1,320	1,428
Pool #418295 6.500% 1/15/29	1,098	1,188
Pool #781038 6.500% 5/15/29	280,223	303,344
Pool #527586 6.500% 5/15/31	2,272	2,463
Pool #781468 6.500% 7/15/32	23,072	24,994
Pool #781496 6.500% 9/15/32	112,522	122,249
Pool #662591 6.500% 11/15/36	225,782	241,278
Pool #662759 6.500% 12/15/36	227,224	242,819
Pool #663361 6.500% 1/15/37	1,568,409	1,675,074
Pool #667818 6.500% 4/15/37	149,083	159,687
Pool #667568 6.500% 4/15/37	128,170	136,887
Pool #667454 6.500% 5/15/37	2,080,815	2,222,327
Pool #669032 6.500% 5/15/37	3,827,756	4,088,073
Pool #670484 6.500% 6/15/37	255,713	273,783
Pool #664937 6.500% 8/15/37	33,806	36,083
Pool #671489 6.500% 8/15/37	218,754	233,495
Pool #670668 6.500% 8/15/37	7,555,206	8,064,297

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #671502 6.500% 8/15/37	$465,867	$497,258
Pool #673751 6.500% 8/15/37	1,194,970	1,275,490
Pool #664352 6.500% 9/15/37	1,709,677	1,824,880
Pool #363066 7.000% 8/15/23	28,032	30,344
Pool #352049 7.000% 10/15/23	16,027	17,348
Pool #354674 7.000% 10/15/23	18,643	20,180
Pool #358555 7.000% 10/15/23	16,592	17,960
Pool #345964 7.000% 11/15/23	12,874	13,936
Pool #380866 7.000% 3/15/24	3,488	3,776
Pool #781124 7.000% 12/15/29	27,961	30,511
Pool #781319 7.000% 7/15/31	645,704	704,599
Pool #581417 7.000% 7/15/32	161,809	176,062
Pool #588012 7.000% 7/15/32	69,098	75,304
Pool #565982 7.000% 7/15/32	56,678	61,733
Pool #591581 7.000% 8/15/32	22,638	24,632
Pool #307830 7.250% 7/20/21	128,023	138,859
Pool #314265 7.250% 8/20/21	183,190	198,394
Pool #314280 7.250% 9/20/21	49,525	53,515
Pool #316478 7.250% 10/20/21	59,568	64,460
Pool #332232 7.250% 7/20/22	129,231	140,242
Pool #410343 7.500% 6/15/11	8,575	8,934
Pool #398964 7.500% 11/15/11	3,371	3,532
Pool #190766 7.500% 1/15/17	37,399	40,490
Pool #203038 7.500% 3/15/17	220	221
Pool #187548 7.500% 4/15/17	23,323	25,270
Pool #203940 7.500% 4/15/17	107,395	115,872
Pool #181168 7.500% 5/15/17	44,483	48,233
Pool #210627 7.500% 5/15/17	8,232	8,929
Pool #201622 7.500% 5/15/17	60,764	65,840
Pool #192796 7.500% 6/15/17	8,028	8,693
Pool #357262 7.500% 9/15/23	12,715	13,921
Pool #780332 8.000% 11/15/09	6	6
Pool #432175 8.000% 11/15/26	282	311
Pool #441009 8.000% 11/15/26	2,886	3,177
Pool #522777 8.000% 12/15/29	7,566	8,351
Pool #434719 8.000% 2/15/30	250	276
Pool #523025 8.000% 2/15/30	3,618	3,987
Pool #508661 8.000% 3/15/30	5,567	6,143
Pool #523043 8.000% 3/15/30	393	433
Pool #529134 8.000% 3/15/30	2,170	2,396
Pool #477036 8.000% 4/15/30	1,597	1,762
Pool #503157 8.000% 4/15/30	50,625	55,791
Pool #528714 8.000% 4/15/30	2,283	2,520
Pool #544640 8.000% 11/15/30	90,604	100,008
Pool #531298 8.500% 8/15/30	3,283	3,703
Government National Mortgage Association TBA Pool #20432 6.000% 11/01/26 (g)	244,217,000	256,181,086
New Valley Generation IV 4.687% 1/15/22	1,623,639	1,526,434
		431,116,695
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $424,942,516)		434,428,696
U.S. TREASURY OBLIGATIONS – 12.7%
U.S. Treasury Bonds & Notes – 12.7%
U.S. Treasury Bond (e) (h) 4.375% 2/15/38	24,015,000	24,258,901
U.S. Treasury Note 1.875% 4/30/14	7,555,000	7,358,452
U.S. Treasury Note (e) 2.500% 3/31/13	15,900,000	16,219,242
U.S. Treasury Note (e) 3.500% 2/15/18	23,920,000	24,096,597
U.S. Treasury Note (e) 4.250% 8/15/15	53,525,000	57,564,467
U.S. Treasury Note (e) 4.875% 5/31/11	8,080,000	8,643,706
U.S. Treasury Principal Strip (e) 0.000% 2/15/28	7,700,000	3,324,084
		141,465,449
TOTAL U.S. TREASURY OBLIGATIONS (Cost $143,304,629)		141,465,449
TOTAL BONDS & NOTES (Cost $1,096,603,614)		1,091,952,824
TOTAL LONG-TERM INVESTMENTS (Cost $1,097,853,614)		1,092,863,677
SHORT-TERM INVESTMENTS – 23.8%
Commercial Paper – 23.8% (i)
AGL Capital Corp. 0.600% 8/25/09	15,525,000	15,518,790
Altria Group, Inc. 0.500% 8/04/09	10,000,000	9,999,583
BMW US Capital LLC 0.650% 8/18/09	6,564,000	6,561,985
Cadbury Schweppes Financial 0.700% 9/15/09	9,987,000	9,978,261
CVS Corp. 0.700% 9/02/09	10,350,000	10,343,560
Duke Energy Corp. 0.500% 8/13/09	6,119,000	6,117,980
E. ON AG 0.670% 9/21/09	6,075,000	6,069,234
Eaton Corp. 0.600% 9/11/09	7,225,000	7,220,063
Eaton Corp. 0.700% 9/11/09	8,000,000	7,993,622
Eaton Corp. 0.800% 9/14/09	8,950,000	8,941,249
Equifax, Inc. 0.600% 8/05/09	5,651,000	5,650,623
Equifax, Inc. 0.650% 8/17/09	3,748,000	3,746,917
Equifax, Inc. 0.700% 9/15/09	5,875,000	5,869,860
Equifax, Inc. 0.850% 9/14/09	10,000,000	9,989,611
H.J. Heinz Co. 0.500% 9/16/09	18,250,000	18,238,340

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Finance Corp. 0.400% 8/05/09	$6,000,000	$5,999,733
Lincoln National Corp. 0.730% 8/27/09	20,200,000	20,189,350
Pearson Holdings 0.450% 8/14/09	10,840,000	10,838,239
Reed Elsevier, Inc. 0.350% 8/03/09	9,820,000	9,819,809
Reed Elsevier, Inc. 0.400% 8/03/09	4,275,000	4,274,905
Royal Bank of Scotland PLC 0.560% 10/19/09	7,175,000	7,166,183
Transocean Ltd. 0.350% 8/21/09	12,250,000	12,247,618
Tyco International Finance SA 0.430% 8/26/09	10,500,000	10,496,865
VF Corp. 0.600% 10/21/09	10,000,000	9,986,500
VF Corp. 0.650% 8/03/09	10,930,000	10,929,605
Wellpoint, Inc. 0.900% 9/28/09	11,545,000	11,528,260
Wellpoint, Inc. 0.950% 8/24/09	10,000,000	9,993,931
XTO Energy, Inc. 0.470% 8/11/09	9,525,000	9,523,757
TOTAL SHORT-TERM INVESTMENTS (Cost $265,234,433)		265,234,433
TOTAL INVESTMENTS – 122.1% (Cost $1,363,088,047) (j)		1,358,098,110
Other Assets/ (Liabilities) – (22.1)%		(245,848,854)
NET ASSETS – 100.0%		$1,112,249,256

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $78,273,496 or 7.04% of net assets.
(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(f)	Security is currently in default.
(g)	A portion of this security is purchased on a when-issued or delayed delivery basis. (Note 2).
(h)	A portion of this security is segregated to cover open swap contracts. (Note 2).
(i)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Telecommunications – 0.0%
Manitoba Telecom Services	1,709	$54,891
TOTAL COMMON STOCK (Cost $57,584)		54,891
PREFERRED STOCK – 0.2%
Investment Companies – 0.2%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $750,000) (a) (b) (c) (d)	7,500	546,512
TOTAL PREFERRED STOCK (Cost $750,000)		546,512
TOTAL EQUITIES (Cost $807,584)		601,403
	Principal Amount
BONDS & NOTES – 98.5%
CORPORATE DEBT – 41.2%
Advertising – 0.0%
Interpublic Group Cos. (b) 10.000% 7/15/17	$50,000	52,250
Aerospace & Defense – 0.6%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	355,000	382,490
General Dynamics Corp. 5.250% 2/01/14	565,000	611,597
Goodrich Corp. 6.125% 3/01/19	160,000	173,553
L-3 Communications Corp. 6.125% 7/15/13	290,000	282,750
Vought Aircraft Industries, Inc. 8.000% 7/15/11	250,000	236,250
		1,686,640
Apparel – 0.1%
Kellwood Co. 7.875% 7/15/09	102,000	20,400
Levi Strauss & Co. 9.750% 1/15/15	135,000	137,025
		157,425
Auto Manufacturers – 0.1%
Ford Motor Co. 7.450% 7/16/31	290,000	217,500
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	250,000	268,125
Titan International, Inc. 8.000% 1/15/12	70,000	64,400
		332,525
Banks – 2.1%
Bank of America Corp. (e) 2.100% 4/30/12	1,250,000	1,257,307
Bank of America Corp. (e) 4.250% 10/01/10	205,000	208,255
Bank of America Corp. 6.000% 9/01/17	680,000	663,906
Barclays Bank PLC 5.200% 7/10/14	920,000	954,117
Barclays Bank PLC 6.750% 5/22/19	335,000	363,702
Capital One Financial Corp. 7.375% 5/23/14	240,000	260,185
Credit Suisse New York 5.500% 5/01/14	190,000	202,075
HSBC Finance Corp. 6.375% 10/15/11	595,000	610,730
HSBC Holdings PLC (e) 6.500% 9/15/37	525,000	494,707
Wachovia Bank NA (e) 6.600% 1/15/38	450,000	454,655
Wells Fargo & Co. 4.875% 1/12/11	215,000	222,967
Wells Fargo & Co. 5.625% 12/11/17	335,000	340,027
		6,032,633
Beverages – 0.9%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	59,203
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	215,000	209,286
Anheuser-Busch InBev Worldwide, Inc. (b) 8.200% 1/15/39	305,000	383,620
Diageo Finance BV 3.875% 4/01/11	915,000	939,408
Foster's Finance Corp. (b) 6.875% 6/15/11	390,000	401,230
Molson Coors Capital Finance ULC 4.850% 9/22/10	450,000	462,880
		2,455,627
Building Materials – 0.4%
American Standard, Inc. 7.625% 2/15/10	90,000	91,862
CRH America, Inc. 8.125% 7/15/18	610,000	613,600
Masco Corp. 6.125% 10/03/16	250,000	223,349
Owens Corning, Inc. 9.000% 6/15/19	300,000	310,822
		1,239,633
Chemicals – 1.3%
Cytec Industries, Inc. 8.950% 7/01/17	175,000	185,413
The Dow Chemical Co. 7.600% 5/15/14	45,000	48,898
The Dow Chemical Co. 8.550% 5/15/19	420,000	460,780
The Dow Chemical Co. 9.400% 5/15/39	275,000	330,369
Ecolab, Inc. (e) 4.875% 2/15/15	1,720,000	1,778,549
Ecolab, Inc. 6.875% 2/01/11	120,000	128,057
EI Du Pont de Nemours & Co. 5.000% 1/15/13	435,000	468,601
Valspar Corp. 7.250% 6/15/19	250,000	258,870
		3,659,537
Coal – 0.1%
Arch Western Finance LLC 6.750% 7/01/13	160,000	155,200

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peabody Energy Corp. 6.875% 3/15/13	$225,000	$227,250
		382,450
Commercial Services – 1.0%
Corrections Corp. of America 7.750% 6/01/17	100,000	100,250
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	590,000	591,715
Equifax, Inc. 7.000% 7/01/37	320,000	304,286
ERAC USA Finance Co. (b) 6.700% 6/01/34	225,000	172,196
ERAC USA Finance Co. (b) (e) 7.000% 10/15/37	390,000	327,109
ERAC USA Finance Co. (b) 7.950% 12/15/09	410,000	413,631
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	70,000	60,900
Iron Mountain, Inc. 8.750% 7/15/18	300,000	304,500
President and Fellows of Harvard 5.625% 10/01/38	450,000	447,728
United Rentals North America, Inc. (b) 10.875% 6/15/16	100,000	100,000
		2,822,315
Computers – 0.2%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	260,000	285,933
EMC Corp. 1.750% 12/01/13	350,000	394,188
		680,121
Diversified Financial – 6.6%
American Express Co. 6.150% 8/28/17	270,000	265,890
American Express Co. 7.250% 5/20/14	180,000	194,579
American Express Co. (e) 8.125% 5/20/19	725,000	801,045
American General Finance Corp. (e) 5.900% 9/15/12	1,455,000	931,868
American General Finance Corp. 6.500% 9/15/17	450,000	259,938
Boeing Capital Corp. Ltd. 5.800% 1/15/13	135,000	145,846
CIT Group, Inc. (e) 7.625% 11/30/12	535,000	291,820
Citigroup, Inc. 5.500% 2/15/17	655,000	565,705
Citigroup, Inc. 5.875% 5/29/37	430,000	340,896
Citigroup, Inc. 8.125% 7/15/39	250,000	251,823
Eaton Vance Corp. 6.500% 10/02/17	995,000	982,299
Ford Motor Credit Co. LLC 7.500% 8/01/12	120,000	110,755
Ford Motor Credit Co. LLC 8.000% 6/01/14	270,000	249,384
General Electric Capital Corp. FRN (e) 1.563% 12/09/11	1,000,000	1,024,185
General Electric Capital Corp. 4.250% 12/01/10	245,000	251,296
General Electric Capital Corp. 5.900% 5/13/14	600,000	638,104
General Electric Capital Corp. 6.875% 1/10/39	920,000	903,426
GMAC LLC (b) 8.000% 11/01/31	300,000	229,500
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	412,913
The Goldman Sachs Group, Inc. (e) 6.150% 4/01/18	1,485,000	1,586,821
The Goldman Sachs Group, Inc. 6.750% 10/01/37	380,000	383,311
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	320,000	371,410
John Deere Capital Corp. FRN 1.111% 2/26/10	500,000	500,904
JP Morgan Chase & Co. FRN (e) 0.859% 6/15/12	1,200,000	1,210,789
Lazard Group LLC 6.850% 6/15/17	575,000	558,336
Lazard Group LLC 7.125% 5/15/15	455,000	454,174
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	2,260,000	2,281,820
Morgan Stanley FRN (e) 1.236% 2/10/12	1,250,000	1,261,359
Morgan Stanley 5.450% 1/09/17	450,000	448,533
Textron Financial Corp. (e) 5.125% 11/01/10	1,035,000	971,693
		18,880,422
Electric – 3.8%
The AES Corp. 8.000% 10/15/17	345,000	338,100
Allegheny Energy Supply (b) 8.250% 4/15/12	295,000	315,418
Ameren Corp. 8.875% 5/15/14	480,000	513,745
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	170,000	186,211
Centerpoint Energy, Inc. Series B 6.850% 6/01/15	475,000	466,016
Consumers Energy Co. 4.400% 8/15/09	545,000	545,314
Elwood Energy LLC 8.159% 7/05/26	456,538	388,058
Entergy Gulf States, Inc. 5.250% 8/01/15	385,000	375,722
Exelon Corp. 4.900% 6/15/15	635,000	634,676
Indianapolis Power & Light (b) 6.300% 7/01/13	160,000	170,149
Intergen NV (b) 9.000% 6/30/17	300,000	295,500
Kansas Gas & Electric Co. 5.647% 3/29/21	304,160	301,760
Kiowa Power Partners LLC (b) 4.811% 12/30/13	172,383	167,750
MidAmerican Funding LLC 6.750% 3/01/11	655,000	697,452

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	$390,887	$389,421
Monongahela Power 6.700% 6/15/14	250,000	259,828
Nevada Power Co. Series L 5.875% 1/15/15	180,000	186,544
Nevada Power Co. Series N 6.650% 4/01/36	450,000	481,232
NRG Energy, Inc. 8.500% 6/15/19	250,000	245,938
Oncor Electric Delivery Co. 6.800% 9/01/18	255,000	288,117
Oncor Electric Delivery Co. 7.500% 9/01/38	400,000	493,786
PPL Energy Supply LLC 6.300% 7/15/13	500,000	534,807
Tenaska Oklahoma (b) 6.528% 12/30/14	226,800	229,653
TransAlta Corp. (e) 5.750% 12/15/13	1,355,000	1,367,402
TransAlta Corp. 6.650% 5/15/18	115,000	112,150
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	114,318	115,740
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	185,000	176,364
Wisconsin Public Service Corp. 5.650% 11/01/17	635,000	630,775
		10,907,628
Electrical Components & Equipment – 0.1%
Anixter, Inc. 5.950% 3/01/15	310,000	271,250
Anixter, Inc. 10.000% 3/15/14	25,000	25,875
		297,125
Entertainment – 0.6%
AMC Entertainment, Inc. (b) 8.750% 6/01/19	250,000	246,250
International Game Technology 7.500% 6/15/19	160,000	170,298
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	446,900
OED Corp./Diamond Jo LLC 8.750% 4/15/12	360,000	370,800
Speedway Motorsports, Inc. (b) 8.750% 6/01/16	50,000	51,125
Tunica-Biloxi Gaming Authority (b) 9.000% 11/15/15	565,000	497,200
		1,782,573
Environmental Controls – 0.4%
Allied Waste North America, Inc. 7.250% 3/15/15	625,000	646,875
Republic Services, Inc. 6.750% 8/15/11	440,000	456,735
		1,103,610
Foods – 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	255,000	294,841
Great Atlantic & Pacific Tea Co. 11.375% 8/01/15	50,000	50,313
Sara Lee Corp. 3.875% 6/15/13	215,000	213,746
		558,900
Forest Products & Paper – 0.3%
International Paper Co. 9.375% 5/15/19	385,000	450,374
Newark Group, Inc. 9.750% 3/15/14	170,000	4,250
Rock-Tenn Co. 8.200% 8/15/11	55,000	56,788
Rock-Tenn Co. 9.250% 3/15/16	70,000	73,675
Verso Paper Holdings LLC (b) 11.500% 7/01/14	175,000	162,750
		747,837
Gas – 0.2%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	160,000	153,666
Southwest Gas Corp. 8.375% 2/15/11	315,000	335,002
		488,668
Hand & Machine Tools – 0.2%
Black & Decker Corp. 8.950% 4/15/14	235,000	258,326
Kennametal, Inc. 7.200% 6/15/12	410,000	419,158
		677,484
Health Care — Products – 0.8%
Beckman Coulter, Inc. 6.000% 6/01/15	260,000	275,405
Beckman Coulter, Inc. 7.000% 6/01/19	210,000	234,476
Covidien International Finance SA 5.450% 10/15/12	225,000	240,613
Covidien International Finance SA 6.550% 10/15/37	770,000	881,673
Inverness Medical Innovations, Inc. 9.000% 5/15/16	250,000	250,000
Medtronic, Inc. 1.625% 4/15/13	275,000	265,031
		2,147,198
Health Care — Services – 0.8%
Community Health Systems, Inc. 8.875% 7/15/15	250,000	257,500
HCA, Inc. (b) 8.500% 4/15/19	460,000	471,500
HCA, Inc. 9.250% 11/15/16	210,000	218,925
Roche Holdings, Inc. (b) 5.000% 3/01/14	380,000	404,211
Roche Holdings, Inc. (b) 6.000% 3/01/19	505,000	560,049
Tenet Healthcare Corp. (b) 10.000% 5/01/18	250,000	276,250
Universal Health Services, Inc. 6.750% 11/15/11	150,000	155,734
		2,344,169
Holding Company — Diversified – 0.0%
Kansas City Southern Railway 8.000% 6/01/15	90,000	87,300

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders – 0.2%
Centex Corp. 7.875% 2/01/11	$430,000	$440,750
D.R. Horton, Inc. 4.875% 1/15/10	200,000	199,500
		640,250
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	74,000	74,323
Toro Co. 7.800% 6/15/27	170,000	143,812
Whirlpool Corp. 8.600% 5/01/14	120,000	128,811
		346,946
Insurance – 1.2%
Aflac, Inc. 8.500% 5/15/19	575,000	646,083
The Allstate Corp. 7.450% 5/16/19	510,000	576,286
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	235,414
Lincoln National Corp. 6.300% 10/09/37	365,000	290,154
Lincoln National Corp. 8.750% 7/01/19	350,000	385,307
MetLife, Inc. Series A 6.817% 8/15/18	535,000	572,810
Principal Financial Group, Inc. 8.875% 5/15/19	725,000	814,079
		3,520,133
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	295,000	282,467
Iron & Steel – 1.1%
Allegheny Technologies, Inc. 9.375% 6/01/19	450,000	493,061
ArcelorMittal (e) 9.000% 2/15/15	1,140,000	1,268,250
ArcelorMittal 9.850% 6/01/19	690,000	798,496
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	322,455
Tube City IMS Corp. 9.750% 2/01/15	260,000	162,500
		3,044,762
Lodging – 0.6%
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (b) 11.250% 6/01/17	150,000	151,875
Marriott International, Inc. (e) 6.200% 6/15/16	1,110,000	1,076,134
MGM Mirage 5.875% 2/27/14	160,000	115,200
MGM Mirage 7.625% 1/15/17	50,000	36,500
MGM Mirage (b) 11.125% 11/15/17	75,000	82,500
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	340,000	324,700
		1,786,909
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	500,000	508,125
Roper Industries, Inc. 6.625% 8/15/13	620,000	644,654
		1,152,779
Manufacturing – 1.3%
Eaton Corp. 7.650% 11/15/29	760,000	828,630
General Electric Co. 5.250% 12/06/17	135,000	136,831
Illinois Tool Works, Inc. (b) (e) 5.150% 4/01/14	360,000	378,812
Ingersoll-Rand Global Holding Co. Ltd. (e) 6.875% 8/15/18	280,000	291,928
SPX Corp. 7.625% 12/15/14	285,000	283,575
Tyco Electronics Group SA 6.000% 10/01/12	500,000	500,833
Tyco Electronics Group SA 6.550% 10/01/17	450,000	420,546
Tyco Electronics Group SA 7.125% 10/01/37	590,000	489,215
Tyco International Finance SA 8.500% 1/15/19	215,000	249,087
		3,579,457
Media – 2.3%
CBS Corp. 7.875% 7/30/30	550,000	464,108
Comcast Corp. 6.400% 5/15/38	465,000	497,094
Cox Communications, Inc. (e) 4.625% 1/15/10	950,000	959,366
Cox Communications, Inc. 6.750% 3/15/11	130,000	137,585
DirecTV Holdings LLC 8.375% 3/15/13	70,000	71,487
Echostar DBS Corp. 6.625% 10/01/14	305,000	292,800
McGraw-Hill Cos., Inc. (e) 5.375% 11/15/12	1,095,000	1,119,963
Rogers Communications, Inc. 7.500% 8/15/38	135,000	166,639
Thomson Corp. (e) 5.700% 10/01/14	855,000	917,572
Thomson Corp. 6.200% 1/05/12	65,000	69,847
Time Warner Cable, Inc. 6.750% 6/15/39	505,000	546,290
Time Warner Cable, Inc. 7.500% 4/01/14	355,000	404,704
Time Warner Cable, Inc. 8.250% 4/01/19	325,000	394,743
Time Warner, Inc. 5.875% 11/15/16	235,000	246,649
Videotron Ltd. 9.125% 4/15/18	280,000	290,500
		6,579,347
Metal Fabricate & Hardware – 0.2%
Timken Co. 5.750% 2/15/10	525,000	525,856
Mining – 1.3%
Codelco, Inc. (b) 6.150% 10/24/36	465,000	457,225
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	430,000	455,454
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	330,000	388,239
Teck Resources Ltd. (b) 9.750% 5/15/14	275,000	305,938
Teck Resources Ltd. (b) 10.250% 5/15/16	700,000	792,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teck Resources Ltd. (b) 10.750% 5/15/19	$275,000	$320,031
Vale Overseas Ltd. 6.250% 1/23/17	465,000	495,150
Vale Overseas Ltd. 6.875% 11/21/36	425,000	428,451
		3,643,238
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	305,000	321,012
Xerox Corp. 8.250% 5/15/14	65,000	70,822
		391,834
Office Furnishings – 0.5%
Herman Miller, Inc. 7.125% 3/15/11	475,000	474,415
Steelcase, Inc. 6.500% 8/15/11	900,000	892,118
		1,366,533
Oil & Gas – 1.4%
Chesapeake Energy Corp. 7.500% 6/15/14	210,000	207,375
Denbury Resources, Inc. 9.750% 3/01/16	300,000	320,250
Devon Energy Corp. 6.300% 1/15/19	170,000	186,469
Mariner Energy, Inc. 11.750% 6/30/16	250,000	261,250
Morgan Stanley Bank AG for OAO Gazprom (b) 9.625% 3/01/13	300,000	321,750
Pemex Project Funding Master Trust 6.625% 6/15/38	476,000	423,497
Petrohawk Energy Corp. 9.125% 7/15/13	300,000	311,250
The Premcor Refining Group, Inc. 6.750% 5/01/14	380,000	377,150
Quicksilver Resources, Inc. 7.125% 4/01/16	180,000	151,200
Quicksilver Resources, Inc. 8.250% 8/01/15	115,000	110,400
Southwestern Energy Co. (b) 7.500% 2/01/18	135,000	135,338
Talisman Energy, Inc. 7.750% 6/01/19	285,000	333,344
Tesoro Corp. 6.500% 6/01/17	180,000	157,500
Transocean, Inc. 1.500% 12/15/37	280,000	263,200
XTO Energy, Inc. 4.900% 2/01/14	340,000	352,034
XTO Energy, Inc. 6.250% 4/15/13	115,000	124,595
		4,036,602
Oil & Gas Services – 0.1%
Basic Energy Services, Inc. 7.125% 4/15/16	360,000	255,600
Packaging & Containers – 0.5%
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	70,000	71,400
Greif, Inc. (b) 7.750% 7/23/19	150,000	148,875
Pactiv Corp. 5.875% 7/15/12	295,000	310,295
Pactiv Corp. 6.400% 1/15/18	260,000	255,322
Plastipak Holdings, Inc. (b) 10.625% 8/15/19	50,000	51,000
Pregis Corp. 12.375% 10/15/13	360,000	291,600
Silgan Holdings, Inc. (b) 7.250% 8/15/16	250,000	250,000
Solo Cup Co. (b) 10.500% 11/01/13	50,000	52,625
		1,431,117
Pipelines – 2.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	85,000	69,700
Colonial Pipeline Co. (b) 7.630% 4/15/32	60,000	67,073
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	250,000	270,113
DCP Midstream LLC (b) 9.750% 3/15/19	350,000	409,740
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	175,000	181,634
Enbridge, Inc. (e) 5.800% 6/15/14	1,040,000	1,086,424
Enogex LLC (b) 6.875% 7/15/14	825,000	846,285
Enterprise Products Operating LP 7.500% 2/01/11	100,000	105,913
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	225,000	206,082
Kern River Funding Corp. (b) 4.893% 4/30/18	122,281	122,503
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	113,151
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	86,424
Kinder Morgan Energy Partners LP 6.950% 1/15/38	515,000	557,564
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	324,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (b) 6.875% 11/01/14	30,000	26,400
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	115,000	120,602
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	305,000	316,538
Plains All American Pipeline Co. 5.625% 12/15/13	305,000	317,085
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/09	500,000	500,079
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	510,000	546,486
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	340,000	373,331
Southern Natural Gas Co. (b) 5.900% 4/01/17	320,000	325,863
Texas Eastern Transmission LP (b) 6.000% 9/15/17	385,000	384,970

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	$200,000	$216,354
		7,575,214
Real Estate Investment Trusts (REITS) – 0.4%
Senior Housing Properties Trust 8.625% 1/15/12	45,000	44,775
Simon Property Group LP 4.875% 3/18/10	520,000	524,401
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	541,488
		1,110,664
Retail – 0.3%
Dave & Buster's, Inc. 11.250% 3/15/14	95,000	88,350
J.C. Penney Corp., Inc. 7.950% 4/01/17	125,000	128,329
McDonald's Corp. 6.300% 10/15/37	295,000	328,130
Nordstrom, Inc. 6.750% 6/01/14	135,000	145,237
Rite Aid Corp. 9.375% 12/15/15	270,000	205,200
		895,246
Savings & Loans – 0.3%
Glencore Funding LLC (b) 6.000% 4/15/14	545,000	485,452
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	580,000	290,000
Washington Mutual Bank (e) (f) 5.650% 8/15/14	1,225,000	613
		776,065
Software – 0.7%
First Data Corp. 9.875% 9/24/15	250,000	210,937
Fiserv, Inc. (e) 6.125% 11/20/12	905,000	965,541
Oracle Corp. 6.125% 7/08/39	645,000	710,908
		1,887,386
Telecommunications – 3.1%
AT&T, Inc. 6.150% 9/15/34	680,000	700,441
AT&T, Inc. 6.500% 9/01/37	635,000	689,870
British Telecom PLC STEP 9.625% 12/15/30	310,000	380,784
Deutsche Telekom International Finance B.V. STEP (e) 8.750% 6/15/30	340,000	439,809
Embarq Corp. 7.082% 6/01/16	210,000	219,547
Embarq Corp. 7.995% 6/01/36	305,000	288,214
Intelsat Bermuda Ltd. 9.250% 6/15/16	455,000	450,450
Nokia Corp. 5.375% 5/15/19	250,000	261,090
Qwest Corp. 7.875% 9/01/11	455,000	464,100
Qwest Corp. (e) 8.875% 3/15/12	1,330,000	1,379,875
Rogers Wireless Communications, Inc. 6.800% 8/15/18	560,000	641,222
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	34,725
SBA Telecommunications, Inc. (b) 8.000% 8/15/16	30,000	30,300
Telecom Italia Capital 6.000% 9/30/34	80,000	74,901
Telecom Italia Capital 6.175% 6/18/14	475,000	510,295
Time Warner Telecom Holdings, Inc. 9.250% 2/15/14	300,000	309,750
Verizon Communications, Inc. 8.950% 3/01/39	450,000	619,259
Verizon Virginia, Inc., Series A 4.625% 3/15/13	550,000	562,192
Virgin Media Finance PLC 9.125% 8/15/16	340,000	343,400
Windstream Corp. 8.625% 8/01/16	460,000	466,900
		8,867,124
Transportation – 0.8%
Bristow Group, Inc. 6.125% 6/15/13	270,000	252,450
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	160,000	173,325
Canadian National Railway Co. 6.375% 11/15/37	305,000	351,354
Con-way, Inc. 8.875% 5/01/10	270,000	270,058
RailAmerica, Inc. (b) 9.250% 7/01/17	250,000	257,500
Union Pacific Corp. 5.750% 11/15/17	225,000	236,788
Union Pacific Corp. 7.375% 9/15/09	680,000	684,192
		2,225,667
Trucking & Leasing – 0.6%
GATX Corp. 8.750% 5/15/14	630,000	665,650
TTX Co. (b) 4.500% 12/15/10	905,000	890,295
		1,555,945
TOTAL CORPORATE DEBT (Cost $115,854,977)		117,218,711
MUNICIPAL OBLIGATIONS – 0.2%
State of California 5.950% 4/01/16	225,000	225,479
State of California 7.550% 4/01/39	300,000	310,122
TOTAL MUNICIPAL OBLIGATIONS (Cost $530,266)		535,601
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.1%
Automobile ABS – 0.3%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.338% 3/15/11	397,427	396,577
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	450,000	454,478
		851,055

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS – 3.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.745% 2/10/51	$1,435,000	$1,133,983
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	1,200,000	1,175,061
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	680,000	668,709
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	518,368
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	825,000	791,522
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 5.816% 12/10/49	1,040,000	826,478
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b) (e) 6.217% 1/15/18	1,220,000	483,591
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	880,000	816,774
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	880,000	692,442
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	770,000	584,467
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	1,240,000	1,176,932
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (e) 5.509% 4/15/47	1,335,000	929,546
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 5.857% 2/15/51	815,000	782,589
		10,580,462
Home Equity ABS – 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	705	691
Student Loans ABS – 0.8%
Ares High Yield CSO PLC (Acquired 2/26/07, Cost $633,500), Series 2005-2A, Class 2B1 FRN (b) (c) 1.610% 9/20/10	600,000	528,000
Newport Waves CDO (Acquired 4/25/07, Cost $1,321,124), Series 2007-1A, Class A3LS FRN (b) (c) (e) 1.209% 6/20/14	1,175,000	358,622
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $430,539), Series 2005-1A, Class B2 FRN (b) (c) 3.209% 9/20/10	430,000	296,141
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $520,794), Series 2005-1A, Class A7 FRN (b) (c) 2.609% 9/20/10	515,000	399,732
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.484% 4/25/14	672,321	670,265
		2,252,760
WL Collateral CMO – 2.3%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.369% 7/20/36	492,754	401,234
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.259% 8/25/34	217,627	185,516
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.963% 2/25/34	26,768	19,404
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.046% 9/25/33	26,245	19,077
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.861% 8/25/34	50,014	43,167
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.479% 1/19/38	914,230	453,427
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.395% 5/25/37	1,323,189	743,538
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 4.295% 8/25/34	86,416	58,904

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN (e) 3.288% 11/21/34	$2,690,000	$2,332,671
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.535% 8/25/36	401,415	197,655
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 4.214% 7/25/33	5,712	4,853
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 4.547% 2/25/34	344,730	298,232
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.353% 2/25/34	10,254	8,524
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.430% 2/25/34	949	705
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.465% 6/25/46	1,718,466	550,432
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN (e) 0.475% 4/25/46	1,111,164	516,655
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.607% 3/25/34	49,067	38,300
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 3/25/33	342,670	339,203
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	107,809	81,383
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.610% 4/25/44	139,775	57,087
		6,349,967
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.944% 6/25/32	45,123	27,620
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,479,056)		20,062,555
SOVEREIGN DEBT OBLIGATIONS – 0.5%
Brazilian Government International Bond 5.875% 1/15/19	564,000	576,126
Colombia Government International Bond 7.375% 3/18/19	282,000	303,855
Poland Government International Bond 6.375% 7/15/19	320,000	331,446
United Mexican States 8.375% 1/14/11	90,000	98,550
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,254,067)		1,309,977
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 40.0%
Collateralized Mortgage Obligations – 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	72,321	78,095
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	31,074	34,212
		112,307
Pass-Through Securities – 40.0%
Federal Home Loan Mortgage Corp.
Pool #G11476 5.000% 11/01/18	279,721	294,669
Pool #B16010 5.000% 8/01/19	10,157	10,690
Pool #B17058 5.000% 9/01/19	33,319	35,027
Pool #B17494 5.000% 12/01/19	377,668	397,024
Pool #B14584 5.000% 1/01/20	438,124	460,441
Pool #B18677 5.000% 1/01/20	29,527	31,031
Pool #E90268 5.500% 6/01/17	3,447	3,614
Pool #G11723 5.500% 7/01/20	2,435,511	2,575,077
Pool #J00747 5.500% 1/01/21	2,351,363	2,484,270
Pool #J00939 5.500% 1/01/21	822,798	869,434
Pool #J01117 5.500% 2/01/21	1,534,594	1,621,574
Pool #C01283 5.500% 11/01/31	62,517	65,169
Pool #G04381 5.500% 5/01/38	296,839	308,225
Pool #G08278 5.500% 7/01/38	1,814,229	1,882,121
Pool #E89199 6.000% 4/01/17	20,892	22,346
Pool #G11431 6.000% 2/01/18	4,310	4,610
Pool #E00856 7.000% 9/01/31	7,308	7,997
Pool #C80207 7.500% 9/01/24	8,134	8,889
Pool #C00530 7.500% 7/01/27	5,228	5,725
Pool #C00563 7.500% 11/01/27	17,243	18,888
Pool #C00612 7.500% 4/01/28	1,140	1,252
Pool #C55867 7.500% 2/01/30	17,507	19,217
Federal National Mortgage Association
Pool #725692 3.934% 10/01/33	584,177	599,118
Pool #888586 4.291% 10/01/34	1,340,409	1,378,716
Pool #675713 5.000% 3/01/18	177,471	187,176
Pool #735010 5.000% 11/01/19	1,047,617	1,103,600
Pool #626582 5.500% 3/01/17	16,683	17,720

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #636859 5.500% 3/01/17	$2,061	$2,181
Pool #684173 5.500% 2/01/18	132,751	140,960
Pool #255807 5.500% 8/01/20	4,361,273	4,614,602
Pool #888468 5.500% 9/01/21	5,494,444	5,803,291
Pool #671272 5.500% 11/01/32	66,743	69,543
Pool #686534 5.500% 3/01/33	43,872	45,712
Pool #721406 5.500% 6/01/33	9,721	10,128
Pool #555880 5.500% 11/01/33	632,742	659,188
Pool #725503 5.500% 6/01/34	166,829	173,723
Pool #785171 5.500% 7/01/34	28,759	29,934
Pool #792231 5.500% 10/01/34	182,559	190,019
Pool #255458 5.500% 11/01/34	217,761	226,658
Pool #796781 5.500% 1/01/35	231,529	240,953
Pool #735141 5.500% 1/01/35	148,759	154,837
Pool #811127 5.500% 2/01/35	76,703	79,826
Pool #812016 5.500% 2/01/35	143,648	149,495
Pool #812908 5.500% 2/01/35	60,508	63,085
Pool #813109 5.500% 2/01/35	492,303	512,342
Pool #815400 5.500% 2/01/35	20,932	21,784
Pool #735224 5.500% 2/01/35	1,121,613	1,168,493
Pool #803355 5.500% 3/01/35	67,936	70,701
Pool #255631 5.500% 3/01/35	2,015,190	2,097,214
Pool #825454 5.500% 6/01/35	4,021,291	4,197,537
Pool #832972 5.500% 9/01/35	748,459	781,263
Pool #918516 5.500% 6/01/37	66,427	68,975
5.625% 7/15/37	2,715,000	2,879,990
Pool #253880 6.500% 7/01/16	11,692	12,504
Pool #831800 6.500% 9/01/36	265,930	285,345
Pool #745948 6.500% 10/01/36	124,301	133,260
Pool #903789 6.500% 11/01/36	30,649	32,857
Pool #907251 6.500% 12/01/36	67,623	72,496
Pool #897901 6.500% 1/01/37	160,199	171,744
Pool #917578 6.500% 4/01/37	160,717	172,200
Pool #920669 6.500% 8/01/37	96,785	103,670
Pool #952694 6.500% 8/01/37	107,000	114,611
Pool #943988 6.500% 8/01/37	635,682	680,899
Pool #948751 6.500% 9/01/37	92,154	98,709
Pool #959335 6.500% 11/01/37	78,162	83,722
Pool #575579 7.500% 4/01/31	38,518	42,131
Pool #535996 7.500% 6/01/31	5,851	6,399
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	6,165	6,665
Pool #587280 6.500% 9/15/32	8,875	9,595
Pool #550659 6.500% 9/15/35	204,196	219,423
Pool #538689 6.500% 12/15/35	100,395	107,489
Pool #658085 6.500% 9/15/36	735,410	785,884
Pool #659183 6.500% 9/15/36	24,536	26,220
Pool #659647 6.500% 9/15/36	391,756	418,644
Pool #658133 6.500% 10/15/36	399,624	427,051
Pool #659686 6.500% 10/15/36	211,780	226,315
Pool #659736 6.500% 11/15/36	2,413,102	2,578,720
Pool #659741 6.500% 11/15/36	76,134	81,360
Pool #658219 6.500% 12/15/36	364,050	389,036
Pool #661591 6.500% 1/15/37	209,877	224,281
Pool #663776 6.500% 1/15/37	334,526	357,485
Pool #663109 6.500% 2/15/37	724,409	773,675
Pool #663876 6.500% 3/15/37	417,969	446,394
Pool #667800 6.500% 4/15/37	37,160	39,688
Pool #661931 6.500% 6/15/37	221,194	236,237
Pool #673533 6.500% 7/15/37	153,482	163,824
Pool #671044 6.500% 9/15/37	33,572	35,834
Pool #674362 6.500% 9/15/37	28,821	30,763
Pool #780651 7.000% 10/15/27	6,549	7,146
Pool #462384 7.000% 11/15/27	4,849	5,291
Pool #482668 7.000% 8/15/28	3,345	3,650
Pool #506804 7.000% 5/15/29	21,413	23,367
Pool #506914 7.000% 5/15/29	68,653	74,915
Pool #581417 7.000% 7/15/32	9,844	10,712
Pool #591581 7.000% 8/15/32	1,944	2,116
Pool #423836 8.000% 8/15/26	2,509	2,763
Pool #444619 8.000% 3/15/27	13,080	14,406
Government National Mortgage Association TBA
Pool #20432 6.000% 12/01/36 (g)	52,378,000	54,976,441
Pool #20432 6.000% 12/01/36 (g)	9,479,000	9,918,144
New Valley Generation IV 4.687% 1/15/22	73,876	69,454
		113,569,589
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $111,200,796)		113,681,896
U.S. TREASURY OBLIGATIONS – 9.5%
U.S. Treasury Bonds & Notes – 9.5%
U.S. Treasury Bond (e) 4.375% 2/15/38	5,168,000	5,220,487
U.S. Treasury Note 1.875% 4/30/14	2,300,000	2,240,164
U.S. Treasury Note (e) 2.500% 3/31/13	775,000	790,561
U.S. Treasury Note (e) 3.500% 2/15/18	5,875,000	5,918,374
U.S. Treasury Note (e) 4.250% 8/15/15	7,550,000	8,119,789
U.S. Treasury Note (e) 4.875% 5/31/11	3,610,000	3,861,854

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Principal Strip (e) 0.000% 2/15/28	$1,980,000	$854,764
		27,005,993
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,139,721)		27,005,993
TOTAL BONDS & NOTES (Cost $282,458,883)		279,814,733
TOTAL LONG-TERM INVESTMENTS (Cost $283,266,467)		280,416,136
SHORT-TERM INVESTMENTS – 23.1%
Commercial Paper – 23.1% (h)
Altria Group, Inc. 0.500% 8/03/09	6,800,000	6,799,811
BMW US Capital LLC 1.100% 8/05/09	6,025,000	6,024,264
CVS Corp. 0.720% 9/02/09	3,180,000	3,177,965
Duke Energy Corp. 0.580% 8/24/09	3,090,000	3,088,855
Eaton Corp. 0.800% 9/14/09	5,550,000	5,544,573
Equifax, Inc. 0.650% 8/17/09	3,995,000	3,993,846
H.J. Heinz Co. 0.700% 8/06/09	2,735,000	2,734,734
HSBC Finance Corp. 0.800% 8/17/09	3,755,000	3,753,665
Lincoln National Corp. 0.650% 8/28/09	5,525,000	5,522,307
Oneok, Inc. 0.500% 8/07/09	3,425,000	3,424,715
Reed Elsevier, Inc. 0.350% 8/04/09	5,360,000	5,359,844
Royal Bank of Scotland PLC 0.560% 10/19/09	6,775,000	6,766,674
Transocean Ltd. 0.350% 8/21/09	4,175,000	4,174,188
Xcel Energy, Inc. 0.950% 8/14/09	5,397,000	5,395,148
TOTAL SHORT-TERM INVESTMENTS (Cost $65,760,589)		65,760,589
TOTAL INVESTMENTS – 121.8% (Cost $349,027,056) (i)		346,176,725
Other Assets/ (Liabilities) – (21.8)%		(61,920,087)
NET ASSETS – 100.0%		$284,256,638

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $17,917,999 or 6.30% of net assets.
(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(f)	Security is currently in default.
(g)	A portion of this security is purchased on a when-issued or delayed delivery basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.2%
Agriculture – 0.0%
MHP SA GDR (Luxembourg) (a) (b)	7,941	$67,499
Investment Companies – 0.1%
Arco Capital Corp. Ltd. (a) (b)	111,042	277,605
Media – 0.1%
CCH I LLC (c)	8,185	153,469
Mining – 0.0%
Kaiser Aluminum & Chemical Corp. (c)	168,000	-
Telecommunications – 0.0%
Orion Network Systems, Inc. (c)	446,000	4
TOTAL COMMON STOCK (Cost $1,819,502)		498,577
TOTAL EQUITIES (Cost $1,819,502)		498,577
	Principal Amount
BONDS & NOTES – 92.0%
CORPORATE DEBT – 36.3%
Advertising – 0.1%
Lamar Media Corp. 7.250% 1/01/13	$280,000	270,200
Aerospace & Defense – 0.5%
Alliant Techsystems, Inc. 6.750% 4/01/16	235,000	223,250
BE Aerospace, Inc. 8.500% 7/01/18	395,000	393,025
The Boeing Co. 5.000% 3/15/14	193,000	206,836
L-3 Communications Corp. 5.875% 1/15/15	250,000	236,875
L-3 Communications Corp. 6.375% 10/15/15	100,000	96,000
United Technologies Corp. 6.125% 2/01/19	174,000	195,570
United Technologies Corp. 6.125% 7/15/38	84,000	93,927
		1,445,483
Agriculture – 0.2%
Altria Group, Inc. 9.700% 11/10/18	166,000	201,858
MHP SA 10.250% 11/30/11	170,000	139,400
Philip Morris International, Inc. 5.650% 5/16/18	121,000	128,735
		469,993
Airlines – 0.1%
American Airlines Pass Through Trust 2001-02 7.858% 4/01/13	340,000	316,200
American Airlines Pass Through Trust 2009-1A 10.375% 7/02/17	60,000	61,650
		377,850
Apparel – 0.1%
Levi Strauss & Co. 9.750% 1/15/15	395,000	400,925
Auto Manufacturers – 0.2%
Daimler Finance NA LLC 5.750% 9/08/11	68,000	70,113
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	114,000	117,550
Ford Motor Co. 7.450% 7/16/31	560,000	420,000
		607,663
Automotive & Parts – 0.2%
Allison Transmission, Inc. (a) 11.000% 11/01/15	355,000	323,050
The Goodyear Tire & Rubber Co. 7.857% 8/15/11	155,000	154,225
The Goodyear Tire & Rubber Co. 9.000% 7/01/15	75,000	76,125
		553,400
Banks – 4.4%
Banco BMG SA (a) 9.150% 1/15/16	655,000	660,731
Banco de Credito del Peru VRN (a) 6.950% 11/07/21	175,000	173,687
Banco Hipotecario SA (a) 9.750% 4/27/16	201,000	141,202
Banco Invex SA MXN (d) 6.450% 3/13/34	757,730	183,099
Bank of America Corp, Series L 4.900% 5/01/13	235,000	236,290
Bank of America Corp. Series L 5.650% 5/01/18	560,000	534,135
Credit Suisse/New York NY 5.000% 5/15/13	354,000	370,916
Deutsche Bank AG/London 4.875% 5/20/13	109,000	113,878
Dresdner Bank AG VRN 7.764% 12/12/11	200,000	150,100
Export-Import Bank of Korea 5.875% 1/14/15	200,000	201,526
Hana Bank (a) 6.500% 4/09/12	250,000	263,759
HBOS Treasury Services PLC EUR (d) 4.375% 7/13/16	712,000	978,414
HBOS Treasury Services PLC EUR (d) 4.500% 7/13/21	405,000	517,170
HSBK Europe BV (a) 7.250% 5/03/17	145,000	96,063
HSBK Europe BV (a) 9.250% 10/16/13	750,000	631,875
ICICI Bank Ltd. VRN (a) 6.375% 4/30/22	880,000	693,862
ING Bank NV UAH (d) 11.890% 12/30/09	290,000	32,452
JP Morgan Chase Bank NA (a) 0.010% 9/02/15	292,127	201,642
Korea Development Bank 8.000% 1/23/14	160,000	176,251
Kuznetski Capital for Bank of Moscow (a) 7.375% 11/26/10	245,000	249,900
RSHB Capital SA (a) 7.750% 5/29/18	215,000	199,692

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UBS AG/Stamford Branch 5.750% 4/25/18	$110,000	$103,815
VTB Capital SA (a) 6.250% 6/30/35	300,000	257,250
VTB Capital SA VRN 6.315% 2/04/15	1,795,000	1,720,956
VTB Capital SA (a) 6.875% 5/29/18	670,000	617,237
Wells Fargo & Co. 5.250% 10/23/12	509,000	536,801
WM Covered Bond Program EUR (d) 3.875% 11/28/11	647,000	922,733
WM Covered Bond Program EUR (d) 4.000% 9/27/16	930,000	1,191,772
WM Covered Bond Program EUR (d) 4.375% 5/19/14	100,000	137,230
		12,294,438
Beverages – 0.3%
Ambev International Finance Co. Ltd. BRL (d) 9.500% 7/24/17	740,000	375,740
Cott Beverages USA, Inc. 8.000% 12/15/11	110,000	108,350
Diageo Capital PLC 7.375% 1/15/14	100,000	114,873
PepsiCo, Inc. 7.900% 11/01/18	100,000	125,848
		724,811
Biotechnology – 0.0%
Amgen, Inc. 5.700% 2/01/19	98,000	106,843
Chemicals – 0.5%
Braskem Finance Ltd. (a) 7.250% 6/05/18	470,000	458,837
The Dow Chemical Co. 7.600% 5/15/14	186,000	202,111
EI Du Pont de Nemours & Co. 5.750% 3/15/19	59,000	64,362
EI Du Pont de Nemours & Co. 6.000% 7/15/18	97,000	107,238
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC 9.750% 11/15/14	50,000	33,500
Huntsman International LLC 7.875% 11/15/14	100,000	85,000
Huntsman International LLC 11.500% 7/15/12	25,000	25,719
Momentive Performance Materials, Inc. 11.500% 12/01/16	825,000	412,500
Nalco Co. 8.875% 11/15/13	155,000	160,425
		1,549,692
Coal – 0.1%
Arch Coal, Inc. (a) 8.750% 8/01/16	95,000	95,950
Massey Energy Co. 6.875% 12/15/13	70,000	67,550
Peabody Energy Corp. 6.875% 3/15/13	95,000	95,950
		259,450
Commercial Services – 0.6%
ARAMARK Corp. 8.500% 2/01/15	80,000	80,600
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	375,000	288,750
Corrections Corp. of America 7.750% 6/01/17	145,000	145,362
Hertz Corp. 10.500% 1/01/16	210,000	200,550
Iron Mountain, Inc. 8.625% 4/01/13	190,000	190,000
RSC Equipment Rental, Inc. (a) 10.000% 7/15/17	50,000	52,625
Service Corp. International 6.750% 4/01/15	130,000	122,200
Service Corp. International/US 7.000% 6/15/17	60,000	55,800
United Rentals North America, Inc. 7.000% 2/15/14	345,000	284,625
US Investigations Services, Inc. (a) 10.500% 11/01/15	195,000	165,750
		1,586,262
Computers – 0.5%
Affiliated Computer Services, Inc. 5.200% 6/01/15	145,000	123,613
Hewlett-Packard Co. 6.125% 3/01/14	79,000	88,718
International Business Machines Corp. 8.000% 10/15/38	219,000	300,525
Seagate Technology HDD Holdings 6.800% 10/01/16	40,000	37,600
Seagate Technology International (a) 10.000% 5/01/14	320,000	350,400
Sungard Data Systems, Inc. 9.125% 8/15/13	330,000	336,600
Sungard Data Systems, Inc. 10.250% 8/15/15	131,000	134,275
		1,371,731
Cosmetics & Personal Care – 0.1%
Elizabeth Arden, Inc. 7.750% 1/15/14	215,000	192,425
The Procter & Gamble Co. 4.700% 2/15/19	135,000	139,232
		331,657
Diversified Financial – 4.4%
American Express Credit Corp. 5.875% 5/02/13	168,000	172,861
American Express Credit Corp. 7.300% 8/20/13	162,000	172,927
Astana-Finance JSC 9.160% 3/14/12	1,100,000	126,940
The Bear Stearns Cos., Inc. 7.250% 2/01/18	325,000	364,334
BP Capital Markets PLC 3.625% 5/08/14	112,000	114,755
Caterpillar Financial Services Corp. 7.150% 2/15/19	164,000	184,601
Citigroup Global Markets Holdings, Inc. VRN (a) 0.000% 1/04/10	58,772	32,049
Citigroup, Inc. 5.500% 4/11/13	837,000	827,159

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.500% 8/19/13	$209,000	$212,969
Countrywide Financial Corp. 5.800% 6/07/12	90,000	92,374
Federal Home Loan Mortgage Corp. 2.500% 4/23/14	1,400,000	1,388,383
Federal Home Loan Mortgage Corp. 3.625% 10/18/13	805,000	838,896
Federal National Mortgage Association 4.625% 10/15/14	945,000	1,022,199
Ford Motor Credit Co. LLC 8.000% 6/01/14	360,000	332,513
General Electric Capital Corp. 5.400% 9/20/13	265,000	280,480
General Electric Capital Corp. 5.900% 5/13/14	194,000	206,320
General Electric Capital Corp. 6.875% 1/10/39	369,000	362,352
GMAC LLC (a) 8.000% 11/01/31	200,000	153,000
The Goldman Sachs Group, Inc. 6.000% 5/01/14	85,000	92,105
The Goldman Sachs Group, Inc. 6.150% 4/01/18	504,000	538,557
The Goldman Sachs Group, Inc. 7.500% 2/15/19	369,000	432,156
HSBC Finance Corp. 4.750% 7/15/13	91,000	91,120
HSBC Finance Corp. 5.700% 6/01/11	125,000	126,755
HSBC Holdings PLC 6.800% 6/01/38	211,000	206,540
International Lease Finance Corp. 6.375% 3/25/13	121,000	84,187
International Lease Finance Corp. 6.625% 11/15/13	89,000	61,613
JP Morgan Chase Bank NA (a) 0.000% 1/05/16	888,353	554,521
JP Morgan Hipotecaria su Casita MXN (d) 6.100% 9/25/35	331,448	65,087
JPMorgan Chase & Co. 6.400% 5/15/38	664,000	722,318
Merrill Lynch & Co., Inc. 7.750% 5/14/38	634,000	635,653
Morgan Stanley (a) 0.000% 1/05/22	1,887,048	116,997
Morgan Stanley 6.000% 4/28/15	790,000	817,849
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	84,000	108,709
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	375,000	339,375
SLM Corp. 4.500% 7/26/10	345,000	314,098
SLM Corp. 8.450% 6/15/18	108,000	86,400
		12,279,152
Electric – 2.2%
The AES Corp. (a) 8.750% 5/15/13	75,000	76,500
AES Panama SA (a) 6.350% 12/21/16	155,000	146,942
Centrais Eletricas Brasileiras SA (a) 6.875% 7/30/19	200,000	202,250
Consolidated Edison Co. of New York, Inc. 7.125% 12/01/18	260,000	304,959
Dominion Resources, Inc. /VA 6.400% 6/15/18	213,000	234,105
Duke Energy Carolinas LLC 7.000% 11/15/18	136,000	160,401
Duke Energy Corp. 6.300% 2/01/14	231,000	254,036
Edison Mission Energy 7.000% 5/15/17	480,000	382,200
Electric Power Development Co. JPY (d) 1.850% 6/28/10	17,000,000	182,183
Eletropaulo Metropolitana de Sao Paulo SA BRL (d) 19.125% 6/28/10	325,000	184,615
Empresas Publicas de Medellin ESP (a) 7.625% 7/29/19	200,000	207,400
Energy Future Holdings Corp. 10.875% 11/01/17	335,000	290,612
FPL Group Capital, Inc. 6.000% 3/01/19	88,000	97,084
Georgia Power Co. 5.950% 2/01/39	66,000	71,655
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	865,000	892,298
Majapahit Holding BV (a) 7.250% 10/17/11	205,000	209,100
Majapahit Holding BV (a) 7.750% 10/17/16	395,000	385,125
Midamerican Energy Holdings Co. 5.750% 4/01/18	319,000	340,213
Mirant NA LLC 7.375% 12/31/13	287,000	283,412
National Power Corp. PHP (d) 5.875% 12/19/16	15,400,000	288,622
NRG Energy, Inc. 7.375% 2/01/16	200,000	193,500
NRG Energy, Inc. 7.375% 1/15/17	135,000	130,275
NRG Energy, Inc. 8.500% 6/15/19	70,000	68,863
Pacific Gas & Electric Co. 6.250% 12/01/13	202,000	223,587
Pacific Gas & Electric Co. 8.250% 10/15/18	135,000	169,843
RRI Energy, Inc. 7.625% 6/15/14	270,000	251,100
Texas Competitive Electric Holdings Co. LLC 10.250% 11/01/15	135,000	105,975
		6,336,855
Electronics – 0.2%
Celestica, Inc. 7.625% 7/01/13	110,000	111,100

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flextronics International Ltd. 6.500% 5/15/13	$244,000	$234,240
Sanmina-SCI Corp. 8.125% 3/01/16	130,000	115,050
		460,390
Energy — Alternate Sources – 0.1%
Power Sector Assets & Liabilities Management Corp. (a) 7.250% 5/27/19	170,000	173,400
Engineering & Construction – 0.1%
Odebrecht Finance Ltd. (a) 9.625% 4/09/14	215,000	239,994
Entertainment – 0.6%
AMC Entertainment, Inc. 8.000% 3/01/14	200,000	184,500
Cinemark USA, Inc. (a) 8.625% 6/15/19	160,000	165,600
Greektown Holdings LLC (a) (e) 10.750% 12/01/13	350,000	52,500
Isle of Capri Casinos, Inc. 7.000% 3/01/14	198,000	174,240
Mashantucket Western Pequot Tribe (a) 8.500% 11/15/15	535,000	262,150
Mohegan Tribal Gaming Authority 6.125% 2/15/13	225,000	184,500
Peninsula Gaming LLC (a) 8.375% 8/15/15	30,000	30,000
Peninsula Gaming LLC (a) 10.750% 8/15/17	80,000	77,700
Pinnacle Entertainment, Inc. 8.250% 3/15/12	140,000	140,000
Pinnacle Entertainment, Inc. (a) 8.625% 8/01/17	30,000	30,000
Pokagon Gaming Authority (a) 10.375% 6/15/14	125,000	124,375
Regal Cinemas Corp. (a) 8.625% 7/15/19	65,000	66,950
WMG Acquisition Corp. 7.375% 4/15/14	280,000	253,400
WMG Acquisition Corp. (a) 9.500% 6/15/16	80,000	84,800
		1,830,715
Environmental Controls – 0.1%
Allied Waste NA Series B 7.375% 4/15/14	245,000	252,962
Foods – 0.7%
Chiquita Brands International, Inc. 7.500% 11/01/14	180,000	164,250
Chiquita Brands International, Inc. 8.875% 12/01/15	165,000	155,513
Dean Foods Co. 7.000% 6/01/16	410,000	386,425
Dole Food Co., Inc. 7.250% 6/15/10	160,000	158,400
Dole Food Co., Inc. 8.875% 3/15/11	225,000	223,312
General Mills, Inc. 5.650% 2/15/19	91,000	98,084
JBS USA LLC/JBS USA Finance, Inc. (a) 11.625% 5/01/14	200,000	202,500
Kraft Foods, Inc. 6.125% 2/01/18	223,000	243,402
The Kroger Co. 7.500% 1/15/14	91,000	103,610
Smithfield Foods, Inc. 7.000% 8/01/11	390,000	370,500
		2,105,996
Forest Products & Paper – 0.3%
Celulosa Arauco y Constitucion SA (a) 7.250% 7/29/19	130,000	134,654
Georgia-Pacific LLC 7.700% 6/15/15	130,000	128,700
Georgia-Pacific LLC (a) 8.250% 5/01/16	260,000	269,100
NewPage Corp. 10.000% 5/01/12	265,000	117,925
PE Paper Escrow GMBH (a) 12.000% 8/01/14	100,000	99,750
		750,129
Gas – 0.1%
Sempra Energy 9.800% 2/15/19	130,000	165,441
Hand & Machine Tools – 0.0%
Baldor Electric Co. 8.625% 2/15/17	30,000	30,075
Health Care — Products – 0.3%
Biomet, Inc. 10.375% 10/15/17	385,000	411,950
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	210,000	198,450
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	45,000	46,463
Johnson & Johnson 5.850% 7/15/38	89,000	97,746
Universal Hospital Services, Inc. 8.500% 6/01/15	155,000	150,350
		904,959
Health Care — Services – 1.1%
Apria Healthcare Group, Inc. (a) 11.250% 11/01/14	295,000	300,162
Community Health Systems, Inc. 8.875% 7/15/15	390,000	401,700
DaVita, Inc. 6.625% 3/15/13	100,000	98,250
HCA, Inc. 6.375% 1/15/15	380,000	336,300
HCA, Inc. (a) 8.500% 4/15/19	85,000	87,125
Healthsouth Corp. 10.750% 6/15/16	350,000	366,625
Multiplan, Inc. (a) 10.375% 4/15/16	290,000	278,400
Select Medical Corp. 7.625% 2/01/15	390,000	337,350
Tenet Healthcare Corp. 7.375% 2/01/13	140,000	134,750
UnitedHealth Group, Inc. 6.875% 2/15/38	153,000	158,975
US Oncology Holdings, Inc. 7.949% 3/15/12	128,529	109,250
US Oncology, Inc. 9.000% 8/15/12	190,000	193,800
US Oncology, Inc. (a) 9.125% 8/15/17	160,000	165,200
WellPoint, Inc. 6.375% 6/15/37	114,000	107,698
		3,075,585

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders – 0.2%
K. Hovnanian Enterprises, Inc. 7.750% 5/15/13	$80,000	$38,800
K. Hovnanian Enterprises, Inc. 8.875% 4/01/12	220,000	143,000
Lennar Corp. (a) 12.250% 5/15/17	110,000	123,200
Toll Brothers Finance Corp. 8.900% 10/15/17	80,000	84,694
USG Corp. 9.750% 8/01/14	100,000	102,000
		491,694
Household Products – 0.1%
Jarden Corp. 7.500% 5/01/17	300,000	288,000
Insurance – 0.2%
American International Group, Inc. (a) 8.250% 8/15/18	309,000	182,634
Berkshire Hathaway Finance Corp. 5.000% 8/15/13	126,000	133,106
MetLife, Inc. Series A 6.817% 8/15/18	104,000	111,350
Residential Reinsurance 2008 Ltd. (a) 14.311% 6/06/11	280,000	261,100
		688,190
Iron & Steel – 0.2%
Steel Capital SA for OAO Severstal (a) 9.750% 7/29/13	560,000	492,800
Steel Dynamics, Inc. 7.375% 11/01/12	170,000	168,725
		661,525
Leisure Time – 0.2%
Leslie's Poolmart 7.750% 2/01/13	170,000	165,325
Sabre Holdings Corp. 7.350% 8/01/11	195,000	174,525
Travelport LLC 11.875% 9/01/16	185,000	131,350
		471,200
Lodging – 0.3%
Caesars Entertainment, Inc. 7.875% 3/15/10	195,000	186,225
Harrah's Operating Co., Inc. (a) 10.000% 12/15/18	406,000	284,200
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (a) 11.250% 6/01/17	115,000	116,437
MGM Mirage 6.750% 4/01/13	85,000	64,813
Station Casinos, Inc. (e) 6.500% 2/01/14	925,000	13,875
Trump Entertainment Resorts, Inc. (e) 8.500% 6/01/15	205,000	26,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/01/14	235,000	217,962
		910,162
Machinery — Construction & Mining – 0.1%
Terex Corp. 8.000% 11/15/17	230,000	190,325
Machinery — Diversified – 0.2%
Case New Holland, Inc. 7.125% 3/01/14	450,000	423,000
The Manitowoc Co., Inc. 7.125% 11/01/13	215,000	162,325
		585,325
Manufacturing – 0.4%
Bombardier, Inc. (a) 6.300% 5/01/14	155,000	143,375
Bombardier, Inc. (a) 8.000% 11/15/14	75,000	72,375
General Electric Co. 5.250% 12/06/17	575,000	582,798
Honeywell International, Inc. 5.000% 2/15/19	179,000	186,575
RBS Global, Inc./Rexnord Corp. 9.500% 8/01/14	45,000	39,150
RBS Global, Inc./Rexnord Corp. 11.750% 8/01/16	120,000	96,600
Tyco International Finance SA 8.500% 1/15/19	97,000	112,379
		1,233,252
Media – 1.1%
Allbritton Communications Co. 7.750% 12/15/12	100,000	83,000
American Media Operations, Inc. (a) 14.000% 11/01/13	120,000	60,150
Belo Corp. 7.750% 6/01/27	85,000	54,187
CCH I LLC (e) 11.000% 10/01/15	360,000	44,550
CCH II LLC/CCH II Capital Corp. (e) 10.250% 9/15/10	135,000	144,450
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (a) (e) 8.375% 4/30/14	120,000	119,700
Charter Communications Operating LLC/Charter Communications Operating Capital (a) (e) 12.875% 9/15/14	120,000	129,600
Comcast Corp. 5.700% 5/15/18	228,000	242,524
Echostar DBS Corp. 6.375% 10/01/11	315,000	312,637
Fisher Communications, Inc. 8.625% 9/15/14	50,000	45,500
LIN Television Corp. 6.500% 5/15/13	522,000	394,110
Mediacom LLC/Mediacom Capital Corp. 9.500% 1/15/13	290,000	288,550
Medianews Group, Inc. 6.375% 4/01/14	100,000	10
Medianews Group, Inc. (e) 6.875% 10/01/13	405,000	41
News America, Inc. 6.150% 3/01/37	106,000	103,599
Sinclair Broadcast Group, Inc. 8.000% 3/15/12	505,000	388,850
Time Warner Cable, Inc. 6.200% 7/01/13	159,000	172,669
Time Warner Cable, Inc. 8.750% 2/14/19	81,000	100,512

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 6.500% 11/15/36	$157,000	$157,620
TL Acquisitions, Inc. (a) 10.500% 1/15/15	115,000	98,900
The Walt Disney Co. 4.500% 12/15/13	91,000	96,500
		3,037,659
Mining – 1.4%
Alcoa, Inc. 6.750% 7/15/18	83,000	78,015
ALROSA Finance SA (a) 8.875% 11/17/14	1,525,000	1,448,500
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	193,000	219,646
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	370,000	392,200
Novelis, Inc. 7.250% 2/15/15	405,000	330,075
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	149,000	157,820
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	67,000	78,824
Teck Resources Ltd. (a) 10.250% 5/15/16	235,000	266,138
Vale Overseas Ltd. 6.875% 11/21/36	45,000	45,365
Vedanta Resources PLC (a) 9.500% 7/18/18	1,150,000	1,049,375
		4,065,958
Multi-National – 0.1%
Corp. Andina de Fomento 8.125% 6/04/19	150,000	165,406
Inter-American Development Bank VRN BRL (d) 0.000% 12/08/09	250,000	170,547
		335,953
Office Equipment/Supplies – 0.0%
Xerox Corp. 5.650% 5/15/13	109,000	108,591
Oil & Gas – 3.8%
Anadarko Petroleum Corp. 7.625% 3/15/14	131,000	147,228
Atlas Energy Resources LLC (a) 10.750% 2/01/18	330,000	331,650
Berry Petroleum Co. 8.250% 11/01/16	145,000	130,138
Berry Petroleum Co. 10.250% 6/01/14	65,000	67,925
Bill Barrett Corp. 9.875% 7/15/16	170,000	177,225
Chesapeake Energy Corp. 6.875% 1/15/16	520,000	488,800
Cimarex Energy Co. 7.125% 5/01/17	50,000	45,500
ConocoPhillips 6.500% 2/01/39	322,000	366,658
Denbury Resources, Inc. 7.500% 12/15/15	275,000	272,250
Devon Energy Corp. 6.300% 1/15/19	150,000	164,532
Forest Oil Corp. 7.250% 6/15/19	145,000	137,931
Forest Oil Corp. (a) 8.500% 2/15/14	255,000	258,825
Gaz Capital SA (a) 7.288% 8/16/37	440,000	344,300
Gaz Capital SA (a) 7.510% 7/31/13	620,000	630,565
Gaz Capital SA (a) 8.125% 7/31/14	200,000	202,000
KazMunaiGaz Finance Sub BV (a) 9.125% 7/02/18	680,000	622,200
KazMunaiGaz Finance Sub BV (a) 11.750% 1/23/15	1,300,000	1,352,000
Marathon Oil Corp. 5.900% 3/15/18	146,000	150,625
Mariner Energy, Inc. 11.750% 6/30/16	110,000	114,950
Newfield Exploration Co. 6.625% 4/15/16	180,000	173,700
Pemex Project Funding Master Trust 6.625% 6/15/38	540,000	480,438
Petrobras International Finance Co. 5.875% 3/01/18	880,000	876,095
Petrobras International Finance Co. 7.875% 3/15/19	280,000	310,884
PetroHawk Energy Corp. (a) 10.500% 8/01/14	175,000	187,250
Petroleos Mexicanos (a) 8.000% 5/03/19	170,000	191,675
Pioneer Natural Resources Co. 5.875% 7/15/16	35,000	30,921
Pioneer Natural Resources Co. 6.650% 3/15/17	20,000	18,109
Pioneer Natural Resources Co. 6.875% 5/01/18	40,000	36,038
Plains Exploration & Production Co. 10.000% 3/01/16	350,000	378,438
Pride International, Inc. 7.375% 7/15/14	70,000	72,100
Pride International, Inc. 8.500% 6/15/19	100,000	107,000
Quicksilver Resources, Inc. 7.125% 4/01/16	140,000	117,600
Quicksilver Resources, Inc. 8.250% 8/01/15	65,000	62,400
Quicksilver Resources, Inc. 11.750% 1/01/16	165,000	180,881
SandRidge Energy, Inc. 8.625% 4/01/15	90,000	85,500
SandRidge Energy, Inc. (a) 9.875% 5/15/16	290,000	292,900
Shell International Finance BV 6.375% 12/15/38	180,000	212,934
Southwestern Energy Co. (a) 7.500% 2/01/18	115,000	115,288
Tengizchevroil Finance Co. SARL Series A (a) 6.124% 11/15/14	521,058	483,295
Western Refining, Inc. (a) 11.250% 6/15/17	80,000	70,800
XTO Energy, Inc. 5.500% 6/15/18	77,000	80,284
XTO Energy, Inc. 6.500% 12/15/18	140,000	155,536
		10,725,368

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc. (a) 9.500% 1/15/16	$260,000	$239,200
Key Energy Services, Inc. 8.375% 12/01/14	230,000	203,262
		442,462
Packaging & Containers – 0.5%
Berry Plastics Holding Corp. 8.875% 9/15/14	445,000	389,375
Crown Americas LLC/Crown Americas Capital Corp. 7.750% 11/15/15	130,000	131,950
Graham Packaging Co., Inc. 8.500% 10/15/12	155,000	153,837
Graham Packaging Co., Inc. 9.875% 10/15/14	290,000	277,675
Graphic Packaging International Corp. 8.500% 8/15/11	118,000	118,295
Graphic Packaging International, Inc. (a) 9.500% 6/15/17	265,000	263,675
		1,334,807
Pharmaceuticals – 0.4%
Abbott Laboratories 5.125% 4/01/19	44,000	46,484
Abbott Laboratories 5.600% 11/30/17	111,000	120,591
AstraZeneca PLC 6.450% 9/15/37	117,000	136,011
Eli Lilly & Co. 4.200% 3/06/14	91,000	95,581
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	159,000	183,038
Pfizer, Inc. 7.200% 3/15/39	189,000	237,326
PTS Acquisition Corp. 9.500% 4/15/15	250,000	158,750
Wyeth 5.950% 4/01/37	139,000	148,443
		1,126,224
Pipelines – 0.6%
Atlas Pipeline Partners LP 8.125% 12/15/15	170,000	139,400
Dynegy Holdings, Inc. 8.375% 5/01/16	380,000	330,600
El Paso Corp. 7.250% 6/01/18	45,000	43,711
Enterprise Products Operating LLC 6.500% 1/31/19	107,000	117,732
Enterprise Products Operating LP VRN 8.375% 8/01/66	365,000	317,550
Kinder Morgan Energy Partners LP 6.000% 2/01/17	151,000	155,326
Kinder Morgan Finance Co. 5.700% 1/05/16	145,000	130,863
TransCanada Pipelines Ltd. 7.625% 1/15/39	121,000	153,675
The Williams Cos., Inc. 8.750% 3/15/32	147,000	165,742
		1,554,599
Real Estate Investment Trusts (REITS) – 0.1%
HCP, Inc. 6.000% 1/30/17	55,000	48,735
HCP, Inc. 6.700% 1/30/18	105,000	95,502
Simon Property Group LP 5.300% 5/30/13	136,000	135,591
		279,828
Retail – 0.8%
Albertsons LLC 8.000% 5/01/31	330,000	287,100
Claires Stores, Inc. 10.500% 6/01/17	180,000	66,600
CVS Caremark Corp. 6.600% 3/15/19	99,000	110,564
Freedom Group, Inc. (a) 10.250% 8/01/15	25,000	25,625
GSC Holdings Corp. 8.000% 10/01/12	190,000	192,850
Home Depot, Inc. 5.875% 12/16/36	193,000	178,341
McDonald's Corp. 5.000% 2/01/19	45,000	46,899
McDonald's Corp. 5.800% 10/15/17	54,000	59,150
Remington Arms Co., Inc. 10.500% 2/01/11	110,000	110,000
Rite Aid Corp. 7.500% 3/01/17	325,000	277,875
Target Corp. 6.000% 1/15/18	230,000	250,622
Wal-Mart Stores, Inc. 5.800% 2/15/18	206,000	227,427
Wal-Mart Stores, Inc. 6.200% 4/15/38	134,000	149,536
Wendy's/Arby's Restaurants LLC (a) 10.000% 7/15/16	255,000	262,650
		2,245,239
Savings & Loans – 3.8%
AKIBARE Ltd. FRN (a) 3.666% 5/22/12	250,000	238,825
Atlas V Capital Ltd. FRN (a) 12.097% 2/03/12	250,000	250,000
Autopistas del Nordeste Cayman Ltd. (a) 9.390% 1/15/26	550,706	313,902
BA Covered Bond Issuer EUR (d) 4.250% 4/05/17	115,000	151,553
C10 Capital SPV Ltd. VRN (a) 6.722% 12/31/49	460,000	259,698
CCM Merger, Inc. (a) 8.000% 8/01/13	190,000	146,300
Cloverie PLC FRN 4.859% 12/20/10	200,000	158,100
Coriolanus Ltd. (a) 0.000% 4/30/25	233,967	128,400
Coriolanus Ltd. Series E VRN (a) 10.700% 9/10/10	400,000	103,400
Credit & Repackaged Securities Ltd. (a) 0.000% 2/08/37	4,000,000	174,880
Dali Capital PLC for Bank of Moscow RUB (d) 7.250% 11/25/09	5,400,000	166,932
Dali Capital SA for JSC Rosbank RUB (d) 8.000% 9/30/09	5,200,000	158,753
East Lane Re III Ltd. FRN (a) 10.847% 3/16/12	255,000	256,912
Eirles Two Ltd. FRN (a) 4.841% 4/30/12	700,000	346,500
Emblem Finance Co. Ltd. FRN (a) 4.610% 6/20/10	340,000	349,180

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fhu-Jin Ltd. FRN (a) 4.916% 8/10/11	$250,000	$240,300
Hallertau SPC (a) 21.719% 8/02/10	1,575,744	137,033
Hallertau SPC 2007-01 FRN (a) 3.211% 12/20/17	2,390,000	1,778,160
IIRSA Norte Finance Ltd. (a) 8.750% 5/30/24	817,561	801,209
ISA Capital do Brasil SA (a) 8.800% 1/30/17	200,000	208,750
Lakeside Re Ltd. FRN (a) 7.098% 12/31/09	500,000	499,650
LatAm Cayman Trust 2006 (a) 10.000% 11/17/16	105,694	97,034
MedQuake Ltd. FRN (a) 5.983% 5/31/10	250,000	244,200
Midori Ltd. FRN (a) 3.255% 10/24/12	250,000	240,800
Muteki Ltd. (a) 5.283% 5/24/11	350,000	333,165
Nelson Re Ltd. FRN (a) 12.340% 6/21/10	450,000	418,500
Osiris Capital PLC Series D FRN (a) 5.505% 1/15/10	250,000	247,100
Petroleum Export Ltd./Cayman SPV Series A3 (a) 5.265% 6/15/11	589,474	566,320
Rainbow National Services LLC (a) 8.750% 9/01/12	170,000	171,700
Salisbury International Investments Ltd. FRN (a) 4.660% 7/22/11	200,000	127,540
Tiers Trust/United States STEP 0.000% 6/15/17	525,000	172,142
TransCapitalInvest Ltd. for OJSC AK Transneft (a) 5.670% 3/05/14	170,000	158,100
Vanguard Health Holding Co. I LLC STEP 11.250% 10/01/15	225,000	226,688
Vega Capital Ltd. (a) 0.000% 6/24/11	451,000	561,495
Willow Re. Ltd. FRN (a) (e) 8.369% 6/16/10	490,000	252,350
		10,685,571
Semiconductors – 0.1%
Amkor Technology, Inc. 9.250% 6/01/16	70,000	71,400
Freescale Semiconductor, Inc. 8.875% 12/15/14	160,000	107,200
		178,600
Software – 0.2%
First Data Corp. 9.875% 9/24/15	350,000	295,312
Oracle Corp. 5.750% 4/15/18	128,000	140,849
		436,161
Telecommunications – 2.8%
America Movil SAB de CV MXN (d) 8.460% 12/18/36	9,100,000	503,796
American Tower Corp. (a) 7.250% 5/15/19	255,000	251,175
AT&T, Inc. 6.700% 11/15/13	303,000	342,360
BellSouth Corp. 5.200% 12/15/16	77,000	80,092
British Telecommunications PLC 5.150% 1/15/13	108,000	111,224
CC Holdings GS V LLC/Crown Castle GS III Corp. (a) 7.750% 5/01/17	190,000	193,800
Cisco Systems, Inc. 4.950% 2/15/19	134,000	140,749
Citizens Communications Co. 6.250% 1/15/13	410,000	394,625
Cricket Communications I (a) 7.750% 5/15/16	290,000	288,550
Deutsche Telekom International Finance BV 6.750% 8/20/18	200,000	225,189
France Telecom SA 7.750% 3/01/11	85,000	92,416
Intelsat Subsidiary Holding Co. Ltd. 8.500% 1/15/13	155,000	156,550
New Cingular Wireless Services, Inc. 8.125% 5/01/12	121,000	137,358
Nextel Communications, Inc. Series D 7.375% 8/01/15	440,000	394,900
Qwest Corp. 8.875% 3/15/12	370,000	383,875
SBA Telecommunications, Inc. (a) 8.000% 8/15/16	50,000	50,500
SBA Telecommunications, Inc. (a) 8.250% 8/15/19	30,000	30,450
Sprint Capital Corp. 8.750% 3/15/32	825,000	710,531
Telecom Italia Capital SA 7.721% 6/04/38	135,000	152,137
Telefonica del Peru SAA PEN (a) (d) 8.000% 4/11/16	828,300	293,018
Telefonica Emisiones SAU 5.855% 2/04/13	127,000	137,029
Telemar Norte Leste SA (a) 9.500% 4/23/19	190,000	215,888
Verizon Communications, Inc. 6.900% 4/15/38	115,000	132,248
Verizon Communications, Inc. 8.950% 3/01/39	310,000	426,600
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (a) 9.125% 4/30/18	730,000	660,650
Virgin Media Finance PLC 8.750% 4/15/14	75,000	75,750
Virgin Media Finance PLC 9.125% 8/15/16	200,000	202,000
Virgin Media Finance PLC 9.500% 8/15/16	130,000	133,250
Vodafone Group PLC 5.625% 2/27/17	108,000	114,638
West Corp. 9.500% 10/15/14	400,000	380,000
Windstream Corp. 8.125% 8/01/13	190,000	191,900

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Corp. 8.625% 8/01/16	$180,000	$182,700
		7,785,948
Transportation – 0.4%
CSX Corp. 6.250% 4/01/15	157,000	169,138
Norfolk Southern Corp. (a) 5.750% 1/15/16	157,000	164,532
Panama Canal Railway Co. (a) 7.000% 11/01/26	402,620	289,886
RailAmerica, Inc. (a) 9.250% 7/01/17	95,000	97,850
TGI International Ltd. (a) 9.500% 10/03/17	160,000	167,200
United Parcel Service, Inc. 5.125% 4/01/19	105,000	111,780
United Parcel Service, Inc. 5.500% 1/15/18	99,000	105,530
		1,105,916
TOTAL CORPORATE DEBT (Cost $105,720,269)		101,924,608
MUNICIPAL OBLIGATIONS – 0.3%
Bayerische Hypo City of Kiev Ukraine (a) 8.625% 7/15/11	950,000	757,150
Santa Fe de Bogota DC COP (a) (d) 9.750% 7/26/28	445,000,000	190,744
		947,894
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,222,302)		947,894
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 12.2%
Automobile ABS – 0.1%
Americredit Prime Automobile Receivable, Series 2007-1, Class D 5.620% 1/08/12	141,000	122,586
Capital Auto Receivables Asset Trust, Series 2007-1, Class B 5.150% 9/17/12	28,000	25,836
Capital One Auto Finance Trust, Series 2006-C, Class A4 FRN 0.302% 5/15/13	141,000	132,438
Ford Credit Auto Owner Trust, Series 2009-B, Class A2 2.100% 11/15/11	45,000	45,243
Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN (a) 3.593% 11/14/13	9,795	9,061
		335,164
Commercial MBS – 3.1%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class AMFX VRN 5.482% 1/15/49	410,000	234,788
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.002% 8/10/17	710,000	407,109
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.354% 12/10/17	380,000	317,082
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.397% 1/10/18	360,000	214,865
Citigroup Commercial Mortgage Trust, Series 2007-C6 Class A2 VRN 5.888% 8/10/12	120,000	113,259
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B 5.205% 12/11/49	1,050,000	998,095
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX VRN 5.366% 12/11/49	620,000	352,301
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4 VRN 5.912% 6/15/39	250,000	176,183
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A2 4.433% 7/10/39	243,247	243,616
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.736% 12/10/49	775,000	606,722
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4 5.560% 11/10/39	290,000	232,240
JP Morgan Chase Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/32	287,820	288,540
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S 5.305% 5/15/49	380,000	367,687
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.420% 1/15/49	240,000	206,511
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4 5.440% 6/12/47	580,000	448,315

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	$690,000	$384,643
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2 5.827% 8/15/12	220,000	213,434
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A4 6.068% 1/12/18	910,000	582,545
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class AJ 6.798% 1/12/18	540,000	232,249
LB-UBS Commercial Conduit Mortgage Trust, Series 1999-C2, Class C 7.470% 10/15/32	314,000	316,048
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AM VRN 6.318% 4/15/41	290,000	166,050
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM VRN 6.374% 9/15/45	1,080,000	613,330
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 VRN 7.950% 5/15/25	280,613	294,072
Morgan Stanley Capital I, Series 2006-HQ10, Class AM 5.360% 11/21/41	80,000	67,265
Morgan Stanley Capital I, Series 2007-IQ16, Class A4 5.809% 12/12/49	190,000	149,096
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.590% 3/15/30	1,302	1,302
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2 5.275% 11/15/48	54,000	53,034
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.100% 7/15/17	320,000	245,822
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ VRN 6.147% 5/15/46	270,000	99,998
		8,626,201
Credit Card ABS – 0.0%
BA Credit Card Trust, Series 2006-A16, Class A16 4.720% 5/15/13	80,000	82,478
Home Equity ABS – 0.2%
Argent Securities, Inc., Series 2006-M3, Class A2B FRN 0.385% 10/25/36	100,000	70,151
Argent Securities, Inc., Series 2004-W8, Class A2 FRN 0.765% 5/25/34	165,153	101,779
Centex Home Equity, Series 2006-A, Class AV2 FRN 0.385% 6/25/36	27,852	27,187
Countrywide Home Equity Loan Trust, Series 2006-H, Class 2A1A 0.423% 11/15/36	11,403	2,113
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.502% 12/15/35	26,177	7,975
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN 0.399% 3/20/36	50,000	45,020
HFC Home Equity Loan Asset Backed Certificates, Series 2005-3, Class A1 FRN 0.549% 1/20/35	54,634	43,340
Home Equity Mortgage Trust, Series 2005-1, Class M6 STEP 5.363% 6/25/35	112,000	30,034
Home Equity Mortgage Trust, Series 2006-5, Class A1 STEP 5.500% 1/25/37	45,535	4,798
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN 0.385% 8/25/36	180,000	67,617
Option One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN 0.385% 7/25/36	145,650	109,247
Residential Asset Securities Corp., Series 2006-KS7, Class A2 FRN 0.385% 9/25/36	83,760	76,980
Terwin Mortgage Trust, Series 2006-4SL, Class A1 VRN (a) 4.500% 2/25/37	21,687	3,290
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN 0.385% 7/25/36	47,311	45,410
		634,941
Manufactured Housing ABS – 0.1%
Green Tree Financial Corp., Series 1997-5, Class M1 VRN 6.950% 5/15/29	186,000	99,567

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS – 1.0%
Argent Securities, Inc., Series 2006-W5, Class A2B FRN 0.385% 6/25/36	$30,406	$29,281
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (a) (c) 12.540% 6/13/11	268,831	-
Hallertau SPC, Series 2008-2A (a) 8.636% 9/17/13	2,000,000	2,019,200
ICE EM CLO, Series 2007-1A, Class B FRN (a) 3.424% 8/15/22	960,000	336,000
ICE EM CLO, Series 2007-1A, Class C FRN (a) 4.724% 8/15/22	800,000	118,480
ICE EM CLO, Series 2007-1A, Class D FRN (a) 6.724% 8/15/22	800,000	97,760
Lehman XS Trust, Series 2005-4, Class 2A1B STEP 5.170% 10/25/35	16,098	15,218
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2 FRN 0.515% 2/25/37	74,778	31,136
SLM Student Loan Trust, Series 2005-B, Class B FRN 1.029% 6/15/39	263,000	90,928
SSB RV Trust, Series 2001-1, Class B 6.640% 4/15/18	70,268	70,331
Start CLO Ltd., Series 2006-3A, Class F FRN (a) 17.629% 6/07/11	120,000	79,200
		2,887,534
WL Collateral CMO – 7.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 12A2 VRN 4.057% 5/25/34	501,952	374,346
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 23A1 FRN 4.948% 11/25/34	237,054	217,714
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN 0.845% 2/25/33	35,249	25,198
Chase Mortgage Finance Corp., Series 2007-A1, Class 9A1 FRN 4.560% 2/25/37	373,101	328,773
Chase Mortgage Finance Corp., Series 2006-S3, Class 1A2 6.000% 11/25/36	450,000	275,134
Chaseflex Trust, Series 2006-2, Class A1B FRN 0.385% 9/25/46	4,182	4,118
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN 0.385% 10/25/36	41,601	38,802
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3 VRN 4.951% 5/25/35	403,337	290,683
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2 FRN 5.500% 3/25/36	440,035	75,042
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1AB 5.591% 3/25/36	393,874	127,057
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4 VRN 5.185% 5/25/35	798,207	602,814
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 VRN 5.526% 3/25/36	882,243	649,624
Citimortgage Alternative Loan Trust, Series 2006-A5, Class 2A1 5.500% 10/25/21	291,951	243,767
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A1 5.500% 5/25/37	680,251	478,988
Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A10 6.000% 2/25/37	1,504,925	1,047,088
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN 0.405% 6/25/37	130,000	83,260
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN 5.363% 5/25/36	41,938	32,631
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2 VRN 5.382% 2/25/30	221,629	166,157
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 VRN 5.458% 1/25/36	145,380	40,762
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A8 5.500% 9/25/35	430,000	352,303
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 5.500% 11/25/35	599,396	454,027

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3, Class 1A1 FRN 5.617% 6/25/47	$293,102	$190,010
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 1A2 VRN 5.921% 9/25/37	418,597	92,091
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 2A2 FRN 5.958% 9/25/37	110,941	24,407
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A2 FRN 6.188% 9/25/37	286,124	62,947
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY4, Class 2A2 FRN 6.234% 11/25/37	90,083	12,461
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-27, Class 2A1 5.500% 12/25/35	319,118	258,973
Countrywide Home Loans, Series 2007-HY4, Class 1A2 VRN 6.069% 9/25/47	391,574	49,072
Countrywide Home Loans, Series 2007-HY4, Class 3A2 VRN 6.398% 11/25/37	91,177	11,751
Countrywide Home Loans, Series 2005-HYB8, Class 4A1 5.519% 12/20/35	21,979	13,633
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-RS1, Class A2 FRN (a) 0.785% 1/27/37	168,603	47,262
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A VRN 6.005% 10/25/36	191,327	111,815
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A3 FRN 0.375% 7/25/36	106,119	94,413
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF9, Class 2A2 FRN 0.395% 6/25/36	50,636	40,870
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFA, Class A3 FRN 0.405% 9/25/26	101,226	12,261
First Horizon Alternative Mortgage Securities, Series 2007-FA2, Class 1A1 5.500% 4/25/37	145,174	98,934
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1 FRN 6.118% 11/25/37	510,950	341,961
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1 3.861% 5/25/34	3,709	3,187
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A4 FRN 3.949% 3/25/35	48,699	40,261
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1 FRN 4.559% 9/25/35	467,269	399,422
GSR Mortgage Loan Trust, Series 2007-AR1, Class 4A1 VRN 5.797% 3/25/37	398,285	261,272
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 2A2 VRN 5.258% 1/25/36	60,174	13,474
JP Morgan Mortgage Trust, Series 2007-A1, Class 7A1 FRN 5.295% 7/25/35	595,538	496,455
JP Morgan Mortgage Trust, Series 2006-A2, Class 3A4 VRN 5.677% 4/25/36	286,429	58,728
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A2 VRN 5.791% 1/25/37	113,239	97,686
JP Morgan Mortgage Trust, Series 2007-A3, Class 3A3 VRN 6.003% 5/25/37	179,699	54,379
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1 4.712% 4/25/36	305,567	222,190
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 7/25/34	111,655	87,051
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class A2 VRN 4.482% 2/25/35	132,294	110,442
MLCC Mortgage Investors, Inc., Series 2006-3, Class 2A1 VRN 6.079% 10/25/36	544,311	485,346
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class AF3 VRN 5.680% 1/25/36	55,765	49,968
Residential Accredit Loans, Inc., Series 2005-QA4, Class A32 VRN 5.380% 4/25/35	16,595	5,429

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750% 1/25/33	$44,261	$38,955
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28 5.750% 4/25/37	197,827	87,190
Residential Accredit Loans, Inc., Series 2006-QS5, Class 2A2 6.000% 5/25/36	2,111	2,105
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/36	479,298	305,837
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/36	50,785	50,852
Residential Asset Securitization Trust, Series 2005-A14, Class A1 5.500% 12/25/35	390,000	225,196
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7 6.000% 6/25/35	633,331	467,824
Residential Asset Securitization Trust, Series 2006-A12, Class A1 6.250% 11/25/36	113,762	74,518
Residential Funding Mortgage, Series 2007-SA3, Class 2A2 VRN 5.763% 7/27/37	327,633	67,074
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A2 FRN 1.039% 9/19/32	70,797	14,958
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1 5.827% 2/25/37	935,806	650,185
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A FRN 1.535% 4/25/47	113,408	47,402
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR15, Class 1A FRN 2.180% 11/25/46	156,768	64,145
Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR12, Class 1A8 VRN 4.825% 10/25/35	382,707	310,195
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY3, Class 4A1 VRN 5.330% 3/25/37	1,263,506	915,150
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 4A1 VRN 5.394% 2/25/37	2,003,488	1,324,366
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY4, Class 4A1 VRN 5.501% 4/25/37	1,113,782	807,328
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A2 5.581% 12/25/36	154,126	28,442
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A1 VRN 5.581% 12/25/36	1,367,372	834,254
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 5A1 VRN 5.747% 2/25/37	1,184,023	666,228
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY7, Class 2A1 VRN 5.805% 7/25/37	322,208	180,909
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR10, Class 1A2 5.929% 9/25/36	405,777	319,574
Washington Mutual, Inc., Series 2003-AR9, Class 2A FRN 4.478% 9/25/33	191,766	166,809
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 4.439% 10/25/35	245,989	212,150
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2 FRN 4.537% 11/25/34	118,828	52,228
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1 FRN 4.544% 2/25/35	562,819	515,096
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A2 4.577% 7/25/36	92,738	21,524

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3 VRN 4.694% 4/25/36	$325,373	$221,510
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5 FRN 5.072% 3/25/36	164,177	125,051
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A1 VRN 5.241% 4/25/36	269,204	210,842
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A2 5.557% 7/25/36	338,680	76,995
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3 FRN 5.594% 7/25/36	167,995	118,077
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 FRN 5.594% 7/25/36	1,774,347	1,154,461
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A2 5.619% 7/25/36	238,769	52,743
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A1 FRN 5.619% 7/25/36	296,653	201,136
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A4 FRN 5.749% 9/25/36	1,260,000	700,854
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class IIA1 VRN 6.099% 9/25/36	663,481	506,609
		21,575,211
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,606,976)		34,241,096
SOVEREIGN DEBT OBLIGATIONS – 29.9%
Arab Republic of Egypt (a) 4.000% 7/18/12	1,325,000	198,945
Arab Republic of Egypt EGP (a) (d) 8.750% 7/18/12	1,480,000	264,095
Argentina Bonos 7.000% 9/12/13	905,000	563,363
Argentine Republic VRN 2.280% 12/15/35	1,120,000	43,680
Argentine Republic 7.000% 10/03/15	400,000	217,000
Banco Nacional de Desenvolvimento Economico e Social VRN (a) 6.369% 6/16/18	460,000	468,625
Bolivarian Republic Venezuela Bonds Reg. S (a) 9.000% 5/07/23	405,000	261,225
Brazil Notas do Tesouro Nacional Serie B BRL (d) 6.000% 5/15/45	345,000	320,882
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/14	4,300,000	2,157,985
Brazilian Government International Bond 5.875% 1/15/19	180,000	184,320
Bundesrepublik Deutschland EUR (d) 3.500% 7/04/19	1,170,000	1,698,890
Bundesrepublik Deutschland EUR (d) 4.750% 7/04/40	365,000	588,183
Colombia Government International Bond 7.375% 3/18/19	225,000	244,125
Colombia Government International Bond 7.375% 9/18/37	541,000	555,878
Denmark Government Bond DKK (d) 5.000% 11/15/13	1,070,000	224,801
France Government Bond OAT EUR (d) 4.000% 10/25/38	345,000	483,001
French Treasury Note EUR (d) 3.750% 1/12/13	835,000	1,256,803
French Treasury Note BTAN EUR (d) 1.500% 9/12/11	780,000	1,114,731
German Treasury Bill EUR (d) 0.000% 12/09/09	1,900,000	2,701,780
German Treasury Bill EUR (d) 0.000% 1/27/10	2,300,000	3,266,636
Hellenic Republic Government Bond EUR (d) 4.300% 3/20/12	390,000	582,450
Hellenic Republic Government Bond EUR (d) 4.600% 5/20/13	1,524,000	2,307,039
Hungary Government Bond HUF (d) 5.500% 2/12/14	41,700,000	197,262
Hungary Government Bond HUF (d) 6.000% 10/12/11	7,000,000	35,591
Hungary Government Bond HUF (d) 6.000% 10/24/12	177,000,000	882,874
Hungary Government Bond HUF (d) 6.500% 6/24/19	90,000,000	416,654
Hungary Government Bond HUF (d) 6.750% 4/12/10	25,000,000	132,332
Hungary Government Bond HUF (d) 6.750% 4/22/11	123,100,000	639,536
Hungary Government Bond HUF (d) 6.750% 2/12/13	40,000,000	203,096

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hungary Government Bond HUF (d) 6.750% 2/24/17	$16,800,000	$80,111
Hungary Government Bond HUF (d) 7.250% 6/12/12	71,000,000	368,922
Hungary Government Bond HUF (d) 7.500% 2/12/11	3,000,000	15,847
Hungary Government Bond HUF (d) 8.000% 2/12/15	160,000,000	832,044
Indonesia Government International Bond (a) 7.750% 1/17/38	110,000	106,700
Indonesia Government International Bond (a) 11.625% 3/04/19	155,000	208,475
Italy Buoni Poliennali Del Tesoro EUR (d) 3.750% 12/15/13	926,000	1,368,558
Italy Buoni Poliennali Del Tesoro EUR (d) 5.250% 8/01/11	495,000	757,072
Japan Government JPY (d) 1.500% 6/20/13	199,500,000	2,187,176
Japan Government JPY (d) 2.100% 3/20/25	37,000,000	401,990
Japan Government Ten Year Bond JPY (d) 1.700% 9/20/16	149,000,000	1,651,798
Japan Government Ten Year Bond JPY (d) 2.000% 3/20/16	53,000,000	598,876
Japan Government Twenty Year Bond JPY (d) 1.000% 3/20/23	89,000,000	849,372
Japan Government Twenty Year Bond JPY (d) 2.000% 12/20/24	66,000,000	699,400
Japan Government Two Year Bond JPY (d) 0.900% 6/15/10	138,000,000	1,468,487
Kingdom of Belgium EUR (d) 5.000% 3/28/35	160,000	252,018
Kingdom of the Netherlands EUR (d) 5.000% 7/15/11	245,000	374,153
Mexican Bonos MXN (d) 7.750% 12/14/17	22,700,000	1,698,416
Mexican Bonos MXN (d) 8.000% 12/17/15	6,800,000	528,042
Mexican Bonos MXN (d) 9.500% 12/18/14	6,100,000	509,228
Mexico Government International Bond 6.050% 1/11/40	46,000	43,125
Mexico Government International Bond 6.375% 1/16/13	155,000	168,563
Norway Government Bond NOK (d) 6.500% 5/15/13	725,000	133,124
Panama Government International Bond 8.875% 9/30/27	140,000	171,500
Peruvian Government International Bond 7.350% 7/21/25	200,000	216,300
Poland Government PLN (d) 5.250% 4/25/13	800,000	274,560
Poland Government Bond PLN (d) 4.250% 5/24/11	1,785,000	607,619
Portugal Obrigacoes do Tesouro OT EUR (d) 5.000% 6/15/12	185,000	285,968
Province of Ontario Canada CAD (d) 4.200% 3/08/18	330,000	308,984
Province of Quebec Canada CAD (d) 4.500% 12/01/18	330,000	312,208
Republic of Brazil 6.000% 1/17/17	775,000	804,837
Republic of Brazil 8.000% 1/15/18	779,167	880,458
Republic of Brazil 8.750% 2/04/25	170,000	211,225
Republic of Brazil 8.875% 10/14/19	250,000	307,500
Republic of Brazil BRL (d) 10.000% 1/01/12	2,984,000	1,573,875
Republic of Brazil BRL (d) 10.000% 1/01/17	7,259,000	3,430,972
Republic of Colombia COP (d) 9.850% 6/28/27	141,000,000	71,187
Republic of Colombia COP (d) 11.750% 3/01/10	111,000,000	56,029
Republic of Colombia COP (d) 12.000% 10/22/15	2,016,000,000	1,150,124
Republic of Germany EUR (d) 3.750% 7/04/13	635,000	958,129
Republic of Ghana (a) 8.500% 10/04/17	200,000	189,500
Republic of Indonesia (a) 6.750% 3/10/14	80,000	83,200
Republic of Indonesia (a) 6.875% 1/17/18	928,000	941,920
Republic of Indonesia (a) 7.250% 4/20/15	546,000	577,395
Republic of Indonesia (a) 8.500% 10/12/35	440,000	477,400
Republic of Panama 6.700% 1/26/36	280,000	282,100
Republic of Panama 7.250% 3/15/15	485,000	528,650
Republic of Panama 9.375% 4/01/29	500,000	630,000
Republic of Peru 7.125% 3/30/19	130,000	140,920
Republic of Peru PEN (d) 7.840% 8/12/20	2,575,000	981,371
Republic of Peru PEN (d) 8.600% 8/12/17	3,409,000	1,380,197
Republic of Peru PEN (d) 9.910% 5/05/15	2,618,000	1,100,104
Republic of Peru PEN (d) 12.250% 8/10/11	550,000	220,037
Republic of Poland PLN (d) 5.750% 9/23/22	445,000	146,987
Republic of the Philippines 7.750% 1/14/31	340,000	361,250
Republic of Turkey 6.750% 4/03/18	120,000	121,650
Republic of Turkey 7.000% 3/11/19	130,000	133,088
Republic of Turkey 7.500% 7/14/17	100,000	105,875
Republic of Turkey 7.500% 11/07/19	325,000	341,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Turkey TRY (d) 16.000% 3/07/12	$5,875,000	$4,425,003
Republic of Uruguay 7.625% 3/21/36	380,000	384,750
Republic of Uruguay 8.000% 11/18/22	905,000	972,875
Spain Government Bond EUR (d) 4.250% 1/31/14	190,000	290,190
State of Israel ILS (d) 5.500% 2/28/17	2,700,000	751,660
State of Israel ILS (d) 7.500% 3/31/14	3,255,000	984,700
Sweden Government Bond SEK (d) 4.500% 8/12/15	2,090,000	313,917
Turkey Government Bond TRY (d) 0.000% 1/13/10	2,710,000	1,771,623
Turkey Government Bond TRY (d) 0.000% 6/23/10	750,000	469,590
Turkey Government Bond TRY (d) 0.000% 2/02/11	2,930,000	1,711,754
Turkey Government Bond TRY (d) 0.000% 5/11/11	2,500,000	1,417,940
Turkey Government Bond TRY (d) 10.000% 2/15/12	585,000	420,156
Turkey Government Bond TRY (d) 12.000% 8/14/13	560,000	437,191
Turkey Government Bond TRY (d) 14.000% 1/19/11	1,760,000	1,252,703
Turkey Government International Bond 7.000% 9/26/16	955,000	997,975
Turkey Government International Bond 7.250% 3/15/15	755,000	806,415
United Kingdom Gilt GBP (d) 4.500% 3/07/19	350,000	617,219
United Kingdom Gilt GBP (d) 4.750% 12/07/38	480,000	832,674
United Kingdom Treasury Bill GBP (d) 11/23/09	395,000	659,260
United Mexican States 5.625% 1/15/17	160,000	163,200
United Mexican States 5.875% 2/17/14	190,000	199,975
United Mexican States MXN (d) 8.000% 12/19/13	40,480,000	3,191,714
United Mexican States MXN (d) 10.000% 12/05/24	17,600,000	1,517,618
Uruguay Government International Bond UYU (d) 4.250% 4/05/27	7,600,000	270,208
Uruguay Government International Bond UYU (d) 5.000% 9/14/18	7,520,000	361,599
Venezuela Government International Bond (a) 6.000% 12/09/20	110,000	57,365
Venezuela Government International Bond 7.650% 4/21/25	760,000	437,000
Venezuela Government International Bond 8.500% 10/08/14	580,000	429,200
Venezuela Government International Bond 10.750% 9/19/13	275,000	233,750
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $81,856,187)		84,256,872
STRUCTURED OBLIGATIONS – 2.8%
Citigroup Funding, Inc. 0.000% 10/25/18	112,500	161,935
Citigroup Funding, Inc. 7.000% 2/26/15	83,592	83,168
Citigroup Funding, Inc. 7.000% 2/26/15	129,740	128,712
Citigroup Funding, Inc. 7.000% 2/26/15	229,759	220,178
Citigroup Funding, Inc. 7.726% 1/03/17	351,446	304,412
Citigroup Funding, Inc. 10.108% 4/02/10	534,233	289,538
Citigroup Funding, Inc. 12.000% 2/22/11	69,971	61,703
Citigroup Funding, Inc. Dominican Republic CLN 14.241% 3/12/12	238,031	203,890
Coriolanus Ltd. BRL (d) 0.000% 12/31/17	2,640,000	642,927
Credit & Repackaged Securities Ltd. 0.000% 3/29/17	3,500,000	824,600
Credit Suisse First Boston International for CJSC The EXIM of Ukraine 8.400% 2/09/16	480,000	307,200
Credit Suisse First Boston, Ukraine CLN UAH (d) 11.940% 12/30/09	2,650,000	235,545
Deutsche Bank Reforma (Acquired 12/27/07, Cost $158,262) MXN (d) (f) 2.000% 10/03/15	1,720,000	130,293
Deutsche Bank Reforma (Acquired 5/21/08, Cost $15,833) MXN (d) (f) 11.250% 5/20/15	164,125	12,433
Deutsche Bank Reforma (Acquired 6/12/08, Cost $27,637) MXN (d) (f) 11.250% 5/20/15	287,142	21,752
Deutsche Bank Reforma (Acquired 6/12/08, Cost $33,110) MXN (d) (f) 11.250% 7/31/14	344,000	26,059
Deutsche Bank Reforma (Acquired 6/18/08, Cost $420,534) MXN (d) (f) 11.250% 5/20/15	4,329,397	327,960
Deutsche Bank Reforma (Acquired 7/08/08, Cost $30,518) MXN (d) (f) 11.250% 5/20/15	315,521	23,901
Deutsche Bank Reforma (Acquired 7/15/08, Cost $22,202) MXN (d) (f) 11.250% 7/22/15	229,232	17,365

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Opic Reforma 1 CLN (Acquired 7/08/08, Cost $2,665) MXN (d) (f) 10.500% 5/20/15	$26,961	$2,042
Deutsche Opic Reforma 1 CLN (Acquired 8/08/08, Cost $14,457) MXN (d) (f) 11.250% 5/20/15	146,399	11,090
Deutsche Opic Reforma 1 CLN (Acquired 8/12/08, Cost $56,386) MXN (d) (f) 2.000% 7/31/14	573,333	43,431
Eirles Two Ltd. FRN 3.225% 4/30/12	800,000	525,760
JP Morgan Chase Bank NA Republic of Colombia CLN 0.000% 10/31/16	718,896	425,804
JP Morgan Chase Bank NA Republic of Colombia CLN 0.000% 10/31/16	718,976	424,043
JP Morgan Chase Bank NA Republic of Indonesia IDR (a) (d) 12.800% 6/17/21	2,650,000,000	307,347
JP Morgan Securities Ltd., Republic of Brazil CLN 5.000% 5/15/45	290,000	270,457
MicroAccess Trust (c) 10.750% 5/15/12	1,033,333	1,033,230
Morgan Stanley PEN (d) 6.250% 3/23/17	716,000	180,289
Morgan Stanley Ukraine CLN 6.176% 10/15/17	1,000,000	410,000
Republic of Ukraine CLN UAH (d) 11.940% 12/30/09	585,000	51,998
Republic of Ukraine CLN UAH (d) 11.940% 12/30/09	1,180,000	104,884
UBS AG, Ghana Government CLN 10.285% 12/28/11	170,755	69,745
TOTAL STRUCTURED OBLIGATIONS (Cost $9,880,874)		7,883,691
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 10.5%
Collateralized Mortgage Obligations – 3.4%
Federal Home Loan Mortgage Corp.
Series 2122, Class F 0.738% 2/15/29	151,555	151,594
Series 2551, Class LF 0.773% 1/15/33	242,261	242,718
Series 2401, Class FA 0.923% 7/15/29	266,140	268,243
Series 2344, Class FP 1.223% 8/15/31	82,547	83,699
Series 2412, Class GF 1.223% 2/15/32	170,768	172,722
Series 2464, Class FI 1.273% 2/15/32	48,074	48,668
Series 2470, Class LF 1.273% 2/15/32	47,810	48,400
Series 2517, Class GF 1.273% 2/15/32	54,420	55,092
Series 2451, Class FD 1.273% 3/15/32	60,952	61,700
Series 2471, Class FD 1.273% 3/15/32	87,928	88,927
Series 2641, Class CE 3.500% 9/15/25	25,711	25,641
Series 2676, Class KY 5.000% 9/15/23	119,000	122,209
Series 2934, Class NA 5.000% 4/15/24	39,196	39,237
Series 2750, Class XG 5.000% 2/15/34	740,000	757,454
Series 2857, Class MG 5.000% 9/15/34	175,000	179,034
Series 2890, Class PE 5.000% 11/15/34	750,000	770,793
Series 2947, Class HE 5.000% 3/15/35	140,000	143,439
Series 3035, Class DM 5.500% 11/15/25	176,020	178,734
Series 3000, Class SE 5.862% 7/15/25	280,942	23,538
Series 3110, Class SL 5.862% 2/15/26	309,750	25,356
Series 3004, Class SB 5.862% 7/15/35	383,858	36,169
Series 2453, Class BD 6.000% 5/15/17	89,276	95,501
Series 2435, Class EQ 6.000% 5/15/31	75,687	76,672
Series 216, Class IO 6.000% 12/15/32	84,317	10,956
Series 216, Class IO 6.000% 3/01/33	159,265	29,962
Series 2920, Class S 6.412% 1/15/35	217,273	19,621
Series 2042, Class N 6.500% 3/15/28	65,990	70,681
Series 2043, Class ZP 6.500% 4/15/28	98,928	102,977
Series 2279, Class PK 6.500% 1/15/31	83,074	88,174
Series 2326, Class ZP 6.500% 6/15/31	37,482	39,615
Series 2368, Class PR 6.500% 10/15/31	129,021	136,704
Series 2427, Class ZM 6.500% 3/15/32	119,391	127,791
Series 2461, Class PZ 6.500% 6/15/32	238,806	252,356
Series 2802, Class AS 6.962% 4/15/33	146,429	11,469
Series 2035, Class PE 7.000% 3/15/28	94,530	17,924
Series 2049, Class PL 7.000% 4/15/28	579,292	111,543
Series 2819, Class S 7.312% 6/15/34	379,063	39,073
Series 1360, Class PZ 7.500% 9/15/22	191,924	207,839
Series 2177, Class SB 8.662% 8/15/29	493,456	88,268
Series 3094, Class HS 23.327% 6/15/34	69,272	87,897
Series 3025, Class SJ 23.694% 8/15/35	18,655	23,663
Federal National Mortgage Association
Series 2001-T10, Class IO 0.450% 12/25/41	4,513,347	47,178
Series 2003-116, Class FA 0.685% 11/25/33	24,854	24,606
Series 2002-68, Class 20 0.773% 10/18/32	46,954	46,981
Series 2001-69, Class PF 1.285% 12/25/31	110,255	111,862
Series 2002-29, Class F 1.285% 4/25/32	52,058	52,699

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2002-64, Class FJ 1.285% 4/25/32	$16,385	$16,587
Series 2002-60, Class FH 1.285% 8/25/32	141,888	143,576
Series 2003-81, Class PU 4.000% 3/25/25	14,460	14,423
Series 2004-52, Class JR 4.500% 7/25/24	676	674
Series 2005-71, Class DB 4.500% 8/25/25	190,000	190,877
Series 2004-101, Class BG 5.000% 1/25/20	205,000	215,088
Series 2005-100, Class BQ 5.500% 11/25/20	110,000	113,759
Series 339, Class 7 5.500% 7/01/33	465,211	56,982
Series 2055-87, Class SE 5.765% 10/25/35	1,209,327	101,822
Series 2005-85, Class SA 5.865% 10/25/35	1,583,086	164,209
Series 2001-44, Class QC 6.000% 9/25/16	195,084	205,925
Series 2002-9, Class PC 6.000% 3/25/17	90,627	96,819
Series 2001-80, Class Z 6.000% 1/25/32	117,152	123,733
Series 331, Class 5 6.000% 12/01/32	230,007	40,799
Series 334, Class IO 6.000% 2/01/33	221,754	36,209
Series 362, Class 12 6.000% 8/01/35	74,823	10,154
Series 2006-43, Class SJ 6.305% 6/25/36	1,450,427	117,724
Series 2005-40, Class SA 6.415% 5/25/35	644,646	65,397
Series 2005-71, Class SA 6.465% 8/25/25	180,942	15,629
Series 2005-40, Class SB 6.465% 5/25/35	164,412	18,765
Series 1999-54, Class LH 6.500% 11/25/29	124,506	131,959
Series 2001-51, Class OD 6.500% 10/25/31	118,238	125,325
Series 319, Class IO 6.500% 2/01/32	803,770	158,744
Series 321, Class IO 6.500% 3/01/32	202,733	37,870
Series 324, Class IO 6.500% 7/01/32	83,788	16,961
Series 2006-90, Class SX 6.945% 9/25/36	394,558	54,972
Series 2003-13, Class IO 7.000% 3/25/33	124,620	23,433
Series 2004-W9, Class 2A2 7.000% 2/25/44	55,549	60,722
Series 254, Class 2 7.500% 1/01/24	273,155	55,826
Series 2002-89, Class S 7.915% 1/25/33	98,133	13,602
Series 2003-4, Class S 7.965% 2/25/33	72,893	9,147
Series 2003-33, Class SP 7.965% 5/25/33	145,014	19,106
Series 2006-46, Class SW 23.154% 6/25/36	121,564	153,272
Series 2006-11, Class PS 23.522% 3/25/36	92,409	119,591
Federal National Mortgage Association Interest Strip
Series 338, Class 2 5.500% 7/01/33	278,366	43,799
Series 351, Class 8 5.500% 4/01/34	122,434	15,101
Series 351, Class 10 5.500% 4/01/34	82,783	10,303
Series 356, Class 12 5.500% 2/01/35	55,675	7,004
Series 356, Class 10 5.500% 6/01/35	106,872	13,373
Series 328, Class 2 6.000% 11/01/32	520,253	101,937
Federal National Mortgage Association Principal Strip
Series 322, Class 1 0.000% 3/01/32	490,790	418,667
Series 324, Class 1 0.000% 7/01/32	37,349	32,505
Government National Mortgage Association
Series 2006-47, Class SA 6.513% 8/16/36	167,283	18,596
Series 2000-12, Class ZA 8.000% 2/16/30	718,352	810,123
		9,646,468
Pass-Through Securities – 7.1%
Federal Home Loan Mortgage Corp.
Pool #A12885 5.000% 8/01/33	374,435	384,907
Pool #G02968 5.000% 12/01/34	55,994	57,508
Pool #C90852 6.000% 7/01/24	131,141	138,307
Pool #G0513 6.000% 3/01/33	80,858	85,555
Pool #G11451 6.500% 4/01/18	32,576	34,904
Pool #C90524 6.500% 2/01/22	49,543	53,261
Pool #C90586 6.500% 9/01/22	50,151	53,906
Pool #C00835 6.500% 7/01/29	113,559	122,489
Pool #G01444 6.500% 8/01/32	105,588	113,693
Pool #G08066 6.500% 6/01/35	416,744	446,388
Pool #G04373 7.000% 1/12/23	43,395	47,485
Pool #A24158 7.000% 10/01/31	52,220	57,199
Pool #C63838 7.500% 2/01/32	25,673	28,102
Pool #C56142 8.500% 8/01/31	13,839	15,480
Federal National Mortgage Association
2.500% 5/15/14	1,015,000	1,004,812
Pool #9338 4.500% 12/01/19	1,127,000	1,156,496
Pool #21695 5.000% 1/01/34	1,948,000	1,993,504
Pool #888856 5.299% 10/01/36	1,208,346	1,265,762
Pool #912410 5.500% 2/01/22	222,940	235,193
Pool #254342 6.000% 6/01/17	152,160	162,989

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #735067 6.000% 1/01/19	$189,731	$203,234
Pool #946923 6.000% 10/01/37	233,556	245,334
Pool #555816 6.500% 4/01/18	176,436	189,254
Pool #725922 6.500% 12/01/29	393,513	425,809
Pool #889752 6.500% 7/01/38	358,711	387,982
Pool #735507 7.000% 4/01/20	69,169	73,557
Pool #888139 7.000% 1/01/30	66,119	72,672
Pool #888138 7.000% 12/01/32	344,612	378,279
Pool #745409 7.000% 4/01/33	171,893	188,955
Pool #745379 7.000% 2/01/36 (g)	397,432	436,570
Pool #313363 7.500% 2/01/27	24,591	26,906
Pool #745641 7.500% 9/01/32	81,799	89,475
Pool #745260 7.500% 1/01/33	193,308	212,309
Pool #555866 7.500% 3/01/33	308,797	339,109
Federal National Mortgage Association TBA
Pool #3411 4.500% 2/01/37 (h)	540,000	542,953
Pool #14836 5.500% 11/01/19 (h)	350,000	366,707
Pool #44117 5.500% 4/01/34 (h)	3,759,000	3,894,089
Pool #15716 6.000% 5/01/18 (h)	943,000	1,000,169
Pool #54407 6.000% 12/01/35 (h)	1,647,000	1,726,133
Government National Mortgage Association
Pool #3534 4.500% 11/01/38	975,000	982,008
Pool #780181 13.000% 10/15/15	43,445	48,775
Pool #780180 13.500% 6/15/15	59,877	67,137
New South Wales Treasury Corp.
AUD 5.500% 8/01/14 (d)	125,000	102,815
AUD 6.000% 5/01/12 (d)	85,000	72,527
Resolution Funding Corp. Principal Strip 0.000%1/15/21	645,000	376,406
		19,907,104
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,331,768)		29,553,572
TOTAL BONDS & NOTES (Cost $274,618,376)		258,807,733
	Number of Shares
MUTUAL FUNDS – 9.1%
Diversified Financial – 9.1%
Oppenheimer Institutional Money Market Fund Class E (i)	2,877,486	2,877,486
Oppenheimer Master Loan Fund LLC (b) (i)	239,753,895	22,803,691
TOTAL MUTUAL FUNDS (Cost $26,067,486)		25,681,177
PURCHASED OPTIONS – 0.0%
Banks – 0.0%
JP Morgan EUR Put, Expires 8/18/09, Strike 270.00	1,140,000	28,665
TOTAL PURCHASED OPTIONS (Cost $27,304)		28,665
TOTAL LONG-TERM INVESTMENTS (Cost $302,532,668)		285,016,152
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
U.S. Treasury Bills – 0.7%
U.S. Treasury Bill (g) 0.000% 8/06/09	$1,900,000	1,899,960
TOTAL SHORT-TERM INVESTMENTS (Cost $1,899,960)		1,899,960
TOTAL INVESTMENTS – 102.0% (Cost $304,432,628) (j)		286,916,112
Other Assets/ (Liabilities) – (2.0)%		(5,454,558)
NET ASSETS – 100.0%		$281,461,554

Notes to Portfolio of Investments
ABS	Asset Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CBO	Collateralized Bond Obligation
CLN	Credit Linked Note
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MBS	Mortgage Backed Security
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
STEP	Step Up Bond
TBA	To Be Announced
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $42,676,781 or 15.10% of net assets.
(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Security is currently in default.
(f)	Restricted security. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	A portion of this security is purchased on a when-issued or delayed delivery basis. (Note 2).
(i)	Affiliated issuer. (Note 4).
(j)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 93.7%
CORPORATE DEBT – 93.7%
Advertising – 0.3%
Interpublic Group Cos. (a) 10.000% 7/15/17	$450,000	$470,250
Aerospace & Defense – 5.1%
Alliant Techsystems, Inc. 6.750% 4/01/16	1,305,000	1,239,750
BE Aerospace, Inc. 8.500% 7/01/18	1,350,000	1,343,250
L-3 Communications Corp. 6.125% 7/15/13	2,830,000	2,759,250
TransDigm, Inc. 7.750% 7/15/14	1,370,000	1,346,025
Vought Aircraft Industries, Inc. 8.000% 7/15/11	1,805,000	1,705,725
		8,394,000
Apparel – 0.8%
Levi Strauss & Co. 9.750% 1/15/15	1,355,000	1,375,325
Auto Manufacturers – 1.3%
Ford Motor Co. 7.450% 7/16/31	2,865,000	2,148,750
Automotive & Parts – 1.9%
The Goodyear Tire & Rubber Co. 9.000% 7/01/15	210,000	213,150
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	1,480,000	1,587,300
Titan International, Inc. 8.000% 1/15/12	1,440,000	1,324,800
		3,125,250
Building Materials – 2.0%
Interline Brands, Inc. 8.125% 6/15/14	1,685,000	1,680,787
Masco Corp. 6.125% 10/03/16	1,485,000	1,326,692
Owens Corning, Inc. 9.000% 6/15/19	275,000	284,920
		3,292,399
Coal – 3.1%
Arch Western Finance LLC 6.750% 7/01/13	1,495,000	1,450,150
Massey Energy Co. 6.875% 12/15/13	1,000,000	965,000
Peabody Energy Corp. 6.875% 3/15/13	2,665,000	2,691,650
		5,106,800
Commercial Services – 5.1%
Cenveo Corp. (a) 10.500% 8/15/16	1,730,000	1,435,900
Corrections Corp. of America 7.750% 6/01/17	1,350,000	1,353,375
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	545,000	474,150
Iron Mountain, Inc. 8.750% 7/15/18	1,705,000	1,730,575
Service Corp. International/US 7.000% 6/15/17	1,555,000	1,446,150
United Rentals North America, Inc. 7.750% 11/15/13	1,595,000	1,403,600
United Rentals North America, Inc. (a) 10.875% 6/15/16	600,000	600,000
		8,443,750
Diversified Financial – 3.6%
CIT Group, Inc. 7.625% 11/30/12	965,000	526,367
Ford Motor Credit Co. LLC 7.500% 8/01/12	1,130,000	1,042,944
Ford Motor Credit Co. LLC 8.000% 6/01/14	2,270,000	2,096,676
GMAC LLC (a) 8.000% 11/01/31	3,050,000	2,333,250
		5,999,237
Electric – 6.8%
The AES Corp. 8.000% 10/15/17	2,630,000	2,577,400
Edison Mission Energy 7.750% 6/15/16	2,630,000	2,209,200
Intergen NV (a) 9.000% 6/30/17	1,680,000	1,654,800
NRG Energy, Inc. 7.375% 2/01/16	1,285,000	1,243,237
NRG Energy, Inc. 8.500% 6/15/19	950,000	934,563
Texas Competitive Electric Holdings Co. LLC, Series B 10.250% 11/01/15	3,325,000	2,610,125
		11,229,325
Electrical Components & Equipment – 0.3%
Anixter, Inc. 10.000% 3/15/14	400,000	414,000
Entertainment – 3.4%
AMC Entertainment, Inc. 8.750% 6/01/19	1,525,000	1,502,125
OED Corp./Diamond Jo LLC 8.750% 4/15/12	690,000	710,700
Seneca Gaming Corp. 7.250% 5/01/12	1,585,000	1,466,125
Speedway Motorsports, Inc. (a) 8.750% 6/01/16	350,000	357,875
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	1,835,000	1,614,800
		5,651,625
Environmental Controls – 0.8%
Waste Services, Inc. 9.500% 4/15/14	1,399,000	1,374,518
Foods – 2.2%
Great Atlantic & Pacific Tea Co. 11.375% 8/01/15	375,000	377,344
SUPERVALU, Inc. 7.500% 11/15/14	915,000	885,262
SUPERVALU, Inc. 8.000% 5/01/16	500,000	496,250
Tyson Foods, Inc. (a) 10.500% 3/01/14	1,715,000	1,903,650
		3,662,506
Forest Products & Paper – 2.1%
Georgia-Pacific LLC (a) 8.250% 5/01/16	1,640,000	1,697,400
Georgia-Pacific LLC 8.875% 5/15/31	530,000	503,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newark Group, Inc. 9.750% 3/15/14	$2,085,000	$52,125
Rock-Tenn Co. 9.250% 3/15/16	1,230,000	1,294,575
		3,547,600
Health Care — Products – 0.8%
Inverness Medical Innovations, Inc. 9.000% 5/15/16	1,400,000	1,400,000
Health Care — Services – 5.0%
Community Health Systems, Inc. 8.875% 7/15/15	2,220,000	2,286,600
DaVita, Inc. 6.625% 3/15/13	1,325,000	1,301,813
HCA, Inc. 6.500% 2/15/16	1,300,000	1,153,750
HCA, Inc. 9.250% 11/15/16	1,675,000	1,746,187
HCA, Inc. (a) 9.875% 2/15/17	150,000	157,875
Tenet Healthcare Corp. (a) 10.000% 5/01/18	1,420,000	1,569,100
		8,215,325
Holding Company — Diversified – 0.8%
Kansas City Southern Railway 8.000% 6/01/15	1,420,000	1,377,400
Iron & Steel – 0.5%
Tube City IMS Corp. 9.750% 2/01/15	1,435,000	896,875
Lodging – 3.1%
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (a) 11.250% 6/01/17	1,600,000	1,620,000
MGM Mirage 5.875% 2/27/14	4,460,000	3,211,200
MGM Mirage 7.625% 1/15/17	265,000	193,450
MGM Mirage (a) 11.125% 11/15/17	150,000	165,000
		5,189,650
Machinery — Diversified – 0.5%
Stewart & Stevenson LLC 10.000% 7/15/14	1,045,000	909,150
Manufacturing – 2.6%
Bombardier, Inc. (a) 8.000% 11/15/14	1,615,000	1,558,475
Polypore, Inc. 8.750% 5/15/12	1,490,000	1,385,700
SPX Corp. 7.625% 12/15/14	1,375,000	1,368,125
		4,312,300
Media – 5.9%
DirecTV Holdings LLC 8.375% 3/15/13	2,510,000	2,563,337
Echostar DBS Corp. 6.625% 10/01/14	1,270,000	1,219,200
Echostar DBS Corp. 7.750% 5/31/15	1,575,000	1,578,938
Mediacom Broadband LLC 8.500% 10/15/15	2,595,000	2,465,250
Videotron Ltd. 9.125% 4/15/18	1,300,000	1,348,750
Videotron Ltee (a) 9.125% 4/15/18	540,000	560,250
		9,735,725
Mining – 1.5%
Teck Resources Ltd. (a) 10.250% 5/15/16	2,195,000	2,485,838
Oil & Gas – 6.5%
Chesapeake Energy Corp. 7.500% 6/15/14	1,885,000	1,861,438
Denbury Resources, Inc. 9.750% 3/01/16	1,925,000	2,054,937
Mariner Energy, Inc. 11.750% 6/30/16	1,500,000	1,567,500
Newfield Exploration Co. 6.625% 9/01/14	2,320,000	2,238,800
Petrohawk Energy Corp. 9.125% 7/15/13	1,100,000	1,141,250
Quicksilver Resources, Inc. 7.125% 4/01/16	1,875,000	1,575,000
Quicksilver Resources, Inc. 8.250% 8/01/15	290,000	278,400
		10,717,325
Packaging & Containers – 4.6%
Berry Plastics Corp. FRN 5.259% 2/15/15	1,140,000	1,026,000
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	1,795,000	1,830,900
Crown Americas LLC/Crown Americas Capital Corp. II (a) 7.625% 5/15/17	430,000	437,525
Graham Packaging Co., Inc. 8.500% 10/15/12	510,000	506,175
Greif, Inc. (a) 7.750% 8/01/19	125,000	124,063
Owens-Brockway Glass Container, Inc. 8.250% 5/15/13	1,630,000	1,666,675
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	2,370,000	746,550
Plastipak Holdings, Inc. (a) 10.625% 8/15/19	255,000	260,100
Pregis Corp. 12.375% 10/15/13	765,000	619,650
Silgan Holdings, Inc. 7.250% 8/15/16	200,000	200,000
Solo Cup Co. (a) 10.500% 11/01/13	275,000	289,437
		7,707,075
Pipelines – 4.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	610,000	500,200
Dynegy Holdings, Inc. 8.375% 5/01/16	1,765,000	1,535,550
El Paso Corp. 7.375% 12/15/12	2,030,000	2,077,782
El Paso Corp. 12.000% 12/12/13	215,000	244,025
Kinder Morgan Finance Co. 5.700% 1/05/16	1,990,000	1,795,975
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	345,000	303,600

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B 6.875% 11/01/14	$1,065,000	$947,850
		7,404,982
Retail – 1.5%
Dave & Buster's, Inc. 11.250% 3/15/14	785,000	730,050
Rite Aid Corp. 9.375% 12/15/15	2,250,000	1,710,000
		2,440,050
Savings & Loans – 1.6%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	2,180,000	1,090,000
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	1,510,000	1,510,000
		2,600,000
Software – 1.3%
First Data Corp. 9.875% 9/24/15	2,490,000	2,100,938
Telecommunications – 12.4%
Cincinnati Bell, Inc. 8.375% 1/15/14	2,315,000	2,291,850
Citizens Communications Co. 6.250% 1/15/13	640,000	616,000
Intelsat Bermuda Ltd. 9.250% 6/15/16	2,085,000	2,064,150
Qwest Communications International, Inc. Series B 7.500% 2/15/14	4,000,000	3,910,000
SBA Telecommunications, Inc. (a) 8.000% 8/15/16	190,000	191,900
Sprint Capital Corp. 8.375% 3/15/12	3,630,000	3,675,375
Time Warner Telecom Holdings, Inc. 9.250% 2/15/14	2,505,000	2,586,412
Virgin Media Finance PLC 9.125% 8/15/16	2,885,000	2,913,850
Windstream Corp. 8.625% 8/01/16	2,353,000	2,388,295
		20,637,832
Transportation – 1.8%
Bristow Group, Inc. 7.500% 9/15/17	1,575,000	1,472,625
RailAmerica, Inc. (a) 9.250% 7/01/17	1,500,000	1,545,000
		3,017,625
TOTAL CORPORATE DEBT (Cost $160,653,711)		155,383,425
TOTAL BONDS & NOTES (Cost $160,653,711)		155,383,425
TOTAL LONG-TERM INVESTMENTS (Cost $160,653,711)		155,383,425
SHORT-TERM INVESTMENTS – 6.5%
Commercial Paper – 6.5%
Altria Group, Inc. 0.350% 8/25/09	950,000	949,778
Devon Energy Corp. 0.360% 8/21/09	2,600,000	2,599,480
Lincoln National Corp. 0.650% 8/28/09	1,050,000	1,049,488
Oneok, Inc. 0.500% 8/07/09	1,325,000	1,324,890
Reed Elsevier, Inc. 0.400% 8/04/09	3,825,000	3,824,872
XTO Energy, Inc. 0.450% 8/11/09	1,050,000	1,049,869
TOTAL SHORT-TERM INVESTMENTS (Cost $10,798,377)		10,798,377
TOTAL INVESTMENTS – 100.2% (Cost $171,452,088) (b)		166,181,802
Other Assets/ (Liabilities) – (0.2)%		(342,806)
NET ASSETS – 100.0%		$165,838,996

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $23,779,038 or 14.34% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 98.7%
CORPORATE DEBT – 20.8%
Banks – 10.8%
Depfa ACS Bank JPY (a) 1.650% 12/20/16	$40,000,000	$306,688
Eksportfinans A/S EUR (a) 4.750% 6/11/13	525,000	782,212
KFW JPY (a) 2.050% 2/16/26	82,000,000	843,721
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	100,000,000	1,047,838
		2,980,459
Multi-National – 6.5%
European Investment Bank AUD (a) 6.000% 8/14/13	600,000	503,203
International Bank for Reconstruction & Development Class E GBP (a) 5.400% 6/07/21	255,000	461,841
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	829,665
		1,794,709
Savings & Loans – 3.5%
LCR Finance PLC GBP (a) 4.750% 12/31/10	545,000	950,554
TOTAL CORPORATE DEBT (Cost $5,967,005)		5,725,722
SOVEREIGN DEBT OBLIGATIONS – 77.9%
Belgium Government EUR (a) 4.000% 3/28/13	800,000	1,210,188
Bundesrepublik Deutschland EUR (a) 4.250% 7/04/14	600,000	927,317
Canada Government CAD (a) (b) 4.550% 12/15/12	530,000	525,844
Canada Housing Trust CAD (a) (b) 3.600% 6/15/13	310,000	298,133
Finland Government EUR (a) 4.250% 9/15/12	200,000	304,634
French Republic EUR (a) 3.500% 7/12/11	200,000	297,227
French Republic EUR (a) 5.750% 10/25/32	705,000	1,243,909
Hellenic Republic EUR (a) 3.600% 7/20/16	830,000	1,180,797
Italian Republic EUR (a) 2.750% 6/15/10	830,000	1,204,603
Japan Government JPY (a) 1.700% 12/20/16	68,000,000	753,131
Japan Government JPY (a) 2.300% 3/19/26	110,000,000	1,166,685
Kingdom of Spain EUR (a) 3.800% 1/31/17	900,000	1,319,405
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	800,000	1,225,081
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	700,000	558,964
Portugal Obrigacoes do Tesouro OT EUR (a) 3.350% 10/15/15	650,000	938,752
Republic of Austria EUR (a) 4.650% 1/15/18	890,000	1,365,317
Republic of Germany EUR (a) 4.750% 7/04/28	950,000	1,485,260
Republic of Ireland EUR (a) 4.600% 4/18/16	915,000	1,349,717
Republic of Poland PLN (a) 5.000% 10/24/13	2,500,000	848,803
United Kingdom GBP (a) 0.000% 9/07/16	670,000	878,707
United Kingdom Gilt GBP (a) 3.250% 12/07/11	350,000	603,403
United Kingdom Treasury GBP (a) 4.750% 3/07/20	600,000	1,079,296
United Mexican States MXN (a) 8.000% 12/19/13	9,220,000	726,966
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,786,373)		21,492,139
TOTAL BONDS & NOTES (Cost $26,753,378)		27,217,861
TOTAL LONG-TERM INVESTMENTS (Cost $26,753,378)		27,217,861
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (c)	214,117	214,117
TOTAL SHORT-TERM INVESTMENTS (Cost $214,117)		214,117
TOTAL INVESTMENTS – 99.5% (Cost $26,967,495) (d)		27,431,978
Other Assets/ (Liabilities) – 0.5%		141,714
NET ASSETS – 100.0%		$27,573,692

Notes to Portfolio of Investments
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $823,977 or 2.99% of net assets.
(c)	Maturity value of $214,117. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 11/01/17, and an aggregate market value, including accrued interest, of $219,160.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 60.2%
COMMON STOCK – 60.2%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	5,300	$27,613
Omnicom Group, Inc.	2,200	74,800
		102,413
Aerospace & Defense – 1.4%
The Boeing Co.	2,100	90,111
General Dynamics Corp.	3,600	199,404
Goodrich Corp.	1,100	56,496
L-3 Communications Holdings, Inc.	1,200	90,600
Lockheed Martin Corp.	3,200	239,232
Northrop Grumman Corp.	4,600	205,068
Raytheon Co.	5,800	272,310
Rockwell Collins, Inc.	1,400	59,080
United Technologies Corp.	8,300	452,101
		1,664,402
Agriculture – 1.3%
Altria Group, Inc.	12,800	224,384
Archer-Daniels-Midland Co.	10,600	319,272
Lorillard, Inc.	1,600	117,952
Philip Morris International, Inc.	16,800	782,880
Reynolds American, Inc.	1,800	78,318
		1,522,806
Airlines – 0.0%
Southwest Airlines Co.	1,900	14,915
Apparel – 0.1%
Nike, Inc. Class B	800	45,312
VF Corp.	800	51,752
		97,064
Auto Manufacturers – 0.2%
Ford Motor Co. (a)	19,200	153,600
Paccar, Inc.	1,700	58,905
		212,505
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	400	6,808
Johnson Controls, Inc.	4,700	121,636
		128,444
Banks – 3.2%
Bank of America Corp.	77,493	1,146,121
The Bank of New York Mellon Corp.	11,799	322,585
BB&T Corp.	6,200	141,856
Capital One Financial Corp.	3,342	102,599
Comerica, Inc.	2,200	52,448
Fifth Third Bancorp	4,700	44,650
First Horizon National Corp. (a)	4,931	63,215
KeyCorp	3,700	21,386
M&T Bank Corp.	700	40,824
Marshall & Ilsley Corp.	1,900	11,476
Northern Trust Corp.	1,100	65,791
PNC Financial Services Group, Inc.	3,778	138,502
Regions Financial Corp.	4,197	18,551
State Street Corp.	2,500	125,750
SunTrust Banks, Inc.	1,900	37,050
U.S. Bancorp	9,600	195,936
Wells Fargo & Co.	47,343	1,158,010
Zions Bancorp	900	12,222
		3,698,972
Beverages – 1.3%
Brown-Forman Corp. Class B	800	35,160
The Coca-Cola Co.	10,200	508,368
Coca-Cola Enterprises, Inc.	4,300	80,797
Constellation Brands, Inc. Class A (a)	1,400	19,124
Dr. Pepper Snapple Group, Inc. (a)	4,100	100,901
Molson Coors Brewing Co. Class B	1,000	45,210
PepsiCo, Inc.	9,900	561,825
The Pepsi Bottling Group, Inc.	4,200	142,590
		1,493,975
Biotechnology – 0.7%
Amgen, Inc. (a)	8,400	523,404
Biogen Idec, Inc. (a)	2,800	133,140
Celgene Corp. (a)	200	11,392
Genzyme Corp. (a)	500	25,945
Life Technologies Corp. (a)	1,034	47,078
Millipore Corp. (a)	600	41,760
		782,719
Building Materials – 0.0%
Masco Corp.	3,600	50,148
Chemicals – 0.7%
Air Products & Chemicals, Inc.	1,200	89,520
CF Industries Holdings, Inc.	300	23,682
The Dow Chemical Co.	9,200	194,764
Du Pont (E.I.) de Nemours & Co.	5,900	182,487
Eastman Chemical Co.	600	29,796
Ecolab, Inc.	200	8,302
International Flavors & Fragrances, Inc.	600	21,156
Monsanto Co.	200	16,800
PPG Industries, Inc.	1,400	77,000
Praxair, Inc.	700	54,726
The Sherwin-Williams Co.	1,300	75,075
Sigma-Aldrich Corp.	1,700	86,275
		859,583
Coal – 0.1%
CONSOL Energy, Inc.	300	10,659
Massey Energy Co.	700	18,620
Peabody Energy Corp.	1,500	49,665
		78,944
Commercial Services – 1.0%
Apollo Group, Inc. Class A (a)	1,900	131,176
Automatic Data Processing, Inc.	3,700	137,825
Convergys Corp. (a)	11,300	121,023
DeVry, Inc.	600	29,844
Donnelley (R.R.) & Sons Co.	1,700	23,630
Equifax, Inc.	1,100	28,655
H&R Block, Inc.	6,500	108,485
Iron Mountain, Inc. (a)	1,200	35,052
MasterCard, Inc. Class A	400	77,612
McKesson Corp.	3,500	179,025
Moody's Corp.	1,500	35,610
Paychex, Inc.	1,300	34,450
Quanta Services, Inc. (a)	200	4,662
Robert Half International, Inc.	1,200	29,748
Total System Services, Inc.	1,600	23,488
Western Union Co.	6,400	111,872
		1,112,157

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers – 4.2%
Affiliated Computer Services, Inc. Class A (a)	800	$37,928
Apple, Inc. (a)	8,500	1,388,815
Cognizant Technology Solutions Corp. Class A (a)	700	20,713
Computer Sciences Corp. (a)	2,900	139,693
Dell, Inc. (a)	9,800	131,124
EMC Corp. (a)	18,000	271,080
Hewlett-Packard Co.	19,400	840,020
International Business Machines Corp.	12,800	1,509,504
Lexmark International, Inc. Class A (a)	400	5,792
NetApp, Inc. (a)	3,900	87,594
SanDisk Corp. (a)	5,600	99,792
Sun Microsystems, Inc. (a)	4,600	42,182
Teradata Corp. (a)	5,700	140,049
Western Digital Corp. (a)	4,700	142,175
		4,856,461
Cosmetics & Personal Care – 1.1%
Avon Products, Inc.	300	9,714
Colgate-Palmolive Co.	2,800	202,832
The Estee Lauder Cos., Inc. Class A	500	18,220
The Procter & Gamble Co.	19,618	1,088,995
		1,319,761
Distribution & Wholesale – 0.1%
Fastenal Co.	400	14,228
Genuine Parts Co.	1,200	42,504
W.W. Grainger, Inc.	500	44,955
		101,687
Diversified Financial – 3.0%
American Express Co.	8,800	249,304
Ameriprise Financial, Inc.	1,940	53,932
The Charles Schwab Corp.	4,700	83,989
Citigroup, Inc.	53,300	168,961
CME Group, Inc.	500	139,415
Discover Financial Services	4,550	54,054
E*TRADE Financial Corp. (a)	4,400	6,600
Federated Investors, Inc. Class B	1,500	38,895
Franklin Resources, Inc.	600	53,208
The Goldman Sachs Group, Inc.	5,100	832,830
IntercontinentalExchange, Inc. (a)	500	47,030
Invesco Ltd.	2,100	41,475
JP Morgan Chase & Co.	31,795	1,228,877
Legg Mason, Inc.	1,000	28,140
Morgan Stanley	7,000	199,500
The NASDAQ OMX Group, Inc. (a)	1,400	29,582
NYSE Euronext	1,100	29,645
SLM Corp. (a)	11,600	103,124
T. Rowe Price Group, Inc.	1,300	60,723
		3,449,284
Electric – 2.0%
The AES Corp. (a)	3,700	47,323
Allegheny Energy, Inc.	1,100	27,731
Ameren Corp.	1,400	35,602
American Electric Power Co., Inc.	3,400	105,264
CenterPoint Energy, Inc.	1,500	18,075
CMS Energy Corp.	1,800	23,292
Consolidated Edison, Inc.	1,900	74,784
Constellation Energy Group, Inc.	2,100	60,270
Dominion Resources, Inc.	3,000	101,400
DTE Energy Co.	1,500	51,690
Duke Energy Corp.	8,864	137,215
Dynegy, Inc. Class A (a)	4,100	8,241
Edison International	2,900	93,728
Entergy Corp.	900	72,297
Exelon Corp.	5,300	269,558
FirstEnergy Corp.	2,300	94,760
FPL Group, Inc.	4,100	232,347
Integrys Energy Group, Inc.	700	23,646
Northeast Utilities	1,400	32,214
Pepco Holdings, Inc.	1,700	24,446
PG&E Corp.	2,900	117,073
Pinnacle West Capital Corp.	800	25,568
PPL Corp.	3,600	121,644
Progress Energy, Inc.	2,100	82,824
Public Service Enterprise Group, Inc.	5,400	175,230
SCANA Corp.	1,400	49,490
The Southern Co.	4,200	131,880
TECO Energy, Inc.	1,700	22,933
Wisconsin Energy Corp.	900	38,673
Xcel Energy, Inc.	3,500	69,790
		2,368,988
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	4,300	156,434
Molex, Inc.	1,900	33,744
		190,178
Electronics – 0.1%
Agilent Technologies, Inc. (a)	1,200	27,864
Amphenol Corp. Class A	1,100	36,685
FLIR Systems, Inc. (a)	400	8,596
Jabil Circuit, Inc.	1,800	16,488
PerkinElmer, Inc.	1,300	22,919
Waters Corp. (a)	300	15,075
		127,627
Engineering & Construction – 0.1%
Fluor Corp.	1,000	52,800
Jacobs Engineering Group, Inc. (a)	1,900	77,862
		130,662
Entertainment – 0.0%
International Game Technology	400	7,900
Environmental Controls – 0.3%
Republic Services, Inc.	5,940	158,004
Stericycle, Inc. (a)	300	15,360
Waste Management, Inc.	6,800	191,148
		364,512
Foods – 1.6%
Campbell Soup Co.	1,100	34,133
ConAgra Foods, Inc.	8,800	172,744
Dean Foods Co. (a)	5,600	118,664
General Mills, Inc.	3,000	176,730
H.J. Heinz Co.	800	30,768
The Hershey Co.	1,000	39,950
Hormel Foods Corp.	4,100	147,231
The J.M. Smucker Co.	1,900	95,057
Kellogg Co.	1,500	71,250
Kraft Foods, Inc. Class A	12,600	357,084
The Kroger Co.	6,100	130,418
McCormick & Co., Inc.	1,000	32,220
Safeway, Inc.	5,300	100,329
Sara Lee Corp.	5,000	53,200
SUPERVALU, Inc. (b)	1,500	22,245
Sysco Corp.	5,200	123,552
Tyson Foods, Inc. Class A	7,700	88,011

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whole Foods Market, Inc. (a)	800	$19,352
		1,812,938
Forest Products & Paper – 0.1%
International Paper Co.	3,200	60,192
MeadWestvaco Corp.	1,500	29,235
Plum Creek Timber Co., Inc.	1,400	43,792
Weyerhaeuser Co.	900	31,536
		164,755
Gas – 0.2%
Nicor, Inc.	400	14,576
NiSource, Inc.	2,300	29,647
Sempra Energy	3,200	167,776
		211,999
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	300	11,280
Snap-on, Inc.	400	14,252
The Stanley Works	1,400	56,210
		81,742
Health Care — Products – 1.7%
Baxter International, Inc.	2,300	129,651
Becton, Dickinson & Co.	1,400	91,210
Boston Scientific Corp. (a)	4,700	50,478
C.R. Bard, Inc.	800	58,856
Intuitive Surgical, Inc. (a)	100	22,732
Johnson & Johnson	19,800	1,205,622
Medtronic, Inc.	7,400	262,108
St. Jude Medical, Inc. (a)	1,200	45,252
Stryker Corp.	2,200	85,536
Varian Medical Systems, Inc. (a)	500	17,635
Zimmer Holdings, Inc. (a)	500	23,300
		1,992,380
Health Care — Services – 0.9%
Aetna, Inc.	2,800	75,516
CIGNA Corp.	2,200	62,480
Coventry Health Care, Inc. (a)	1,150	26,450
DaVita, Inc. (a)	600	29,820
Humana, Inc. (a)	1,700	55,845
Laboratory Corp. of America Holdings (a)	700	47,033
Quest Diagnostics, Inc.	1,200	65,544
Tenet Healthcare Corp. (a)	3,400	13,430
Thermo Fisher Scientific, Inc. (a)	2,800	126,784
UnitedHealth Group, Inc.	8,400	235,704
WellPoint, Inc. (a)	5,800	305,312
		1,043,918
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	900	22,050
Home Builders – 0.2%
Centex Corp. (a)	3,900	42,549
D.R. Horton, Inc.	6,000	69,540
KB Home	2,200	36,718
Lennar Corp. Class A	1,600	18,944
Pulte Homes, Inc.	2,600	29,562
		197,313
Home Furnishing – 0.0%
Harman International Industries, Inc.	500	12,340
Whirlpool Corp.	600	34,254
		46,594
Household Products – 0.3%
Avery Dennison Corp.	3,500	93,555
The Clorox Co.	1,100	67,111
Fortune Brands, Inc.	700	27,699
Kimberly-Clark Corp.	3,600	210,420
		398,785
Housewares – 0.0%
Newell Rubbermaid, Inc.	2,600	33,462
Insurance – 1.7%
AFLAC, Inc.	4,000	151,440
Allstate Corp.	5,200	139,932
American International Group, Inc.	10	131
Aon Corp.	1,900	74,955
Assurant, Inc.	400	10,208
Chubb Corp.	3,700	170,866
Cincinnati Financial Corp.	3,214	77,618
Genworth Financial, Inc. Class A	8,100	55,890
The Hartford Financial Services Group, Inc.	1,600	26,384
Lincoln National Corp.	2,206	46,745
Loews Corp.	2,800	84,056
Marsh & McLennan Cos., Inc.	2,700	55,134
MBIA, Inc. (a)	6,900	28,911
Metlife, Inc.	6,300	213,885
Principal Financial Group, Inc.	2,600	61,620
The Progressive Corp. (a)	4,200	65,436
Prudential Financial, Inc.	3,600	159,372
Torchmark Corp.	2,900	113,274
The Travelers Cos., Inc.	8,022	345,508
Unum Group	4,800	90,096
XL Capital Ltd. Class A	1,500	21,120
		1,992,581
Internet – 1.3%
Akamai Technologies, Inc. (a)	1,600	26,304
Amazon.com, Inc. (a)	2,400	205,824
eBay, Inc. (a)	7,000	148,750
Expedia, Inc. (a)	1,600	33,136
Google, Inc. Class A (a)	1,500	664,575
McAfee, Inc. (a)	1,500	66,870
Symantec Corp. (a)	6,000	89,580
VeriSign, Inc. (a)	800	16,352
Yahoo!, Inc. (a)	13,600	194,752
		1,446,143
Iron & Steel – 0.3%
AK Steel Holding Corp.	3,300	64,911
Allegheny Technologies, Inc.	2,600	70,408
Nucor Corp.	3,700	164,539
United States Steel Corp.	2,100	83,475
		383,333
Leisure Time – 0.0%
Carnival Corp.	800	22,392
Harley-Davidson, Inc.	800	18,080
		40,472
Lodging – 0.1%
Marriott International, Inc. Class A	1,505	32,418
Starwood Hotels & Resorts Worldwide, Inc.	700	16,527
Wyndham Worldwide Corp.	900	12,555
Wynn Resorts Ltd. (a)	500	25,585
		87,085
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	1,900	83,714
Machinery — Diversified – 0.2%
Cummins, Inc.	300	12,903
Deere & Co.	400	17,496
Eaton Corp.	1,300	67,496
Flowserve Corp.	500	40,385

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Manitowoc Co., Inc.	400	$2,472
Rockwell Automation, Inc.	1,100	45,551
		186,303
Manufacturing – 2.2%
3M Co.	5,400	380,808
Cooper Industries Ltd. Class A	2,700	88,965
Danaher Corp.	2,300	140,852
Dover Corp.	2,900	98,629
Eastman Kodak Co.	1,700	5,049
General Electric Co.	90,700	1,215,380
Honeywell International, Inc.	6,100	211,670
Illinois Tool Works, Inc.	3,500	141,925
ITT Corp.	1,400	69,160
Leggett & Platt, Inc.	4,100	71,135
Pall Corp.	200	6,016
Parker Hannifin Corp.	1,450	64,206
Textron, Inc.	900	12,096
		2,505,891
Media – 1.8%
CBS Corp. Class B	1,900	15,561
Comcast Corp. Class A	28,000	416,080
The DIRECTV Group, Inc. (a)	3,600	93,240
Gannett Co., Inc.	6,200	43,400
The McGraw-Hill Cos., Inc.	3,800	119,130
Meredith Corp.	6,400	169,408
New York Times Co. Class A	900	7,083
News Corp. Class A	13,600	140,488
Scripps Networks Interactive Class A	700	22,596
Time Warner Cable, Inc.	2,371	78,385
Time Warner, Inc.	17,733	472,762
Viacom, Inc. Class B (a)	7,100	164,436
The Walt Disney Co.	15,600	391,872
		2,134,441
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	100	7,981
Mining – 0.3%
Alcoa, Inc.	2,300	27,048
Freeport-McMoRan Copper & Gold, Inc.	1,506	90,812
Newmont Mining Corp.	3,000	124,050
Titanium Metals Corp.	4,000	33,480
Vulcan Materials Co.	700	33,236
		308,626
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	3,100	64,015
Xerox Corp.	7,600	62,244
		126,259
Oil & Gas – 5.8%
Anadarko Petroleum Corp.	2,100	101,220
Apache Corp.	2,000	167,900
Cabot Oil & Gas Corp.	200	7,026
Chesapeake Energy Corp.	1,700	36,448
Chevron Corp.	13,785	957,644
ConocoPhillips	12,874	562,722
Denbury Resources, Inc. (a)	400	6,640
Devon Energy Corp.	1,700	98,753
Diamond Offshore Drilling, Inc.	600	53,922
ENSCO International, Inc.	2,900	109,881
EOG Resources, Inc.	400	29,612
EQT Corp.	100	3,838
Exxon Mobil Corp. (b)	43,700	3,076,043
Hess Corp.	1,300	71,760
Marathon Oil Corp.	4,300	138,675
Murphy Oil Corp.	2,400	139,680
Nabors Industries Ltd. (a)	4,400	74,888
Noble Energy, Inc.	500	30,560
Occidental Petroleum Corp.	7,200	513,648
Pioneer Natural Resources Co.	900	25,695
Questar Corp.	600	19,842
Range Resources Corp.	100	4,641
Rowan Cos., Inc.	4,800	102,384
Sunoco, Inc.	500	12,345
Tesoro Corp.	8,700	113,883
Valero Energy Corp.	2,200	39,600
XTO Energy, Inc.	4,600	185,058
		6,684,308
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	1,400	56,700
BJ Services Co.	5,000	70,900
Cameron International Corp. (a)	1,200	37,476
FMC Technologies, Inc. (a)	900	39,150
Halliburton Co.	4,400	97,196
National Oilwell Varco, Inc. (a)	6,400	230,016
Schlumberger Ltd.	3,000	160,500
Smith International, Inc.	800	20,104
		712,042
Packaging & Containers – 0.4%
Ball Corp.	500	24,180
Bemis Co., Inc.	6,400	168,448
Owens-IIlinois, Inc. (a)	600	20,364
Pactiv Corp. (a)	3,900	98,202
Sealed Air Corp.	6,800	125,052
		436,246
Pharmaceuticals – 4.8%
Abbott Laboratories	12,300	553,377
Allergan, Inc.	1,000	53,430
AmerisourceBergen Corp.	2,300	45,356
Bristol-Myers Squibb Co.	18,200	395,668
Cardinal Health, Inc.	2,300	76,590
Cephalon, Inc. (a)	300	17,595
DENTSPLY International, Inc.	700	23,345
Eli Lilly & Co.	13,800	481,482
Express Scripts, Inc. (a)	1,400	98,056
Forest Laboratories, Inc. (a)	5,500	142,065
Gilead Sciences, Inc. (a)	2,400	117,432
Hospira, Inc. (a)	2,000	76,860
King Pharmaceuticals, Inc. (a)	6,800	61,676
Medco Health Solutions, Inc. (a)	4,500	237,870
Merck & Co., Inc.	15,000	450,150
Mylan, Inc. (a)	9,500	125,305
Patterson Cos., Inc. (a)	700	17,752
Pfizer, Inc.	78,800	1,255,284
Schering-Plough Corp.	16,500	437,415
Watson Pharmaceuticals, Inc. (a)	3,600	125,028
Wyeth	15,600	726,180
		5,517,916
Pipelines – 0.2%
El Paso Corp.	3,500	35,210
Spectra Energy Corp.	5,300	97,308
The Williams Cos., Inc.	3,100	51,739
		184,257
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,700	18,530

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.4%
Apartment Investment & Management Co. Class A	804	$7,542
AvalonBay Communities, Inc.	618	35,968
Boston Properties, Inc.	1,000	52,900
Equity Residential	2,300	55,200
HCP, Inc.	1,900	48,944
Health Care, Inc.	500	20,030
Host Hotels & Resorts, Inc.	2,400	21,792
Kimco Realty Corp.	600	5,904
ProLogis	5,500	48,345
Public Storage	700	50,799
Simon Property Group, Inc.	943	52,544
Ventas, Inc.	500	17,650
Vornado Realty Trust	1,222	62,346
		479,964
Retail – 3.9%
Abercrombie & Fitch Co. Class A	200	5,718
AutoNation, Inc. (a)	4,800	99,264
AutoZone, Inc. (a)	600	92,142
Bed Bath & Beyond, Inc. (a)	2,800	97,300
Best Buy Co., Inc.	2,200	82,214
Big Lots, Inc. (a)	1,400	32,256
Coach, Inc.	3,800	112,442
Costco Wholesale Corp.	2,000	99,000
CVS Caremark Corp.	6,500	217,620
Darden Restaurants, Inc.	1,100	35,629
Family Dollar Stores, Inc.	1,800	56,556
GameStop Corp. Class A (a)	900	19,701
The Gap, Inc.	6,800	110,976
The Home Depot, Inc.	18,600	482,484
J.C. Penney Co., Inc.	3,400	102,510
Kohl's Corp. (a)	2,300	111,665
Limited Brands, Inc.	9,000	116,460
Lowe's Cos., Inc.	9,400	211,124
Macy's, Inc.	3,800	52,858
McDonald's Corp.	7,200	396,432
Nordstrom, Inc.	1,300	34,372
O'Reilly Automotive, Inc. (a)	500	20,330
Office Depot, Inc. (a)	22,800	103,740
Polo Ralph Lauren Corp.	700	44,135
RadioShack Corp.	7,700	119,427
Sears Holdings Corp. (a)	1,400	92,876
Staples, Inc.	5,300	111,406
Starbucks Corp. (a)	4,300	76,110
Target Corp.	4,800	209,376
Tiffany & Co.	400	11,932
The TJX Cos., Inc.	2,800	101,444
Wal-Mart Stores, Inc.	15,600	778,128
Walgreen Co.	6,400	198,720
Yum! Brands, Inc.	2,600	92,196
		4,528,543
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	3,900	54,834
People's United Financial, Inc.	2,400	39,000
		93,834
Semiconductors – 1.3%
Advanced Micro Devices, Inc. (a)	5,000	18,300
Altera Corp.	700	13,083
Analog Devices, Inc.	1,500	41,055
Applied Materials, Inc.	600	8,280
Broadcom Corp. Class A (a)	3,600	101,628
Intel Corp.	24,600	473,550
KLA-Tencor Corp.	1,000	31,880
Linear Technology Corp.	1,800	48,366
LSI Corp. (a)	2,500	12,950
MEMC Electronic Materials, Inc. (a)	900	15,858
Microchip Technology, Inc.	500	13,465
Micron Technology, Inc. (a)	5,900	37,701
National Semiconductor Corp.	2,400	36,144
Novellus Systems, Inc. (a)	8,100	158,517
Nvidia Corp. (a)	5,800	74,994
QLogic Corp. (a)	1,000	13,050
Teradyne, Inc. (a)	1,300	10,244
Texas Instruments, Inc.	15,400	370,370
Xilinx, Inc.	1,800	39,042
		1,518,477
Software – 2.8%
Adobe Systems, Inc. (a)	4,300	139,406
Autodesk, Inc. (a)	1,000	21,810
BMC Software, Inc. (a)	2,300	78,269
CA, Inc.	3,162	66,845
Citrix Systems, Inc. (a)	1,500	53,400
Compuware Corp. (a)	2,000	14,660
Dun & Bradstreet Corp.	750	53,992
Electronic Arts, Inc. (a)	1,900	40,793
Fidelity National Information Services, Inc.	4,400	103,048
Fiserv, Inc. (a)	2,100	99,561
IMS Health, Inc.	10,400	124,800
Intuit, Inc. (a)	2,500	74,250
Microsoft Corp.	55,900	1,314,768
Novell, Inc. (a)	11,200	51,296
Oracle Corp.	40,800	902,904
Red Hat, Inc. (a)	2,700	61,641
Salesforce.com, Inc. (a)	900	39,006
		3,240,449
Telecommunications – 4.1%
American Tower Corp. Class A (a)	200	6,818
AT&T, Inc.	44,627	1,170,566
CenturyTel, Inc.	4,800	150,672
Ciena Corp. (a)	700	7,812
Cisco Systems, Inc. (a)	55,900	1,230,359
Corning, Inc.	8,300	141,100
Frontier Communications Corp.	5,300	37,100
Harris Corp.	800	25,048
JDS Uniphase Corp. (a)	1,700	9,962
Juniper Networks, Inc. (a)	4,700	122,811
MetroPCS Communications, Inc. (a)	800	9,480
Motorola, Inc.	22,400	160,384
Qualcomm, Inc.	14,600	674,666
Qwest Communications International, Inc.	29,600	114,256
Sprint Nextel Corp. (a)	34,700	138,800
Tellabs, Inc. (a)	9,600	55,680
Verizon Communications, Inc.	22,068	707,721
Windstream Corp.	3,400	29,818
		4,793,053
Textiles – 0.0%
Cintas Corp.	1,400	35,252
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	1,000	26,500
Mattel, Inc.	2,300	40,434
		66,934
Transportation – 1.2%
Burlington Northern Santa Fe Corp.	900	70,731

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C.H. Robinson Worldwide, Inc.	2,000	$109,060
CSX Corp.	5,200	208,624
Expeditors International of Washington, Inc.	2,200	74,646
FedEx Corp.	900	61,056
Norfolk Southern Corp.	1,600	69,200
Ryder System, Inc.	400	14,052
Union Pacific Corp.	2,900	166,808
United Parcel Service, Inc. Class B	10,600	569,538
		1,343,715
TOTAL COMMON STOCK (Cost $66,550,102)		69,698,392
TOTAL EQUITIES (Cost $66,550,102)		69,698,392
	Principal Amount
BONDS & NOTES – 36.0%
CORPORATE DEBT – 14.8%
Advertising – 0.0%
Interpublic Group Cos. (c) 10.000% 7/15/17	$15,000	15,675
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (c) 6.375% 6/01/19	50,000	53,872
Goodrich Corp. 6.125% 3/01/19	20,000	21,694
		75,566
Agriculture – 0.1%
Cargill, Inc. (c) 5.200% 1/22/13	150,000	156,708
Airlines – 0.0%
US Airways, Inc. Class B (d) (e) 0.000% 4/15/49	500,000	5
Apparel – 0.0%
Kellwood Co. 7.875% 7/15/09	28,000	5,600
Banks – 1.1%
Bank of America Corp. 2.100% 4/30/12	100,000	100,585
Bank of America Corp. 4.250% 10/01/10	225,000	228,572
Bank of America Corp. Series L 5.650% 5/01/18	240,000	228,915
Barclays Bank PLC 5.200% 7/10/14	135,000	140,006
Barclays Bank PLC 6.750% 5/22/19	50,000	54,284
Capital One Financial Corp. 7.375% 5/23/14	35,000	37,944
Credit Suisse New York 5.500% 5/01/14	35,000	37,224
HSBC Finance Corp. 6.375% 10/15/11	125,000	128,305
HSBC Holdings PLC 6.500% 9/15/37	80,000	75,384
Wachovia Bank NA 6.600% 1/15/38	65,000	65,672
Wachovia Corp. 5.300% 10/15/11	65,000	68,324
Wachovia Corp. 5.750% 6/15/17	65,000	66,042
		1,231,257
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	74,003
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	30,000	29,203
The Coca-Cola Co. 5.350% 11/15/17	60,000	65,216
Diageo Finance BV 3.875% 4/01/11	35,000	35,933
Foster's Finance Corp. (c) 6.875% 6/15/11	225,000	231,479
		435,834
Building Materials – 0.3%
American Standard, Inc. 7.625% 2/15/10	200,000	204,138
CRH America, Inc. 8.125% 7/15/18	90,000	90,531
Owens Corning, Inc. 9.000% 6/15/19	10,000	10,361
		305,030
Chemicals – 0.5%
Ashland, Inc. (c) 9.125% 6/01/17	10,000	10,550
Cytec Industries, Inc. 8.950% 7/01/17	15,000	15,892
The Dow Chemical Co. 7.600% 5/15/14	70,000	76,063
The Dow Chemical Co. 8.550% 5/15/19	70,000	76,797
The Dow Chemical Co. 9.400% 5/15/39	25,000	30,034
Ecolab, Inc. 4.875% 2/15/15	150,000	155,106
EI Du Pont de Nemours & Co. 6.000% 7/15/18	30,000	33,166
Praxair, Inc. 5.250% 11/15/14	135,000	147,904
Valspar Corp. 7.250% 6/15/19	25,000	25,887
		571,399
Commercial Services – 0.3%
Deluxe Corp. 7.375% 6/01/15	20,000	17,200
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	100,000	100,290
Equifax, Inc. 7.000% 7/01/37	60,000	57,054
ERAC USA Finance Co. (c) 6.700% 6/01/34	85,000	65,052
ERAC USA Finance Co. (c) 7.000% 10/15/37	70,000	58,712
		298,308
Computers – 0.1%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	90,000	98,977
EMC Corp. 1.750% 12/01/13	50,000	56,312
		155,289
Diversified Financial – 2.9%
American Express Co. 6.150% 8/28/17	50,000	49,239
American Express Co. 7.250% 5/20/14	25,000	27,025
American Express Co. 8.125% 5/20/19	110,000	121,538
American Express Credit Corp. 7.300% 8/20/13	140,000	149,443
American General Finance Corp. 6.500% 9/15/17	50,000	28,882

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American General Finance Corp. 6.900% 12/15/17	$45,000	$26,010
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	67,262
BlackRock, Inc. 6.250% 9/15/17	45,000	46,912
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	54,831
Citigroup, Inc. 5.500% 2/15/17	115,000	99,322
Citigroup, Inc. 5.875% 5/29/37	65,000	51,531
Citigroup, Inc. 6.500% 8/19/13	90,000	91,709
Citigroup, Inc. 8.125% 7/15/39	40,000	40,292
Eaton Vance Corp. 6.500% 10/02/17	130,000	128,341
Fannie Mae 5.625% 7/15/37	425,000	450,827
GATX Financial Corp. 5.125% 4/15/10	230,000	230,353
General Electric Capital Corp. 5.375% 10/20/16	100,000	100,488
General Electric Capital Corp. 5.900% 5/13/14	60,000	63,810
The Goldman Sachs Group, Inc. 5.625% 1/15/17	65,000	65,088
The Goldman Sachs Group, Inc. 6.125% 2/15/33	65,000	67,098
The Goldman Sachs Group, Inc. 6.750% 10/01/37	135,000	136,176
HSBC Finance Corp. 5.900% 6/19/12	35,000	35,780
John Deere Capital Corp. FRN 1.111% 2/26/10	100,000	100,181
JP Morgan Chase & Co. FRN 0.859% 6/15/12	175,000	176,573
JP Morgan Chase & Co. 2.625% 12/01/10	200,000	204,596
Lazard Group LLC 6.850% 6/15/17	75,000	72,827
Lazard Group LLC 7.125% 5/15/15	95,000	94,828
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	201,931
Morgan Stanley FRN 1.236% 2/10/12	200,000	201,817
Morgan Stanley 5.450% 1/09/17	60,000	59,804
SLM Corp. 5.000% 10/01/13	65,000	45,664
Textron Financial Corp. 5.125% 11/01/10	125,000	117,354
		3,407,532
Electric – 1.2%
Allegheny Energy Supply (c) 8.250% 4/15/12	75,000	80,191
Ameren Corp. 8.875% 5/15/14	70,000	74,921
Consumers Energy Co. 4.400% 8/15/09	55,000	55,032
Entergy Gulf States, Inc. 5.250% 8/01/15	45,000	43,916
Kansas Gas & Electric Co. 5.647% 3/29/21	79,549	78,922
MidAmerican Funding LLC 6.750% 3/01/11	45,000	47,916
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	74,703	74,423
Monongahela Power 6.700% 6/15/14	110,000	114,324
Nevada Power Co. Series L 5.875% 1/15/15	120,000	124,363
Nevada Power Co. Series N 6.650% 4/01/36	20,000	21,388
NRG Energy, Inc. 8.500% 6/15/19	40,000	39,350
Oncor Electric Delivery Co. 6.800% 9/01/18	40,000	45,195
Oncor Electric Delivery Co. 7.500% 9/01/38	55,000	67,896
PPL Energy Supply LLC 6.300% 7/15/13	70,000	74,873
Tenaska Oklahoma (c) 6.528% 12/30/14	102,220	103,505
TransAlta Corp. 5.750% 12/15/13	250,000	252,288
Tri-State Generation & Transmission Association series 2003, Class A (c) 6.040% 1/31/18	91,454	92,592
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	49,667
		1,440,762
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	130,000	113,750
Entertainment – 0.0%
International Game Technology 7.500% 6/15/19	25,000	26,609
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	110,000	113,988
Foods – 0.1%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	46,249
The Kroger Co. 7.500% 1/15/14	40,000	45,543
Sara Lee Corp. 3.875% 6/15/13	35,000	34,796
		126,588
Forest Products & Paper – 0.2%
International Paper Co. 9.375% 5/15/19	60,000	70,188
Rock-Tenn Co. 5.625% 3/15/13	25,000	23,313
Rock-Tenn Co. 8.200% 8/15/11	55,000	56,787
Rock-Tenn Co. 9.250% 3/15/16	20,000	21,050
Verso Paper Holdings LLC (c) 11.500% 7/01/14	10,000	9,300
		180,638
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	100,000	96,041
Southwest Gas Corp. 8.375% 2/15/11	50,000	53,175
		149,216

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	$65,000	$66,452
Health Care — Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	40,000	42,370
Beckman Coulter, Inc. 7.000% 6/01/19	30,000	33,497
Covidien International Finance SA 6.550% 10/15/37	60,000	68,702
Medtronic, Inc. 1.625% 4/15/13	50,000	48,187
		192,756
Health Care — Services – 0.2%
HCA, Inc. (c) 7.875% 2/15/20	15,000	14,737
HCA, Inc. (c) 8.500% 4/15/19	75,000	76,875
Roche Holdings, Inc. (c) 5.000% 3/01/14	60,000	63,823
Roche Holdings, Inc. (c) 6.000% 3/01/19	75,000	83,176
Roche Holdings, Inc. (c) 7.000% 3/01/39	5,000	6,115
		244,726
Holding Company — Diversified – 0.3%
Leucadia National Corp. (b) 7.750% 8/15/13	350,000	339,500
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	65,000	66,625
D.R. Horton, Inc. 4.875% 1/15/10	25,000	24,938
		91,563
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	28,000	28,122
Toro Co. 7.800% 6/15/27	40,000	33,838
Whirlpool Corp. 8.600% 5/01/14	20,000	21,469
		83,429
Insurance – 0.4%
Aflac, Inc. 8.500% 5/15/19	85,000	95,508
The Allstate Corp. 7.450% 5/16/19	75,000	84,748
Lincoln National Corp. 6.300% 10/09/37	50,000	39,747
Lincoln National Corp. 8.750% 7/01/19	50,000	55,044
MetLife, Inc. Series A 6.817% 8/15/18	75,000	80,300
Principal Financial Group, Inc. 8.875% 5/15/19	105,000	117,901
		473,248
Investment Companies – 0.0%
Xstrata Finance Canada (c) 5.800% 11/15/16	45,000	43,088
Iron & Steel – 0.3%
ArcelorMittal 9.000% 2/15/15	165,000	183,563
ArcelorMittal 9.850% 6/01/19	105,000	121,510
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	44,899
		349,972
Lodging – 0.2%
Marriott International, Inc. 6.200% 6/15/16	180,000	174,508
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	35,000	33,425
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	15,000	15,000
		222,933
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	140,000	142,275
Roper Industries, Inc. 6.625% 8/15/13	85,000	88,380
		230,655
Manufacturing – 0.5%
Bombardier, Inc. (c) 6.750% 5/01/12	65,000	62,725
Eaton Corp. 7.650% 11/15/29	110,000	119,933
Illinois Tool Works, Inc. (c) 5.150% 4/01/14	150,000	157,839
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	41,704
ITT Corp. 4.900% 5/01/14	40,000	40,656
ITT Corp. 6.125% 5/01/19	40,000	41,556
Tyco Electronics Group SA 6.000% 10/01/12	45,000	45,075
Tyco Electronics Group SA 6.550% 10/01/17	40,000	37,382
Tyco Electronics Group SA 7.125% 10/01/37	50,000	41,459
		588,329
Media – 0.9%
CBS Corp. 6.625% 5/15/11	120,000	123,033
CBS Corp. 7.875% 7/30/30	40,000	33,753
Cox Communications, Inc. 6.750% 3/15/11	200,000	211,669
Rogers Communications, Inc. 5.500% 3/15/14	60,000	64,120
Rogers Communications, Inc. 7.500% 8/15/38	20,000	24,687
Scholastic Corp. 5.000% 4/15/13	70,000	58,100
Shaw Communications, Inc. 8.250% 4/11/10	80,000	82,200
Thomson Corp. 5.700% 10/01/14	135,000	144,880
Time Warner Cable, Inc. 6.750% 6/15/39	75,000	81,132
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	62,701
Time Warner Cable, Inc. 8.250% 4/01/19	50,000	60,730
Time Warner Cable, Inc. 8.750% 2/14/19	55,000	68,249
Viacom, Inc. 6.250% 4/30/16	40,000	42,239
		1,057,493
Metal Fabricate & Hardware – 0.1%
Timken Co. 5.750% 2/15/10	135,000	135,220

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining – 0.3%
Codelco, Inc. (c) 6.150% 10/24/36	$65,000	$63,913
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	70,000	74,144
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	58,824
Teck Resources Ltd. (c) 9.750% 5/15/14	10,000	11,125
Teck Resources Ltd. (c) 10.250% 5/15/16	20,000	22,650
Teck Resources Ltd. (c) 10.750% 5/15/19	10,000	11,637
Vale Overseas Ltd. 6.250% 1/23/17	65,000	69,215
Vale Overseas Ltd. 6.875% 11/21/36	60,000	60,487
		371,995
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	50,000	52,625
Xerox Corp. 8.250% 5/15/14	10,000	10,896
		63,521
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	95,000	94,168
Oil & Gas – 0.3%
Morgan Stanley Bank AG for OAO Gazprom (c) 9.625% 3/01/13	75,000	80,437
Noble Holding International Ltd. 7.375% 3/15/14	95,000	99,181
Pemex Project Funding Master Trust 6.625% 6/15/38	60,000	53,382
The Premcor Refining Group, Inc. 6.750% 5/01/14	60,000	59,550
Tesoro Corp. 6.500% 6/01/17	50,000	43,750
Transocean, Inc. 1.500% 12/15/37	50,000	47,000
		383,300
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	45,000	41,850
Packaging & Containers – 0.2%
Packaging Corp. of America 5.750% 8/01/13	50,000	50,674
Pactiv Corp. 5.875% 7/15/12	50,000	52,592
Pactiv Corp. 6.400% 1/15/18	45,000	44,191
Sealed Air Corp. (c) 6.875% 7/15/33	40,000	35,386
		182,843
Pharmaceuticals – 0.1%
Abbott Laboratories 5.600% 11/30/17	55,000	59,752
Pipelines – 1.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	37,935
Colonial Pipeline Co. (c) 7.630% 4/15/32	200,000	223,575
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	70,229
DCP Midstream LLC (c) 9.750% 3/15/19	50,000	58,534
Enogex LLC (c) 6.875% 7/15/14	120,000	123,096
Enterprise Products Operating LP 7.500% 2/01/11	35,000	37,070
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	40,000	36,637
Kern River Funding Corp. (c) 4.893% 4/30/18	139,750	140,004
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	25,716
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	25,419
Kinder Morgan Energy Partners LP 6.950% 1/15/38	95,000	102,852
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	30,000	31,461
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	100,000	103,783
Rockies Express Pipeline LLC (c) 6.250% 7/15/13	75,000	80,366
Rockies Express Pipeline LLC (c) 6.850% 7/15/18	45,000	49,411
Southern Natural Gas Co. (c) 5.900% 4/01/17	55,000	56,008
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	30,000	32,453
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	85,511
		1,320,060
Real Estate Investment Trusts (REITS) – 0.0%
Senior Housing Properties Trust 8.625% 1/15/12	25,000	24,875
Retail – 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	30,799
Lowe's Cos., Inc. 5.600% 9/15/12	55,000	58,824
McDonald's Corp. 6.300% 10/15/37	25,000	27,808
Nordstrom, Inc. 6.750% 6/01/14	20,000	21,517
		138,948
Savings & Loans – 0.1%
Glencore Funding LLC (c) 6.000% 4/15/14	150,000	133,611
Washington Mutual Bank (b) (d) 5.650% 8/15/14	180,000	90
		133,701
Software – 0.1%
Oracle Corp. 6.125% 7/08/39	85,000	93,686
Telecommunications – 0.8%
AT&T, Inc. 6.500% 9/01/37	65,000	70,617
British Telecom PLC STEP 9.625% 12/15/30	45,000	55,275
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	50,000	64,678

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$30,000	$31,364
Nokia Corp. 5.375% 5/15/19	40,000	41,774
Qwest Corp. 7.875% 9/01/11	170,000	173,400
Qwest Corp. 8.875% 3/15/12	140,000	145,250
Rogers Wireless Communications, Inc. 6.800% 8/15/18	40,000	45,802
Telecom Italia Capital 6.000% 9/30/34	10,000	9,362
Telecom Italia Capital 6.175% 6/18/14	70,000	75,201
Verizon Global Funding Corp. (b) 7.750% 12/01/30	140,000	166,995
Verizon Wireless Capital LLC (c) 7.375% 11/15/13	95,000	109,260
		988,978
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	84,262
Transportation – 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	55,000	59,581
Canadian National Railway Co. 5.850% 11/15/17	30,000	32,232
Canadian National Railway Co. 6.375% 11/15/37	40,000	46,079
CSX Corp. 7.250% 5/01/27	10,000	10,661
		148,553
Trucking & Leasing – 0.1%
GATX Corp. 8.750% 5/15/14	100,000	105,659
TOTAL CORPORATE DEBT (Cost $17,167,464)		17,165,269
MUNICIPAL OBLIGATIONS – 0.1%
State of California 5.950% 4/01/16	35,000	35,075
State of California 7.550% 4/01/39	50,000	51,687
TOTAL MUNICIPAL OBLIGATIONS (Cost $85,865)		86,762
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.1%
Automobile ABS – 0.1%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.338% 3/15/11	53,346	53,232
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	75,000	75,746
		128,978
Commercial MBS – 1.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	160,000	126,437
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	200,000	195,844
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	147,509
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	61,225
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	160,000	153,507
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	125,000	99,336
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (c) 6.217% 1/15/18	165,000	65,404
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	92,815
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	100,000	78,687
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	210,000	199,319
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	104,443
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	220,000	211,251
		1,535,777
Student Loans ABS – 0.2%
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (c) (f) 1.209% 6/20/14	250,000	76,303
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.484% 4/25/14	99,320	99,016
		175,319
WL Collateral CMO – 0.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.369% 7/20/36	66,636	54,259

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.963% 2/25/34	$13,384	$9,702
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.046% 9/25/33	12,166	8,844
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.861% 8/25/34	21,196	18,294
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.479% 1/19/38	120,480	59,754
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.395% 5/25/37	165,399	92,942
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 4.295% 8/25/34	39,280	26,775
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.535% 8/25/36	47,626	23,451
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 4.214% 7/25/33	3,264	2,773
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.353% 2/25/34	5,593	4,650
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.430% 2/25/34	542	403
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.465% 6/25/46	241,551	77,370
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.475% 4/25/46	154,231	71,712
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.607% 3/25/34	27,139	21,184
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	39,929	30,142
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.610% 4/25/44	67,152	27,426
		529,681
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.944% 6/25/32	21,963	13,443
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,238,487)		2,383,198
SOVEREIGN DEBT OBLIGATION – 0.0%
Poland Government International Bond 6.375% 7/15/19	50,000	51,789
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $49,894)		51,789
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 14.2%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	98,872	108,857
Pass-Through Securities – 14.1%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	619,773	655,289
Pool #J00453 5.500% 11/01/20	96,284	101,681
Pool #J01136 5.500% 1/01/21	265,956	280,698
Pool #A56828 5.500% 2/01/37	64,123	66,583
Pool #G08278 5.500% 7/01/38	725,692	752,848
Pool #E85389 6.000% 9/01/16	46,077	49,268
Pool #G11431 6.000% 2/01/18	15,481	16,558
Pool #E85015 6.500% 8/01/16	13,493	14,432
Pool #G00729 8.000% 6/01/27	53,351	59,042
Pool #554904 9.000% 3/01/17	821	902
Federal National Mortgage Association
Pool #725692 3.934% 10/01/33	85,908	88,106
Pool #888586 4.291% 10/01/34	163,116	167,777
Pool #725796 5.500% 9/01/19	855,981	906,771
Pool #555880 5.500% 11/01/33	438,740	457,078
Pool #255458 5.500% 11/01/34	926,008	963,845
Pool #825454 5.500% 6/01/35	108,183	112,924
Pool #826735 5.500% 8/01/35	308,018	321,518
Pool #986805 5.500% 7/01/38	332,696	345,146
Pool #586036 6.000% 5/01/16	7,695	8,192
Pool #880213 6.500% 2/01/36	18,464	19,824
Pool #745814 6.500% 7/01/36	468,493	502,696
Pool #901195 6.500% 8/01/36	407,405	436,767

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #564594 7.000% 1/01/31	$21,893	$24,039
Pool #253795 7.000% 5/01/31	25,714	28,226
Pool #507061 7.500% 10/01/29	2,401	2,632
Pool #519528 7.500% 11/01/29	24,426	26,785
Pool #527761 7.500% 2/01/30	6,058	6,639
Pool #531196 7.500% 2/01/30	1,856	2,035
Pool #534119 7.500% 3/01/30	1,420	1,557
Pool #534420 7.500% 3/01/30	1,587	1,740
Pool #253183 7.500% 4/01/30	8,299	9,096
Pool #529259 7.500% 4/01/30	6,212	6,808
Pool #537797 7.500% 4/01/30	2,897	3,177
Pool #253265 7.500% 5/01/30	12,704	13,922
Pool #533912 8.000% 3/01/30	1,733	1,823
Pool #535248 8.000% 4/01/30	611	677
Pool #539460 8.000% 5/01/30	2,503	2,773
Pool #546988 8.000% 7/01/30	19,488	21,572
Pool #552630 8.000% 9/01/30	2,559	2,800
Pool #190317 8.000% 8/01/31	7,178	7,953
Government National Mortgage Association
Pool #670262 6.500% 7/15/37	581,594	620,783
Pool #351528 7.000% 8/15/23	21,992	23,806
Pool #352049 7.000% 10/15/23	5,371	5,814
Pool #588012 7.000% 7/15/32	11,683	12,733
Pool #591581 7.000% 8/15/32	6,110	6,649
Pool #204408 7.500% 3/15/17	6,962	7,514
Pool #185306 7.500% 4/15/17	8,172	8,804
Pool #188302 7.500% 5/15/17	4,944	5,156
Pool #199170 7.500% 5/15/17	350	375
Pool #189371 7.500% 6/15/17	2,600	2,815
Government National Mortgage Association TBA
Pool #20432 6.000% 12/01/36 (g)	7,787,000	8,173,308
Pool #20432 6.000% 12/01/36 (g)	894,000	935,417
New Valley Generation IV 4.687% 1/15/22	82,085	77,171
		16,372,544
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $16,109,487)		16,481,401
U.S. TREASURY OBLIGATIONS – 4.8%
U.S. Treasury Bonds & Notes – 4.8%
U.S. Treasury Bond 4.375% 2/15/38	750,000	757,617
U.S. Treasury Note (h) 2.500% 3/31/13	925,000	943,572
U.S. Treasury Note 3.500% 2/15/18	1,720,000	1,732,699
U.S. Treasury Note 4.250% 8/15/15	1,675,000	1,801,410
U.S. Treasury Note (b) 4.875% 5/31/11	165,000	176,511
U.S. Treasury Principal Strip 0.000% 2/15/28	320,000	138,144
		5,549,953
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,656,659)		5,549,953
TOTAL BONDS & NOTES (Cost $42,307,856)		41,718,372
	Number of Shares
MUTUAL FUNDS – 2.1%
Diversified Financial – 2.1%
iShares Barclays Aggregate Bond Fund	14,778	1,523,612
SPDR Gold Trust (a)	9,610	897,093
TOTAL MUTUAL FUNDS (Cost $2,236,082)		2,420,705
TOTAL LONG-TERM INVESTMENTS (Cost $111,094,040)		113,837,469
	Principal Amount
SHORT-TERM INVESTMENTS – 9.3%
Commercial Paper – 9.3%
Altria Group, Inc. 0.350% 8/10/09	$1,200,000	1,199,895
Avery Dennison Corp. 0.400% 8/03/09	800,000	799,982
BMW (U.S.) Capital LLC 0.700% 8/03/09	925,000	924,964
Devon Energy Corp. 0.310% 8/13/09	550,000	549,943
Duke Energy Corp. 0.400% 8/19/09	950,000	949,810
Eaton Corp. 0.600% 8/18/09	784,000	783,778
HSBC Finance Corp. 0.450% 9/08/09	900,000	899,572
Oneok, Inc. 0.470% 8/27/09	1,000,000	999,661
Reed Elsevier, Inc. 0.350% 8/04/09	975,000	974,972
Transocean Ltd. 0.350% 8/21/09	725,000	724,859
Tyco International Finance SA 0.470% 8/12/09	1,000,000	999,856
Xcel Energy, Inc. 0.450% 9/02/09	1,000,000	999,600
TOTAL SHORT-TERM INVESTMENTS (Cost $10,806,892)		10,806,892
TOTAL INVESTMENTS – 107.6% (Cost $121,900,932) (i)		124,644,361
Other Assets/ (Liabilities) – (7.6)%		(8,783,793)
NET ASSETS – 100.0%		$115,860,568

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	All or a portion of this security is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $2,763,371 or 2.39% of net assets.
(d)	Security is currently in default.
(e)	This security is valued in good faith under procedures established by the Board of Trustees.
(f)	Restricted security. (Note 2).
(g)	A portion of this security is purchased on a when-issued or delayed delivery basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.8%
COMMON STOCK – 95.8%
Auto Manufacturers – 2.8%
Navistar International Corp. (a)	149,862	$5,925,543
Banks – 5.1%
Bank of America Corp.	334,120	4,941,635
Wells Fargo & Co.	233,180	5,703,583
		10,645,218
Beverages – 2.0%
Molson Coors Brewing Co. Class B	92,780	4,194,584
Chemicals – 4.6%
The Lubrizol Corp.	139,800	8,098,614
Potash Corp. of Saskatchewan, Inc.	16,080	1,495,601
		9,594,215
Computers – 1.5%
Dell, Inc. (a)	159,700	2,136,786
Hewlett-Packard Co.	25,800	1,117,140
		3,253,926
Diversified Financial – 7.7%
The Goldman Sachs Group, Inc.	32,360	5,284,388
JP Morgan Chase & Co.	169,310	6,543,831
Morgan Stanley	65,920	1,878,720
National Financial Partners Corp.	155,953	1,169,648
SLM Corp. (a)	163,830	1,456,449
		16,333,036
Electric – 6.6%
Edison International	65,700	2,123,424
Exelon Corp.	97,411	4,954,323
PG&E Corp.	171,700	6,931,529
		14,009,276
Foods – 3.2%
The Kroger Co.	311,880	6,667,994
Forest Products & Paper – 0.7%
Weyerhaeuser Co.	39,200	1,373,568
Health Care — Products – 3.0%
Covidien PLC	164,980	6,237,894
Health Care — Services – 1.4%
Aetna, Inc.	108,994	2,939,568
Insurance – 8.7%
Assurant, Inc.	195,550	4,990,436
Everest Re Group Ltd.	51,180	4,105,660
Metlife, Inc.	207,120	7,031,724
Prudential Financial, Inc.	51,360	2,273,707
		18,401,527
Internet – 1.3%
Google, Inc. Class A (a)	6,300	2,791,215
Manufacturing – 4.5%
Tyco International Ltd.	313,690	9,479,712
Media – 7.7%
Cablevision Systems Corp. Class A	116,450	2,383,731
News Corp. Class A	715,196	7,387,975
Time Warner Cable, Inc.	198,227	6,553,385
		16,325,091
Oil & Gas – 15.7%
Apache Corp.	39,180	3,289,161
Chevron Corp.	150,600	10,462,182
Devon Energy Corp.	64,980	3,774,688
Exxon Mobil Corp.	73,620	5,182,112
Marathon Oil Corp.	182,380	5,881,755
Petroleo Brasileiro SA Sponsored ADR (Brazil)	102,210	3,444,477
Valero Energy Corp.	59,950	1,079,100
		33,113,475
Pharmaceuticals – 7.4%
Merck & Co., Inc.	295,800	8,876,958
Pfizer, Inc.	273,500	4,356,855
Shire PLC	9,700	434,657
Wyeth	43,730	2,035,631
		15,704,101
Retail – 3.9%
Bed Bath & Beyond, Inc. (a)	63,110	2,193,073
Walgreen Co.	194,180	6,029,289
		8,222,362
Telecommunications – 5.8%
AT&T, Inc.	269,341	7,064,814
Motorola, Inc.	446,200	3,194,792
Qualcomm, Inc.	21,680	1,001,833
Sprint Nextel Corp. (a)	221,090	884,360
		12,145,799
Transportation – 1.4%
Norfolk Southern Corp.	23,400	1,012,050
United Parcel Service, Inc. Class B	37,570	2,018,636
		3,030,686
Trucking & Leasing – 0.8%
Aircastle Ltd.	244,440	1,774,634
TOTAL COMMON STOCK (Cost $198,003,265)		202,163,424
TOTAL EQUITIES (Cost $198,003,265)		202,163,424
TOTAL LONG-TERM INVESTMENTS (Cost $198,003,265)		202,163,424
	Principal Amount
SHORT-TERM INVESTMENTS – 4.7%
Repurchase Agreement – 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$9,914,142	9,914,142
TOTAL SHORT-TERM INVESTMENTS (Cost $9,914,142)		9,914,142
TOTAL INVESTMENTS – 100.5% (Cost $207,917,407) (c)		212,077,566
Other Assets/ (Liabilities) – (0.5)%		(1,014,570)
NET ASSETS – 100.0%		$211,062,996

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,914,158. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 2/16/17, and an aggregate market value, including accrued interest, of $10,112,850.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	26,200	$136,502
Aerospace & Defense – 1.3%
General Dynamics Corp.	19,380	1,073,458
L-3 Communications Holdings, Inc.	7,160	540,580
Northrop Grumman Corp.	28,850	1,286,133
Raytheon Co.	9,270	435,226
United Technologies Corp.	4,280	233,132
		3,568,529
Agriculture – 0.7%
Archer-Daniels-Midland Co.	28,000	843,360
Bunge Ltd.	7,400	517,778
Lorillard, Inc.	1,200	88,464
Reynolds American, Inc.	10,270	446,848
		1,896,450
Airlines – 0.0%
Southwest Airlines Co.	100	785
Apparel – 0.1%
VF Corp.	4,230	273,639
Auto Manufacturers – 0.5%
Ford Motor Co. (a)	174,000	1,392,000
Oshkosh Corp.	3,000	82,350
		1,474,350
Automotive & Parts – 0.2%
Autoliv, Inc.	4,200	150,402
Johnson Controls, Inc.	16,600	429,608
TRW Automotive Holdings Corp. (a)	2,290	38,541
		618,551
Banks – 9.0%
Associated Banc-Corp.	21,050	228,182
Bancorpsouth, Inc.	4,300	96,750
Bank of America Corp.	541,973	8,015,781
Bank of Hawaii Corp.	3,220	123,551
The Bank of New York Mellon Corp.	52,250	1,428,515
BB&T Corp.	45,019	1,030,035
BOK Financial Corp.	1,200	50,268
Capital One Financial Corp.	19,750	606,325
City National Corp.	3,770	148,689
Comerica, Inc.	13,600	324,224
Commerce Bancshares, Inc.	3,287	120,501
Cullen/Frost Bankers, Inc.	4,000	192,120
Fifth Third Bancorp	30,760	292,220
First Citizens BancShares, Inc. Class A	400	56,812
First Horizon National Corp.	15,087	193,415
Fulton Financial Corp.	27,500	185,900
Huntington Bancshares, Inc.	20,971	85,771
KeyCorp	37,400	216,172
M&T Bank Corp.	3,940	229,781
Marshall & Ilsley Corp.	28,080	169,603
PNC Financial Services Group, Inc.	24,536	899,490
Popular, Inc.	61,100	77,597
Regions Financial Corp.	80,260	354,749
State Street Corp.	8,400	422,520
SunTrust Banks, Inc.	23,599	460,180
Synovus Financial Corp.	19,860	69,709
TCF Financial Corp.	20,200	285,628
U.S. Bancorp	101,090	2,063,247
Valley National Bancorp	4,569	58,118
Wells Fargo & Co.	281,410	6,883,289
Whitney Holding Corp.	3,600	31,536
Wilmington Trust Corp.	10,600	121,794
Zions Bancorp	6,150	83,517
		25,605,989
Beverages – 0.4%
Brown-Forman Corp. Class B	1,600	70,320
The Coca-Cola Co.	90	4,486
Coca-Cola Enterprises, Inc.	2,820	52,988
Constellation Brands, Inc. Class A (a)	14,930	203,944
Dr. Pepper Snapple Group, Inc. (a)	15,700	386,377
Molson Coors Brewing Co. Class B	6,960	314,661
PepsiAmericas, Inc.	3,600	96,408
The Pepsi Bottling Group, Inc.	1,760	59,752
		1,188,936
Biotechnology – 0.0%
Life Technologies Corp. (a)	2,360	107,451
Building Materials – 0.1%
Armstrong World Industries, Inc. (a)	700	17,220
Masco Corp.	11,800	164,374
		181,594
Chemicals – 1.6%
Airgas, Inc.	3,000	133,740
Albemarle Corp.	5,200	154,492
Ashland, Inc.	11,300	374,482
Cabot Corp.	4,000	73,200
Cytec Industries, Inc.	3,300	82,830
The Dow Chemical Co.	67,510	1,429,187
Du Pont (E.I.) de Nemours & Co.	36,600	1,132,038
Eastman Chemical Co.	5,000	248,300
The Lubrizol Corp.	600	34,758
PPG Industries, Inc.	10,100	555,500
RPM International, Inc.	4,600	73,416
The Valspar Corp.	6,100	154,452
		4,446,395
Coal – 0.0%
Arch Coal, Inc.	100	1,741
Commercial Services – 0.7%
Career Education Corp. (a)	7,300	167,316
Convergys Corp. (a)	12,970	138,909
Corrections Corporation of America (a)	3,300	56,958
Donnelley (R.R.) & Sons Co.	8,600	119,540
Equifax, Inc.	1,600	41,680
Hillenbrand, Inc.	2,200	39,864
Manpower, Inc.	7,000	335,650
McKesson Corp.	9,290	475,183
Quanta Services, Inc. (a)	13,400	312,354
SAIC, Inc. (a)	8,100	146,529
Service Corp. International	15,600	98,592
		1,932,575

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers – 1.9%
Affiliated Computer Services, Inc. Class A (a)	1,600	$75,856
Brocade Communications Systems, Inc. (a)	9,100	71,526
Computer Sciences Corp. (a)	11,770	566,961
Diebold, Inc.	700	19,404
DST Systems, Inc. (a)	3,100	137,423
EMC Corp. (a)	125,500	1,890,030
Hewlett-Packard Co.	37,600	1,628,080
Lexmark International, Inc. Class A (a)	5,770	83,550
SanDisk Corp. (a)	7,200	128,304
Seagate Technology	15,700	189,028
Sun Microsystems, Inc. (a)	31,300	287,021
Synopsys, Inc. (a)	3,300	65,934
Teradata Corp. (a)	1,400	34,398
Western Digital Corp. (a)	6,300	190,575
		5,368,090
Cosmetics & Personal Care – 1.2%
Alberto-Culver Co.	810	20,752
The Procter & Gamble Co.	60,910	3,381,114
		3,401,866
Distribution & Wholesale – 0.3%
Genuine Parts Co.	7,900	279,818
Ingram Micro, Inc. Class A (a)	14,200	238,844
Tech Data Corp. (a)	7,800	272,454
WESCO International, Inc. (a)	6,000	148,140
		939,256
Diversified Financial – 8.1%
American Express Co.	50,100	1,419,333
AmeriCredit Corp. (a)	10,500	164,745
Ameriprise Financial, Inc.	10,730	298,294
BlackRock, Inc.	800	152,432
CIT Group, Inc.	20,180	17,557
Citigroup, Inc.	438,910	1,391,345
CME Group, Inc.	3,300	920,139
Discover Financial Services	38,000	451,440
Franklin Resources, Inc.	100	8,868
The Goldman Sachs Group, Inc.	36,500	5,960,450
Invesco Ltd.	23,100	456,225
JP Morgan Chase & Co.	227,427	8,790,053
Legg Mason, Inc.	8,400	236,376
Morgan Stanley	51,800	1,476,300
The NASDAQ OMX Group, Inc. (a)	5,600	118,328
NYSE Euronext	11,300	304,535
Raymond James Financial, Inc.	7,600	155,952
SLM Corp. (a)	35,600	316,484
Student Loan Corp.	6,320	284,084
		22,922,940
Electric – 6.7%
The AES Corp. (a)	7,800	99,762
Allegheny Energy, Inc.	2,300	57,983
Alliant Energy Corp.	6,700	175,272
Ameren Corp.	13,360	339,745
American Electric Power Co., Inc.	28,830	892,577
CenterPoint Energy, Inc.	8,700	104,835
CMS Energy Corp.	13,600	175,984
Consolidated Edison, Inc.	17,360	683,289
Dominion Resources, Inc.	36,500	1,233,700
DPL, Inc.	6,600	158,070
DTE Energy Co.	9,910	341,498
Duke Energy Corp.	76,516	1,184,468
Edison International	19,780	639,289
Entergy Corp.	11,800	947,894
Exelon Corp.	36,390	1,850,795
FirstEnergy Corp.	18,320	754,784
FPL Group, Inc.	21,610	1,224,639
Great Plains Energy, Inc.	9,837	156,703
Hawaiian Electric Industries, Inc.	7,200	128,664
Integrys Energy Group, Inc.	2,940	99,313
MDU Resources Group, Inc.	11,100	223,443
Mirant Corp. (a)	21,100	381,066
Northeast Utilities	8,900	204,789
NRG Energy, Inc. (a)	16,000	435,360
NSTAR	8,010	257,121
NV Energy, Inc.	12,900	148,350
OGE Energy Corp.	6,860	206,486
Pepco Holdings, Inc.	12,810	184,208
PG&E Corp.	21,930	885,314
Pinnacle West Capital Corp.	6,160	196,874
Progress Energy, Inc.	16,600	654,704
Public Service Enterprise Group, Inc.	30,500	989,725
RRI Energy, Inc. (a)	12,700	67,945
SCANA Corp.	7,420	262,297
The Southern Co.	47,350	1,486,790
TECO Energy, Inc.	13,530	182,520
Westar Energy, Inc.	6,500	127,855
Wisconsin Energy Corp.	7,480	321,416
Xcel Energy, Inc.	27,520	548,749
		19,014,276
Electrical Components & Equipment – 0.2%
General Cable Corp. (a)	3,200	124,064
Hubbell, Inc. Class B	8,500	317,220
Molex, Inc.	5,800	103,008
		544,292
Electronics – 0.4%
Arrow Electronics, Inc. (a)	6,600	170,082
Avnet, Inc. (a)	4,700	114,680
Garmin Ltd.	7,000	193,620
PerkinElmer, Inc.	4,010	70,696
Thomas & Betts Corp. (a)	6,100	162,504
Vishay Intertechnology, Inc. (a)	44,200	314,262
		1,025,844
Engineering & Construction – 0.3%
KBR, Inc.	10,900	230,971
URS Corp. (a)	13,300	672,980
		903,951
Entertainment – 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	4,300	135,493
International Speedway Corp. Class A	1,900	48,583
Penn National Gaming, Inc. (a)	5,300	168,063
Regal Entertainment Group Class A	4,200	52,248
Warner Music Group Corp. (a)	13,900	78,118
		482,505
Environmental Controls – 0.3%
Republic Services, Inc.	24,990	664,734
Waste Connections, Inc. (a)	2,900	81,809

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Management, Inc.	6,940	$195,083
		941,626
Foods – 2.4%
Campbell Soup Co.	3,900	121,017
ConAgra Foods, Inc.	38,400	753,792
Corn Products International, Inc.	70	1,960
Del Monte Foods Co.	34,300	331,338
General Mills, Inc.	11,770	693,371
H.J. Heinz Co.	3,630	139,610
The Hershey Co.	5,500	219,725
Hormel Foods Corp.	4,600	165,186
The J.M. Smucker Co.	7,140	357,214
Kraft Foods, Inc. Class A	87,550	2,481,167
The Kroger Co.	6,240	133,411
Ralcorp Holdings, Inc. (a)	3,400	215,934
Safeway, Inc.	25,200	477,036
Sara Lee Corp.	31,700	337,288
Smithfield Foods, Inc. (a)	6,700	90,785
SUPERVALU, Inc.	15,000	222,450
Tyson Foods, Inc. Class A	15,600	178,308
		6,919,592
Forest Products & Paper – 0.4%
International Paper Co.	26,200	492,822
MeadWestvaco Corp.	11,400	222,186
Plum Creek Timber Co., Inc.	6,800	212,704
Rayonier, Inc.	2,700	105,273
Temple-Inland, Inc.	8,200	128,412
		1,161,397
Gas – 0.8%
AGL Resources, Inc.	5,560	186,927
Atmos Energy Corp.	6,450	175,182
Energen Corp.	4,400	181,808
NiSource, Inc.	19,390	249,937
Sempra Energy	19,310	1,012,423
Southern Union Co.	8,700	168,606
UGI Corp.	10,190	269,424
Vectren Corp.	5,450	133,852
		2,378,159
Hand & Machine Tools – 0.3%
The Black & Decker Corp.	4,230	159,048
Kennametal Inc.	3,600	76,752
Lincoln Electric Holdings, Inc.	1,600	67,808
Snap-on, Inc.	3,830	136,463
The Stanley Works	7,100	285,065
		725,136
Health Care — Products – 0.9%
Boston Scientific Corp. (a)	58,700	630,438
Hill-Rom Holdings, Inc.	2,300	39,422
Hologic, Inc. (a)	13,900	204,191
Inverness Medical Innovations, Inc. (a)	2,300	77,395
Johnson & Johnson	22,600	1,376,114
Kinetic Concepts, Inc. (a)	2,400	75,888
The Cooper Cos., Inc.	2,700	74,088
		2,477,536
Health Care — Services – 2.4%
Aetna, Inc.	17,420	469,817
CIGNA Corp.	15,000	426,000
Community Health Systems, Inc. (a)	4,700	133,104
Coventry Health Care, Inc. (a)	7,000	161,000
Health Net, Inc. (a)	21,000	284,130
Humana, Inc. (a)	5,600	183,960
LifePoint Hospitals, Inc. (a)	3,600	99,576
Lincare Holdings, Inc. (a)	700	18,326
Mednax, Inc. (a)	1,500	69,525
Thermo Fisher Scientific, Inc. (a)	23,210	1,050,949
UnitedHealth Group, Inc.	63,300	1,776,198
Universal Health Services, Inc. Class B	2,800	155,708
WellPoint, Inc. (a)	36,900	1,942,416
		6,770,709
Home Builders – 0.5%
Centex Corp. (a)	9,700	105,827
D.R. Horton, Inc.	30,700	355,813
KB Home	4,000	66,760
Lennar Corp. Class A	12,800	151,552
M.D.C. Holdings, Inc.	1,100	38,764
NVR, Inc. (a)	400	240,460
Pulte Homes, Inc.	12,000	136,440
Thor Industries, Inc.	10,800	258,228
Toll Brothers, Inc. (a)	9,700	189,732
		1,543,576
Home Furnishing – 0.1%
Harman International Industries, Inc.	600	14,808
Whirlpool Corp.	4,500	256,905
		271,713
Household Products – 0.3%
Avery Dennison Corp.	5,700	152,361
The Clorox Co.	1,000	61,010
Fortune Brands, Inc.	7,060	279,364
Jarden Corp. (a)	4,200	103,530
Kimberly-Clark Corp.	3,340	195,223
		791,488
Housewares – 0.1%
Newell Rubbermaid, Inc.	12,800	164,736
Insurance – 5.0%
Alleghany Corp. (a)	308	83,314
Allied World Assurance Holdings Ltd.	7,100	308,566
Allstate Corp.	24,900	670,059
American Financial Group, Inc.	8,600	209,754
American International Group, Inc.	2,102	27,620
American National Insurance	1,780	140,709
Aon Corp.	16,760	661,182
Arch Capital Group Ltd. (a)	4,600	286,074
Arthur J. Gallagher & Co.	500	11,450
Aspen Insurance Holdings Ltd.	10,700	266,109
Assurant, Inc.	5,690	145,209
Axis Capital Holdings Ltd.	7,800	221,988
Brown & Brown, Inc.	5,100	97,818
Chubb Corp.	16,360	755,505
Cincinnati Financial Corp.	10,220	246,813
CNA Financial Corp.	8,500	144,925
Endurance Specialty Holdings Ltd.	7,100	236,927
Erie Indemnity Co. Class A	2,150	80,518
Everest Re Group Ltd.	4,300	344,946
Fidelity National Financial, Inc. Class A	12,300	176,505
First American Corp.	9,800	289,590
Genworth Financial, Inc. Class A	20,860	143,934
The Hanover Insurance Group, Inc.	2,600	102,206

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	17,690	$291,708
HCC Insurance Holdings, Inc.	7,570	190,007
Lincoln National Corp.	8,298	175,835
Loews Corp.	16,420	492,928
Markel Corp. (a)	300	94,671
Marsh & McLennan Cos., Inc.	30,900	630,978
MBIA, Inc. (a)	59,400	248,886
Mercury General Corp.	3,690	129,408
Metlife, Inc.	26,840	911,218
Odyssey Re Holdings Corp.	6,100	281,820
Old Republic International Corp.	22,900	236,786
OneBeacon Insurance Group Ltd.	18,700	211,310
PartnerRe Ltd.	4,800	329,232
The Progressive Corp. (a)	28,400	442,472
Protective Life Corp.	4,180	62,491
Prudential Financial, Inc.	12,400	548,948
Reinsurance Group of America, Inc. Class A	2,150	89,225
RenaissanceRe Holdings Ltd.	2,800	140,700
StanCorp Financial Group, Inc.	4,070	140,089
Torchmark Corp.	3,840	149,990
The Travelers Cos., Inc.	35,969	1,549,185
Unitrin, Inc.	9,650	127,284
Unum Group	19,700	369,769
Validus Holdings Ltd.	11,500	261,050
W.R. Berkley Corp.	5,600	130,088
White Mountains Insurance Group Ltd.	600	154,800
XL Capital Ltd. Class A	7,250	102,080
		14,144,679
Internet – 0.5%
eBay, Inc. (a)	51,800	1,100,750
Expedia, Inc. (a)	1,000	20,710
IAC/InterActiveCorp (a)	3,450	63,515
Liberty Media Holding Corp. Interactive Class A (a)	35,300	235,098
		1,420,073
Iron & Steel – 1.1%
AK Steel Holding Corp.	6,700	131,789
Allegheny Technologies, Inc.	10,000	270,800
Carpenter Technology Corp.	4,100	76,629
Cliffs Natural Resources, Inc.	12,100	331,419
Nucor Corp.	28,100	1,249,607
Reliance Steel & Aluminum Co.	6,000	202,260
Schnitzer Steel Industries, Inc. Class A	500	26,885
Steel Dynamics, Inc.	18,700	305,932
United States Steel Corp.	14,690	583,928
		3,179,249
Leisure Time – 0.3%
Carnival Corp.	14,500	405,855
Harley-Davidson, Inc.	11,000	248,600
Royal Caribbean Cruises Ltd.	8,400	121,968
		776,423
Lodging – 0.2%
Marriott International, Inc. Class A	9,500	204,630
Starwood Hotels & Resorts Worldwide, Inc.	5,600	132,216
Wyndham Worldwide Corp.	10,500	146,475
		483,321
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	10,900	480,254
Terex Corp. (a)	5,600	85,008
		565,262
Machinery — Diversified – 0.5%
AGCO Corp. (a)	2,370	74,560
Cummins, Inc.	4,900	210,749
Eaton Corp.	13,000	674,960
Gardner Denver, Inc. (a)	4,900	143,031
IDEX Corp.	600	16,368
Rockwell Automation, Inc.	7,700	318,857
		1,438,525
Manufacturing – 4.4%
AptarGroup, Inc.	3,800	132,696
Carlisle Cos., Inc.	6,200	194,246
Cooper Industries Ltd. Class A	10,200	336,090
Crane Co.	3,020	64,084
Danaher Corp.	6,000	367,440
Dover Corp.	3,700	125,837
General Electric Co.	642,090	8,604,006
Illinois Tool Works, Inc.	27,700	1,123,235
ITT Corp.	10,100	498,940
Leggett & Platt, Inc.	14,710	255,219
Parker Hannifin Corp.	9,900	438,372
Pentair, Inc.	6,000	163,920
SPX Corp.	3,000	158,460
Teleflex, Inc.	1,420	68,103
Textron, Inc.	100	1,344
Trinity Industries, Inc.	4,800	67,008
		12,599,000
Media – 5.1%
Cablevision Systems Corp. Class A	13,500	276,345
CBS Corp. Class B	1,400	11,466
Comcast Corp. Class A	158,000	2,347,880
Discovery Communications, Inc., Series C (a)	1,200	26,880
DISH Network Corp. Class A (a)	12,100	205,095
Gannett Co., Inc.	13,300	93,100
Liberty Global, Inc. Class A (a)	16,000	335,200
Liberty Media Corp. Capital Class A (a)	5,800	84,564
Liberty Media Corp. Entertainment Class A (a)	51,300	1,434,861
Meredith Corp.	12,600	333,522
News Corp. Class A	137,600	1,421,408
Scripps Networks Interactive Class A	2,100	67,788
Time Warner Cable, Inc.	21,263	702,955
Time Warner, Inc.	113,090	3,014,979
Viacom, Inc. Class B (a)	51,300	1,188,108
The Walt Disney Co.	112,190	2,818,213
Washington Post Co. Class B	300	135,450
		14,497,814
Metal Fabricate & Hardware – 0.1%
Commercial Metals Co.	6,800	112,472
Timken Co.	4,800	97,824
		210,296

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining – 0.3%
Royal Gold, Inc.	1,500	$61,620
Southern Copper Corp.	2,800	72,128
Titanium Metals Corp.	10,800	90,396
Vulcan Materials Co.	10,400	493,792
		717,936
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	12,700	262,255
Xerox Corp.	59,760	489,434
		751,689
Oil & Gas – 15.4%
Anadarko Petroleum Corp.	29,750	1,433,950
Apache Corp.	20,450	1,716,777
Chesapeake Energy Corp.	800	17,152
Chevron Corp.	123,395	8,572,251
Cimarex Energy Co.	100	3,578
ConocoPhillips	90,048	3,935,998
Devon Energy Corp.	16,150	938,154
Encore Acquisition Co. (a)	3,200	113,920
ENSCO International, Inc.	11,600	439,524
Exxon Mobil Corp.	222,880	15,688,523
Frontier Oil Corp.	25,500	354,450
Helmerich & Payne, Inc.	4,400	151,184
Hess Corp.	10,500	579,600
Marathon Oil Corp.	42,900	1,383,525
Murphy Oil Corp.	11,500	669,300
Nabors Industries Ltd. (a)	32,100	546,342
Newfield Exploration Co. (a)	100	3,933
Noble Energy, Inc.	100	6,112
Occidental Petroleum Corp.	49,200	3,509,928
Patterson-UTI Energy, Inc.	17,900	247,199
Pioneer Natural Resources Co.	300	8,565
Pride International, Inc. (a)	7,600	190,532
Questar Corp.	10,500	347,235
Rowan Cos., Inc.	12,700	270,891
Sunoco, Inc.	7,100	175,299
Tesoro Corp.	24,900	325,941
Unit Corp. (a)	2,400	76,056
Valero Energy Corp.	32,064	577,152
XTO Energy, Inc.	35,200	1,416,096
		43,699,167
Oil & Gas Services – 1.5%
BJ Services Co.	33,100	469,358
Halliburton Co.	60,900	1,345,281
Helix Energy Solutions Group, Inc. (a)	13,400	140,566
National Oilwell Varco, Inc. (a)	47,400	1,703,556
Oil States International, Inc. (a)	6,700	181,704
Schlumberger Ltd.	200	10,700
SEACOR Holdings, Inc. (a)	2,300	182,804
Tidewater, Inc.	4,030	181,350
		4,215,319
Packaging & Containers – 0.4%
Ball Corp.	2,000	96,720
Bemis Co., Inc.	11,860	312,155
Owens-IIlinois, Inc. (a)	1,200	40,728
Packaging Corp. of America	4,800	94,416
Pactiv Corp. (a)	7,800	196,404
Sealed Air Corp.	11,200	205,968
Sonoco Products Co.	6,600	174,768
		1,121,159
Pharmaceuticals – 6.1%
AmerisourceBergen Corp.	1,980	39,046
Bristol-Myers Squibb Co.	53,400	1,160,916
Cardinal Health, Inc.	17,500	582,750
Eli Lilly & Co.	29,220	1,019,486
Endo Pharmaceuticals Holdings, Inc. (a)	12,100	254,221
Forest Laboratories, Inc. (a)	29,300	756,819
King Pharmaceuticals, Inc. (a)	19,920	180,674
Merck & Co., Inc.	31,310	939,613
Mylan, Inc. (a)	11,500	151,685
NBTY, Inc. (a)	1,100	39,820
Omnicare, Inc.	10,200	243,474
Pfizer, Inc.	531,030	8,459,308
Schering-Plough Corp.	15,200	402,952
Watson Pharmaceuticals, Inc. (a)	8,360	290,343
Wyeth	62,610	2,914,495
		17,435,602
Pipelines – 0.4%
El Paso Corp.	950	9,557
National Fuel Gas Co.	4,850	196,813
Oneok, Inc.	6,280	207,868
Spectra Energy Corp.	38,200	701,352
		1,115,590
Real Estate – 0.0%
Jones Lang Lasalle, Inc.	2,100	79,716
Real Estate Investment Trusts (REITS) – 2.2%
Alexandria Real Estate Equities, Inc.	1,800	68,598
AMB Property Corp.	6,600	130,746
Annaly Capital Management, Inc.	52,960	892,376
Apartment Investment & Management Co. Class A	7,000	65,660
AvalonBay Communities, Inc.	4,504	262,133
Boston Properties, Inc.	7,300	386,170
Brandywine Realty Trust	10,000	81,800
BRE Properties, Inc.	4,300	102,039
Camden Property Trust	2,800	82,628
CapitalSource, Inc.	11,600	53,824
Chimera Investment Corp.	40,600	145,348
Douglas Emmett, Inc.	7,300	74,168
Duke Realty Corp.	17,800	168,922
Equity Residential	17,100	410,400
Essex Property Trust, Inc.	1,600	104,016
HCP, Inc.	6,200	159,712
Hospitality Properties Trust	5,740	90,635
Host Hotels & Resorts, Inc.	36,400	330,512
HRPT Properties Trust	70,670	340,629
Kimco Realty Corp.	22,700	223,368
Liberty Property Trust	8,570	237,989
Mack-Cali Realty Corp.	3,860	107,732
Nationwide Health Properties, Inc.	1,600	46,432
ProLogis	35,000	307,650
Realty Income Corp.	6,300	148,554
Regency Centers Corp.	2,500	80,200
Senior Housing Properties Trust	7,200	134,352
SL Green Realty Corp.	4,700	121,166
UDR, Inc.	11,300	118,085
Ventas, Inc.	100	3,530
Vornado Realty Trust	8,100	413,262
Weingarten Realty Investors	23,000	354,890
		6,247,526

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 3.2%
Abercrombie & Fitch Co. Class A	2,600	$74,334
AutoNation, Inc. (a)	14,940	308,959
Barnes & Noble, Inc.	16,100	370,783
Big Lots, Inc. (a)	4,400	101,376
BJ's Wholesale Club, Inc. (a)	4,700	156,745
CVS Caremark Corp.	56,400	1,888,272
Foot Locker, Inc.	31,200	345,696
The Gap, Inc.	3,400	55,488
The Home Depot, Inc.	88,300	2,290,502
J.C. Penney Co., Inc.	13,600	410,040
Kohl's Corp. (a)	1,200	58,260
Limited Brands, Inc.	9,200	119,048
Lowe's Cos., Inc.	56,400	1,266,744
Macy's, Inc.	25,444	353,926
Office Depot, Inc. (a)	69,000	313,950
Penske Auto Group, Inc.	7,700	159,236
Phillips-Van Heusen Corp.	400	14,152
RadioShack Corp.	6,070	94,146
Sears Holdings Corp. (a)	4,910	325,729
Signet Jewelers Ltd.	13,700	302,496
		9,009,882
Savings & Loans – 0.4%
First Niagara Financial Group, Inc.	8,200	107,830
Hudson City Bancorp, Inc.	11,450	160,987
New York Community Bancorp, Inc.	25,890	283,237
People's United Financial, Inc.	21,100	342,875
TFS Financial Corp.	7,700	85,470
Washington Federal, Inc.	4,716	65,694
		1,046,093
Semiconductors – 0.8%
Advanced Micro Devices, Inc. (a)	600	2,196
Atmel Corp. (a)	27,400	114,258
Cypress Semiconductor Corp. (a)	38,200	405,684
Fairchild Semiconductor International, Inc. (a)	7,500	66,225
Integrated Device Technology, Inc. (a)	9,400	63,638
Intel Corp.	20,300	390,775
Intersil Corp. Class A	6,400	91,968
KLA-Tencor Corp.	10,300	328,364
LSI Corp. (a)	23,700	122,766
Micron Technology, Inc. (a)	40,600	259,434
Novellus Systems, Inc. (a)	20,280	396,880
PMC-Sierra, Inc. (a)	8,100	74,115
		2,316,303
Software – 0.3%
Activision Blizzard, Inc. (a)	10,900	124,805
Autodesk, Inc. (a)	3,100	67,611
Broadridge Financial Solutions Inc.	14,300	246,961
CA, Inc.	3,890	82,234
Compuware Corp. (a)	19,490	142,862
Fidelity National Information Services, Inc.	6,800	159,256
IMS Health, Inc.	11,700	140,400
		964,129
Telecommunications – 6.7%
Amdocs Ltd. (a)	6,300	150,696
AT&T, Inc.	357,714	9,382,838
CenturyTel, Inc.	10,251	321,779
CommScope, Inc. (a)	5,000	128,000
Corning, Inc.	15,700	266,900
Frontier Communications Corp.	10,700	74,900
Leap Wireless International, Inc. (a)	1,700	40,715
Motorola, Inc.	149,300	1,068,988
Qwest Communications International, Inc.	146,100	563,946
Sprint Nextel Corp. (a)	222,800	891,200
Telephone & Data Systems, Inc.	5,400	138,996
Tellabs, Inc. (a)	28,000	162,400
Verizon Communications, Inc.	171,858	5,511,486
Virgin Media, Inc.	17,700	184,965
Windstream Corp.	21,762	190,853
		19,078,662
Textiles – 0.1%
Cintas Corp.	7,800	196,404
Mohawk Industries, Inc. (a)	3,330	171,761
		368,165
Toys, Games & Hobbies – 0.0%
Hasbro, Inc.	2,470	65,455
Mattel, Inc.	3,800	66,804
		132,259
Transportation – 1.8%
Alexander & Baldwin, Inc.	2,700	78,894
Burlington Northern Santa Fe Corp.	11,400	895,926
Con-way, Inc.	2,200	100,210
CSX Corp.	28,100	1,127,372
FedEx Corp.	22,400	1,519,616
Frontline Ltd.	3,100	70,897
Kirby Corp. (a)	2,500	92,525
Norfolk Southern Corp.	13,900	601,175
Overseas Shipholding Group, Inc.	1,400	48,090
Ryder System, Inc.	2,290	80,448
Teekay Corp.	1,500	26,700
Union Pacific Corp.	10,300	592,456
		5,234,309
Trucking & Leasing – 0.0%
GATX Corp.	1,700	42,874
Water – 0.1%
Aqua America, Inc.	8,500	153,510
TOTAL COMMON STOCK (Cost $297,971,682)		283,226,707
TOTAL EQUITIES (Cost $297,971,682)		283,226,707
TOTAL LONG-TERM INVESTMENTS (Cost $297,971,682)		283,226,707
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$1,220,824	1,220,824
TOTAL SHORT-TERM INVESTMENTS (Cost $1,220,824)		1,220,824

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 100.3% (Cost $299,192,506) (c)	$284,447,531
Other Assets/ (Liabilities) – (0.3)%	(786,434)
NET ASSETS – 100.0%	$283,661,097

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $1,220,826. Collateralized by U.S. Government Agency obligations with rates ranging from 3.709% - 3.894%, maturity dates ranging from 3/01/34 - 4/01/34, and an aggregate market value, including accrued interest, of $1,245,423.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.4%
COMMON STOCK – 100.4%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	1,200	$6,252
Omnicom Group, Inc.	450	15,300
		21,552
Aerospace & Defense – 2.4%
The Boeing Co.	400	17,164
General Dynamics Corp.	800	44,312
Goodrich Corp.	300	15,408
L-3 Communications Holdings, Inc.	250	18,875
Lockheed Martin Corp.	700	52,332
Northrop Grumman Corp.	1,200	53,496
Raytheon Co.	1,350	63,383
Rockwell Collins, Inc.	300	12,660
United Technologies Corp.	1,850	100,769
		378,399
Agriculture – 2.1%
Altria Group, Inc.	2,900	50,837
Archer-Daniels-Midland Co.	2,300	69,276
Lorillard, Inc.	300	22,116
Philip Morris International, Inc.	3,800	177,080
Reynolds American, Inc.	300	13,053
		332,362
Airlines – 0.0%
Southwest Airlines Co.	500	3,925
Apparel – 0.2%
Nike, Inc. Class B	200	11,328
VF Corp.	200	12,938
		24,266
Auto Manufacturers – 0.3%
Ford Motor Co. (a)	4,800	38,400
Paccar, Inc.	200	6,930
		45,330
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	100	1,702
Johnson Controls, Inc.	850	21,998
		23,700
Banks – 5.3%
Bank of America Corp.	17,545	259,491
The Bank of New York Mellon Corp.	2,602	71,139
BB&T Corp.	1,400	32,032
Capital One Financial Corp.	809	24,836
Comerica, Inc.	300	7,152
Fifth Third Bancorp	1,050	9,975
First Horizon National Corp.	1,453	18,627
KeyCorp	850	4,913
M&T Bank Corp.	200	11,664
Marshall & Ilsley Corp.	450	2,718
Northern Trust Corp.	250	14,953
PNC Financial Services Group, Inc.	852	31,234
Regions Financial Corp.	990	4,376
State Street Corp.	500	25,150
SunTrust Banks, Inc.	450	8,775
U.S. Bancorp	2,150	43,881
Wells Fargo & Co.	10,616	259,667
Zions Bancorp	200	2,716
		833,299
Beverages – 2.1%
Brown-Forman Corp. Class B	300	13,185
The Coca-Cola Co.	2,100	104,664
Coca-Cola Enterprises, Inc.	950	17,851
Constellation Brands, Inc. Class A (a)	450	6,147
Dr. Pepper Snapple Group, Inc. (a)	1,000	24,610
Molson Coors Brewing Co. Class B	200	9,042
PepsiCo, Inc.	2,200	124,850
The Pepsi Bottling Group, Inc.	950	32,252
		332,601
Biotechnology – 1.2%
Amgen, Inc. (a)	1,900	118,389
Biogen Idec, Inc. (a)	600	28,530
Celgene Corp. (a)	100	5,696
Genzyme Corp. (a)	100	5,189
Life Technologies Corp. (a)	275	12,521
Millipore Corp. (a)	200	13,920
		184,245
Building Materials – 0.1%
Masco Corp.	850	11,841
Chemicals – 1.3%
Air Products & Chemicals, Inc.	200	14,920
CF Industries Holdings, Inc.	100	7,894
The Dow Chemical Co.	2,100	44,457
Du Pont (E.I.) de Nemours & Co.	1,300	40,209
Eastman Chemical Co.	200	9,932
Ecolab, Inc.	100	4,151
International Flavors & Fragrances, Inc.	100	3,526
Monsanto Co.	100	8,400
PPG Industries, Inc.	300	16,500
Praxair, Inc.	200	15,636
The Sherwin-Williams Co.	300	17,325
Sigma-Aldrich Corp.	400	20,300
		203,250
Coal – 0.1%
CONSOL Energy, Inc.	100	3,553
Massey Energy Co.	200	5,320
Peabody Energy Corp.	400	13,244
		22,117
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	500	34,520
Automatic Data Processing, Inc.	1,000	37,250
Convergys Corp. (a)	2,700	28,917
DeVry, Inc.	100	4,974
Donnelley (R.R.) & Sons Co.	350	4,865
Equifax, Inc.	250	6,512
H&R Block, Inc.	1,400	23,366
Iron Mountain, Inc. (a)	200	5,842
MasterCard, Inc. Class A	100	19,403
McKesson Corp.	700	35,805
Moody's Corp.	100	2,374
Paychex, Inc.	300	7,950
Robert Half International, Inc.	300	7,437
Total System Services, Inc.	300	4,404

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	1,450	$25,346
		248,965
Computers – 6.9%
Affiliated Computer Services, Inc. Class A (a)	200	9,482
Apple, Inc. (a)	1,900	310,441
Cognizant Technology Solutions Corp. Class A (a)	200	5,918
Computer Sciences Corp. (a)	650	31,310
Dell, Inc. (a)	2,200	29,436
EMC Corp. (a)	3,750	56,475
Hewlett-Packard Co.	4,350	188,355
International Business Machines Corp.	2,900	341,997
Lexmark International, Inc. Class A (a)	100	1,448
NetApp, Inc. (a)	650	14,599
SanDisk Corp. (a)	1,200	21,384
Sun Microsystems, Inc. (a)	1,100	10,087
Teradata Corp. (a)	1,200	29,484
Western Digital Corp. (a)	1,000	30,250
		1,080,666
Cosmetics & Personal Care – 1.9%
Avon Products, Inc.	100	3,238
Colgate-Palmolive Co.	600	43,464
The Estee Lauder Cos., Inc. Class A	100	3,644
The Procter & Gamble Co.	4,482	248,796
		299,142
Distribution & Wholesale – 0.2%
Fastenal Co.	100	3,557
Genuine Parts Co.	300	10,626
W.W. Grainger, Inc.	200	17,982
		32,165
Diversified Financial – 4.9%
American Express Co.	2,000	56,660
Ameriprise Financial, Inc.	510	14,178
The Charles Schwab Corp.	1,100	19,657
Citigroup, Inc.	12,250	38,832
CME Group, Inc.	100	27,883
Discover Financial Services	1,050	12,474
E*TRADE Financial Corp. (a)	1,000	1,500
Federated Investors, Inc. Class B	500	12,965
Franklin Resources, Inc.	200	17,736
The Goldman Sachs Group, Inc.	1,100	179,630
IntercontinentalExchange, Inc. (a)	100	9,406
Invesco Ltd.	500	9,875
JP Morgan Chase & Co.	7,115	274,995
Legg Mason, Inc.	200	5,628
Morgan Stanley	1,600	45,600
The NASDAQ OMX Group, Inc. (a)	200	4,226
NYSE Euronext	300	8,085
SLM Corp. (a)	2,600	23,114
T. Rowe Price Group, Inc.	200	9,342
		771,786
Electric – 3.4%
The AES Corp. (a)	1,200	15,348
Allegheny Energy, Inc.	100	2,521
Ameren Corp.	400	10,172
American Electric Power Co., Inc.	850	26,316
CenterPoint Energy, Inc.	400	4,820
CMS Energy Corp.	700	9,058
Consolidated Edison, Inc.	550	21,648
Constellation Energy Group, Inc.	400	11,480
Dominion Resources, Inc.	500	16,900
DTE Energy Co.	350	12,061
Duke Energy Corp.	2,030	31,424
Dynegy, Inc. Class A (a)	900	1,809
Edison International	500	16,160
Entergy Corp.	200	16,066
Exelon Corp.	1,200	61,032
FirstEnergy Corp.	400	16,480
FPL Group, Inc.	900	51,003
Integrys Energy Group, Inc.	100	3,378
Northeast Utilities	300	6,903
Pepco Holdings, Inc.	100	1,438
PG&E Corp.	650	26,241
Pinnacle West Capital Corp.	300	9,588
PPL Corp.	800	27,032
Progress Energy, Inc.	400	15,776
Public Service Enterprise Group, Inc.	1,300	42,185
SCANA Corp.	300	10,605
The Southern Co.	1,000	31,400
TECO Energy, Inc.	400	5,396
Wisconsin Energy Corp.	200	8,594
Xcel Energy, Inc.	850	16,949
		529,783
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	1,050	38,199
Molex, Inc.	500	8,880
		47,079
Electronics – 0.2%
Agilent Technologies, Inc. (a)	400	9,288
Amphenol Corp. Class A	100	3,335
FLIR Systems, Inc. (a)	300	6,447
Jabil Circuit, Inc.	400	3,664
PerkinElmer, Inc.	350	6,171
Waters Corp. (a)	100	5,025
		33,930
Engineering & Construction – 0.2%
Fluor Corp.	300	15,840
Jacobs Engineering Group, Inc. (a)	400	16,392
		32,232
Entertainment – 0.0%
International Game Technology	100	1,975
Environmental Controls – 0.6%
Republic Services, Inc.	1,270	33,782
Stericycle, Inc. (a)	100	5,120
Waste Management, Inc.	1,700	47,787
		86,689
Foods – 2.5%
Campbell Soup Co.	300	9,309
ConAgra Foods, Inc.	1,900	37,297
Dean Foods Co. (a)	1,300	27,547
General Mills, Inc.	600	35,346
H.J. Heinz Co.	200	7,692
The Hershey Co.	400	15,980
Hormel Foods Corp.	900	32,319
The J.M. Smucker Co.	400	20,012
Kellogg Co.	300	14,250
Kraft Foods, Inc. Class A	2,800	79,352
The Kroger Co.	1,300	27,794
McCormick & Co., Inc.	100	3,222

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway, Inc.	1,100	$20,823
Sara Lee Corp.	1,200	12,768
SUPERVALU, Inc.	300	4,449
Sysco Corp.	1,100	26,136
Tyson Foods, Inc. Class A	1,300	14,859
Whole Foods Market, Inc. (a)	200	4,838
		393,993
Forest Products & Paper – 0.3%
International Paper Co.	650	12,227
MeadWestvaco Corp.	400	7,796
Plum Creek Timber Co., Inc.	400	12,512
Weyerhaeuser Co.	200	7,008
		39,543
Gas – 0.3%
Nicor, Inc.	100	3,644
NiSource, Inc.	600	7,734
Sempra Energy	800	41,944
		53,322
Hand & Machine Tools – 0.2%
The Black & Decker Corp.	100	3,760
Snap-on, Inc.	100	3,563
The Stanley Works	400	16,060
		23,383
Health Care — Products – 2.9%
Baxter International, Inc.	600	33,822
Becton, Dickinson & Co.	400	26,060
Boston Scientific Corp. (a)	1,900	20,406
C.R. Bard, Inc.	200	14,714
Johnson & Johnson	4,450	270,960
Medtronic, Inc.	1,500	53,130
St. Jude Medical, Inc. (a)	100	3,771
Stryker Corp.	500	19,440
Varian Medical Systems, Inc. (a)	100	3,527
Zimmer Holdings, Inc. (a)	200	9,320
		455,150
Health Care — Services – 1.6%
Aetna, Inc.	700	18,879
CIGNA Corp.	450	12,780
Coventry Health Care, Inc. (a)	200	4,600
DaVita, Inc. (a)	100	4,970
Humana, Inc. (a)	400	13,140
Laboratory Corp. of America Holdings (a)	200	13,438
Quest Diagnostics, Inc.	300	16,386
Tenet Healthcare Corp. (a)	700	2,765
Thermo Fisher Scientific, Inc. (a)	700	31,696
UnitedHealth Group, Inc.	1,950	54,717
WellPoint, Inc. (a)	1,300	68,432
		241,803
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	100	2,450
Home Builders – 0.3%
Centex Corp. (a)	850	9,274
D.R. Horton, Inc.	1,350	15,646
KB Home	500	8,345
Lennar Corp. Class A	200	2,368
Pulte Homes, Inc.	600	6,822
		42,455
Home Furnishing – 0.1%
Harman International Industries, Inc.	200	4,936
Whirlpool Corp.	100	5,709
		10,645
Household Products – 0.6%
Avery Dennison Corp.	900	24,057
The Clorox Co.	250	15,252
Fortune Brands, Inc.	150	5,936
Kimberly-Clark Corp.	800	46,760
		92,005
Housewares – 0.1%
Newell Rubbermaid, Inc.	600	7,722
Insurance – 2.9%
AFLAC, Inc.	900	34,074
Allstate Corp.	1,150	30,947
American International Group, Inc.	5	66
Aon Corp.	450	17,753
Assurant, Inc.	100	2,552
Chubb Corp.	850	39,253
Cincinnati Financial Corp.	796	19,223
Genworth Financial, Inc. Class A	1,800	12,420
The Hartford Financial Services Group, Inc.	400	6,596
Lincoln National Corp.	549	11,633
Loews Corp.	800	24,016
Marsh & McLennan Cos., Inc.	600	12,252
MBIA, Inc. (a)	1,600	6,704
Metlife, Inc.	1,350	45,832
Principal Financial Group, Inc.	500	11,850
The Progressive Corp. (a)	1,000	15,580
Prudential Financial, Inc.	950	42,056
Torchmark Corp.	600	23,436
The Travelers Cos., Inc.	1,757	75,674
Unum Group	1,000	18,770
XL Capital Ltd. Class A	600	8,448
		459,135
Internet – 2.0%
Akamai Technologies, Inc. (a)	300	4,932
Amazon.com, Inc. (a)	600	51,456
eBay, Inc. (a)	1,600	34,000
Expedia, Inc. (a)	300	6,213
Google, Inc. Class A (a)	300	132,915
McAfee, Inc. (a)	500	22,290
Symantec Corp. (a)	1,400	20,902
VeriSign, Inc. (a)	50	1,022
Yahoo!, Inc. (a)	3,000	42,960
		316,690
Iron & Steel – 0.5%
AK Steel Holding Corp.	700	13,769
Allegheny Technologies, Inc.	600	16,248
Nucor Corp.	750	33,353
United States Steel Corp.	500	19,875
		83,245
Leisure Time – 0.1%
Carnival Corp.	200	5,598
Harley-Davidson, Inc.	200	4,520
		10,118
Lodging – 0.1%
Marriott International, Inc. Class A	301	6,484

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	100	$2,361
Wyndham Worldwide Corp.	200	2,790
Wynn Resorts Ltd. (a)	100	5,117
		16,752
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	400	17,624
Machinery — Diversified – 0.3%
Cummins, Inc.	100	4,301
Deere & Co.	100	4,374
Eaton Corp.	250	12,980
Flowserve Corp.	100	8,077
The Manitowoc Co., Inc.	100	618
Rockwell Automation, Inc.	300	12,423
		42,773
Manufacturing – 3.6%
3M Co.	1,200	84,624
Cooper Industries Ltd. Class A	650	21,417
Danaher Corp.	450	27,558
Dover Corp.	500	17,005
Eastman Kodak Co.	350	1,040
General Electric Co.	20,450	274,030
Honeywell International, Inc.	1,400	48,580
Illinois Tool Works, Inc.	648	26,276
ITT Corp.	350	17,290
Leggett & Platt, Inc.	1,150	19,953
Pall Corp.	200	6,016
Parker Hannifin Corp.	300	13,284
Textron, Inc.	250	3,360
		560,433
Media – 3.0%
CBS Corp. Class B	400	3,276
Comcast Corp. Class A	6,400	95,104
The DIRECTV Group, Inc. (a)	900	23,310
Gannett Co., Inc.	1,400	9,800
The McGraw-Hill Cos., Inc.	800	25,080
Meredith Corp.	1,300	34,411
New York Times Co. Class A	200	1,574
News Corp. Class A	3,500	36,155
Scripps Networks Interactive Class A	100	3,228
Time Warner Cable, Inc.	443	14,646
Time Warner, Inc.	3,866	103,067
Viacom, Inc. Class B (a)	1,500	34,740
The Walt Disney Co.	3,500	87,920
		472,311
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	100	7,981
Mining – 0.5%
Alcoa, Inc.	300	3,528
Freeport-McMoRan Copper & Gold, Inc.	436	26,291
Newmont Mining Corp.	600	24,810
Titanium Metals Corp.	1,300	10,881
Vulcan Materials Co.	200	9,496
		75,006
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	700	14,455
Xerox Corp.	1,400	11,466
		25,921
Oil & Gas – 9.5%
Anadarko Petroleum Corp.	500	24,100
Apache Corp.	500	41,975
Cabot Oil & Gas Corp.	100	3,513
Chesapeake Energy Corp.	250	5,360
Chevron Corp.	3,089	214,593
ConocoPhillips	2,893	126,453
Denbury Resources, Inc. (a)	100	1,660
Devon Energy Corp.	400	23,236
Diamond Offshore Drilling, Inc.	100	8,987
ENSCO International, Inc.	600	22,734
EOG Resources, Inc.	100	7,403
Exxon Mobil Corp.	9,750	686,302
Hess Corp.	250	13,800
Marathon Oil Corp.	900	29,025
Murphy Oil Corp.	500	29,100
Nabors Industries Ltd. (a)	1,000	17,020
Noble Energy, Inc.	100	6,112
Occidental Petroleum Corp.	1,550	110,577
Pioneer Natural Resources Co.	200	5,710
Questar Corp.	100	3,307
Range Resources Corp.	100	4,641
Rowan Cos., Inc.	1,100	23,463
Sunoco, Inc.	100	2,469
Tesoro Corp.	2,000	26,180
Valero Energy Corp.	500	9,000
XTO Energy, Inc.	1,000	40,230
		1,486,950
Oil & Gas Services – 1.0%
Baker Hughes, Inc.	300	12,150
BJ Services Co.	1,100	15,598
Cameron International Corp. (a)	400	12,492
FMC Technologies, Inc. (a)	200	8,700
Halliburton Co.	1,000	22,090
National Oilwell Varco, Inc. (a)	1,350	48,519
Schlumberger Ltd.	650	34,775
Smith International, Inc.	200	5,026
		159,350
Packaging & Containers – 0.7%
Ball Corp.	300	14,508
Bemis Co., Inc.	1,500	39,480
Owens-IIlinois, Inc. (a)	200	6,788
Pactiv Corp. (a)	900	22,662
Sealed Air Corp.	1,600	29,424
		112,862
Pharmaceuticals – 7.8%
Abbott Laboratories	2,700	121,473
Allergan, Inc.	300	16,029
AmerisourceBergen Corp.	600	11,832
Bristol-Myers Squibb Co.	4,100	89,134
Cardinal Health, Inc.	600	19,980
Cephalon, Inc. (a)	100	5,865
DENTSPLY International, Inc.	100	3,335
Eli Lilly & Co.	3,050	106,415
Express Scripts, Inc. (a)	300	21,012
Forest Laboratories, Inc. (a)	1,300	33,579
Gilead Sciences, Inc. (a)	400	19,572
Hospira, Inc. (a)	300	11,529
King Pharmaceuticals, Inc. (a)	1,500	13,605
Medco Health Solutions, Inc. (a)	1,000	52,860
Merck & Co., Inc.	3,300	99,033
Mylan, Inc. (a)	2,100	27,699
Patterson Cos., Inc. (a)	100	2,536

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	17,550	$279,571
Schering-Plough Corp.	3,700	98,087
Watson Pharmaceuticals, Inc. (a)	800	27,784
Wyeth	3,500	162,925
		1,223,855
Pipelines – 0.3%
El Paso Corp.	800	8,048
Spectra Energy Corp.	1,150	21,114
The Williams Cos., Inc.	600	10,014
		39,176
Real Estate Investment Trusts (REITS) – 0.7%
Apartment Investment & Management Co. Class A	114	1,069
AvalonBay Communities, Inc.	203	11,815
Boston Properties, Inc.	200	10,580
Equity Residential	550	13,200
HCP, Inc.	200	5,152
Health Care, Inc.	100	4,006
Host Hotels & Resorts, Inc.	600	5,448
Kimco Realty Corp.	200	1,968
ProLogis	1,300	11,427
Public Storage	200	14,514
Simon Property Group, Inc.	210	11,701
Ventas, Inc.	200	7,060
Vornado Realty Trust	204	10,408
		108,348
Retail – 6.4%
Abercrombie & Fitch Co. Class A	200	5,718
AutoNation, Inc. (a)	1,100	22,748
AutoZone, Inc. (a)	100	15,357
Bed Bath & Beyond, Inc. (a)	600	20,850
Best Buy Co., Inc.	500	18,685
Big Lots, Inc. (a)	350	8,064
Coach, Inc.	800	23,672
Costco Wholesale Corp.	400	19,800
CVS Caremark Corp.	1,500	50,220
Darden Restaurants, Inc.	300	9,717
Family Dollar Stores, Inc.	250	7,855
GameStop Corp. Class A (a)	200	4,378
The Gap, Inc.	1,600	26,112
The Home Depot, Inc.	4,000	103,760
J.C. Penney Co., Inc.	600	18,090
Kohl's Corp. (a)	500	24,275
Limited Brands, Inc.	2,100	27,174
Lowe's Cos., Inc.	2,100	47,166
Macy's, Inc.	922	12,825
McDonald's Corp.	1,600	88,096
Nordstrom, Inc.	100	2,644
O'Reilly Automotive, Inc. (a)	100	4,066
Office Depot, Inc. (a)	4,500	20,475
Polo Ralph Lauren Corp.	200	12,610
RadioShack Corp.	1,750	27,143
Sears Holdings Corp. (a)	300	19,902
Staples, Inc.	1,100	23,122
Starbucks Corp. (a)	900	15,930
Target Corp.	1,200	52,344
Tiffany & Co.	100	2,983
The TJX Cos., Inc.	800	28,984
Wal-Mart Stores, Inc.	3,500	174,580
Walgreen Co.	1,400	43,470
Yum! Brands, Inc.	500	17,730
		1,000,545
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	1,050	14,763
People's United Financial, Inc.	600	9,750
		24,513
Semiconductors – 2.3%
Advanced Micro Devices, Inc. (a)	400	1,464
Altera Corp.	200	3,738
Analog Devices, Inc.	450	12,316
Applied Materials, Inc.	200	2,760
Broadcom Corp. Class A (a)	800	22,584
Intel Corp.	5,600	107,800
KLA-Tencor Corp.	300	9,564
Linear Technology Corp.	400	10,748
LSI Corp. (a)	1,000	5,180
MEMC Electronic Materials, Inc. (a)	200	3,524
Microchip Technology, Inc.	200	5,386
Micron Technology, Inc. (a)	1,300	8,307
National Semiconductor Corp.	600	9,036
Novellus Systems, Inc. (a)	1,900	37,183
Nvidia Corp. (a)	1,300	16,809
QLogic Corp. (a)	300	3,915
Teradyne, Inc. (a)	300	2,364
Texas Instruments, Inc.	3,300	79,365
Xilinx, Inc.	400	8,676
		350,719
Software – 4.7%
Adobe Systems, Inc. (a)	850	27,557
Autodesk, Inc. (a)	300	6,543
BMC Software, Inc. (a)	550	18,716
CA, Inc.	706	14,925
Citrix Systems, Inc. (a)	300	10,680
Compuware Corp. (a)	500	3,665
Dun & Bradstreet Corp.	200	14,398
Electronic Arts, Inc. (a)	400	8,588
Fidelity National Information Services, Inc.	1,000	23,420
Fiserv, Inc. (a)	400	18,964
IMS Health, Inc.	2,300	27,600
Intuit, Inc. (a)	550	16,335
Microsoft Corp.	12,550	295,176
Novell, Inc. (a)	3,300	15,114
Oracle Corp.	9,083	201,007
Red Hat, Inc. (a)	600	13,698
Salesforce.com, Inc. (a)	200	8,668
		725,054
Telecommunications – 6.8%
American Tower Corp. Class A (a)	100	3,409
AT&T, Inc.	10,049	263,585
CenturyTel, Inc.	983	30,856
Ciena Corp. (a)	100	1,116
Cisco Systems, Inc. (a)	12,550	276,225
Corning, Inc.	1,800	30,600
Frontier Communications Corp.	1,200	8,400
Harris Corp.	200	6,262
JDS Uniphase Corp. (a)	400	2,344
Juniper Networks, Inc. (a)	850	22,211
Motorola, Inc.	4,800	34,368
Qualcomm, Inc.	3,200	147,872
Qwest Communications International, Inc.	6,600	25,476
Sprint Nextel Corp. (a)	7,800	31,200

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tellabs, Inc. (a)	1,600	$9,280
Verizon Communications, Inc.	5,050	161,954
Windstream Corp.	850	7,455
		1,062,613
Textiles – 0.0%
Cintas Corp.	200	5,036
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	250	6,625
Mattel, Inc.	500	8,790
		15,415
Transportation – 2.0%
Burlington Northern Santa Fe Corp.	200	15,718
C.H. Robinson Worldwide, Inc.	500	27,265
CSX Corp.	1,100	44,132
Expeditors International of Washington, Inc.	400	13,572
FedEx Corp.	300	20,352
Norfolk Southern Corp.	400	17,300
Ryder System, Inc.	100	3,513
Union Pacific Corp.	600	34,512
United Parcel Service, Inc. Class B	2,400	128,952
		305,316
TOTAL COMMON STOCK (Cost $15,088,145)		15,651,511
TOTAL EQUITIES (Cost $15,088,145)		15,651,511
TOTAL LONG-TERM INVESTMENTS (Cost $15,088,145)		15,651,511
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$62,455	62,455
TOTAL SHORT-TERM INVESTMENTS (Cost $62,455)		62,455
TOTAL INVESTMENTS – 100.8% (Cost $15,150,600) (c)		15,713,966
Other Assets/ (Liabilities) – (0.8)%		(118,526)
NET ASSETS – 100.0%		$15,595,440

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $62,455. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 2/16/17, and an aggregate market value, including accrued interest, of $66,825.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.8%
COMMON STOCK – 98.8%
Aerospace & Defense – 3.4%
The Boeing Co.	37,800	$1,621,998
United Technologies Corp.	83,100	4,526,457
		6,148,455
Agriculture – 3.0%
Philip Morris International, Inc.	116,690	5,437,754
Banks – 4.7%
Bank of America Corp.	188,083	2,781,747
Northern Trust Corp.	15,800	944,998
Regions Financial Corp.	179,600	793,832
State Street Corp.	55,100	2,771,530
U.S. Bancorp	57,000	1,163,370
		8,455,477
Biotechnology – 3.9%
Amgen, Inc. (a)	53,700	3,346,047
Celgene Corp. (a)	63,300	3,605,568
		6,951,615
Chemicals – 2.5%
CF Industries Holdings, Inc.	2,000	157,880
Monsanto Co.	23,200	1,948,800
Praxair, Inc.	30,400	2,376,672
		4,483,352
Commercial Services – 4.2%
Accenture Ltd. Class A	25,400	890,778
H&R Block, Inc.	50,400	841,176
Hewitt Associates, Inc. Class A (a)	27,300	817,089
MasterCard, Inc. Class A	13,100	2,541,793
Paychex, Inc.	33,600	890,400
Western Union Co.	86,900	1,519,012
		7,500,248
Computers – 2.7%
Apple, Inc. (a)	29,800	4,869,022
Cosmetics & Personal Care – 1.4%
Colgate-Palmolive Co.	34,800	2,520,912
Diversified Financial – 4.3%
American Express Co.	75,000	2,124,750
Discover Financial Services	85,700	1,018,116
Janus Capital Group, Inc.	9,100	124,306
JP Morgan Chase & Co.	77,700	3,003,105
The NASDAQ OMX Group, Inc. (a)	65,300	1,379,789
Teton Advisors, Inc. (a) (b)	6	14
		7,650,080
Electric – 3.5%
The AES Corp. (a)	289,900	3,707,821
Public Service Enterprise Group, Inc.	54,400	1,765,280
Wisconsin Energy Corp.	20,700	889,479
		6,362,580
Electronics – 0.0%
Coherent, Inc. (a)	100	1,962
Engineering & Construction – 1.0%
KBR, Inc.	86,200	1,826,578
Environmental Controls – 1.9%
Republic Services, Inc.	132,000	3,511,200
Foods – 3.4%
General Mills, Inc.	70,300	4,141,373
Unilever NV	69,700	1,907,621
		6,048,994
Health Care — Products – 1.0%
St. Jude Medical, Inc. (a)	47,700	1,798,767
Health Care — Services – 1.9%
Laboratory Corp. of America Holdings (a)	25,000	1,679,750
WellPoint, Inc. (a)	33,400	1,758,176
		3,437,926
Holding Company — Diversified – 0.6%
Leucadia National Corp. (a)	41,700	1,021,650
Insurance – 4.4%
Aon Corp.	44,300	1,747,635
Chubb Corp.	60,700	2,803,126
Lincoln National Corp.	31,100	659,009
OneBeacon Insurance Group Ltd.	100	1,130
Prudential Financial, Inc.	18,600	823,422
The Travelers Cos., Inc.	42,600	1,834,782
Unitrin, Inc.	200	2,638
		7,871,742
Internet – 3.4%
Check Point Software Technologies Ltd. (a)	56,900	1,518,661
eBay, Inc. (a)	49,400	1,049,750
Google, Inc. Class A (a)	8,200	3,633,010
		6,201,421
Manufacturing – 2.0%
Tyco International Ltd.	121,350	3,667,197
Media – 4.2%
Comcast Corp. Class A	27,200	404,192
Grupo Televisa SA Sponsored ADR (Mexico)	50,300	909,927
The McGraw-Hill Cos., Inc.	108,800	3,410,880
Time Warner Cable, Inc.	56,500	1,867,890
Washington Post Co. Class B	2,000	903,000
		7,495,889
Metal Fabricate & Hardware – 0.2%
Circor International, Inc.	100	2,306
Precision Castparts Corp.	5,400	430,974
		433,280
Office Furnishings – 0.0%
HNI Corp.	800	17,824
Oil & Gas – 8.7%
Chevron Corp.	53,410	3,710,393
Exxon Mobil Corp.	112,800	7,939,992
Murphy Oil Corp.	25,900	1,507,380
Occidental Petroleum Corp.	34,100	2,432,694
		15,590,459
Oil & Gas Services – 1.1%
Halliburton Co.	86,200	1,904,158
Packaging & Containers – 0.8%
Sealed Air Corp.	83,400	1,533,726
Pharmaceuticals – 7.6%
Abbott Laboratories	72,200	3,248,278
Cephalon, Inc. (a)	17,700	1,038,105
Mead Johnson Nutrition Co. Class A	24,600	895,686

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medco Health Solutions, Inc. (a)	54,900	$2,902,014
Merck & Co., Inc.	185,500	5,566,855
		13,650,938
Pipelines – 1.7%
Enterprise Products Partners LP	61,700	1,733,770
Plains All American Pipeline LP	27,800	1,344,408
		3,078,178
Retail – 7.3%
Advance Auto Parts, Inc.	37,900	1,752,117
Best Buy Co., Inc.	52,200	1,950,714
Bob Evans Farms, Inc.	400	11,608
GameStop Corp. Class A (a)	36,700	803,363
Lowe's Cos., Inc.	89,700	2,014,662
McDonald's Corp.	58,200	3,204,492
Wal-Mart Stores, Inc.	69,700	3,476,636
		13,213,592
Savings & Loans – 0.3%
People's United Financial, Inc.	33,100	537,875
Semiconductors – 1.4%
Texas Instruments, Inc.	68,800	1,654,640
Xilinx, Inc.	41,100	891,459
		2,546,099
Software – 4.6%
Adobe Systems, Inc. (a)	60,400	1,958,168
Fiserv, Inc. (a)	25,900	1,227,919
Microsoft Corp.	214,500	5,045,040
		8,231,127
Telecommunications – 5.6%
America Movil SAB de C.V. Sponsored ADR (Mexico)	65,000	2,795,650
CenturyTel, Inc.	6,439	202,120
Cisco Systems, Inc. (a)	208,400	4,586,884
Qualcomm, Inc.	52,300	2,416,783
		10,001,437
Transportation – 2.1%
Union Pacific Corp.	32,900	1,892,408
United Parcel Service, Inc. Class B	34,400	1,848,312
		3,740,720
TOTAL COMMON STOCK (Cost $173,235,286)		177,742,234
TOTAL EQUITIES (Cost $173,235,286)		177,742,234
MUTUAL FUNDS – 0.6%
Diversified Financial – 0.6%
SPDR Trust, Series 1	11,300	1,116,553
TOTAL MUTUAL FUNDS (Cost $1,088,396)		1,116,553
TOTAL LONG-TERM INVESTMENTS (Cost $174,323,682)		178,858,787
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (c)	$2,831,128	2,831,128
TOTAL SHORT-TERM INVESTMENTS (Cost $2,831,128)		2,831,128
TOTAL INVESTMENTS – 101.0% (Cost $177,154,810) (d)		181,689,915
Other Assets/ (Liabilities) – (1.0)%		(1,884,679)
NET ASSETS – 100.0%		$179,805,236

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,831,133. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 2/16/17, and an aggregate market value, including accrued interest, of $2,890,181.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Aerospace & Defense – 3.0%
General Dynamics Corp.	75,346	$4,173,415
Goodrich Corp.	57,520	2,954,227
Lockheed Martin Corp.	140,640	10,514,247
United Technologies Corp.	65,230	3,553,078
		21,194,967
Agriculture – 1.0%
Philip Morris International, Inc.	147,800	6,887,480
Apparel – 0.5%
Nike, Inc. Class B	64,080	3,629,491
Banks – 1.2%
Julius Baer Holding AG	78,639	3,746,960
Wells Fargo & Co.	190,690	4,664,278
		8,411,238
Beverages – 2.0%
PepsiCo, Inc.	250,580	14,220,415
Biotechnology – 3.6%
Amgen, Inc. (a)	89,150	5,554,936
Celgene Corp. (a)	208,809	11,893,761
Illumina, Inc. (a)	137,710	4,976,839
Vertex Pharmaceuticals, Inc. (a)	94,750	3,411,948
		25,837,484
Chemicals – 5.2%
Monsanto Co.	237,664	19,963,776
Potash Corp. of Saskatchewan, Inc.	65,790	6,119,128
Praxair, Inc.	143,550	11,222,739
		37,305,643
Commercial Services – 7.0%
Accenture Ltd. Class A	197,960	6,942,457
Apollo Group, Inc. Class A (a)	124,690	8,608,598
MasterCard, Inc. Class A	69,500	13,485,085
Quanta Services, Inc. (a)	155,020	3,613,516
SAIC, Inc. (a)	266,240	4,816,282
Visa, Inc. Class A	190,870	12,494,350
		49,960,288
Computers – 7.8%
Apple, Inc. (a)	123,192	20,128,341
Dell, Inc. (a)	311,500	4,167,870
Hewlett-Packard Co.	282,300	12,223,590
NetApp, Inc. (a)	335,869	7,543,618
Research In Motion Ltd. (a)	150,270	11,420,520
		55,483,939
Cosmetics & Personal Care – 1.0%
Colgate-Palmolive Co.	100,600	7,287,464
Diversified Financial – 5.8%
BM&F BOVESPA SA	903,040	5,836,211
The Charles Schwab Corp.	268,210	4,792,913
Credit Suisse Group	169,685	8,031,530
The Goldman Sachs Group, Inc.	56,370	9,205,221
IntercontinentalExchange, Inc. (a)	106,650	10,031,499
T. Rowe Price Group, Inc.	68,330	3,191,694
		41,089,068
Energy — Alternate Sources – 0.2%
First Solar, Inc. (a)	6,900	1,065,291
Engineering & Construction – 1.6%
ABB Ltd. (a)	610,665	11,157,447
Foods – 2.8%
Cadbury Schweppes PLC	507,187	5,007,129
Nestle SA	354,390	14,604,005
		19,611,134
Health Care — Products – 3.8%
Baxter International, Inc.	266,650	15,031,060
C.R. Bard, Inc.	43,825	3,224,205
Henry Schein, Inc. (a)	109,252	5,613,368
Stryker Corp.	73,870	2,872,066
		26,740,699
Health Care — Services – 1.8%
Thermo Fisher Scientific, Inc. (a)	233,080	10,553,862
UnitedHealth Group, Inc.	74,800	2,098,888
		12,652,750
Internet – 5.0%
eBay, Inc. (a)	337,033	7,161,951
F5 Networks, Inc. (a)	91,646	3,401,900
Google, Inc. Class A (a)	56,840	25,182,962
		35,746,813
Machinery — Construction & Mining – 0.7%
Joy Global, Inc.	126,880	4,717,398
Media – 2.2%
Cablevision Systems Corp. Class A	346,720	7,097,358
The McGraw-Hill Cos., Inc.	144,950	4,544,183
The Walt Disney Co.	164,900	4,142,288
		15,783,829
Oil & Gas – 6.0%
Apache Corp.	75,500	6,338,225
Occidental Petroleum Corp.	185,773	13,253,046
Range Resources Corp.	143,370	6,653,802
Southwestern Energy Co. (a)	107,500	4,453,725
XTO Energy, Inc.	297,767	11,979,166
		42,677,964
Oil & Gas Services – 2.8%
Cameron International Corp. (a)	156,910	4,900,299
Halliburton Co.	117,300	2,591,157
Schlumberger Ltd.	182,286	9,752,301
Weatherford International Ltd. (a)	145,470	2,729,017
		19,972,774
Pharmaceuticals – 8.9%
Abbott Laboratories	109,060	4,906,609
Allergan, Inc.	127,692	6,822,583
DENTSPLY International, Inc.	183,890	6,132,731
Express Scripts, Inc. (a)	177,530	12,434,201
Gilead Sciences, Inc. (a)	230,314	11,269,264
Medco Health Solutions, Inc. (a)	112,400	5,941,464
Novo Nordisk A/S Class B	66,900	3,912,879
Roche Holding AG	47,313	7,470,738
Shire Ltd.	302,510	4,513,436
		63,403,905
Real Estate – 0.4%
Jones Lang Lasalle, Inc.	79,210	3,006,812

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 5.3%
Bed Bath & Beyond, Inc. (a)	65,500	$2,276,125
Coach, Inc.	299,390	8,858,950
McDonald's Corp.	75,600	4,162,536
Polo Ralph Lauren Corp.	63,711	4,016,978
Staples, Inc.	267,180	5,616,124
Wal-Mart Stores, Inc.	258,100	12,874,028
		37,804,741
Semiconductors – 5.6%
Applied Materials, Inc.	424,900	5,863,620
Broadcom Corp. Class A (a)	363,668	10,266,348
MEMC Electronic Materials, Inc. (a)	237,460	4,184,045
Nvidia Corp. (a)	777,070	10,047,515
Texas Instruments, Inc.	397,300	9,555,065
		39,916,593
Software – 5.3%
Adobe Systems, Inc. (a)	305,156	9,893,158
Electronic Arts, Inc. (a)	119,300	2,561,371
Microsoft Corp.	396,924	9,335,652
MSCI, Inc. Class A (a)	275,659	7,704,669
Oracle Corp.	206,600	4,572,058
Salesforce.com, Inc. (a)	82,280	3,566,015
		37,632,923
Telecommunications – 6.6%
Crown Castle International Corp. (a)	360,219	10,352,694
Juniper Networks, Inc. (a)	207,400	5,419,362
NII Holdings, Inc. (a)	290,186	6,680,082
Qualcomm, Inc.	536,490	24,791,203
		47,243,341
Toys, Games & Hobbies – 1.0%
Nintendo Co. Ltd.	27,100	7,324,013
Transportation – 0.5%
Burlington Northern Santa Fe Corp.	44,740	3,516,117
TOTAL COMMON STOCK (Cost $679,085,652)		701,282,021
TOTAL EQUITIES (Cost $679,085,652)		701,282,021
TOTAL LONG-TERM INVESTMENTS (Cost $679,085,652)		701,282,021
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$13,557,183	13,557,183
TOTAL SHORT-TERM INVESTMENTS (Cost $13,557,183)		13,557,183
TOTAL INVESTMENTS – 100.5% (Cost $692,642,835) (c)		714,839,204
Other Assets/ (Liabilities) – (0.5)%		(3,769,541)
NET ASSETS – 100.0%		$711,069,663

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $13,557,206. Collateralized by U.S. Government Agency obligations with rates ranging from 3.458% - 5.038%, maturity dates ranging from 5/01/33 - 3/01/34, and an aggregate market value, including accrued interest, of $13,829,711.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.2%
COMMON STOCK – 100.2%
Advertising – 0.2%
Omnicom Group, Inc.	12,400	$421,600
Aerospace & Defense – 2.5%
Alliant Techsystems, Inc. (a)	2,700	212,544
BE Aerospace, Inc. (a)	3,000	48,480
General Dynamics Corp.	1,600	88,624
Goodrich Corp.	5,160	265,018
Lockheed Martin Corp.	11,330	847,031
Northrop Grumman Corp.	4,890	217,996
Raytheon Co.	18,810	883,129
Rockwell Collins, Inc.	4,980	210,156
TransDigm Group, Inc. (a)	2,500	95,725
United Technologies Corp.	27,170	1,479,950
		4,348,653
Agriculture – 3.4%
Altria Group, Inc.	77,170	1,352,790
Archer-Daniels-Midland Co.	33,500	1,009,020
Lorillard, Inc.	5,500	405,460
Philip Morris International, Inc.	70,470	3,283,902
		6,051,172
Airlines – 0.2%
Continental Airlines, Inc. Class B (a)	4,400	49,148
Copa Holdings SA Class A	5,200	210,808
Southwest Airlines Co.	4,900	38,465
		298,421
Apparel – 0.3%
Nike, Inc. Class B	7,700	436,128
VF Corp.	700	45,283
		481,411
Auto Manufacturers – 0.3%
Navistar International Corp. (a)	2,200	86,988
Paccar, Inc.	11,900	412,335
		499,323
Automotive & Parts – 0.4%
BorgWarner, Inc.	3,240	107,536
The Goodyear Tire & Rubber Co. (a)	3,600	61,272
Johnson Controls, Inc.	11,500	297,620
TRW Automotive Holdings Corp. (a)	500	8,415
WABCO Holdings, Inc.	10,800	205,308
		680,151
Banks – 1.4%
The Bank of New York Mellon Corp.	11,400	311,676
BOK Financial Corp.	2,900	121,481
Capital One Financial Corp.	4,300	132,010
Northern Trust Corp.	8,270	494,629
State Street Corp.	8,027	403,758
Wells Fargo & Co.	39,600	968,616
		2,432,170
Beverages – 3.4%
Brown-Forman Corp. Class B	2,425	106,579
The Coca-Cola Co.	46,780	2,331,515
Coca-Cola Enterprises, Inc.	9,500	178,505
Hansen Natural Corp. (a)	2,800	86,828
PepsiCo, Inc.	55,870	3,170,622
The Pepsi Bottling Group, Inc.	5,700	193,515
		6,067,564
Biotechnology – 2.5%
Amgen, Inc. (a)	36,400	2,268,084
Bio-Rad Laboratories, Inc. Class A (a)	600	46,464
Biogen Idec, Inc. (a)	11,190	532,084
Celgene Corp. (a)	9,800	558,208
Dendreon Corp. (a)	2,400	58,104
Genzyme Corp. (a)	9,600	498,144
Life Technologies Corp. (a)	5,445	247,911
Millipore Corp. (a)	2,050	142,680
Myriad Genetics, Inc. (a)	2,000	54,840
		4,406,519
Building Materials – 0.3%
Armstrong World Industries, Inc. (a)	400	9,840
Eagle Materials, Inc.	6,900	188,370
Lennox International, Inc.	3,010	104,899
Masco Corp.	9,900	137,907
		441,016
Chemicals – 1.8%
Air Products & Chemicals, Inc.	2,230	166,358
Albemarle Corp.	300	8,913
Ashland, Inc.	8,900	294,946
Celanese Corp. Class A	7,690	197,633
CF Industries Holdings, Inc.	2,500	197,350
Du Pont (E.I.) de Nemours & Co.	16,100	497,973
Ecolab, Inc.	1,200	49,812
FMC Corp.	3,300	160,512
International Flavors & Fragrances, Inc.	4,000	141,040
The Lubrizol Corp.	3,100	179,583
Monsanto Co.	5,360	450,240
Praxair, Inc.	1,300	101,634
RPM International, Inc.	3,600	57,456
The Sherwin-Williams Co.	4,190	241,973
Sigma-Aldrich Corp.	6,570	333,427
Terra Industries, Inc.	4,700	137,052
		3,215,902
Coal – 0.4%
Alpha Natural Resources, Inc. (a)	3,400	113,254
CONSOL Energy, Inc.	3,900	138,567
Foundation Coal Holdings, Inc.	1,100	39,523
Massey Energy Co.	1,460	38,836
Peabody Energy Corp.	10,300	341,033
Walter Energy, Inc.	2,000	98,720
		769,933
Commercial Services – 3.7%
Aaron's, Inc.	3,700	101,639
Accenture Ltd. Class A	21,790	764,175
Alliance Data Systems Corp. (a)	2,100	107,100
Apollo Group, Inc. Class A (a)	6,510	449,450

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Automatic Data Processing, Inc.	17,880	$666,030
Brink's Home Security Holdings, Inc. (a)	1,300	38,766
Career Education Corp. (a)	2,900	66,468
Convergys Corp. (a)	23,900	255,969
Corrections Corporation of America (a)	2,700	46,602
DeVry, Inc.	2,300	114,402
Donnelley (R.R.) & Sons Co.	1,800	25,020
Equifax, Inc.	7,360	191,728
FTI Consulting, Inc. (a)	1,400	76,202
Genpact Ltd. (a)	3,700	51,874
Global Payments, Inc.	2,650	112,095
H&R Block, Inc.	17,300	288,737
Hewitt Associates, Inc. Class A (a)	3,710	111,040
Hillenbrand, Inc.	800	14,496
Iron Mountain, Inc. (a)	5,200	151,892
ITT Educational Services, Inc. (a)	1,500	146,025
Lender Processing Services, Inc.	3,100	105,958
MasterCard, Inc. Class A	50	9,702
McKesson Corp.	7,700	393,855
Monster Worldwide, Inc. (a)	3,000	39,090
Moody's Corp.	5,400	128,196
Paychex, Inc.	7,000	185,500
Pharmaceutical Product Development, Inc.	2,500	51,925
Robert Half International, Inc.	4,900	121,471
SAIC, Inc. (a)	6,100	110,349
Strayer Education, Inc.	300	63,714
Total System Services, Inc.	5,100	74,868
Visa, Inc. Class A	15,700	1,027,722
Weight Watchers International, Inc.	200	5,576
Western Union Co.	25,020	437,350
		6,534,986
Computers – 10.2%
Affiliated Computer Services, Inc. Class A (a)	3,800	180,158
Apple, Inc. (a)	32,000	5,228,480
Cadence Design Systems, Inc. (a)	9,300	54,870
Cognizant Technology Solutions Corp. Class A (a)	10,400	307,736
Dell, Inc. (a)	60,900	814,842
Diebold, Inc.	1,700	47,124
DST Systems, Inc. (a)	5,920	262,434
EMC Corp. (a)	7,480	112,649
Hewlett-Packard Co.	65,980	2,856,934
IHS, Inc. Class A (a)	1,800	89,892
International Business Machines Corp.	58,270	6,871,781
MICROS Systems, Inc. (a)	2,800	76,692
NCR Corp. (a)	5,560	71,946
NetApp, Inc. (a)	11,760	264,130
SanDisk Corp. (a)	3,900	69,498
Seagate Technology	15,680	188,787
Synopsys, Inc. (a)	3,200	63,936
Teradata Corp. (a)	6,800	167,076
Western Digital Corp. (a)	13,130	397,182
		18,126,147
Cosmetics & Personal Care – 2.7%
Alberto-Culver Co.	2,700	69,174
Avon Products, Inc.	600	19,428
Colgate-Palmolive Co.	12,600	912,744
The Procter & Gamble Co.	68,557	3,805,599
		4,806,945
Distribution & Wholesale – 0.3%
Fastenal Co.	2,800	99,596
LKQ Corp. (a)	2,600	46,644
W.W. Grainger, Inc.	2,180	196,004
WESCO International, Inc. (a)	4,470	110,364
		452,608
Diversified Financial – 1.7%
Affiliated Managers Group, Inc. (a)	1,300	85,826
American Express Co.	5,800	164,314
AmeriCredit Corp. (a)	15,900	249,471
Ameriprise Financial, Inc.	3,900	108,420
BlackRock, Inc.	400	76,216
The Charles Schwab Corp.	32,700	584,349
CME Group, Inc.	200	55,766
Federated Investors, Inc. Class B	2,480	64,306
Franklin Resources, Inc.	2,670	236,776
The Goldman Sachs Group, Inc.	1,860	303,738
Greenhill & Co., Inc.	400	30,128
IntercontinentalExchange, Inc. (a)	2,400	225,744
Invesco Ltd.	2,300	45,425
Investment Technology Group, Inc. (a)	1,400	31,290
Lazard Ltd. Class A	2,100	77,679
Morgan Stanley	10,190	290,415
The NASDAQ OMX Group, Inc. (a)	1,700	35,921
NYSE Euronext	2,400	64,680
SLM Corp. (a)	20,800	184,912
TD Ameritrade Holding Corp. (a)	9,660	179,096
		3,094,472
Electric – 0.9%
The AES Corp. (a)	22,600	289,054
Allegheny Energy, Inc.	5,300	133,613
Calpine Corp. (a)	7,100	91,448
CenterPoint Energy, Inc.	8,900	107,245
Constellation Energy Group, Inc.	5,900	169,330
DPL, Inc.	330	7,904
Exelon Corp.	2,100	106,806
FPL Group, Inc.	1,900	107,673
NV Energy, Inc.	2,000	23,000
PPL Corp.	14,600	493,334
		1,529,407
Electrical Components & Equipment – 0.9%
AMETEK, Inc.	3,300	106,788
Emerson Electric Co.	26,510	964,434
Energizer Holdings, Inc. (a)	2,800	179,368
Hubbell, Inc. Class B	6,710	250,417
		1,501,007
Electronics – 1.0%
Agilent Technologies, Inc. (a)	10,920	253,562
Amphenol Corp. Class A	5,540	184,759
Arrow Electronics, Inc. (a)	1,400	36,078
Avnet, Inc. (a)	1,800	43,920
AVX Corp.	200	2,198
Dolby Laboratories, Inc. Class A (a)	2,030	84,509
FLIR Systems, Inc. (a)	4,400	94,556
Garmin Ltd.	9,240	255,578
Gentex Corp.	2,860	42,814

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Itron, Inc. (a)	1,100	$57,387
Mettler-Toledo, Inc. (a)	1,130	94,988
National Instruments Corp.	1,900	47,918
PerkinElmer, Inc.	3,270	57,650
Thomas & Betts Corp. (a)	7,200	191,808
Trimble Navigation Ltd. (a)	3,810	90,335
Vishay Intertechnology, Inc. (a)	16,900	120,159
Waters Corp. (a)	3,790	190,448
		1,848,667
Energy — Alternate Sources – 0.0%
First Solar, Inc. (a)	320	49,405
Engineering & Construction – 0.6%
Aecom Technology Corp. (a)	3,700	119,880
Fluor Corp.	5,300	279,840
Jacobs Engineering Group, Inc. (a)	6,300	258,174
McDermott International, Inc. (a)	70	1,368
The Shaw Group, Inc. (a)	3,400	100,096
URS Corp. (a)	6,700	339,020
		1,098,378
Entertainment – 0.1%
International Game Technology	8,700	171,825
Environmental Controls – 0.6%
Nalco Holding Co.	7,300	129,137
Republic Services, Inc.	5,300	140,980
Stericycle, Inc. (a)	1,830	93,696
Waste Connections, Inc. (a)	3,000	84,630
Waste Management, Inc.	22,610	635,567
		1,084,010
Foods – 1.7%
Campbell Soup Co.	4,900	152,047
Dean Foods Co. (a)	10,900	230,971
General Mills, Inc.	4,980	293,372
H.J. Heinz Co.	9,440	363,062
The Hershey Co.	2,900	115,855
Hormel Foods Corp.	3,600	129,276
Kellogg Co.	9,440	448,400
The Kroger Co.	19,560	418,193
McCormick & Co., Inc.	4,800	154,656
Sara Lee Corp.	6,400	68,096
Smithfield Foods, Inc. (a)	15,700	212,735
Sysco Corp.	19,700	468,072
		3,054,735
Forest Products & Paper – 0.0%
Plum Creek Timber Co., Inc.	1,500	46,920
Rayonier, Inc.	410	15,986
		62,906
Health Care — Products – 5.8%
Baxter International, Inc.	21,020	1,184,897
Beckman Coulter, Inc.	2,500	157,475
Becton, Dickinson & Co.	8,470	551,821
Boston Scientific Corp. (a)	19,000	204,060
C.R. Bard, Inc.	3,250	239,103
Edwards Lifesciences Corp. (a)	1,720	112,505
Gen-Probe, Inc. (a)	1,700	63,104
Henry Schein, Inc. (a)	3,500	179,830
Hill-Rom Holdings, Inc.	300	5,142
Hologic, Inc. (a)	4,000	58,760
IDEXX Laboratories, Inc. (a)	1,900	94,658
Inverness Medical Innovations, Inc. (a)	2,000	67,300
Johnson & Johnson	76,480	4,656,867
Kinetic Concepts, Inc. (a)	7,700	243,474
Medtronic, Inc.	40,490	1,434,156
ResMed, Inc. (a)	2,200	90,200
St. Jude Medical, Inc. (a)	7,540	284,333
Stryker Corp.	12,000	466,560
Techne Corp.	840	53,609
Varian Medical Systems, Inc. (a)	4,800	169,296
		10,317,150
Health Care — Services – 1.0%
Aetna, Inc.	5,700	153,729
CIGNA Corp.	3,180	90,312
Community Health Systems, Inc. (a)	5,300	150,096
Coventry Health Care, Inc. (a)	3,925	90,275
DaVita, Inc. (a)	2,600	129,220
Health Management Associates, Inc. Class A (a)	11,800	71,154
Humana, Inc. (a)	4,290	140,926
Laboratory Corp. of America Holdings (a)	3,410	229,118
Lincare Holdings, Inc. (a)	3,450	90,321
Mednax, Inc. (a)	970	44,960
Quest Diagnostics, Inc.	6,000	327,720
Thermo Fisher Scientific, Inc. (a)	1,300	58,864
WellPoint, Inc. (a)	3,900	205,296
		1,781,991
Home Builders – 0.3%
KB Home	5,000	83,450
M.D.C. Holdings, Inc.	2,100	74,004
NVR, Inc. (a)	260	156,299
Pulte Homes, Inc.	7,400	84,138
Thor Industries, Inc.	8,700	208,017
		605,908
Home Furnishing – 0.0%
Harman International Industries, Inc.	800	19,744
Household Products – 0.8%
Avery Dennison Corp.	4,200	112,266
Church & Dwight Co., Inc.	2,230	131,525
The Clorox Co.	4,580	279,426
Kimberly-Clark Corp.	13,370	781,477
The Scotts Miracle-Gro Co. Class A	2,000	78,100
		1,382,794
Housewares – 0.2%
Newell Rubbermaid, Inc.	1,200	15,444
The Toro Co.	7,240	250,938
		266,382
Insurance – 1.9%
AFLAC, Inc.	18,690	707,603
Arthur J. Gallagher & Co.	2,800	64,120
Axis Capital Holdings Ltd.	8,600	244,756
Brown & Brown, Inc.	2,600	49,868
CNA Financial Corp.	12,000	204,600
Endurance Specialty Holdings Ltd.	7,400	246,938
Erie Indemnity Co. Class A	90	3,371

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Financial, Inc. Class A	14,400	$206,640
Genworth Financial, Inc. Class A	5,600	38,640
The Hanover Insurance Group, Inc.	2,800	110,068
Lincoln National Corp.	2,400	50,856
Odyssey Re Holdings Corp.	5,200	240,240
Principal Financial Group, Inc.	9,500	225,150
The Progressive Corp. (a)	5,900	91,922
Prudential Financial, Inc.	8,940	395,774
Reinsurance Group of America, Inc. Class A	2,600	107,900
Validus Holdings Ltd.	9,500	215,650
W.R. Berkley Corp.	8,640	200,707
		3,404,803
Internet – 4.0%
Akamai Technologies, Inc. (a)	5,100	83,844
Amazon.com, Inc. (a)	11,700	1,003,392
eBay, Inc. (a)	9,330	198,263
Equinix, Inc. (a)	800	65,384
Expedia, Inc. (a)	5,900	122,189
F5 Networks, Inc. (a)	3,900	144,768
Google, Inc. Class A (a)	8,550	3,788,077
HLTH Corp. (a)	700	10,276
IAC/InterActiveCorp (a)	400	7,364
McAfee, Inc. (a)	6,530	291,107
Netflix, Inc. (a)	1,500	65,910
Priceline.com, Inc. (a)	1,500	194,430
Sohu.com, Inc. (a)	1,200	73,404
Symantec Corp. (a)	29,200	435,956
VeriSign, Inc. (a)	3,640	74,402
Yahoo!, Inc. (a)	39,800	569,936
		7,128,702
Iron & Steel – 0.1%
Cliffs Natural Resources, Inc.	7,040	192,826
Schnitzer Steel Industries, Inc. Class A	700	37,639
		230,465
Leisure Time – 0.1%
Carnival Corp.	4,200	117,558
WMS Industries, Inc. (a)	900	32,544
		150,102
Lodging – 0.2%
Marriott International, Inc. Class A	9,635	207,538
MGM MIRAGE (a)	3,300	23,859
Starwood Hotels & Resorts Worldwide, Inc.	700	16,527
Wyndham Worldwide Corp.	2,800	39,060
		286,984
Machinery — Construction & Mining – 0.1%
Bucyrus International, Inc. Class A	1,400	41,272
Caterpillar, Inc.	60	2,644
Joy Global, Inc.	3,200	118,976
		162,892
Machinery — Diversified – 0.3%
Cummins, Inc.	1,460	62,794
Flowserve Corp.	1,940	156,694
Graco, Inc.	1,200	29,688
IDEX Corp.	2,150	58,652
Rockwell Automation, Inc.	600	24,846
Roper Industries, Inc.	2,750	131,505
Wabtec Corp.	1,600	53,840
Zebra Technologies Corp. Class A (a)	1,250	30,550
		548,569
Manufacturing – 2.5%
3M Co.	24,580	1,733,382
The Brink's Co.	2,300	62,445
Carlisle Cos., Inc.	7,900	247,507
Cooper Industries Ltd. Class A	7,540	248,443
Danaher Corp.	5,710	349,680
Donaldson Co., Inc.	3,900	148,239
Dover Corp.	6,430	218,684
Harsco Corp.	1,600	44,016
Honeywell International, Inc.	25,760	893,872
ITT Corp.	650	32,110
Leggett & Platt, Inc.	8,400	145,740
Pall Corp.	3,600	108,288
Teleflex, Inc.	2,400	115,104
		4,347,510
Media – 0.8%
Comcast Corp. Class A	7,700	114,422
CTC Media, Inc. (a)	3,700	45,732
The DIRECTV Group, Inc. (a)	16,400	424,760
Discovery Communications, Inc., Series C (a)	9,300	208,320
FactSet Research Systems, Inc.	800	45,360
John Wiley & Sons, Inc. Class A	1,500	47,835
The McGraw-Hill Cos., Inc.	17,370	544,550
Scripps Networks Interactive Class A	1,800	58,104
		1,489,083
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	4,900	391,069
Mining – 0.7%
Alcoa, Inc.	16,200	190,512
Compass Minerals International, Inc.	600	31,914
Newmont Mining Corp.	18,900	781,515
Southern Copper Corp.	8,300	213,808
		1,217,749
Oil & Gas – 2.7%
Atwood Oceanics, Inc. (a)	2,400	69,216
Diamond Offshore Drilling, Inc.	2,000	179,740
ENSCO International, Inc.	2,100	79,569
Exxon Mobil Corp.	49,190	3,462,484
Frontier Oil Corp.	17,700	246,030
Helmerich & Payne, Inc.	1,600	54,976
Holly Corp.	2,200	46,794
Patterson-UTI Energy, Inc.	22,000	303,820
Petrohawk Energy Corp. (a)	500	12,140
Pride International, Inc. (a)	4,900	122,843
Range Resources Corp.	100	4,641
Rowan Cos., Inc.	2,000	42,660
Tesoro Corp.	18,500	242,165
		4,867,078

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services – 0.5%
Cameron International Corp. (a)	11,080	$346,028
Dresser-Rand Group, Inc. (a)	5,370	156,321
FMC Technologies, Inc. (a)	3,500	152,250
Oceaneering International, Inc. (a)	2,200	112,024
Smith International, Inc.	1,900	47,747
		814,370
Packaging & Containers – 0.5%
Ball Corp.	3,200	154,752
Crown Holdings, Inc. (a)	8,500	213,350
Owens-IIlinois, Inc. (a)	7,370	250,138
Pactiv Corp. (a)	12,100	304,678
		922,918
Pharmaceuticals – 6.6%
Abbott Laboratories	54,920	2,470,851
Allergan, Inc.	10,740	573,838
AmerisourceBergen Corp.	8,900	175,508
Bristol-Myers Squibb Co.	39,100	850,034
Cephalon, Inc. (a)	2,480	145,452
DENTSPLY International, Inc.	4,850	161,748
Eli Lilly & Co.	35,020	1,221,848
Express Scripts, Inc. (a)	6,380	446,855
Gilead Sciences, Inc. (a)	16,000	782,880
Herbalife Ltd.	1,940	66,755
Hospira, Inc. (a)	5,670	217,898
Medco Health Solutions, Inc. (a)	23,120	1,222,123
Merck & Co., Inc.	13,680	410,537
Mylan, Inc. (a)	16,000	211,040
NBTY, Inc. (a)	900	32,580
Omnicare, Inc.	6,690	159,690
OSI Pharmaceuticals, Inc. (a)	2,000	67,580
Patterson Cos., Inc. (a)	3,400	86,224
Perrigo Co.	2,800	75,992
Schering-Plough Corp.	49,100	1,301,641
Sepracor Inc. (a)	13,380	232,143
Valeant Pharmaceuticals International (a)	9,400	242,520
VCA Antech, Inc. (a)	1,200	30,696
Warner Chilcott Ltd. Class A (a)	4,160	62,816
Wyeth	10,600	493,430
		11,742,679
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	4,000	43,600
Real Estate Investment Trusts (REITS) – 0.4%
Digital Realty Trust, Inc.	1,400	56,770
HCP, Inc.	3,200	82,432
Health Care, Inc.	1,670	66,900
The Macerich Co.	2,977	58,558
Nationwide Health Properties, Inc.	3,800	110,276
Public Storage	4,100	297,537
Simon Property Group, Inc.	1,867	104,029
		776,502
Retail – 10.2%
Abercrombie & Fitch Co. Class A	3,100	88,629
Advance Auto Parts, Inc.	5,840	269,983
Aeropostale, Inc. (a)	2,400	87,360
American Eagle Outfitters, Inc.	6,000	86,340
AutoNation, Inc. (a)	12,300	254,364
AutoZone, Inc. (a)	1,940	297,926
Barnes & Noble, Inc.	11,200	257,936
Bed Bath & Beyond, Inc. (a)	9,200	319,700
Best Buy Co., Inc.	11,900	444,703
Big Lots, Inc. (a)	400	9,216
Brinker International, Inc.	5,200	86,528
Carmax, Inc. (a)	3,400	54,842
Chico's FAS, Inc. (a)	5,900	67,673
Chipotle Mexican Grill, Inc. Class A (a)	1,100	103,213
Coach, Inc.	13,000	384,670
Costco Wholesale Corp.	9,300	460,350
CVS Caremark Corp.	15,900	532,332
Darden Restaurants, Inc.	4,500	145,755
Dick's Sporting Goods, Inc. (a)	2,700	53,595
Dollar Tree, Inc. (a)	3,280	151,274
Family Dollar Stores, Inc.	4,930	154,900
Foot Locker, Inc.	21,000	232,680
GameStop Corp. Class A (a)	5,100	111,639
The Gap, Inc.	20,900	341,088
Guess?, Inc.	2,000	58,140
Hanesbrands, Inc. (a)	3,300	65,670
The Home Depot, Inc.	5,500	142,670
Kohl's Corp. (a)	10,100	490,355
Limited Brands, Inc.	16,000	207,040
Lowe's Cos., Inc.	16,500	370,590
McDonald's Corp.	29,800	1,640,788
MSC Industrial Direct Co., Inc. Class A	1,300	51,012
Nordstrom, Inc.	5,900	155,996
O'Reilly Automotive, Inc. (a)	2,900	117,914
Office Depot, Inc. (a)	23,500	106,925
Panera Bread Co. Class A (a)	1,000	54,960
Penske Auto Group, Inc.	5,800	119,944
PetSmart, Inc.	6,100	136,457
Phillips-Van Heusen Corp.	1,220	43,164
Polo Ralph Lauren Corp.	2,660	167,713
RadioShack Corp.	7,900	122,529
Ross Stores, Inc.	7,190	317,007
Staples, Inc.	25,400	533,908
Starbucks Corp. (a)	26,100	461,970
Target Corp.	26,700	1,164,654
Tiffany & Co.	4,000	119,320
Tim Hortons, Inc.	6,290	170,396
The TJX Cos., Inc.	14,060	509,394
Urban Outfitters, Inc. (a)	2,200	52,888
Wal-Mart Stores, Inc.	78,640	3,922,563
Walgreen Co.	35,300	1,096,065
Williams-Sonoma, Inc.	7,900	111,074
Yum! Brands, Inc.	16,340	579,416
		18,087,218
Savings & Loans – 0.1%
Capitol Federal Financial	300	11,049
Hudson City Bancorp, Inc.	8,920	125,415
		136,464
Semiconductors – 3.6%
Altera Corp.	6,300	117,747
Analog Devices, Inc.	9,480	259,468
Broadcom Corp. Class A (a)	17,400	491,202
Cree, Inc. (a)	3,700	118,622
Cypress Semiconductor Corp. (a)	20,600	218,772

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Integrated Device Technology, Inc. (a)	7,300	$49,421
Intel Corp.	69,460	1,337,105
Intersil Corp. Class A	1,300	18,681
Lam Research Corp. (a)	3,600	108,216
Linear Technology Corp.	7,120	191,314
Marvell Technology Group Ltd. (a)	22,300	297,482
Maxim Integrated Products, Inc.	9,100	161,252
MEMC Electronic Materials, Inc. (a)	4,400	77,528
Microchip Technology, Inc.	3,600	96,948
National Semiconductor Corp.	10,910	164,305
Novellus Systems, Inc. (a)	13,330	260,868
Nvidia Corp. (a)	18,400	237,912
ON Semiconductor Corp. (a)	17,600	128,480
QLogic Corp. (a)	7,500	97,875
Rambus, Inc. (a)	2,200	37,246
Rovi Corp. (a)	2,400	62,784
Silicon Laboratories, Inc. (a)	1,900	81,377
Teradyne, Inc. (a)	6,100	48,068
Texas Instruments, Inc.	60,850	1,463,442
Varian Semiconductor Equipment Associates, Inc. (a)	3,700	118,548
Xilinx, Inc.	9,810	212,779
		6,457,442
Software – 7.8%
Activision Blizzard, Inc. (a)	6,800	77,860
Adobe Systems, Inc. (a)	18,750	607,875
ANSYS, Inc. (a)	3,100	96,906
Autodesk, Inc. (a)	7,250	158,123
BMC Software, Inc. (a)	8,930	303,888
Broadridge Financial Solutions Inc.	13,060	225,546
CA, Inc.	10,700	226,198
Cerner Corp. (a)	1,900	123,652
Citrix Systems, Inc. (a)	5,600	199,360
Dun & Bradstreet Corp.	2,320	167,017
Electronic Arts, Inc. (a)	3,400	72,998
Fidelity National Information Services, Inc.	10,400	243,568
Fiserv, Inc. (a)	9,650	457,507
IMS Health, Inc.	6,150	73,800
Intuit, Inc. (a)	11,460	340,362
Metavante Technologies, Inc. (a)	3,000	92,400
Microsoft Corp.	276,660	6,507,043
MSCI, Inc. Class A (a)	2,900	81,055
Nuance Communications, Inc. (a)	7,500	99,000
Oracle Corp.	136,100	3,011,893
Red Hat, Inc. (a)	7,200	164,376
Salesforce.com, Inc. (a)	4,310	186,795
SEI Investments Co.	4,200	79,380
Sybase, Inc. (a)	4,100	146,780
VMware, Inc. Class A (a)	1,800	58,014
		13,801,396
Telecommunications – 5.6%
Amdocs Ltd. (a)	4,300	102,856
American Tower Corp. Class A (a)	14,215	484,589
Cisco Systems, Inc. (a)	207,110	4,558,491
Corning, Inc.	47,240	803,080
Crown Castle International Corp. (a)	1,900	54,606
Frontier Communications Corp.	4,000	28,000
Harris Corp.	4,770	149,349
Juniper Networks, Inc. (a)	17,420	455,185
Leap Wireless International, Inc. (a)	2,000	47,900
MetroPCS Communications, Inc. (a)	6,700	79,395
Motorola, Inc.	5,200	37,232
NeuStar, Inc. Class A (a)	3,900	88,452
NII Holdings, Inc. (a)	400	9,208
Qualcomm, Inc.	58,890	2,721,307
SBA Communications Corp. Class A (a)	5,170	134,885
TW Telecom, Inc. (a)	6,600	65,340
Windstream Corp.	11,570	101,469
		9,921,344
Textiles – 0.0%
Cintas Corp.	800	20,144
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	1,770	46,905
Marvel Entertainment, Inc. (a)	1,000	39,560
Mattel, Inc.	5,700	100,206
		186,671
Transportation – 1.5%
C.H. Robinson Worldwide, Inc.	6,000	327,180
Expeditors International of Washington, Inc.	6,700	227,331
J.B. Hunt Transport Services, Inc.	2,200	61,490
Kirby Corp. (a)	1,340	49,593
Landstar System, Inc.	1,760	64,557
Norfolk Southern Corp.	1,760	76,120
Union Pacific Corp.	9,600	552,192
United Parcel Service, Inc. Class B	24,600	1,321,758
UTI Worldwide, Inc. (a)	3,000	37,860
		2,718,081
Trucking & Leasing – 0.1%
GATX Corp.	4,300	108,446
TOTAL COMMON STOCK (Cost $168,077,984)		177,865,583
TOTAL EQUITIES (Cost $168,077,984)		177,865,583
TOTAL LONG-TERM INVESTMENTS (Cost $168,077,984)		177,865,583
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$497,014	497,014
TOTAL SHORT-TERM INVESTMENTS (Cost $497,014)		497,014
TOTAL INVESTMENTS – 100.5% (Cost $168,574,998) (c)		178,362,597
Other Assets/ (Liabilities) – (0.5)%		(831,600)
NET ASSETS – 100.0%		$177,530,997

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $497,015. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 10/01/17, and an aggregate market value, including accrued interest, of $507,728.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 90.9%
COMMON STOCK – 90.9%
Aerospace & Defense – 1.3%
Goodrich Corp.	12,449	$639,381
Agriculture – 1.9%
Lorillard, Inc.	12,450	917,814
Auto Manufacturers – 1.7%
Navistar International Corp. (a)	20,752	820,534
Automotive & Parts – 1.2%
The Goodyear Tire & Rubber Co. (a)	33,203	565,115
Banks – 1.2%
Comerica, Inc.	6,230	148,523
Cullen/Frost Bankers, Inc.	3,110	149,373
KeyCorp	31,130	179,932
Zions Bancorp	6,230	84,603
		562,431
Beverages – 1.9%
Molson Coors Brewing Co. Class B	20,600	931,326
Biotechnology – 0.7%
Charles River Laboratories International, Inc. (a)	10,380	343,267
Chemicals – 2.4%
Intrepid Potash, Inc. (a)	7,290	184,145
The Lubrizol Corp.	17,022	986,085
		1,170,230
Coal – 1.1%
Peabody Energy Corp.	16,598	549,560
Commercial Services – 2.1%
TeleTech Holdings, Inc. (a)	62,258	1,040,954
Computers – 2.0%
Affiliated Computer Services, Inc. Class A (a)	12,450	590,255
Seagate Technology	31,130	374,805
		965,060
Diversified Financial – 3.2%
Affiliated Managers Group, Inc. (a)	5,192	342,776
Investment Technology Group, Inc. (a)	20,754	463,852
National Financial Partners Corp.	39,946	299,595
SLM Corp. (a)	51,880	461,213
		1,567,436
Electric – 7.7%
Allegheny Energy, Inc.	18,680	470,923
Cleco Corp.	31,132	737,517
CMS Energy Corp.	103,753	1,342,564
NRG Energy, Inc. (a)	16,996	462,461
NV Energy, Inc.	62,250	715,875
		3,729,340
Electrical Components & Equipment – 1.6%
Energizer Holdings, Inc. (a)	8,300	531,698
General Cable Corp. (a)	6,230	241,537
		773,235
Electronics – 2.3%
Agilent Technologies, Inc. (a)	31,123	722,676
Amphenol Corp. Class A	12,447	415,107
		1,137,783
Engineering & Construction – 0.7%
Foster Wheeler AG (a)	14,530	335,643
Entertainment – 1.5%
Bally Technologies, Inc. (a)	6,230	225,588
Pinnacle Entertainment, Inc. (a)	51,878	520,337
		745,925
Foods – 2.6%
Campbell Soup Co.	17,640	547,369
The Kroger Co.	34,330	733,976
		1,281,345
Forest Products & Paper – 0.5%
Weyerhaeuser Co.	7,500	262,800
Gas – 0.5%
Southern Union Co.	12,447	241,223
Health Care — Services – 4.7%
Aetna, Inc.	24,900	671,553
Covance, Inc. (a)	6,740	371,711
DaVita, Inc. (a)	15,630	776,811
Thermo Fisher Scientific, Inc. (a)	10,250	464,120
		2,284,195
Insurance – 9.0%
ACE Ltd.	18,673	916,097
Assurant, Inc.	41,500	1,059,080
Everest Re Group Ltd.	14,370	1,152,762
Fidelity National Financial, Inc. Class A	41,506	595,611
Transatlantic Holdings, Inc.	13,490	638,212
		4,361,762
Internet – 1.0%
McAfee, Inc. (a)	10,351	461,447
Investment Companies – 0.7%
Fifth Street Finance Corp.	31,130	322,195
Iron & Steel – 1.0%
Nucor Corp.	10,380	461,599
Machinery — Construction & Mining – 1.0%
Joy Global, Inc.	12,448	462,817
Manufacturing – 3.7%
ITT Corp.	11,410	563,654
Tyco International Ltd.	41,500	1,254,130
		1,817,784
Media – 3.1%
Cablevision Systems Corp. Class A	37,350	764,554
Time Warner Cable, Inc.	22,310	737,569
		1,502,123
Oil & Gas – 4.7%
Cabot Oil & Gas Corp.	13,490	473,904
EQT Corp.	18,160	696,981
Noble Energy, Inc.	8,300	507,296
Range Resources Corp.	12,448	577,711
		2,255,892
Oil & Gas Services – 1.2%
Weatherford International Ltd. (a)	31,126	583,924
Pharmaceuticals – 3.5%
Cephalon, Inc. (a)	4,150	243,398
Hospira, Inc. (a)	20,750	797,422
Shire PLC	14,350	643,023
		1,683,843

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 1.6%
BioMed Realty Trust, Inc.	20,756	$242,430
ProLogis	62,250	547,177
		789,607
Retail – 5.1%
Advance Auto Parts, Inc.	10,373	479,544
Bed Bath & Beyond, Inc. (a)	16,600	576,850
Burger King Holdings Inc.	31,150	530,173
Chico's FAS, Inc. (a)	24,900	285,603
Phillips-Van Heusen Corp.	16,600	587,308
		2,459,478
Savings & Loans – 0.9%
NewAlliance Bancshares, Inc.	37,357	457,623
Semiconductors – 3.1%
Lam Research Corp. (a)	12,450	374,247
LSI Corp. (a)	83,130	430,613
Marvell Technology Group Ltd. (a)	20,750	276,805
Varian Semiconductor Equipment Associates, Inc. (a)	12,449	398,866
		1,480,531
Software – 0.7%
Electronic Arts, Inc. (a)	16,598	356,359
Telecommunications – 3.8%
ADC Telecommunications, Inc. (a)	20,730	150,914
Crown Castle International Corp. (a)	20,750	596,355
Juniper Networks, Inc. (a)	20,750	542,198
NII Holdings, Inc. (a)	24,900	573,198
		1,862,665
Toys, Games & Hobbies – 1.4%
Mattel, Inc.	37,350	656,613
Transportation – 1.7%
Atlas Air Worldwide Holdings, Inc. (a)	17,640	440,294
Norfolk Southern Corp.	9,340	403,955
		844,249
Trucking & Leasing – 0.9%
Aircastle Ltd.	62,250	451,935
TOTAL COMMON STOCK (Cost $41,587,282)		44,137,043
TOTAL EQUITIES (Cost $41,587,282)		44,137,043
MUTUAL FUNDS – 0.5%
Diversified Financial – 0.5%
SPDR KBW Regional Banking ETF	12,450	259,209
TOTAL MUTUAL FUNDS (Cost $289,467)		259,209
TOTAL LONG-TERM INVESTMENTS (Cost $41,876,749)		44,396,252
	Principal Amount
SHORT-TERM INVESTMENTS – 9.0%
Repurchase Agreement – 9.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$4,351,358	4,351,358
TOTAL SHORT-TERM INVESTMENTS (Cost $4,351,358)		4,351,358
TOTAL INVESTMENTS – 100.4% (Cost $46,228,107) (c)		48,747,610
Other Assets/ (Liabilities) – (0.4)%		(175,135)
NET ASSETS – 100.0%		$48,572,475

Notes to Portfolio of Investments
ETF	Exchange-traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $4,351,366. Collateralized by U.S. Government Agency obligations with a rate of 5.375%, maturity date of 8/15/09, and an aggregate market value, including accrued interest, of $4,440,478.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.0%
COMMON STOCK – 96.0%
Aerospace & Defense – 3.0%
AAR CORP. (a)	16,200	$309,906
Teledyne Technologies, Inc. (a)	3,800	124,374
		434,280
Airlines – 1.1%
SkyWest, Inc.	12,800	162,304
Banks – 10.4%
First Financial Bankshares, Inc.	3,500	184,345
NBT Bancorp, Inc.	5,300	121,582
Oriental Financial Group Inc.	14,600	206,006
Prosperity Bancshares, Inc.	8,000	268,080
Republic Bancorp, Inc. Class A	7,000	168,770
S&T Bancorp, Inc.	6,300	86,373
Signature Bank (a)	5,000	147,400
Sterling Bancorp	7,700	62,139
Trico Bancshares	7,600	126,388
UMB Financial Corp.	3,000	125,160
		1,496,243
Building Materials – 3.1%
Comfort Systems USA, Inc.	27,300	321,594
Gibraltar Industries, Inc.	16,800	130,536
		452,130
Chemicals – 4.4%
A. Schulman, Inc.	15,000	319,650
Minerals Technologies, Inc.	3,400	147,798
PolyOne Corp. (a)	38,200	163,878
		631,326
Commercial Services – 4.1%
Advance America Cash Advance Centers, Inc.	11,500	63,480
Deluxe Corp.	7,700	120,505
ICT Group, Inc. (a)	18,400	189,888
Kforce, Inc. (a)	10,000	97,400
PHH Corp. (a)	6,700	122,811
		594,084
Computers – 3.8%
Agilysys, Inc.	26,000	122,460
CACI International, Inc. Class A (a)	5,600	258,720
Ciber, Inc. (a)	48,272	159,780
		540,960
Cosmetics & Personal Care – 1.0%
Inter Parfums, Inc.	13,400	136,948
Distribution & Wholesale – 2.7%
Owens & Minor, Inc.	5,500	243,650
Watsco, Inc.	2,800	146,888
		390,538
Diversified Financial – 1.9%
National Financial Partners Corp.	9,900	74,250
World Acceptance Corp. (a)	8,200	194,504
		268,754
Electric – 2.3%
NorthWestern Corp.	12,500	302,500
PNM Resources, Inc.	2,800	34,160
		336,660
Electrical Components & Equipment – 0.8%
Belden Inc.	6,800	119,272
Electronics – 2.4%
CTS Corp.	24,200	204,006
Technitrol, Inc.	20,100	145,926
		349,932
Engineering & Construction – 3.9%
Emcor Group, Inc. (a)	13,600	328,032
Granite Construction, Inc.	7,000	237,160
		565,192
Foods – 0.8%
Nash Finch Co.	3,700	113,590
Forest Products & Paper – 2.4%
Glatfelter	7,500	77,625
Wausau Paper Corp.	27,800	261,320
		338,945
Health Care — Services – 0.8%
Gentiva Health Services, Inc. (a)	5,100	108,528
Insurance – 9.0%
Harleysville Group, Inc.	4,300	133,386
Infinity Property & Casualty Corp.	2,000	83,080
Montpelier Re Holdings Ltd.	11,000	172,480
National Interstate Corp.	4,200	75,684
Platinum Underwriters Holdings Ltd.	6,100	205,875
RLI Corp.	3,200	158,752
SeaBright Insurance Holdings, Inc. (a)	12,200	118,584
Selective Insurance Group	8,200	122,508
Zenith National Insurance Corp.	9,600	229,152
		1,299,501
Iron & Steel – 0.5%
Olympic Steel, Inc.	2,600	66,326
Manufacturing – 1.9%
EnPro Industries, Inc. (a)	9,790	174,458
Griffon Corp. (a)	2,400	23,136
Sturm, Ruger & Co., Inc.	6,600	82,368
		279,962
Media – 0.7%
Mediacom Communications Corp. (a)	21,700	103,943
Metal Fabricate & Hardware – 0.8%
Mueller Water Products, Inc. Class A	31,000	119,660
Oil & Gas – 1.8%
Delek US Holdings, Inc.	14,700	125,244
Western Refining, Inc. (a)	20,500	133,455
		258,699
Oil & Gas Services – 2.0%
Hornbeck Offshore Services, Inc. (a)	3,600	78,408
Lufkin Industries, Inc.	4,700	213,380
		291,788
Real Estate Investment Trusts (REITS) – 5.9%
Extra Space Storage, Inc.	14,900	130,822
Inland Real Estate Corp.	21,700	160,146

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Parkway Properties, Inc.	16,400	$232,388
Pennsylvania Real Estate Investment Trust	40,700	215,303
U-Store-It Trust	22,500	109,125
		847,784
Retail – 15.0%
Asbury Automotive Group Inc. (a)	15,800	221,042
Bob Evans Farms, Inc.	9,900	287,298
The Buckle, Inc.	4,000	123,760
Cabelas, Inc. (a)	16,900	273,949
Cash America International, Inc.	7,300	195,129
Charlotte Russe Holding, Inc. (a)	14,100	211,641
Cracker Barrel Old Country Store, Inc.	8,800	253,968
Genesco, Inc. (a)	6,200	134,664
The Pantry, Inc. (a)	10,400	182,520
The Pep Boys-Manny, Moe & Jack	27,200	270,096
		2,154,067
Savings & Loans – 1.5%
Flushing Financial Corp.	7,100	75,331
Provident New York Bancorp	14,000	135,800
		211,131
Telecommunications – 6.3%
Anaren, Inc. (a)	7,800	140,244
Arris Group, Inc. (a)	12,800	155,904
Black Box Corp.	7,300	200,531
Extreme Networks (a)	30,500	69,235
General Communication, Inc. Class A (a)	7,593	52,012
RF Micro Devices, Inc. (a)	19,200	99,840
USA Mobility, Inc.	14,300	193,050
		910,816
Trucking & Leasing – 0.9%
TAL International Group, Inc.	11,100	123,099
Water – 0.8%
California Water Service Group	3,100	117,398
TOTAL COMMON STOCK (Cost $13,538,441)		13,823,860
TOTAL EQUITIES (Cost $13,538,441)		13,823,860
TOTAL LONG-TERM INVESTMENTS (Cost $13,538,441)		13,823,860
	Principal Amount
SHORT-TERM INVESTMENTS – 3.0%
Repurchase Agreement – 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$437,316	437,316
TOTAL SHORT-TERM INVESTMENTS (Cost $437,316)		437,316
TOTAL INVESTMENTS – 99.0% (Cost $13,975,757) (c)		14,261,176
Other Assets/ (Liabilities) – 1.0%		142,785
NET ASSETS – 100.0%		$14,403,961

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $437,317. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 10/01/17, and an aggregate market value, including accrued interest, of $446,194.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.2%
COMMON STOCK – 96.2%
Advertising – 0.3%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	4,810	$42,088
Harte-Hanks, Inc.	6,866	74,290
inVentiv Health Inc. (a)	10,198	156,437
Marchex, Inc. Class B	2,200	9,636
		282,451
Aerospace & Defense – 1.1%
BE Aerospace, Inc. (a)	32,810	530,209
Cubic Corp.	2,340	91,634
Ducommun, Inc.	3,160	54,605
Esterline Technologies Corp. (a)	4,290	121,965
Triumph Group, Inc.	4,450	177,733
		976,146
Agriculture – 0.3%
The Andersons, Inc.	3,608	116,250
Universal Corp.	4,763	181,327
		297,577
Airlines – 0.4%
Allegiant Travel Co. (a)	2,650	114,771
Hawaiian Holdings, Inc. (a)	14,016	89,562
Republic Airways Holdings, Inc. (a)	12,280	62,874
SkyWest, Inc.	9,500	120,460
		387,667
Apparel – 0.6%
Carter's, Inc. (a)	6,382	180,866
Oxford Industries, Inc.	4,411	60,475
Perry Ellis International, Inc. (a)	3,860	29,761
Steven Madden Ltd. (a)	2,842	91,114
The Timberland Co. Class A (a)	12,917	176,188
		538,404
Auto Manufacturers – 0.1%
Force Protection, Inc. (a)	11,427	59,078
Automotive & Parts – 0.3%
ATC Technology Corp. (a)	4,192	87,697
Spartan Motors, Inc.	2,780	19,460
WABCO Holdings, Inc.	9,090	172,801
		279,958
Banks – 2.6%
Banco Macro SA Class B Sponsored ADR (Argentina) (a)	2,200	37,356
Bank Mutual Corp.	560	5,510
Cass Information Systems, Inc.	200	6,928
Community Trust Bancorp, Inc.	570	15,476
First Citizens BancShares, Inc. Class A	540	76,696
First Merchants Corp.	400	3,164
Hancock Holding Co.	9,510	384,109
IBERIABANK Corp.	7,400	346,616
International Bancshares Corp.	8,750	115,325
Oriental Financial Group Inc.	9,933	140,155
Republic Bancorp, Inc. Class A	40	964
Santander BanCorp (a)	660	4,000
Simmons First National Corp. Class A	60	1,799
Sterling Bancorp	690	5,568
Sterling Bancshares, Inc.	38,490	310,614
TCF Financial Corp.	31,600	446,824
Tompkins Financial Corp.	90	4,003
Westamerica Bancorp	7,760	405,538
		2,310,645
Biotechnology – 1.3%
Acorda Therapeutics, Inc. (a)	8,200	207,132
AMAG Pharmaceuticals, Inc. (a)	3,160	143,496
American Oriental Bioengineering, Inc. (a)	20,600	125,248
Enzon Pharmaceuticals, Inc. (a)	3,410	27,723
Integra LifeSciences Holdings Corp. (a)	9,600	303,936
Martek Biosciences Corp.	8,469	196,989
PDL BioPharma, Inc.	21,932	180,500
		1,185,024
Building Materials – 1.3%
Aaon, Inc.	3,510	68,831
Apogee Enterprises, Inc.	10,458	152,478
Armstrong World Industries, Inc. (a)	7,570	186,222
Comfort Systems USA, Inc.	12,399	146,060
Eagle Materials, Inc.	17,450	476,385
Gibraltar Industries, Inc.	3,570	27,739
Interline Brands, Inc. (a)	1,840	31,151
Quanex Building Products Corp.	5,520	65,633
		1,154,499
Chemicals – 1.8%
A. Schulman, Inc.	6,566	139,921
Ashland, Inc.	6,353	210,538
CF Industries Holdings, Inc.	560	44,206
Cytec Industries, Inc.	18,717	469,797
Hawkins, Inc.	780	14,633
Innophos Holdings, Inc.	6,770	127,141
Landec Corp. (a)	260	1,643
Minerals Technologies, Inc.	3,465	150,624
NewMarket Corp.	2,070	156,595
OM Group, Inc. (a)	5,500	185,130
ShengdaTech, Inc. (a)	3,070	15,933
Spartech Corp.	5,435	67,938
Stepan Co.	250	11,195
		1,595,294
Coal – 0.1%
Alpha Natural Resources, Inc. (a)	3,400	113,254
Commercial Services – 6.5%
Administaff, Inc.	2,680	67,161
Advance America Cash Advance Centers, Inc.	5,900	32,568
Albany Molecular Research, Inc. (a)	1,030	9,816
Alliance Data Systems Corp. (a)	2,660	135,660
AMN Healthcare Services, Inc. (a)	8,226	59,885

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Avis Budget Group, Inc. (a)	19,000	$162,450
Capella Education Co. (a)	9,250	595,330
CBIZ, Inc. (a)	2,580	16,873
Cenveo, Inc. (a)	4,560	22,025
Chemed Corp.	4,556	200,920
Consolidated Graphics, Inc. (a)	2,850	52,155
Convergys Corp. (a)	17,750	190,102
Cornell Cos., Inc. (a)	1,240	21,241
Corvel Corp. (a)	650	15,873
CRA International, Inc. (a)	540	14,542
Cross Country Healthcare, Inc. (a)	1,690	14,112
Deluxe Corp.	11,083	173,449
Dollar Financial Corp. (a)	2,190	34,383
Dollar Thrifty Automotive Group, Inc. (a)	2,610	43,195
Donnelley (R.R.) & Sons Co.	11,630	161,657
DynCorp International, Inc. Class A (a)	6,742	136,930
Emergency Medical Services Corp. Class A (a)	3,060	119,768
Exlservice Holdings, Inc. (a)	3,050	39,589
Forrester Research, Inc. (a)	300	6,771
Gartner, Inc. (a)	9,650	165,015
Global Cash Access Holdings, Inc. (a)	14,515	130,635
H&E Equipment Services, Inc. (a)	500	5,320
Healthspring, Inc. (a)	15,617	197,243
Heartland Payment Systems, Inc.	11,160	118,966
Heidrick & Struggles International, Inc.	2,510	51,430
Hillenbrand, Inc.	1,020	18,482
HMS Holdings Corp. (a)	7,150	274,560
Integrated Electrical Services, Inc. (a)	1,280	11,712
Kelly Services, Inc. Class A	2,500	29,400
Kendle International, Inc. (a)	1,080	12,614
Kenexa Corp. (a)	6,060	73,932
Kforce, Inc. (a)	3,390	33,019
Landauer, Inc.	1,030	68,928
Lender Processing Services, Inc.	9,360	319,925
Net 1 UEPS Technologies, Inc. (a)	12,890	217,325
On Assignment, Inc. (a)	2,720	11,506
Pre-Paid Legal Services, Inc. (a)	690	33,651
Rent-A-Center, Inc. (a)	9,950	206,562
Resources Connection, Inc. (a)	14,379	217,123
Spherion Corp. (a)	7,490	41,195
Steiner Leisure Ltd. (a)	3,487	110,573
Stewart Enterprises, Inc. Class A	8,250	40,342
TeleTech Holdings, Inc. (a)	11,743	196,343
Ticketmaster (a)	19,590	158,679
TNS, Inc. (a)	3,310	75,898
TrueBlue, Inc. (a)	13,140	166,878
Valassis Communications, Inc. (a)	2,000	22,780
VistaPrint Ltd. (a)	6,800	280,500
Watson Wyatt Worldwide Inc. Class A	1,761	65,756
Wright Express Corp. (a)	2,950	83,426
		5,766,173
Computers – 2.3%
CACI International, Inc. Class A (a)	12,280	567,336
Ciber, Inc. (a)	19,790	65,505
Cogo Group Inc. (a)	7,240	47,350
Cray, Inc. (a)	4,210	34,185
DST Systems, Inc. (a)	2,675	118,583
iGate Corp.	4,060	29,435
Integral Systems, Inc. (a)	1,770	12,709
Jack Henry & Associates, Inc.	2,211	47,470
Lexmark International, Inc. Class A (a)	1,486	21,517
Manhattan Associates, Inc. (a)	6,939	128,372
MICROS Systems, Inc. (a)	5,160	141,332
NCR Corp. (a)	2,360	30,538
Ness Technologies, Inc. (a)	9,240	49,157
Netscout Systems, Inc. (a)	7,700	76,615
Perot Systems Corp. Class A (a)	10,300	164,594
Quantum Corp. (a)	25,760	23,699
RadiSys Corp. (a)	2,770	21,938
SYKES Enterprises, Inc. (a)	3,719	74,008
Synaptics, Inc. (a)	13,070	313,288
Syntel, Inc.	1,898	75,123
Virtusa Corp. (a)	1,000	9,320
		2,052,074
Cosmetics & Personal Care – 0.7%
Bare Escentuals, Inc. (a)	3,635	32,206
Chattem, Inc. (a)	9,070	568,417
		600,623
Distribution & Wholesale – 1.5%
Beacon Roofing Supply, Inc. (a)	9,522	159,684
Core-Mark Holding Co., Inc. (a)	1,015	27,263
Fossil, Inc. (a)	5,325	140,260
Houston Wire & Cable Co.	5,873	63,135
Pool Corp.	19,600	462,952
ScanSource, Inc. (a)	5,399	154,033
Tech Data Corp. (a)	5,220	182,335
WESCO International, Inc. (a)	7,220	178,262
		1,367,924
Diversified Financial – 3.7%
Encore Capital Group, Inc. (a)	3,276	40,491
GFI Group, Inc.	20,103	129,664
Investment Technology Group, Inc. (a)	2,300	51,405
Janus Capital Group, Inc.	9,300	127,038
Knight Capital Group, Inc. Class A (a)	35,177	653,237
LaBranche & Co., Inc. (a)	22,650	85,843
MF Global Ltd. (a)	49,885	318,266
Nelnet, Inc. Class A (a)	7,379	105,446
Ocwen Financial Corp. (a)	14,650	208,762

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
optionsXpress Holdings, Inc.	7,500	$135,525
Penson Worldwide, Inc. (a)	12,268	143,168
Portfolio Recovery Associates, Inc. (a)	4,284	197,707
Stifel Financial Corp. (a)	11,520	575,194
Student Loan Corp.	610	27,420
SWS Group, Inc.	3,700	50,912
Teton Advisors, Inc. (a) (b)	16	36
TradeStation Group, Inc. (a)	14,663	109,826
Waddell & Reed Financial, Inc. Class A	4,820	136,743
World Acceptance Corp. (a)	7,766	184,210
		3,280,893
Electric – 1.6%
Avista Corp.	4,784	88,600
Calpine Corp. (a)	1,090	14,039
Central Vermont Public Service Corp.	900	16,596
CH Energy Group, Inc.	3,292	162,921
Cia Paranaense de Energia Sponsored ADR (Brazil)	8,500	131,920
Cleco Corp.	7,990	189,283
Mirant Corp. (a)	10,650	192,339
NorthWestern Corp.	13,500	326,700
Pike Electric Corp. (a)	3,140	33,064
Unisource Energy Corp.	270	7,452
Unitil Corp.	2,400	49,536
Westar Energy, Inc.	8,900	175,063
		1,387,513
Electrical Components & Equipment – 1.1%
Advanced Battery Technologies, Inc. (a)	5,360	22,994
Encore Wire Corp.	5,760	124,935
EnerSys (a)	8,070	159,705
Greatbatch, Inc. (a)	13,450	296,438
Harbin Electric, Inc. (a)	750	11,865
Hubbell, Inc. Class B	4,540	169,433
Insteel Industries, Inc.	2,900	29,551
Powell Industries, Inc. (a)	3,258	116,148
		931,069
Electronics – 1.5%
Analogic Corp.	3,040	115,246
Badger Meter, Inc.	420	15,477
Benchmark Electronics, Inc. (a)	11,730	185,334
Brady Corp. Class A	2,823	83,024
Checkpoint Systems, Inc. (a)	3,990	69,147
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	3,400	29,784
Coherent, Inc. (a)	990	19,424
CTS Corp.	4,720	39,789
Daktronics, Inc.	1,060	8,883
Dionex Corp. (a)	2,508	165,302
Methode Electronics, Inc.	3,010	22,816
Multi-Fineline Electronix, Inc. (a)	6,898	157,205
OSI Systems, Inc. (a)	4,481	88,769
Park Electrochemical Corp.	80	1,870
Rofin-Sinar Technologies, Inc. (a)	3,910	84,886
Technitrol, Inc.	1,570	11,398
Thomas & Betts Corp. (a)	5,564	148,225
TTM Technologies, Inc. (a)	9,140	90,212
		1,336,791
Energy — Alternate Sources – 0.0%
GT Solar International, Inc. (a)	6,610	40,982
Engineering & Construction – 1.1%
Dycom Industries, Inc. (a)	14,470	184,203
Emcor Group, Inc. (a)	8,310	200,437
Granite Construction, Inc.	2,801	94,898
Michael Baker Corp. (a)	2,791	119,036
Tutor Perini Corp. (a)	22,668	418,225
		1,016,799
Entertainment – 1.0%
Bally Technologies, Inc. (a)	15,530	562,341
National CineMedia, Inc.	2,440	35,893
Speedway Motorsports, Inc.	4,020	64,159
Vail Resorts, Inc. (a)	4,421	126,485
Warner Music Group Corp. (a)	9,910	55,694
		844,572
Environmental Controls – 0.9%
Darling International, Inc. (a)	25,280	178,477
EnergySolutions, Inc.	32,520	279,997
Waste Connections, Inc. (a)	12,800	361,088
		819,562
Foods – 0.9%
American Italian Pasta Co. Class A (a)	3,110	97,841
Arden Group, Inc. Class A	180	22,761
Cal-Maine Foods, Inc.	2,430	71,515
Ingles Markets, Inc. Class A	110	1,838
J&J Snack Foods Corp.	790	34,239
Lancaster Colony Corp.	930	42,352
M&F Worldwide Corp. (a)	1,625	32,321
Nash Finch Co.	1,230	37,761
TreeHouse Foods, Inc. (a)	11,560	375,122
Weis Markets, Inc.	1,890	62,502
		778,252
Forest Products & Paper – 0.3%
Buckeye Technologies, Inc. (a)	730	4,636
Glatfelter	5,530	57,235
Rock-Tenn Co. Class A	3,164	142,253
Schweitzer-Mauduit International, Inc.	2,340	76,518
		280,642
Gas – 0.8%
AGL Resources, Inc.	5,620	188,945
Atmos Energy Corp.	6,970	189,305
Chesapeake Utilities Corp.	400	13,260
New Jersey Resources Corp.	4,750	183,350
Southwest Gas Corp.	4,360	105,599
		680,459
Hand & Machine Tools – 0.5%
K-Tron International, Inc. (a)	284	24,986
Lincoln Electric Holdings, Inc.	1,999	84,718

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regal-Beloit Corp.	8,020	$371,807
		481,511
Health Care — Products – 3.4%
American Medical Systems Holdings, Inc. (a)	7,620	116,510
Atrion Corp.	100	13,019
Bruker Corp. (a)	1,200	12,072
Cantel Medical Corp. (a)	3,200	49,536
Exactech, Inc. (a)	390	5,557
Haemonetics Corp. (a)	780	46,028
Hill-Rom Holdings, Inc.	11,729	201,035
ICU Medical, Inc. (a)	20	779
Invacare Corp.	6,613	134,905
Kensey Nash Corp. (a)	3,492	99,731
Kinetic Concepts, Inc. (a)	3,711	117,342
Masimo Corp. (a)	6,940	169,683
Merit Medical Systems, Inc. (a)	11,010	201,373
Natus Medical, Inc. (a)	12,360	168,096
NuVasive, Inc. (a)	11,600	480,124
Orthofix International NV (a)	8,270	230,402
PSS World Medical, Inc. (a)	190	3,840
Steris Corp.	6,320	177,466
SurModics, Inc. (a)	8,769	196,075
Synovis Life Technologies, Inc. (a)	270	4,171
Volcano Corp. (a)	19,270	292,711
Wright Medical Group, Inc. (a)	20,390	283,829
		3,004,284
Health Care — Services – 5.1%
Alliance HealthCare Services, Inc. (a)	3,120	15,382
Amedisys, Inc. (a)	3,600	160,956
AMERIGROUP Corp. (a)	6,137	151,461
AmSurg Corp. (a)	10,188	210,076
Centene Corp. (a)	9,930	191,748
Community Health Systems, Inc. (a)	2,482	70,290
The Ensign Group, Inc.	1,200	19,224
Genoptix, Inc. (a)	10,700	335,017
Gentiva Health Services, Inc. (a)	6,364	135,426
Health Management Associates, Inc. Class A (a)	101,290	610,779
Healthsouth Corp. (a)	8,560	123,264
Healthways, Inc. (a)	11,639	171,559
Kindred Healthcare, Inc. (a)	550	7,722
LHC Group, Inc. (a)	6,050	177,567
LifePoint Hospitals, Inc. (a)	6,410	177,301
Lincare Holdings, Inc. (a)	6,448	168,809
Magellan Health Services, Inc. (a)	4,660	150,798
Mednax, Inc. (a)	10,365	480,418
Molina Healthcare, Inc. (a)	7,213	162,653
Odyssey Healthcare, Inc. (a)	5,790	67,453
RehabCare Group, Inc. (a)	7,133	171,620
Res-Care, Inc. (a)	4,570	71,383
Sun Healthcare Group, Inc. (a)	49,290	479,592
Triple-S Management Corp. Class B (a)	8,368	143,009
U.S. Physical Therapy, Inc. (a)	200	3,270
Universal Health Services, Inc. Class B	1,423	79,133
		4,535,910
Home Furnishing – 0.1%
American Woodmark Corp.	380	8,907
Tempur-Pedic International, Inc.	7,989	118,477
		127,384
Household Products – 0.5%
Blyth, Inc.	3,250	137,898
Central Garden & Pet Co. Class A (a)	13,484	152,234
CSS Industries, Inc.	770	17,864
Ennis, Inc.	3,330	49,051
Helen of Troy Ltd. (a)	910	19,793
Prestige Brands Holdings, Inc. (a)	6,180	40,355
WD-40 Co.	100	3,023
		420,218
Housewares – 0.3%
National Presto Industries, Inc.	911	73,208
The Toro Co.	5,260	182,312
		255,520
Insurance – 4.1%
Allied World Assurance Holdings Ltd.	2,952	128,294
American Equity Investment Life Holding Co.	14,704	106,457
American Physicians Capital, Inc.	2,603	115,807
Amerisafe, Inc. (a)	8,428	140,158
Amtrust Financial Services, Inc.	10,290	125,744
Argo Group International Holdings Ltd. (a)	3,880	130,368
Aspen Insurance Holdings Ltd.	7,140	177,572
Assured Guaranty Ltd.	14,321	200,064
CNA Surety Corp. (a)	5,508	86,586
Employers Holdings, Inc.	4,550	63,336
Endurance Specialty Holdings Ltd.	5,052	168,585
Enstar Group Ltd. (a)	500	29,925
First Mercury Financial Corp.	5,392	77,914
FPIC Insurance Group, Inc. (a)	2,085	71,620
Hallmark Financial Services, Inc. (a)	860	5,642
The Hanover Insurance Group, Inc.	11,950	469,754
Harleysville Group, Inc.	1,340	41,567
Horace Mann Educators Corp.	7,570	85,920
Infinity Property & Casualty Corp.	3,583	148,838
Life Partners Holdings, Inc.	5,302	114,417
Meadowbrook Insurance Group, Inc.	7,505	59,365
National Interstate Corp.	1,220	21,984
National Western Life Insurance Co. Class A	40	5,325
Navigators Group, Inc. (a)	370	18,245
Odyssey Re Holdings Corp.	1,727	79,787
OneBeacon Insurance Group Ltd.	1,800	20,340

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Platinum Underwriters Holdings Ltd.	4,970	$167,737
PMA Capital Corp. Class A (a)	1,620	9,396
Presidential Life Corp.	120	1,073
ProAssurance Corp. (a)	3,722	189,003
Safety Insurance Group, Inc.	3,698	119,297
SeaBright Insurance Holdings, Inc. (a)	700	6,804
Selective Insurance Group	3,010	44,969
StanCorp Financial Group, Inc.	5,393	185,627
United America Indemnity Ltd. Class A (a)	5,578	30,177
Unitrin, Inc.	1,410	18,598
Validus Holdings Ltd.	6,681	151,659
		3,617,954
Internet – 4.0%
Avocent Corp. (a)	3,420	53,044
Blue Coat Systems, Inc. (a)	24,280	453,793
China Finance Online Co. Ltd. Sponsored ADR (China) (a)	1,600	19,888
Digital River, Inc. (a)	11,880	419,958
EarthLink, Inc. (a)	19,926	168,375
eResearch Technology, Inc. (a)	14,705	80,142
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	6,600	53,658
GigaMedia Ltd. (a)	14,540	70,955
Global Sources Ltd. (a)	3,588	22,963
i2 Technologies, Inc. (a)	3,070	41,322
Internet Brands, Inc. (a)	1,330	9,988
j2 Global Communications, Inc. (a)	23,500	563,765
LoopNet, Inc. (a)	6,230	49,840
NutriSystem, Inc.	6,465	91,997
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,290	117,716
Perficient, Inc. (a)	3,030	22,362
S1 Corp. (a)	15,410	109,257
Sapient Corp. (a)	10,850	72,478
Sohu.com, Inc. (a)	1,330	81,356
SonicWALL, Inc. (a)	10,880	82,579
Stamps.com, Inc. (a)	2,400	20,712
TIBCO Software, Inc. (a)	60,410	527,380
United Online, Inc.	14,944	137,186
Valueclick, Inc. (a)	15,620	179,630
Web.com Group Inc. (a)	2,070	12,710
Websense, Inc. (a)	4,760	70,448
		3,533,502
Investment Companies – 0.6%
Ares Capital Corp.	51	461
Gladstone Capital Corp.	7,968	79,839
Hercules Technology Growth Capital, Inc.	14,006	137,119
MCG Capital Corp. (a)	12,530	42,978
PennantPark Investment Corp.	1,990	16,477
Prospect Capital Corp.	20,869	208,690
		485,564
Iron & Steel – 0.0%
Mesabi Trust	1,750	19,023
Leisure Time – 0.3%
Ambassadors Group, Inc.	450	6,971
Interval Leisure Group, Inc. (a)	2,993	31,576
Polaris Industries, Inc.	5,320	201,468
		240,015
Lodging – 0.3%
Ameristar Casinos, Inc.	15,700	293,433
Machinery — Diversified – 2.4%
Altra Holdings, Inc. (a)	3,753	32,989
Applied Industrial Technologies, Inc.	3,570	78,968
Chart Industries, Inc. (a)	9,034	173,995
Columbus McKinnon Corp. (a)	6,450	93,332
DXP Enterprises, Inc. (a)	1,988	20,158
Gardner Denver, Inc. (a)	25,608	747,498
Graco, Inc.	17,330	428,744
Kadant, Inc. (a)	3,430	38,107
Robbins & Myers, Inc.	7,460	156,138
Wabtec Corp.	11,430	384,619
		2,154,548
Manufacturing – 2.3%
Actuant Corp. Class A	2,290	29,404
Acuity Brands, Inc.	6,630	195,651
Ameron International Corp.	2,510	187,045
AZZ, Inc. (a)	2,526	97,883
The Brink's Co.	2,130	57,830
Carlisle Cos., Inc.	2,780	87,097
Ceradyne, Inc. (a)	9,680	174,724
Colfax Corp. (a)	11,840	112,125
Crane Co.	6,351	134,768
EnPro Industries, Inc. (a)	10,167	181,176
Federal Signal Corp.	11,510	101,979
FreightCar America Inc.	7,530	150,449
GenTek, Inc. (a)	600	14,238
Harsco Corp.	1,830	50,343
Koppers Holdings, Inc.	4,060	113,315
LSB Industries, Inc. (a)	5,266	93,524
McCoy Corp.	4,700	5,837
Myers Industries, Inc.	6,600	64,944
Raven Industries, Inc.	740	21,238
Smith & Wesson Holding Corp. (a)	4,590	27,815
Standex International Corp.	1,870	23,431
Tredegar Corp.	8,428	123,386
		2,048,202
Media – 0.8%
Belo Corp. Class A	12,150	34,870
Courier Corp.	410	6,781
CTC Media, Inc. (a)	3,420	42,271
The E.W. Scripps Co. Class A	9,380	37,708
FactSet Research Systems, Inc.	6,570	372,519
Mediacom Communications Corp. (a)	4,530	21,699
Meredith Corp.	6,360	168,349
Sinclair Broadcast Group, Inc. Class A	11,150	20,851
		705,048
Metal Fabricate & Hardware – 0.5%
Ampco-Pittsburgh Corp.	3,100	70,463
Circor International, Inc.	1,850	42,661

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Haynes International, Inc. (a)	800	$18,424
L.B. Foster Co. Class A (a)	150	4,500
Mueller Industries, Inc.	8,070	191,743
North American Galvanizing & Coating, Inc. (a)	830	4,150
Sun Hydraulics Corp.	4,130	72,606
		404,547
Mining – 0.8%
Compass Minerals International, Inc.	8,730	464,349
Thompson Creek Metals Co., Inc. (a)	14,000	203,700
		668,049
Office Furnishings – 0.6%
Herman Miller, Inc.	10,780	179,056
HNI Corp.	3,440	76,643
Knoll, Inc.	9,294	90,988
Steelcase, Inc. Class A	23,320	170,703
		517,390
Oil & Gas – 1.3%
CVR Energy, Inc. (a)	12,391	105,819
Delek US Holdings, Inc.	3,760	32,035
Encore Acquisition Co. (a)	3,262	116,127
Frontier Oil Corp.	5,238	72,808
Holly Corp.	22,857	486,168
McMoRan Exploration Co. (a)	510	3,244
Parker Drilling Co. (a)	26,120	120,675
Pengrowth Energy Trust	4,220	34,731
Tesoro Corp.	3,060	40,055
VAALCO Energy, Inc.	17,210	76,240
Western Refining, Inc. (a)	14,139	92,045
		1,179,947
Oil & Gas Services – 1.5%
Acergy SA Sponsored ADR (Luxembourg)	14,900	159,281
Basic Energy Services, Inc. (a)	6,230	42,053
Bolt Technology Corp. (a)	200	2,260
Cal Dive International, Inc. (a)	4,140	36,970
Dawson Geophysical Co. (a)	1,696	51,575
Forbes Energy Services Ltd.	15,500	10,775
Gulf Island Fabrication, Inc.	750	10,875
Key Energy Services, Inc. (a)	28,612	198,567
Matrix Service Co. (a)	5,640	57,133
Newpark Resources, Inc. (a)	7,510	19,751
North American Energy Partners, Inc. (a)	330	1,762
Oil States International, Inc. (a)	6,940	188,213
SEACOR Holdings, Inc. (a)	2,220	176,446
T-3 Energy Services, Inc. (a)	3,730	50,542
TETRA Technologies, Inc. (a)	5,520	42,559
Tidewater, Inc.	3,264	146,880
Union Drilling, Inc. (a)	410	2,932
Willbros Group, Inc. (a)	11,199	154,434
		1,353,008
Packaging & Containers – 0.5%
Bway Holding Co. (a)	2,490	39,715
Packaging Corp. of America	19,610	385,729
		425,444
Pharmaceuticals – 2.4%
Align Technology, Inc. (a)	1,400	15,274
China Sky One Medical, Inc. (a)	3,600	55,404
Endo Pharmaceuticals Holdings, Inc. (a)	4,031	84,691
Herbalife Ltd.	5,650	194,416
Indevus Pharmaceuticals, Inc. (a) (b)	300	3
Isis Pharmaceuticals, Inc. (a)	2,460	44,969
King Pharmaceuticals, Inc. (a)	7,932	71,943
KV Pharmaceutical Co. Class A (a)	11,400	26,220
Medicis Pharmaceutical Corp. Class A	3,340	57,181
Medivation, Inc. (a)	2,770	68,558
Pain Therapeutics, Inc. (a)	2,870	12,628
Perrigo Co.	16,890	458,395
PharMerica Corp. (a)	9,749	204,339
Questcor Pharmaceuticals, Inc. (a)	32,836	192,419
Savient Pharmaceuticals, Inc. (a)	24,240	377,902
Sepracor Inc. (a)	6,144	106,598
Sirona Dental Systems, Inc. (a)	1,090	28,329
Valeant Pharmaceuticals International (a)	4,300	110,940
VCA Antech, Inc. (a)	2,167	55,432
		2,165,641
Pipelines – 0.3%
MarkWest Energy Partners, LP	13,400	301,232
Real Estate Investment Trusts (REITS) – 7.4%
Agree Realty Corp.	840	16,397
American Capital Agency Corp.	8,410	191,580
CapitalSource, Inc.	39,800	184,672
Capstead Mortgage Corp.	10,110	135,070
Chimera Investment Corp.	101,000	361,580
Corporate Office Properties Trust	4,365	148,017
DiamondRock Hospitality Co.	8,050	54,418
Digital Realty Trust, Inc.	13,230	536,476
Eastgroup Properties	4,520	156,934
Equity Lifestyle Properties, Inc.	4,200	175,014
Equity One, Inc.	450	6,773
Essex Property Trust, Inc.	1,826	118,708
First Potomac Realty Trust	580	5,435
Getty Realty Corp.	5,900	132,101
Hatteras Financial Corp.	19,310	547,052
Home Properties, Inc.	4,968	177,358
Investors Real Estate Trust	3,800	35,378
Lexington Realty Trust	204	873
Liberty Property Trust	3,258	90,475
LTC Properties, Inc.	16,660	406,837
Mid-America Apartment Communities, Inc.	17,170	681,134
National Health Investors, Inc.	3,251	101,236

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Retail Properties, Inc.	8,679	$171,063
Omega Healthcare Investors, Inc.	8,964	149,788
PS Business Parks, Inc.	3,250	168,057
Realty Income Corp.	4,175	98,446
Senior Housing Properties Trust	7,870	146,854
Tanger Factory Outlet Centers, Inc.	19,720	700,849
Taubman Centers, Inc.	25,900	689,199
Universal Health Realty Income Trust	1,370	46,813
Urstadt Biddle Properties, Inc. Class A	5,681	87,431
Washington Real Estate Investment Trust	2,420	61,928
		6,583,946
Retail – 8.2%
Aeropostale, Inc. (a)	4,880	177,632
AFC Enterprises (a)	780	5,795
Asbury Automotive Group Inc. (a)	8,833	123,574
Barnes & Noble, Inc.	8,190	188,616
Big 5 Sporting Goods Corp.	1,203	15,639
Big Lots, Inc. (a)	7,560	174,182
Bob Evans Farms, Inc.	4,120	119,562
Borders Group, Inc. (a)	5,440	21,597
The Buckle, Inc.	5,805	179,607
Burger King Holdings Inc.	17,180	292,403
Cabelas, Inc. (a)	7,622	123,553
California Pizza Kitchen, Inc. (a)	3,660	60,390
Cash America International, Inc.	7,025	187,778
Cato Corp. Class A	3,780	75,146
CEC Entertainment, Inc. (a)	5,687	165,890
Children's Place (a)	18,310	600,019
Dress Barn, Inc. (a)	11,940	186,145
DSW Inc. Class A (a)	11,200	151,088
Ezcorp, Inc. (a)	11,010	139,276
The Finish Line, Inc. Class A	10,220	88,914
First Cash Financial Services, Inc. (a)	5,626	105,769
Foot Locker, Inc.	13,260	146,921
Guess?, Inc.	3,870	112,501
The Gymboree Corp. (a)	4,172	165,962
Hot Topic, Inc. (a)	4,430	34,244
HSN, Inc. (a)	3,821	38,707
Inergy LP	7,900	237,711
Insight Enterprises, Inc. (a)	10,116	104,195
Jack in the Box, Inc. (a)	34,651	731,136
Jos. A. Bank Clothiers, Inc. (a)	1,870	68,423
Kirkland's, Inc. (a)	1,060	14,639
Men's Wearhouse, Inc.	8,198	177,159
MSC Industrial Direct Co., Inc. Class A	380	14,911
Nu Skin Enterprises, Inc. Class A	7,606	136,984
P.F. Chang's China Bistro, Inc. (a)	1,330	45,100
The Pantry, Inc. (a)	8,391	147,262
Papa John's International, Inc. (a)	2,862	72,723
PC Connection, Inc. (a)	860	4,936
Phillips-Van Heusen Corp.	13,610	481,522
RadioShack Corp.	7,170	111,207
Red Robin Gourmet Burgers, Inc. (a)	3,830	71,698
Rush Enterprises, Inc. Class A (a)	5,480	71,788
School Specialty, Inc. (a)	4,480	100,218
Signet Jewelers Ltd.	2,940	64,915
Stage Stores, Inc.	13,690	170,851
Tractor Supply Co. (a)	10,198	489,198
Williams-Sonoma, Inc.	12,951	182,091
World Fuel Services Corp.	1,420	62,281
		7,241,858
Savings & Loans – 0.5%
Flushing Financial Corp.	1,620	17,188
NewAlliance Bancshares, Inc.	31,950	391,388
OceanFirst Financial Corp.	540	6,572
United Financial Bancorp, Inc.	4,208	55,882
WSFS Financial Corp.	100	2,687
		473,717
Semiconductors – 2.6%
ASM International NV (a)	700	11,732
Cypress Semiconductor Corp. (a)	1,210	12,850
Day4 Energy, Inc.	10,300	6,396
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	6,690	25,556
Intersil Corp. Class A	3,830	55,037
Mellanox Technologies Ltd. (a)	2,170	34,351
Micrel, Inc.	15,428	120,647
Netlogic Microsystems, Inc. (a)	10,300	409,322
O2Micro International Ltd. Sponsored ADR (Cayman Islands) (a)	2,060	10,671
QLogic Corp. (a)	13,710	178,916
Semtech Corp. (a)	25,674	472,402
Sigma Designs, Inc. (a)	6,210	100,416
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	4,150	15,604
Skyworks Solutions, Inc. (a)	31,850	384,748
Tessera Technologies, Inc. (a)	5,913	166,096
Varian Semiconductor Equipment Associates, Inc. (a)	9,082	290,987
		2,295,731
Software – 4.0%
Actuate Corp. (a)	4,910	25,679
Acxiom Corp.	20,450	197,343
American Reprographics Co. (a)	9,863	85,315
Blackbaud, Inc.	3,754	70,200
Blackboard, Inc. (a)	10,150	344,795
Broadridge Financial Solutions Inc.	9,919	171,301
Compuware Corp. (a)	19,421	142,356
Concur Technologies, Inc. (a)	8,100	279,369
CSG Systems International, Inc. (a)	8,762	146,150
DivX, Inc. (a)	1,700	9,911
Double-Take Software, Inc. (a)	3,520	30,624

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ebix, Inc. (a)	1,510	$62,635
Fair Isaac Corp.	10,124	194,280
Informatica Corp. (a)	15,720	289,091
JDA Software Group, Inc. (a)	7,420	152,926
MedAssets, Inc. (a)	3,800	70,984
MicroStrategy, Inc. Class A (a)	2,377	145,116
MSCI, Inc. Class A (a)	18,890	527,975
Novell, Inc. (a)	3,250	14,885
Open Text Corp. (a)	543	20,460
OpenTV Corp. Class A (a)	2,900	4,002
Progress Software Corp. (a)	5,940	134,422
Quest Software, Inc. (a)	6,990	103,033
Schawk, Inc.	1,040	7,530
Seachange International, Inc. (a)	5,460	49,959
SkillSoft PLC Sponsored ADR (Ireland) (a)	7,700	65,912
Sybase, Inc. (a)	1,560	55,848
SYNNEX Corp. (a)	6,127	174,129
		3,576,230
Telecommunications – 4.4%
3Com Corp. (a)	50,250	189,443
ADTRAN, Inc.	7,050	170,328
Arris Group, Inc. (a)	40,960	498,893
Atheros Communications, Inc. (a)	12,100	302,500
Black Box Corp.	3,490	95,870
Cincinnati Bell, Inc. (a)	60,790	190,273
CommScope, Inc. (a)	6,454	165,222
Comtech Telecommunications (a)	14,200	452,554
D&E Communications, Inc.	1,300	13,780
EMS Technologies, Inc. (a)	1,800	39,600
Netgear, Inc. (a)	1,605	27,301
NeuStar, Inc. Class A (a)	21,138	479,410
NTELOS Holdings Corp.	590	9,139
Oplink Communications, Inc. (a)	2,170	27,602
PAETEC Holding Corp. (a)	11,090	32,605
Parkervision, Inc. (a)	190	580
Plantronics, Inc.	9,069	214,663
Polycom, Inc. (a)	16,070	381,662
Sierra Wireless, Inc. (a)	4,820	34,608
Starent Networks Corp. (a)	11,851	284,187
Symmetricom, Inc. (a)	2,640	17,107
Tekelec (a)	6,114	112,436
Telecom Argentina SA Sponsored ADR (Argentina) (a)	3,890	53,176
Telemig Celular Participacoes SA Sponsored ADR (Brazil)	100	6,197
USA Mobility, Inc.	4,776	64,476
		3,863,612
Textiles – 0.2%
G&K Services, Inc. Class A	3,240	73,613
UniFirst Corp.	1,490	57,991
		131,604
Transportation – 1.8%
American Commercial Lines, Inc. (a)	3,744	58,481
Atlas Air Worldwide Holdings, Inc. (a)	1,680	41,933
CAI International, Inc. (a)	730	4,774
Diana Shipping, Inc.	4,320	61,517
Excel Maritime Carriers Ltd.	7,270	65,575
Gulfmark Offshore, Inc. (a)	5,647	180,648
Hub Group, Inc. Class A (a)	24,200	520,058
International Shipholding Corp.	390	11,314
Kirby Corp. (a)	3,210	118,802
Knightsbridge Tankers Ltd.	2,701	42,487
Marten Transport Ltd. (a)	1,750	30,870
Old Dominion Freight Line, Inc. (a)	11,800	420,434
Safe Bulkers, Inc.	6,300	51,912
Teekay Tankers Ltd. Class A	2,030	19,650
		1,628,455
Trucking & Leasing – 0.0%
Aircastle Ltd.	3,000	21,780
Genesis Lease Ltd. Sponsored ADR (Ireland)	1,030	5,263
		27,043
Water – 0.4%
Aqua America, Inc.	20,800	375,648
TOTAL COMMON STOCK (Cost $80,058,044)		85,499,543
TOTAL EQUITIES (Cost $80,058,044)		85,499,543
MUTUAL FUNDS – 1.4%
Diversified Financial – 1.4%
ASA Ltd.	100	6,530
iShares Russell 2000 Index Fund	21,300	1,184,919
TOTAL MUTUAL FUNDS (Cost $1,189,811)		1,191,449
TOTAL LONG-TERM INVESTMENTS (Cost $81,247,855)		86,690,992
	Principal Amount
SHORT-TERM INVESTMENTS – 3.8%
Repurchase Agreement – 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (c)	$3,389,412	3,389,412
TOTAL SHORT-TERM INVESTMENTS (Cost $3,389,412)		3,389,412
TOTAL INVESTMENTS – 101.4% (Cost $84,637,267) (d)		90,080,404
Other Assets/ (Liabilities) – (1.4)%		(1,230,388)
NET ASSETS – 100.0%		$88,850,016

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	Maturity value of $3,389,417. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 2/16/17, and an aggregate market value, including accrued interest, of $3,458,194.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.0%
COMMON STOCK – 95.0%
Advertising – 0.3%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	9,800	$85,750
Harte-Hanks, Inc.	13,982	151,285
inVentiv Health Inc. (a)	20,769	318,597
Marchex, Inc. Class B	4,400	19,272
		574,904
Aerospace & Defense – 1.1%
BE Aerospace, Inc. (a)	66,800	1,079,488
Cubic Corp.	4,700	184,052
Ducommun, Inc.	5,900	101,952
Esterline Technologies Corp. (a)	8,200	233,126
Triumph Group, Inc.	8,960	357,862
		1,956,480
Agriculture – 0.3%
The Andersons, Inc.	7,338	236,430
Universal Corp.	9,492	361,361
		597,791
Airlines – 0.4%
Allegiant Travel Co. (a)	5,400	233,874
Hawaiian Holdings, Inc. (a)	28,541	182,377
Republic Airways Holdings, Inc. (a)	25,030	128,154
SkyWest, Inc.	19,300	244,724
		789,129
Apparel – 0.6%
Carter's, Inc. (a)	12,979	367,825
Oxford Industries, Inc.	8,968	122,951
Perry Ellis International, Inc. (a)	7,860	60,600
Steven Madden Ltd. (a)	5,794	185,756
The Timberland Co. Class A (a)	26,189	357,218
		1,094,350
Auto Manufacturers – 0.1%
Force Protection, Inc. (a)	23,266	120,285
Automotive & Parts – 0.3%
ATC Technology Corp. (a)	8,562	179,117
Spartan Motors, Inc.	5,670	39,690
WABCO Holdings, Inc.	18,500	351,685
		570,492
Banks – 2.6%
Banco Macro SA Class B Sponsored ADR (Argentina) (a)	4,600	78,108
Bank Mutual Corp.	1,300	12,792
Cass Information Systems, Inc.	400	13,856
Community Trust Bancorp, Inc.	1,000	27,150
First Citizens BancShares, Inc. Class A	1,300	184,639
First Merchants Corp.	800	6,328
Hancock Holding Co.	19,200	775,488
IBERIABANK Corp.	15,000	702,600
International Bancshares Corp.	17,900	235,922
Oriental Financial Group Inc.	20,187	284,839
Republic Bancorp, Inc. Class A	100	2,411
Santander BanCorp (a)	1,300	7,878
Simmons First National Corp. Class A	100	2,998
Sterling Bancorp	1,400	11,298
Sterling Bancshares, Inc.	77,500	625,425
TCF Financial Corp.	63,600	899,304
Tompkins Financial Corp.	100	4,448
Westamerica Bancorp	15,800	825,708
		4,701,192
Biotechnology – 1.3%
Acorda Therapeutics, Inc. (a)	16,800	424,368
AMAG Pharmaceuticals, Inc. (a)	6,400	290,624
American Oriental Bioengineering, Inc. (a)	39,900	242,592
Enzon Pharmaceuticals, Inc. (a)	6,800	55,284
Integra LifeSciences Holdings Corp. (a)	19,400	614,204
Martek Biosciences Corp.	17,238	400,956
PDL BioPharma, Inc.	44,448	365,807
		2,393,835
Building Materials – 1.3%
Aaon, Inc.	7,143	140,074
Apogee Enterprises, Inc.	21,313	310,744
Armstrong World Industries, Inc. (a)	15,300	376,380
Comfort Systems USA, Inc.	25,255	297,504
Eagle Materials, Inc.	34,900	952,770
Gibraltar Industries, Inc.	7,097	55,144
Interline Brands, Inc. (a)	3,750	63,487
Quanex Building Products Corp.	10,711	127,354
		2,323,457
Chemicals – 1.8%
A. Schulman, Inc.	13,377	285,064
Ashland, Inc.	12,778	423,463
CF Industries Holdings, Inc.	1,200	94,728
Cytec Industries, Inc.	37,604	943,860
Hawkins, Inc.	1,600	30,016
Innophos Holdings, Inc.	13,783	258,845
Landec Corp. (a)	400	2,528
Minerals Technologies, Inc.	7,065	307,116
NewMarket Corp.	4,300	325,295
OM Group, Inc. (a)	11,150	375,309
ShengdaTech, Inc. (a)	6,240	32,386
Spartech Corp.	11,197	139,962
Stepan Co.	482	21,584
		3,240,156
Coal – 0.1%
Alpha Natural Resources, Inc. (a)	6,800	226,508
Commercial Services – 6.4%
Administaff, Inc.	5,459	136,803
Advance America Cash Advance Centers, Inc.	12,400	68,448
Albany Molecular Research, Inc. (a)	1,971	18,784
Alliance Data Systems Corp. (a)	5,410	275,910
AMN Healthcare Services, Inc. (a)	16,736	121,838

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Avis Budget Group, Inc. (a)	38,700	$330,885
Capella Education Co. (a)	18,700	1,203,532
CBIZ, Inc. (a)	5,000	32,700
Cenveo, Inc. (a)	9,300	44,919
Chemed Corp.	9,283	409,380
Consolidated Graphics, Inc. (a)	5,678	103,907
Convergys Corp. (a)	35,893	384,414
Cornell Cos., Inc. (a)	2,000	34,260
Corvel Corp. (a)	1,300	31,746
CRA International, Inc. (a)	900	24,237
Cross Country Healthcare, Inc. (a)	3,400	28,390
Deluxe Corp.	22,484	351,875
Dollar Financial Corp. (a)	4,400	69,080
Dollar Thrifty Automotive Group, Inc. (a)	5,320	88,046
Donnelley (R.R.) & Sons Co.	23,680	329,152
DynCorp International, Inc. Class A (a)	13,734	278,938
Emergency Medical Services Corp. Class A (a)	6,220	243,451
Exlservice Holdings, Inc. (a)	6,210	80,606
Forrester Research, Inc. (a)	629	14,196
Gartner, Inc. (a)	19,771	338,084
Global Cash Access Holdings, Inc. (a)	29,726	267,534
H&E Equipment Services, Inc. (a)	1,000	10,640
Healthspring, Inc. (a)	31,831	402,025
Heartland Payment Systems, Inc.	22,732	242,323
Heidrick & Struggles International, Inc.	5,000	102,450
Hillenbrand, Inc.	2,100	38,052
HMS Holdings Corp. (a)	14,500	556,800
Integrated Electrical Services, Inc. (a)	2,500	22,875
Kelly Services, Inc. Class A	4,800	56,448
Kendle International, Inc. (a)	2,200	25,696
Kenexa Corp. (a)	12,180	148,596
Kforce, Inc. (a)	6,900	67,206
Landauer, Inc.	1,679	112,359
Lender Processing Services, Inc.	19,000	649,420
Net 1 UEPS Technologies, Inc. (a)	26,060	439,372
On Assignment, Inc. (a)	5,700	24,111
Pre-Paid Legal Services, Inc. (a)	1,400	68,278
Rent-A-Center, Inc. (a)	19,900	413,124
Resources Connection, Inc. (a)	29,117	439,667
Spherion Corp. (a)	15,238	83,809
Steiner Leisure Ltd. (a)	7,089	224,792
Stewart Enterprises, Inc. Class A	16,300	79,707
TeleTech Holdings, Inc. (a)	23,757	397,217
Ticketmaster (a)	39,120	316,872
TNS, Inc. (a)	6,750	154,777
TrueBlue, Inc. (a)	26,879	341,363
Valassis Communications, Inc. (a)	4,070	46,357
VistaPrint Ltd. (a)	13,703	565,249
Watson Wyatt Worldwide Inc. Class A	3,607	134,685
Wright Express Corp. (a)	6,010	169,963
		11,645,348
Computers – 2.3%
CACI International, Inc. Class A (a)	24,900	1,150,380
Ciber, Inc. (a)	40,245	133,211
Cogo Group Inc. (a)	14,740	96,400
Cray, Inc. (a)	8,570	69,588
DST Systems, Inc. (a)	5,453	241,731
iGate Corp.	8,260	59,885
Integral Systems, Inc. (a)	3,400	24,412
Jack Henry & Associates, Inc.	4,587	98,483
Lexmark International, Inc. Class A (a)	3,095	44,816
Manhattan Associates, Inc. (a)	14,122	261,257
MICROS Systems, Inc. (a)	10,600	290,334
NCR Corp. (a)	4,800	62,112
Ness Technologies, Inc. (a)	18,790	99,963
Netscout Systems, Inc. (a)	15,670	155,916
Perot Systems Corp. Class A (a)	20,900	333,982
Quantum Corp. (a)	52,450	48,254
RadiSys Corp. (a)	5,630	44,590
SYKES Enterprises, Inc. (a)	7,569	150,623
Synaptics, Inc. (a)	26,600	637,602
Syntel, Inc.	3,958	156,658
Virtusa Corp. (a)	2,100	19,572
		4,179,769
Cosmetics & Personal Care – 0.7%
Bare Escentuals, Inc. (a)	7,491	66,370
Chattem, Inc. (a)	18,300	1,146,861
		1,213,231
Distribution & Wholesale – 1.5%
Beacon Roofing Supply, Inc. (a)	19,411	325,523
Core-Mark Holding Co., Inc. (a)	2,061	55,358
Fossil, Inc. (a)	10,801	284,498
Houston Wire & Cable Co.	12,012	129,129
Pool Corp.	39,700	937,714
ScanSource, Inc. (a)	11,000	313,830
Tech Data Corp. (a)	10,500	366,765
WESCO International, Inc. (a)	14,600	360,474
		2,773,291
Diversified Financial – 3.6%
Encore Capital Group, Inc. (a)	6,494	80,266
GFI Group, Inc.	40,939	264,057
Investment Technology Group, Inc. (a)	4,700	105,045
Janus Capital Group, Inc.	17,100	233,586
Knight Capital Group, Inc. Class A (a)	70,155	1,302,778
LaBranche & Co., Inc. (a)	46,240	175,250
MF Global Ltd. (a)	101,194	645,618
Nelnet, Inc. Class A (a)	14,925	213,278
Ocwen Financial Corp. (a)	29,828	425,049

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
optionsXpress Holdings, Inc.	15,300	$276,471
Penson Worldwide, Inc. (a)	24,981	291,528
Portfolio Recovery Associates, Inc. (a)	8,597	396,751
Stifel Financial Corp. (a)	23,400	1,168,362
Student Loan Corp.	1,200	53,940
SWS Group, Inc.	7,346	101,081
Teton Advisors, Inc. (a) (b)	30	68
TradeStation Group, Inc. (a)	30,161	225,906
Waddell & Reed Financial, Inc. Class A	9,600	272,352
World Acceptance Corp. (a)	15,795	374,657
		6,606,043
Electric – 1.5%
Avista Corp.	9,758	180,718
Calpine Corp. (a)	2,000	25,760
Central Vermont Public Service Corp.	2,300	42,412
CH Energy Group, Inc.	6,647	328,960
Cia Paranaense de Energia Sponsored ADR (Brazil)	17,100	265,392
Cleco Corp.	16,100	381,409
Mirant Corp. (a)	21,670	391,360
NorthWestern Corp.	27,300	660,660
Pike Electric Corp. (a)	5,900	62,127
Unisource Energy Corp.	600	16,560
Unitil Corp.	5,000	103,200
Westar Energy, Inc.	18,100	356,027
		2,814,585
Electrical Components & Equipment – 1.0%
Advanced Battery Technologies, Inc. (a)	10,920	46,847
Encore Wire Corp.	11,745	254,749
EnerSys (a)	16,426	325,070
Greatbatch, Inc. (a)	27,300	601,692
Harbin Electric, Inc. (a)	1,540	24,363
Hubbell, Inc. Class B	9,300	347,076
Insteel Industries, Inc.	6,000	61,140
Powell Industries, Inc. (a)	6,628	236,288
		1,897,225
Electronics – 1.5%
Analogic Corp.	6,000	227,460
Badger Meter, Inc.	721	26,569
Benchmark Electronics, Inc. (a)	23,800	376,040
Brady Corp. Class A	5,790	170,284
Checkpoint Systems, Inc. (a)	8,130	140,893
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	7,000	61,320
Coherent, Inc. (a)	1,800	35,316
CTS Corp.	9,413	79,352
Daktronics, Inc.	2,000	16,760
Dionex Corp. (a)	5,117	337,261
Methode Electronics, Inc.	6,100	46,238
Multi-Fineline Electronix, Inc. (a)	14,040	319,972
OSI Systems, Inc. (a)	9,134	180,944
Park Electrochemical Corp.	100	2,337
Rofin-Sinar Technologies, Inc. (a)	7,398	160,611
Technitrol, Inc.	3,200	23,232
Thomas & Betts Corp. (a)	11,254	299,806
TTM Technologies, Inc. (a)	18,600	183,582
		2,687,977
Energy — Alternate Sources – 0.0%
GT Solar International, Inc. (a)	13,460	83,452
Engineering & Construction – 1.1%
Dycom Industries, Inc. (a)	28,600	364,078
Emcor Group, Inc. (a)	16,816	405,602
Granite Construction, Inc.	5,889	199,520
Michael Baker Corp. (a)	5,685	242,465
Tutor Perini Corp. (a)	45,885	846,578
		2,058,243
Entertainment – 1.0%
Bally Technologies, Inc. (a)	32,100	1,162,341
National CineMedia, Inc.	5,000	73,550
Speedway Motorsports, Inc.	8,200	130,872
Vail Resorts, Inc. (a)	9,002	257,547
Warner Music Group Corp. (a)	20,210	113,580
		1,737,890
Environmental Controls – 0.9%
Darling International, Inc. (a)	50,700	357,942
EnergySolutions, Inc.	64,800	557,928
Waste Connections, Inc. (a)	26,000	733,460
		1,649,330
Foods – 0.9%
American Italian Pasta Co. Class A (a)	6,330	199,142
Arden Group, Inc. Class A	182	23,014
Cal-Maine Foods, Inc.	4,940	145,384
Ingles Markets, Inc. Class A	140	2,339
J&J Snack Foods Corp.	1,600	69,344
Lancaster Colony Corp.	1,800	81,972
M&F Worldwide Corp. (a)	3,312	65,876
Nash Finch Co.	2,500	76,750
TreeHouse Foods, Inc. (a)	23,400	759,330
Weis Markets, Inc.	3,840	126,989
		1,550,140
Forest Products & Paper – 0.3%
Buckeye Technologies, Inc. (a)	1,600	10,160
Glatfelter	11,100	114,885
Rock-Tenn Co. Class A	6,446	289,812
Schweitzer-Mauduit International, Inc.	4,771	156,012
		570,869
Gas – 0.8%
AGL Resources, Inc.	11,440	384,613
Atmos Energy Corp.	14,190	385,400
Chesapeake Utilities Corp.	700	23,205
New Jersey Resources Corp.	9,680	373,648
Southwest Gas Corp.	8,600	208,292
		1,375,158
Hand & Machine Tools – 0.5%
K-Tron International, Inc. (a)	579	50,940
Lincoln Electric Holdings, Inc.	4,163	176,428

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regal-Beloit Corp.	16,400	$760,304
		987,672
Health Care — Products – 3.4%
American Medical Systems Holdings, Inc. (a)	15,520	237,301
Atrion Corp.	500	65,095
Bruker Corp. (a)	2,500	25,150
Cantel Medical Corp. (a)	6,700	103,716
Exactech, Inc. (a)	716	10,203
Haemonetics Corp. (a)	1,600	94,416
Hill-Rom Holdings, Inc.	23,873	409,183
Invacare Corp.	13,458	274,543
Kensey Nash Corp. (a)	7,185	205,204
Kinetic Concepts, Inc. (a)	7,566	239,237
Masimo Corp. (a)	13,900	339,855
Merit Medical Systems, Inc. (a)	22,500	411,525
Natus Medical, Inc. (a)	24,886	338,449
NuVasive, Inc. (a)	23,500	972,665
Orthofix International NV (a)	16,800	468,048
PSS World Medical, Inc. (a)	400	8,084
Steris Corp.	12,700	356,616
SurModics, Inc. (a)	17,653	394,721
Synovis Life Technologies, Inc. (a)	700	10,815
Volcano Corp. (a)	38,593	586,228
Wright Medical Group, Inc. (a)	41,400	576,288
		6,127,342
Health Care — Services – 5.1%
Alliance HealthCare Services, Inc. (a)	6,200	30,566
Amedisys, Inc. (a)	7,320	327,277
AMERIGROUP Corp. (a)	12,376	305,440
AmSurg Corp. (a)	20,626	425,308
Centene Corp. (a)	20,235	390,738
Community Health Systems, Inc. (a)	5,057	143,214
The Ensign Group, Inc.	2,700	43,254
Genoptix, Inc. (a)	21,700	679,427
Gentiva Health Services, Inc. (a)	12,708	270,426
Health Management Associates, Inc. Class A (a)	203,200	1,225,296
Healthsouth Corp. (a)	17,420	250,848
Healthways, Inc. (a)	23,685	349,117
Kindred Healthcare, Inc. (a)	1,000	14,040
LHC Group, Inc. (a)	12,316	361,475
LifePoint Hospitals, Inc. (a)	13,078	361,738
Lincare Holdings, Inc. (a)	13,313	348,534
Magellan Health Services, Inc. (a)	9,493	307,194
Mednax, Inc. (a)	21,252	985,030
Molina Healthcare, Inc. (a)	14,682	331,079
Odyssey Healthcare, Inc. (a)	12,000	139,800
RehabCare Group, Inc. (a)	14,523	349,423
Res-Care, Inc. (a)	9,310	145,422
Sun Healthcare Group, Inc. (a)	99,200	965,216
Triple-S Management Corp. Class B (a)	17,248	294,768
U.S. Physical Therapy, Inc. (a)	500	8,175
Universal Health Services, Inc. Class B	2,890	160,713
		9,213,518
Home Furnishing – 0.1%
American Woodmark Corp.	700	16,408
Tempur-Pedic International, Inc.	16,265	241,210
		257,618
Household Products – 0.5%
Blyth, Inc.	6,607	280,335
Central Garden & Pet Co. Class A (a)	27,448	309,888
CSS Industries, Inc.	1,600	37,120
Ennis, Inc.	6,778	99,840
Helen of Troy Ltd. (a)	1,800	39,150
Prestige Brands Holdings, Inc. (a)	12,400	80,972
WD-40 Co.	200	6,046
		853,351
Housewares – 0.3%
National Presto Industries, Inc.	1,861	149,550
The Toro Co.	10,683	370,273
		519,823
Insurance – 4.0%
Allied World Assurance Holdings Ltd.	6,091	264,715
American Equity Investment Life Holding Co.	29,960	216,910
American Physicians Capital, Inc.	5,297	235,663
Amerisafe, Inc. (a)	17,163	285,421
Amtrust Financial Services, Inc.	20,162	246,380
Argo Group International Holdings Ltd. (a)	7,900	265,440
Aspen Insurance Holdings Ltd.	14,400	358,128
Assured Guaranty Ltd.	29,145	407,156
CNA Surety Corp. (a)	11,370	178,736
Employers Holdings, Inc.	9,200	128,064
Endurance Specialty Holdings Ltd.	10,254	342,176
Enstar Group Ltd. (a)	900	53,865
First Mercury Financial Corp.	11,247	162,519
FPIC Insurance Group, Inc. (a)	4,150	142,552
Hallmark Financial Services, Inc. (a)	1,700	11,152
The Hanover Insurance Group, Inc.	24,300	955,233
Harleysville Group, Inc.	2,721	84,405
Horace Mann Educators Corp.	15,400	174,790
Infinity Property & Casualty Corp.	7,304	303,408
Life Partners Holdings, Inc.	10,784	232,719
Meadowbrook Insurance Group, Inc.	15,142	119,773
National Interstate Corp.	2,500	45,050
National Western Life Insurance Co. Class A	100	13,312
Navigators Group, Inc. (a)	800	39,448
Odyssey Re Holdings Corp.	3,479	160,730
OneBeacon Insurance Group Ltd.	3,700	41,810
Platinum Underwriters Holdings Ltd.	10,200	344,250
PMA Capital Corp. Class A (a)	3,300	19,140

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Presidential Life Corp.	200	$1,788
ProAssurance Corp. (a)	7,541	382,932
Safety Insurance Group, Inc.	7,528	242,853
SeaBright Insurance Holdings, Inc. (a)	1,330	12,928
Selective Insurance Group	5,844	87,309
StanCorp Financial Group, Inc.	10,904	375,316
United America Indemnity Ltd. Class A (a)	10,748	58,147
Unitrin, Inc.	2,800	36,932
Validus Holdings Ltd.	13,758	312,307
		7,343,457
Internet – 3.9%
Avocent Corp. (a)	6,800	105,468
Blue Coat Systems, Inc. (a)	49,100	917,679
China Finance Online Co. Ltd. Sponsored ADR (China) (a)	3,400	42,262
Digital River, Inc. (a)	24,100	851,935
EarthLink, Inc. (a)	40,567	342,791
eResearch Technology, Inc. (a)	30,052	163,783
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	13,400	108,942
GigaMedia Ltd. (a)	29,610	144,497
Global Sources Ltd. (a)	7,353	47,059
i2 Technologies, Inc. (a)	6,300	84,798
Internet Brands, Inc. (a)	2,700	20,277
j2 Global Communications, Inc. (a)	46,835	1,123,572
LoopNet, Inc. (a)	12,690	101,520
NutriSystem, Inc.	13,166	187,352
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	6,710	240,084
Perficient, Inc. (a)	6,170	45,535
S1 Corp. (a)	31,360	222,342
Sapient Corp. (a)	21,700	144,956
Sohu.com, Inc. (a)	2,700	165,159
SonicWALL, Inc. (a)	22,155	168,157
Stamps.com, Inc. (a)	4,400	37,972
TIBCO Software, Inc. (a)	126,200	1,101,726
United Online, Inc.	30,423	279,283
Valueclick, Inc. (a)	31,500	362,250
Web.com Group Inc. (a)	4,220	25,911
Websense, Inc. (a)	9,700	143,560
		7,178,870
Investment Companies – 0.5%
Ares Capital Corp.	103	930
Gladstone Capital Corp.	16,030	160,621
Hercules Technology Growth Capital, Inc.	28,300	277,057
MCG Capital Corp. (a)	25,450	87,293
PennantPark Investment Corp.	4,000	33,120
Prospect Capital Corp.	43,976	439,760
		998,781
Iron & Steel – 0.0%
Mesabi Trust	3,560	38,697
Leisure Time – 0.3%
Ambassadors Group, Inc.	920	14,251
Interval Leisure Group, Inc. (a)	6,093	64,281
Polaris Industries, Inc.	10,700	405,209
		483,741
Lodging – 0.3%
Ameristar Casinos, Inc.	31,700	592,473
Machinery — Diversified – 2.4%
Altra Holdings, Inc. (a)	7,749	68,114
Applied Industrial Technologies, Inc.	7,172	158,645
Chart Industries, Inc. (a)	18,354	353,498
Columbus McKinnon Corp. (a)	13,100	189,557
DXP Enterprises, Inc. (a)	4,057	41,138
Gardner Denver, Inc. (a)	51,666	1,508,130
Graco, Inc.	34,900	863,426
Kadant, Inc. (a)	7,200	79,992
Robbins & Myers, Inc.	15,400	322,322
Wabtec Corp.	23,300	784,045
		4,368,867
Manufacturing – 2.3%
Actuant Corp. Class A	4,700	60,348
Acuity Brands, Inc.	13,684	403,815
Ameron International Corp.	5,100	380,052
AZZ, Inc. (a)	5,162	200,028
The Brink's Co.	4,330	117,560
Carlisle Cos., Inc.	5,660	177,328
Ceradyne, Inc. (a)	19,770	356,848
Colfax Corp. (a)	23,600	223,492
Crane Co.	12,926	274,290
EnPro Industries, Inc. (a)	20,426	363,991
Federal Signal Corp.	23,500	208,210
FreightCar America Inc.	15,500	309,690
GenTek, Inc. (a)	1,208	28,666
Harsco Corp.	3,700	101,787
Koppers Holdings, Inc.	8,270	230,816
LSB Industries, Inc. (a)	10,725	190,476
McCoy Corp.	18,500	22,977
Myers Industries, Inc.	13,435	132,200
Raven Industries, Inc.	1,200	34,440
Smith & Wesson Holding Corp. (a)	9,200	55,752
Standex International Corp.	3,810	47,739
Tredegar Corp.	17,180	251,515
		4,172,020
Media – 0.8%
Belo Corp. Class A	25,000	71,750
Courier Corp.	800	13,232
CTC Media, Inc. (a)	6,980	86,273
The E.W. Scripps Co. Class A	19,100	76,782
FactSet Research Systems, Inc.	13,300	754,110
Mediacom Communications Corp. (a)	9,100	43,589
Meredith Corp.	12,900	341,463
Sinclair Broadcast Group, Inc. Class A	22,802	42,640
		1,429,839
Metal Fabricate & Hardware – 0.4%
Ampco-Pittsburgh Corp.	6,373	144,858
Circor International, Inc.	3,700	85,322
Haynes International, Inc. (a)	1,700	39,151
L.B. Foster Co. Class A (a)	200	6,000
Mueller Industries, Inc.	16,297	387,217

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
North American Galvanizing & Coating, Inc. (a)	1,680	$8,400
Sun Hydraulics Corp.	8,150	143,277
		814,225
Mining – 0.8%
Compass Minerals International, Inc.	18,100	962,739
Thompson Creek Metals Co., Inc. (a)	28,380	412,929
		1,375,668
Office Furnishings – 0.6%
Herman Miller, Inc.	21,900	363,759
HNI Corp.	6,687	148,986
Knoll, Inc.	18,935	185,374
Steelcase, Inc. Class A	45,737	334,795
		1,032,914
Oil & Gas – 1.3%
CVR Energy, Inc. (a)	25,276	215,857
Delek US Holdings, Inc.	7,308	62,264
Encore Acquisition Co. (a)	6,765	240,834
Frontier Oil Corp.	10,836	150,620
Holly Corp.	46,215	982,993
McMoRan Exploration Co. (a)	1,000	6,360
Parker Drilling Co. (a)	53,700	248,094
Pengrowth Energy Trust	9,000	74,070
Tesoro Corp.	6,272	82,101
VAALCO Energy, Inc.	34,200	151,506
Western Refining, Inc. (a)	26,910	175,184
		2,389,883
Oil & Gas Services – 1.5%
Acergy SA Sponsored ADR (Luxembourg)	29,700	317,493
Basic Energy Services, Inc. (a)	12,500	84,375
Bolt Technology Corp. (a)	600	6,780
Cal Dive International, Inc. (a)	8,200	73,226
Dawson Geophysical Co. (a)	3,553	108,047
Forbes Energy Services Ltd.	30,300	21,063
Gulf Island Fabrication, Inc.	1,700	24,650
Key Energy Services, Inc. (a)	57,502	399,064
Matrix Service Co. (a)	11,587	117,376
Newpark Resources, Inc. (a)	14,404	37,882
North American Energy Partners, Inc. (a)	700	3,738
Oil States International, Inc. (a)	14,000	379,680
SEACOR Holdings, Inc. (a)	4,600	365,608
T-3 Energy Services, Inc. (a)	7,481	101,368
TETRA Technologies, Inc. (a)	10,900	84,039
Tidewater, Inc.	6,550	294,750
Union Drilling, Inc. (a)	900	6,435
Willbros Group, Inc. (a)	22,146	305,393
		2,730,967
Packaging & Containers – 0.5%
Bway Holding Co. (a)	5,070	80,867
Packaging Corp. of America	39,800	782,866
		863,733
Pharmaceuticals – 2.4%
Align Technology, Inc. (a)	2,800	30,548
China Sky One Medical, Inc. (a)	7,200	110,808
Endo Pharmaceuticals Holdings, Inc. (a)	8,218	172,660
Herbalife Ltd.	11,500	395,715
Indevus Pharmaceuticals, Inc. (a) (b)	600	6
Isis Pharmaceuticals, Inc. (a)	5,100	93,228
King Pharmaceuticals, Inc. (a)	16,158	146,553
KV Pharmaceutical Co. Class A (a)	23,200	53,360
Medicis Pharmaceutical Corp. Class A	6,800	116,416
Medivation, Inc. (a)	5,700	141,075
Pain Therapeutics, Inc. (a)	5,900	25,960
Perrigo Co.	34,400	933,616
PharMerica Corp. (a)	19,855	416,161
Questcor Pharmaceuticals, Inc. (a)	67,228	393,956
Savient Pharmaceuticals, Inc. (a)	50,000	779,500
Sepracor Inc. (a)	12,510	217,049
Sirona Dental Systems, Inc. (a)	2,300	59,777
Valeant Pharmaceuticals International (a)	8,600	221,880
VCA Antech, Inc. (a)	4,404	112,654
		4,420,922
Pipelines – 0.3%
MarkWest Energy Partners, LP	27,200	611,456
Real Estate Investment Trusts (REITS) – 7.3%
Agree Realty Corp.	2,613	51,006
American Capital Agency Corp.	17,130	390,222
CapitalSource, Inc.	79,460	368,694
Capstead Mortgage Corp.	20,590	275,082
Chimera Investment Corp.	205,300	734,974
Corporate Office Properties Trust	8,891	301,494
DiamondRock Hospitality Co.	16,100	108,836
Digital Realty Trust, Inc.	27,100	1,098,905
Eastgroup Properties	9,200	319,424
Equity Lifestyle Properties, Inc.	8,560	356,695
Equity One, Inc.	911	13,711
Essex Property Trust, Inc.	3,722	241,967
First Potomac Realty Trust	1,200	11,244
Getty Realty Corp.	11,830	264,874
Hatteras Financial Corp.	39,300	1,113,369
Home Properties, Inc.	10,177	363,319
Investors Real Estate Trust	8,100	75,411
Lexington Realty Trust	390	1,669
Liberty Property Trust	6,626	184,004
LTC Properties, Inc.	33,300	813,186
Mid-America Apartment Communities, Inc.	34,942	1,386,149
National Health Investors, Inc.	6,557	204,185
National Retail Properties, Inc.	17,658	348,039
Omega Healthcare Investors, Inc.	18,260	305,125

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PS Business Parks, Inc.	6,620	$342,320
Realty Income Corp.	8,494	200,289
Senior Housing Properties Trust	16,192	302,143
Tanger Factory Outlet Centers, Inc.	39,545	1,405,429
Taubman Centers, Inc.	52,600	1,399,686
Universal Health Realty Income Trust	2,800	95,676
Urstadt Biddle Properties, Inc. Class A	11,770	181,140
Washington Real Estate Investment Trust	5,000	127,950
		13,386,217
Retail – 8.1%
Aeropostale, Inc. (a)	9,950	362,180
AFC Enterprises (a)	1,600	11,888
Asbury Automotive Group Inc. (a)	18,693	261,515
Barnes & Noble, Inc.	16,400	377,692
Big 5 Sporting Goods Corp.	2,457	31,941
Big Lots, Inc. (a)	15,303	352,581
Bob Evans Farms, Inc.	8,077	234,395
Borders Group, Inc. (a)	11,080	43,988
The Buckle, Inc.	11,679	361,348
Burger King Holdings Inc.	34,300	583,786
Cabelas, Inc. (a)	15,526	251,676
California Pizza Kitchen, Inc. (a)	7,300	120,450
Cash America International, Inc.	14,200	379,566
Cato Corp. Class A	7,691	152,897
CEC Entertainment, Inc. (a)	11,728	342,106
Children's Place (a)	37,300	1,222,321
Dress Barn, Inc. (a)	24,090	375,563
DSW Inc. Class A (a)	22,700	306,223
Ezcorp, Inc. (a)	22,410	283,486
The Finish Line, Inc. Class A	20,500	178,350
First Cash Financial Services, Inc. (a)	11,393	214,188
Foot Locker, Inc.	27,010	299,271
Guess?, Inc.	7,880	229,072
The Gymboree Corp. (a)	8,509	338,488
Hot Topic, Inc. (a)	8,900	68,797
HSN, Inc. (a)	7,914	80,169
Inergy LP	15,700	472,413
Insight Enterprises, Inc. (a)	20,601	212,190
Jack in the Box, Inc. (a)	70,426	1,485,989
Jos. A. Bank Clothiers, Inc. (a)	3,800	139,042
Kirkland's, Inc. (a)	2,150	29,692
Men's Wearhouse, Inc.	16,619	359,137
MSC Industrial Direct Co., Inc. Class A	700	27,468
Nu Skin Enterprises, Inc. Class A	15,483	278,849
P.F. Chang's China Bistro, Inc. (a)	2,700	91,557
The Pantry, Inc. (a)	17,099	300,087
Papa John's International, Inc. (a)	5,947	151,113
PC Connection, Inc. (a)	1,900	10,906
Phillips-Van Heusen Corp.	27,700	980,026
RadioShack Corp.	14,610	226,601
Red Robin Gourmet Burgers, Inc. (a)	7,800	146,016
Rush Enterprises, Inc. Class A (a)	11,200	146,720
School Specialty, Inc. (a)	9,300	208,041
Signet Jewelers Ltd.	5,980	132,038
Stage Stores, Inc.	27,890	348,067
Tractor Supply Co. (a)	20,669	991,492
Williams-Sonoma, Inc.	26,247	369,033
World Fuel Services Corp.	2,800	122,808
		14,693,222
Savings & Loans – 0.5%
Flushing Financial Corp.	3,100	32,891
NewAlliance Bancshares, Inc.	64,200	786,450
OceanFirst Financial Corp.	1,100	13,387
United Financial Bancorp, Inc.	8,613	114,380
WSFS Financial Corp.	163	4,380
		951,488
Semiconductors – 2.6%
ASM International NV (a)	1,500	25,140
Cypress Semiconductor Corp. (a)	2,500	26,550
Day4 Energy, Inc.	31,000	19,251
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	13,610	51,990
Intersil Corp. Class A	7,800	112,086
Mellanox Technologies Ltd. (a)	4,430	70,127
Micrel, Inc.	31,433	245,806
Netlogic Microsystems, Inc. (a)	20,700	822,618
O2Micro International Ltd. Sponsored ADR (Cayman Islands) (a)	4,180	21,652
QLogic Corp. (a)	27,900	364,095
Semtech Corp. (a)	52,219	960,830
Sigma Designs, Inc. (a)	12,650	204,551
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	8,440	31,734
Skyworks Solutions, Inc. (a)	64,800	782,784
Tessera Technologies, Inc. (a)	12,035	338,063
Varian Semiconductor Equipment Associates, Inc. (a)	18,385	589,056
		4,666,333
Software – 4.0%
Actuate Corp. (a)	10,000	52,300
Acxiom Corp.	41,600	401,440
American Reprographics Co. (a)	20,094	173,813
Blackbaud, Inc.	7,849	146,776
Blackboard, Inc. (a)	20,900	709,973
Broadridge Financial Solutions Inc.	20,201	348,871
Compuware Corp. (a)	39,558	289,960
Concur Technologies, Inc. (a)	16,300	562,187
CSG Systems International, Inc. (a)	17,837	297,521
DivX, Inc. (a)	3,500	20,405
Double-Take Software, Inc. (a)	7,170	62,379
Ebix, Inc. (a)	3,060	126,929
Fair Isaac Corp.	20,585	395,026
Informatica Corp. (a)	32,000	588,480
JDA Software Group, Inc. (a)	15,030	309,768
MedAssets, Inc. (a)	7,700	143,836

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MicroStrategy, Inc. Class A (a)	4,824	$294,505
MSCI, Inc. Class A (a)	39,500	1,104,025
Novell, Inc. (a)	6,700	30,686
Open Text Corp. (a)	1,039	39,137
OpenTV Corp. Class A (a)	6,000	8,280
Progress Software Corp. (a)	12,091	273,620
Quest Software, Inc. (a)	14,200	209,308
Schawk, Inc.	2,000	14,480
Seachange International, Inc. (a)	11,110	101,657
SkillSoft PLC Sponsored ADR (Ireland) (a)	15,600	133,536
Sybase, Inc. (a)	3,000	107,400
SYNNEX Corp. (a)	12,443	353,630
		7,299,928
Telecommunications – 4.3%
3Com Corp. (a)	101,900	384,163
ADTRAN, Inc.	14,400	347,904
Arris Group, Inc. (a)	83,100	1,012,158
Atheros Communications, Inc. (a)	24,200	605,000
Black Box Corp.	7,120	195,586
Cincinnati Bell, Inc. (a)	123,711	387,215
CommScope, Inc. (a)	13,112	335,667
Comtech Telecommunications (a)	29,300	933,791
D&E Communications, Inc.	2,400	25,440
EMS Technologies, Inc. (a)	3,652	80,344
Netgear, Inc. (a)	3,272	55,657
NeuStar, Inc. Class A (a)	43,152	978,687
NTELOS Holdings Corp.	1,300	20,137
Oplink Communications, Inc. (a)	4,426	56,299
PAETEC Holding Corp. (a)	22,500	66,150
Parkervision, Inc. (a)	200	610
Plantronics, Inc.	18,440	436,475
Polycom, Inc. (a)	32,300	767,125
Sierra Wireless, Inc. (a)	9,820	70,508
Starent Networks Corp. (a)	24,046	576,623
Symmetricom, Inc. (a)	5,370	34,798
Tekelec (a)	12,496	229,801
Telecom Argentina SA Sponsored ADR (Argentina) (a)	7,800	106,626
Telemig Celular Participacoes SA Sponsored ADR (Brazil)	600	37,182
USA Mobility, Inc.	9,674	130,599
		7,874,545
Textiles – 0.1%
G&K Services, Inc. Class A	6,590	149,725
UniFirst Corp.	2,900	112,868
		262,593
Transportation – 1.8%
American Commercial Lines, Inc. (a)	7,612	118,899
Atlas Air Worldwide Holdings, Inc. (a)	3,000	74,880
CAI International, Inc. (a)	1,400	9,156
Diana Shipping, Inc.	8,800	125,312
Excel Maritime Carriers Ltd.	14,800	133,496
Gulfmark Offshore, Inc. (a)	10,983	351,346
Hub Group, Inc. Class A (a)	48,900	1,050,861
International Shipholding Corp.	810	23,498
Kirby Corp. (a)	6,500	240,565
Knightsbridge Tankers Ltd.	5,483	86,248
Marten Transport Ltd. (a)	3,364	59,341
Old Dominion Freight Line, Inc. (a)	24,000	855,120
Safe Bulkers, Inc.	12,820	105,637
Teekay Tankers Ltd. Class A	3,800	36,784
		3,271,143
Trucking & Leasing – 0.0%
Aircastle Ltd.	6,110	44,359
Genesis Lease Ltd. Sponsored ADR (Ireland)	2,100	10,731
		55,090
Water – 0.4%
Aqua America, Inc.	42,300	763,938
TOTAL COMMON STOCK (Cost $167,219,002)		173,461,464
TOTAL EQUITIES (Cost $167,219,002)		173,461,464
MUTUAL FUNDS – 2.2%
Diversified Financial – 2.2%
ASA Ltd.	300	19,590
iShares Russell 2000 Index Fund	71,500	3,977,545
TOTAL MUTUAL FUNDS (Cost $3,804,457)		3,997,135
TOTAL LONG-TERM INVESTMENTS (Cost $171,023,459)		177,458,599
	Principal Amount
SHORT-TERM INVESTMENTS – 4.1%
Repurchase Agreement – 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (c)	$7,403,996	7,403,996
TOTAL SHORT-TERM INVESTMENTS (Cost $7,403,996)		7,403,996
TOTAL INVESTMENTS – 101.3% (Cost $178,427,455) (d)		184,862,595
Other Assets/ (Liabilities) – (1.3)%		(2,313,652)
NET ASSETS – 100.0%		$182,548,943

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	Maturity value of $7,404,009. Collateralized by U.S. Government Agency obligations with rates ranging from 2.864% - 3.894%, maturity date of 4/01/34, and an aggregate market value, including accrued interest, of $7,552,223.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 97.5%
Aerospace & Defense – 3.6%
The Boeing Co.	38,600	$1,656,326
Empresa Brasileira de Aeronautica SA ADR (Brazil)	138,300	2,695,467
European Aeronautic Defence and Space Co.	220,530	4,214,911
Lockheed Martin Corp.	28,200	2,108,232
Raytheon Co.	67,500	3,169,125
		13,844,061
Apparel – 1.2%
Burberry Group PLC	249,030	1,912,814
Tod's SpA	48,000	2,777,998
		4,690,812
Auto Manufacturers – 0.7%
Bayerische Motoren Werke AG	60,201	2,788,042
Banks – 3.5%
HDFC Bank Ltd.	21,500	674,178
HSBC Holdings PLC	580,409	5,751,673
Societe Generale	40,213	2,582,999
Sumitomo Mitsui Financial Group, Inc.	100,600	4,296,017
		13,304,867
Beverages – 3.5%
Cia de Bebidas das Americas ADR (Brazil)	57,600	4,051,008
Diageo PLC	151,304	2,370,018
Fomento Economico Mexicano SAB de CV	1,211,000	4,669,336
Grupo Modelo SAB de CV Class C (a)	595,000	2,328,437
		13,418,799
Biotechnology – 1.0%
Basilea Pharmaceutica (a)	4,690	417,077
InterMune, Inc. (a)	52,300	799,144
NicOx SA (a)	39,010	486,865
Regeneron Pharmaceuticals, Inc. (a)	32,900	705,376
Seattle Genetics, Inc. (a)	114,600	1,380,930
		3,789,392
Chemicals – 0.2%
Linde AG	9,431	892,517
Commercial Services – 2.0%
Automatic Data Processing, Inc.	131,200	4,887,200
Secom Co. Ltd.	61,600	2,642,272
		7,529,472
Cosmetics & Personal Care – 1.2%
Colgate-Palmolive Co.	62,100	4,498,524
Diversified Financial – 4.0%
Credit Suisse Group	170,031	8,047,906
SLM Corp. (a)	440,500	3,916,045
UBS AG (a)	233,307	3,425,448
		15,389,399
Electric – 0.9%
Fortum Oyj	144,000	3,352,001
Electrical Components & Equipment – 0.8%
Emerson Electric Co.	73,700	2,681,206
Prysmian SpA	14,200	244,678
		2,925,884
Electronics – 5.4%
Fanuc Ltd.	19,900	1,629,850
Hoya Corp.	156,100	3,780,917
Keyence Corp.	14,520	2,864,982
Koninklijke Philips Electronics NV	178,300	4,071,559
Kyocera Corp.	24,800	2,004,341
Murata Manufacturing Co. Ltd.	88,910	4,352,476
Nidec Corp.	26,500	1,914,550
		20,618,675
Entertainment – 0.7%
Aristocrat Leisure Ltd.	77,583	277,622
International Game Technology	66,100	1,305,475
Lottomatica SpA	11,200	237,444
Shuffle Master, Inc. (a)	96,100	691,920
		2,512,461
Foods – 3.2%
Cadbury Schweppes PLC	330,469	3,262,506
Nestle SA	29,360	1,209,892
Tesco PLC	714,828	4,377,168
Unilever PLC	127,897	3,375,240
		12,224,806
Health Care — Products – 0.1%
Zimmer Holdings, Inc. (a)	10,300	479,980
Health Care — Services – 2.0%
Aetna, Inc.	155,600	4,196,532
WellPoint, Inc. (a)	61,500	3,237,360
		7,433,892
Holding Company — Diversified – 2.1%
LVMH Moet Hennessy Louis Vuitton SA	88,320	7,978,638
Home Furnishing – 1.5%
Sony Corp.	207,100	5,796,269
Household Products – 1.0%
Reckitt Benckiser Group PLC	80,446	3,861,981
Insurance – 4.2%
AFLAC, Inc.	106,400	4,028,304
Allianz SE	46,905	4,633,743
Prudential PLC	441,232	3,301,240
Sony Financial Holdings, Inc.	232	714,450
XL Capital Ltd. Class A	232,900	3,279,232
		15,956,969
Internet – 1.9%
eBay, Inc. (a)	341,700	7,261,125
Investment Companies – 1.1%
Investor AB Class B	241,748	4,298,659
Leisure Time – 1.4%
Carnival Corp.	187,700	5,253,723
Manufacturing – 3.7%
3M Co.	76,400	5,387,728
Siemens AG	109,163	8,729,881
		14,117,609
Media – 3.5%
Dish TV India Ltd. (a)	453,098	417,269
Grupo Televisa SA Sponsored ADR (Mexico)	266,400	4,819,176
Sirius Satellite Radio, Inc. (a)	2,024,876	911,194
The Walt Disney Co.	206,500	5,187,280

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wire and Wireless India Ltd. (a)	384,351	$158,616
Zee Entertainment Enterprises Ltd. (a)	492,402	1,914,892
		13,408,427
Metal Fabricate & Hardware – 1.6%
Assa Abloy AB, Series B	376,300	6,216,616
Oil & Gas – 2.4%
Husky Energy, Inc.	121,100	3,558,133
Total SA	96,740	5,394,780
		8,952,913
Oil & Gas Services – 2.7%
Technip SA	91,460	5,563,967
Transocean Ltd. (a)	58,672	4,675,572
		10,239,539
Pharmaceuticals – 4.1%
Bayer AG	16,402	1,008,312
Roche Holding AG	59,359	9,372,805
Sanofi-Aventis	54,070	3,547,811
Schering-Plough Corp.	12,100	320,771
Theravance, Inc. (a)	81,700	1,233,670
		15,483,369
Retail – 6.1%
Bulgari SpA	300,100	1,853,985
Inditex SA	99,000	5,333,097
McDonald's Corp.	90,800	4,999,448
Seven & I Holdings Co. Ltd.	66,411	1,562,472
Tiffany & Co.	138,700	4,137,421
Wal-Mart Stores, Inc.	107,000	5,337,160
		23,223,583
Semiconductors – 4.2%
Altera Corp.	202,500	3,784,725
Linear Technology Corp.	57,500	1,545,025
Maxim Integrated Products, Inc.	205,100	3,634,372
MediaTek, Inc.	243,226	3,494,731
Taiwan Semiconductor Manufacturing Co. Ltd.	2,010,505	3,608,588
		16,067,441
Software – 9.0%
Adobe Systems, Inc. (a)	187,600	6,081,992
Infosys Technologies Ltd.	166,397	7,147,428
Intuit, Inc. (a)	231,100	6,863,670
Microsoft Corp.	294,800	6,933,696
SAP AG	156,334	7,370,370
		34,397,156
Telecommunications – 10.9%
Corning, Inc.	259,400	4,409,800
Juniper Networks, Inc. (a)	349,800	9,140,274
KDDI Corp.	868	4,593,020
Tandberg ASA	101,500	2,156,189
Telefonaktiebolaget LM Ericsson Class B	1,629,392	15,870,216
Turkcell Iletisim Hizmetleri AS ADR Sponsored ADR (Turkey)	126,000	1,988,280
Vodafone Group PLC	1,671,398	3,426,792
		41,584,571
Toys, Games & Hobbies – 0.7%
Nintendo Co. Ltd.	9,300	2,513,407
Transportation – 0.9%
TNT NV	143,512	3,412,356
Venture Capital – 0.5%
3i Group PLC	394,971	1,804,658
TOTAL COMMON STOCK (Cost $401,846,602)		371,522,593
PREFERRED STOCK – 0.6%
Auto Manufacturers – 0.6%
Bayerische Motoren Werke AG	82,821	2,434,761
TOTAL PREFERRED STOCK (Cost $2,610,472)		2,434,761
TOTAL EQUITIES (Cost $404,457,074)		373,957,354
BONDS & NOTES – 0.1%
CORPORATE DEBT – 0.1%
Pharmaceuticals – 0.1%
Theravance, Inc. 3.000% 1/15/15	518,000	420,227
TOTAL CORPORATE DEBT (Cost $518,000)		420,227
TOTAL BONDS & NOTES (Cost $518,000)		420,227
MUTUAL FUNDS – 1.9%
Diversified Financial – 1.9%
Oppenheimer Institutional Money Market Fund Class E (b)	7,074,002	7,074,002
TOTAL MUTUAL FUNDS (Cost $7,074,002)		7,074,002
TOTAL LONG-TERM INVESTMENTS (Cost $412,049,076)		381,451,583
TOTAL INVESTMENTS – 100.1% (Cost $412,049,076) (c)		381,451,583
Other Assets/ (Liabilities) – (0.1)%		(359,816)
NET ASSETS – 100.0%		$381,091,767

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (Note 4).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.9%
COMMON STOCK – 94.9%
Aerospace & Defense – 1.0%
Empresa Brasileira de Aeronautica SA	949,819	$4,642,078
European Aeronautic Defence and Space Co.	111,710	2,135,073
		6,777,151
Apparel – 1.3%
Burberry Group PLC	832,760	6,396,479
Geox SpA	307,900	2,432,969
		8,829,448
Auto Manufacturers – 2.2%
Bayerische Motoren Werke AG	40,575	1,879,118
Honda Motor Co. Ltd.	199,726	6,424,907
Toyota Motor Corp.	139,300	5,869,156
		14,173,181
Banks – 1.5%
Deutsche Bank AG	110,816	7,182,955
ICICI Bank Ltd. Sponsored ADR (India)	90,875	2,848,931
		10,031,886
Beverages – 2.2%
C&C Group PLC	969,978	2,853,163
C&C Group PLC	329,900	952,472
Heineken NV	72,700	2,905,806
Pernod-Ricard SA	100,653	7,832,771
		14,544,212
Biotechnology – 1.7%
CSL Ltd., Australia	318,700	8,109,724
Marshall Edwards, Inc. (a)	2,091,980	1,590,323
NicOx SA (a)	101,049	1,261,143
		10,961,190
Building Materials – 0.5%
Sika AG	2,762	3,313,385
Chemicals – 0.4%
Filtrona PLC	1,355,756	2,926,366
Commercial Services – 7.2%
Aggreko PLC	618,020	5,646,080
BTG PLC (a)	868,281	2,599,878
Bunzl PLC	947,263	8,195,923
Capita Group PLC	1,339,174	14,932,254
De La Rue PLC	47,510	660,675
Dignity PLC	238,110	2,430,511
Experian Group Ltd.	737,819	6,086,594
Prosegur Cia de Seguridad SA	188,529	6,552,034
		47,103,949
Computers – 0.1%
Logitech International SA (a)	19,310	327,942
Cosmetics & Personal Care – 0.3%
L'Oreal SA	24,990	2,169,259
Distribution & Wholesale – 0.4%
Wolseley PLC (a)	119,675	2,675,100
Diversified Financial – 6.2%
BinckBank N.V.	289,953	4,303,301
Collins Stewart PLC	3,155,341	3,998,955
Credit Suisse Group	166,318	7,872,163
Housing Development Finance Corp.	34,000	1,798,089
ICAP PLC	1,199,260	9,090,381
Paragon Group of Cos. PLC	1,467,294	2,553,093
Swissquote Group Holding SA	33,023	1,732,398
Tullett Prebon PLC	1,618,551	9,616,190
		40,964,570
Electric – 0.3%
Fortum Oyj	88,500	2,060,084
Electronics – 6.5%
Art Advanced Research Technologies, Inc.	6,247,647	405,353
Art Advanced Research Technologies, Inc. (a)	3,163,727	205,265
Hoya Corp.	303,000	7,339,000
Ibiden Co. Ltd.	95,894	3,206,961
Keyence Corp.	39,709	7,835,094
Koninklijke Philips Electronics NV	146,000	3,333,975
Nidec Corp.	187,300	13,531,893
Nippon Electric Glass Co. Ltd.	154,000	1,783,517
Omron Corp.	129,121	2,088,269
Phoenix Mecano	9,007	2,725,694
		42,455,021
Energy — Alternate Sources – 0.9%
Ceres Power Holdings PLC (a)	1,497,027	5,664,443
Engineering & Construction – 3.3%
ABB Ltd. (a)	678,269	12,392,639
Boskalis Westminster	55,005	1,376,765
Leighton Holdings Ltd.	95,342	2,393,207
Trevi Finanziaria SpA	257,100	3,467,161
Vinci SA	40,425	2,059,316
		21,689,088
Entertainment – 0.5%
William Hill PLC	1,175,512	3,589,646
Foods – 3.5%
Aryzta AG (a)	67,729	2,379,202
Barry Callebaut AG (a)	15,093	8,779,083
Nestle SA	91,874	3,786,022
Unilever PLC	151,350	3,994,171
Woolworths Ltd.	166,616	3,803,317
		22,741,795
Health Care — Products – 7.5%
Cie Generale d'Optique Essilor International SA	92,020	5,109,962
DiaSorin SpA	246,000	6,854,345
Luxottica Group SpA (a)	171,900	4,313,148
Nobel Biocare Holding AG	48,215	1,146,016
Ortivus AB Class A (a)	114,300	102,884
Ortivus AB Class B (a)	859,965	583,498
Smith & Nephew PLC	407,818	3,229,807
Sonova Holding AG	50,946	4,498,342
Straumann Holding AG	22,202	4,850,198
Synthes, Inc.	86,806	9,768,230
Terumo Corp.	102,900	5,230,314
William Demant Holding (a)	62,000	3,694,039
		49,380,783
Health Care — Services – 1.6%
Sonic Healthcare Ltd.	1,085,967	10,581,155
Holding Company — Diversified – 0.7%
LVMH Moet Hennessy Louis Vuitton SA	47,890	4,326,279
Home Furnishing – 0.5%
SEB SA	72,319	3,455,995

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products – 0.6%
Reckitt Benckiser Group PLC	87,366	$4,194,190
Insurance – 2.9%
Allianz SE	16,724	1,652,163
AMP Ltd.	494,948	2,325,065
Prudential PLC	777,164	5,814,640
QBE Insurance Group Ltd.	553,878	8,989,443
		18,781,311
Internet – 1.8%
United Internet AG (a)	276,544	3,533,915
Yahoo! Japan Corp.	25,544	8,376,215
		11,910,130
Investment Companies – 0.1%
Reinet Investments SCA (a)	31,016	410,677
Leisure Time – 0.6%
Carnival Corp.	152,300	4,262,877
Machinery — Construction & Mining – 1.3%
Outotec OYJ	71,200	1,688,810
Rio Tinto PLC	172,906	7,131,330
		8,820,140
Machinery — Diversified – 1.7%
Alstom	137,990	9,481,780
Demag Cranes AG	60,590	1,505,291
		10,987,071
Manufacturing – 1.9%
Aalberts Industries NV	793,456	7,379,617
Siemens AG	66,105	5,286,487
		12,666,104
Media – 1.7%
British Sky Broadcasting Group PLC	149,750	1,363,395
Grupo Televisa SA Sponsored ADR (Mexico)	172,700	3,124,143
Vivendi SA	145,460	3,730,318
Zee Entertainment Enterprises Ltd. (a)	695,516	2,704,778
		10,922,634
Mining – 2.6%
Impala Platinum Holdings Ltd.	384,900	9,237,685
Vale SA Sponsored ADR (Brazil)	466,500	8,023,800
		17,261,485
Office Equipment/Supplies – 1.0%
Canon, Inc.	180,200	6,755,776
Oil & Gas – 3.1%
BG Group PLC	564,590	9,417,949
BP PLC Sponsored ADR (United Kingdom)	98,900	4,948,956
Total SA	111,360	6,210,075
		20,576,980
Oil & Gas Services – 1.8%
Maire Tecnimont SpA	945,800	3,813,488
Saipem SpA	81,500	2,210,633
Technip SA	90,560	5,509,216
		11,533,337
Pharmaceuticals – 5.3%
Astellas Pharma, Inc.	42,370	1,616,039
GlaxoSmithKline PLC	59,535	1,141,084
Grifols SA	304,600	5,554,961
NeuroSearch AS (a)	178,309	3,969,034
Novogen Ltd. (a)	3,071,190	1,955,625
Roche Holding AG	65,285	10,308,522
Sanofi-Aventis	62,693	4,113,611
Santhera Pharmaceuticals AG (a)	28,400	649,435
Shionogi & Co. Ltd.	143,000	2,961,698
Takeda Pharmaceutical Co. Ltd.	64,700	2,618,602
		34,888,611
Real Estate – 0.7%
Solidere GDR (Lebanon) (b)	180,785	4,698,602
Retail – 3.5%
Compagnie Financiere Richemont AG Class A	125,837	3,084,421
Enterprise Inns PLC	808,980	1,915,833
Hennes & Mauritz AB Class B	51,500	3,073,607
Inditex SA	160,200	8,629,921
PPR SA	19,060	2,126,196
Swatch Group AG	21,322	3,888,680
		22,718,658
Software – 6.5%
Autonomy Corp. PLC (a)	787,426	15,416,643
Compugroup Holding AG (a)	199,084	1,932,842
Infosys Technologies Ltd.	258,338	11,096,667
Proteome Systems Ltd.	11,643,300	213,529
Sage Group PLC	720,710	2,352,073
SAP AG	113,226	5,338,043
Square Enix Co. Ltd.	53,600	1,195,641
Temenos Group AG (a)	259,090	5,192,852
		42,738,290
Telecommunications – 5.0%
BT Group PLC	863,350	1,826,075
KDDI Corp.	667	3,529,429
Tandberg ASA	604,000	12,830,918
Telefonaktiebolaget LM Ericsson Class B	1,215,960	11,843,404
Vodafone Group PLC	1,349,725	2,767,280
		32,797,106
Toys, Games & Hobbies – 1.3%
Nintendo Co. Ltd.	32,700	8,837,462
Transportation – 0.6%
Toll Holdings Ltd.	250,107	1,418,351
Tsakos Energy Navigation Ltd.	129,288	2,300,034
		3,718,385
Venture Capital – 0.6%
3i Group PLC	835,533	3,817,625
TOTAL COMMON STOCK (Cost $619,121,306)		624,039,379
PREFERRED STOCK – 1.0%
Insurance – 1.0%
Ceres, Inc., Series C (c)	900,000	5,850,000
Ceres, Inc., Series C-1 (c)	96,820	629,330
Ceres, Inc., Series D (c)	29,700	193,050
		6,672,380
TOTAL PREFERRED STOCK (Cost $4,162,392)		6,672,380
TOTAL EQUITIES (Cost $623,283,698)		630,711,759
WARRANTS – 0.0%
Biotechnology – 0.0%
Marshall Edwards, Inc. Warrants, Expires 7/11/10, Strike 4.35 (a) (c)	97,405	31,627
TOTAL WARRANTS (Cost $0)		31,627

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS – 4.3%
Diversified Financial – 4.3%
Oppenheimer Institutional Money Market Fund Class E (d)	28,453,266	$28,453,266
TOTAL MUTUAL FUNDS (Cost $28,453,266)		28,453,266
TOTAL LONG-TERM INVESTMENTS (Cost $651,736,964)		659,196,652
TOTAL INVESTMENTS – 100.2% (Cost $651,736,964) (e)		659,196,652
Other Assets/ (Liabilities) – (0.2)%		(1,348,577)
NET ASSETS – 100.0%		$657,848,075

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $4,698,602 or 0.71% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Affiliated issuer. (Note 4).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.9%
COMMON STOCK – 95.7%
Aerospace & Defense – 3.5%
BAE Systems PLC	322,861	$1,655,441
Rolls-Royce Group PLC (a)	282,261	1,953,646
		3,609,087
Agriculture – 1.8%
Imperial Tobacco Group PLC	66,136	1,890,149
Banks – 4.3%
Julius Baer Holding AG	51,284	2,443,560
Mitsubishi UFJ Financial Group, Inc.	328,600	1,960,023
		4,403,583
Chemicals – 8.0%
K&S AG	35,506	1,996,123
Lonza Group AG Registered	19,041	1,891,275
Syngenta AG	8,657	2,007,278
Yara International ASA	73,654	2,293,852
		8,188,528
Commercial Services – 4.0%
De La Rue PLC	138,857	1,930,948
Secom Co. Ltd.	50,300	2,157,569
		4,088,517
Cosmetics & Personal Care – 1.9%
Unicharm Corp.	24,200	1,960,208
Electronics – 1.8%
Nidec Corp.	25,700	1,856,752
Foods – 1.8%
Tesco PLC	297,960	1,824,524
Holding Company — Diversified – 1.4%
TUI Travel PLC	388,765	1,473,798
Household Products – 2.1%
Reckitt Benckiser Group PLC	44,299	2,126,668
Insurance – 12.4%
Admiral Group PLC	127,245	2,032,767
AXA SA	98,136	2,074,454
Muenchener Rueckversicherungs AG	15,717	2,380,505
Prudential PLC	268,528	2,009,091
SCOR SE	91,934	2,210,763
Zurich Financial Services AG	10,391	2,044,341
		12,751,921
Media – 1.8%
Jupiter Telecommunications Co. Ltd.	2,250	1,893,621
Mining – 8.2%
Centamin Egypt Ltd. (a)	1,915,800	2,806,066
Lihir Gold Ltd. (a)	873,407	2,047,354
Peter Hambro Mining PLC	184,201	2,010,531
Randgold Resources Ltd.	24,950	1,528,076
		8,392,027
Oil & Gas – 12.8%
BG Group PLC	107,334	1,790,443
BP PLC	236,379	1,969,842
Dana Petroleum PLC (a)	81,315	1,864,565
ENI SpA	81,628	1,911,310
Oil Search Ltd.	408,019	1,914,535
Total SA	33,982	1,895,032
Tullow Oil PLC	106,712	1,761,506
		13,107,233
Pharmaceuticals – 7.7%
Actelion Ltd. (a)	37,209	2,059,126
Bayer AG	31,264	1,921,953
Grifols SA	109,627	1,999,257
Shire Ltd.	126,853	1,892,641
		7,872,977
Real Estate – 4.2%
Mitsui Fudosan Co., Ltd.	127,000	2,348,416
Sun Hung Kai Properties Ltd.	127,000	1,903,418
		4,251,834
Retail – 1.7%
Seven & I Holdings Co. Ltd.	74,300	1,748,079
Software – 1.6%
Autonomy Corp. PLC (a)	84,752	1,659,320
Telecommunications – 8.6%
BT Group PLC	1,171,035	2,476,861
Koninklijke KPN NV	148,517	2,235,514
NTT DoCoMo, Inc.	1,369	1,983,200
Telefonica SA	83,352	2,081,848
		8,777,423
Toys, Games & Hobbies – 2.0%
Nintendo Co. Ltd.	7,400	1,999,915
Transportation – 1.8%
Tokyu Corp.	375,000	1,838,656
Water – 2.3%
Suez Environnement SA	123,323	2,354,556
TOTAL COMMON STOCK (Cost $88,860,087)		98,069,376
PREFERRED STOCK – 2.2%
Health Care — Products – 2.2%
Fresenius SE	40,444	2,296,900
TOTAL PREFERRED STOCK (Cost $2,401,472)		2,296,900
TOTAL EQUITIES (Cost $91,261,559)		100,366,276
TOTAL LONG-TERM INVESTMENTS (Cost $91,261,559)		100,366,276
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$273,033	273,033
TOTAL SHORT-TERM INVESTMENTS (Cost $273,033)		273,033
TOTAL INVESTMENTS – 98.2% (Cost $91,534,592) (c)		100,639,309
Other Assets/ (Liabilities) – 1.8%		1,886,118
NET ASSETS – 100.0%		$102,525,427

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $273,034. Collateralized by U.S. Government Agency obligations with a rate of 5.375%, maturity date of 8/15/09, and an aggregate market value, including accrued interest, of $282,343.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

July 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 97.5%
Apparel – 2.1%
Far Eastern Textile Ltd.	985,000	$1,110,609
XTEP International Holdings	1,338,500	705,545
		1,816,154
Automotive & Parts – 2.1%
Hyundai Mobis	17,058	1,796,475
Banks – 20.1%
Bank Mandari Tbk PT	2,525,000	1,069,139
Bank Rakyat Indonesia	2,597,000	1,910,577
China Construction Bank Corp. Class H	2,489,000	1,995,763
Commercial International Bank	152,315	1,332,301
Credicorp Ltd.	26,200	1,747,540
ICICI Bank Ltd. Sponsored ADR (India)	24,600	771,210
Industrial & Commercial Bank of China	2,892,000	2,069,905
Itau Unibanco Holding SA Sponsored ADR (Brazil)	182,054	3,256,946
Turkiye Garanti Bankasi AS (a)	442,061	1,560,453
Turkiye Halk Bankasi AS	323,709	1,724,945
		17,438,779
Building Materials – 1.3%
Asia Cement Corp.	1,073,000	1,147,677
Chemicals – 3.2%
Israel Chemicals Ltd.	123,795	1,467,554
Taiwan Fertilizer Co. Ltd. (a)	410,000	1,299,343
		2,766,897
Cosmetics & Personal Care – 1.0%
LG Household & Health Care Ltd.	4,912	881,779
Diversified Financial – 6.1%
BM&F BOVESPA SA	172,100	1,112,256
Grupo Financiero Banorte SAB de CV	213,077	528,294
Hong Kong Exchanges and Clearing Ltd.	51,500	962,877
Redecard SA	73,600	1,094,505
Yuanta Financial Holding Co. Ltd. (a)	2,212,000	1,590,613
		5,288,545
Foods – 1.7%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (a)	17,637	1,202,138
X5 Retail Group NV GDR (Netherlands) (a)	16,689	268,693
		1,470,831
Holding Company — Diversified – 0.4%
Orascom Development Holding AG (a)	6,022	333,819
Home Builders – 1.0%
Desarrolladora Homex SA de CV Sponsored ADR (Mexico) (a)	25,400	894,842
Household Products – 1.2%
Hypermarcas SA (a)	68,664	1,000,127
Insurance – 1.8%
China Life Insurance Co. Ltd. Sponsored ADR (China)	23,186	1,543,260
Internet – 1.5%
NHN Corp. (a)	8,790	1,276,452
Media – 4.2%
Grupo Televisa SA Sponsored ADR (Mexico)	72,245	1,306,912
Naspers Ltd.	78,324	2,317,109
		3,624,021
Mining – 8.9%
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	48,615	1,905,708
Antofagasta PLC	85,312	1,077,881
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	21,000	1,304,520
Vale SA Sponsored ADR (Brazil)	198,998	3,422,766
		7,710,875
Oil & Gas – 15.2%
Gazprom OAO Sponsored ADR (Russia)	141,532	2,916,957
Lukoil OAO Sponsored ADR (Russia)	29,939	1,493,777
PetroChina Co. Ltd. Class H	1,684,000	1,986,736
Petroleo Brasileiro SA Sponsored ADR (Brazil)	114,866	3,870,984
Rosneft Oil Co. GDR (Russia) (a)	148,900	908,080
Rosneft Oil Co. GDR (Russia) (a)	44,300	270,673
Sasol Ltd.	48,656	1,739,679
		13,186,886
Pharmaceuticals – 2.4%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	39,528	2,108,423
Real Estate – 3.7%
China Overseas Land & Investment Ltd.	636,000	1,557,688
China Resources Land Ltd.	680,000	1,638,433
		3,196,121
Retail – 2.4%
Parkson Retail Group Ltd.	577,500	957,449
Wal-Mart de Mexico SAB de CV	332,220	1,132,986
		2,090,435
Semiconductors – 5.3%
Samsung Electronics Co. Ltd.	6,707	3,944,023
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	63,817	668,168
		4,612,191
Software – 1.0%
Infosys Technologies Ltd. Sponsored ADR (India)	20,970	902,339

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications – 10.9%
America Movil SAB de C.V. Sponsored ADR (Mexico)	52,846	$2,272,907
China Mobile Ltd.	309,000	3,229,617
Mobile TeleSystems Sponsored ADR (Russia)	31,658	1,329,319
Telekomunikasi Indonesia Tbk PT	1,061,000	956,990
Vimpel-Communications Sponsored ADR (Russia) (a)	124,108	1,676,699
		9,465,532
TOTAL COMMON STOCK (Cost $59,789,042)		84,552,460
PREFERRED STOCK – 1.5%
Iron & Steel – 1.5%
Usinas Siderurgicas de Minas Gerais SA Class A	54,000	1,281,380
TOTAL PREFERRED STOCK (Cost $565,229)		1,281,380
TOTAL EQUITIES (Cost $60,354,271)		85,833,840
TOTAL LONG-TERM INVESTMENTS (Cost $60,354,271)		85,833,840
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/09, 0.020%, due 8/03/09 (b)	$1,208,703	1,208,703
TOTAL SHORT-TERM INVESTMENTS (Cost $1,208,703)		1,208,703
TOTAL INVESTMENTS – 100.4% (Cost $61,562,974) (c)		87,042,543
Other Assets/ (Liabilities) – (0.4)%		(328,969)
NET ASSETS – 100.0%		$86,713,574

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,208,705. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/01/13, and an aggregate market value, including accrued interest, of $1,233,507.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected and Income Fund (formerly MassMutual Premier Inflation-Protected Bond Fund) ("Inflation-Protected and Income Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier International Bond Fund ("International Bond Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund"), MassMutual Premier Small Capitalization Value Fund ("Small Capitalization Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund"), MassMutual Premier Focused International Fund ("Focused International Fund") and MassMutual Premier Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

Each Fund, except for the Money Market Fund, has the following five classes of shares: Class A, Class L, Class Y, Class S and Class N. The Money Market Fund has the following four classes of shares: Class A, Class Y, Class S and Class N. Class N shares for the Money Market Fund are not currently available. Class L shares of the Money Market Fund were converted into Class S shares effective July 23, 2009. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among these classes will vary. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors

Notes to Portfolio of Investments (Unaudited) (Continued)

or market makers to the extent available or model prices. Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized

Notes to Portfolio of Investments (Unaudited) (Continued)

in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of July 31, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$400,775	$400,775
Total Preferred Stock	-	-	400,775	400,775
Total Equities	-	-	400,775	400,775
Bonds & Notes
Total Corporate Debt	-	151,320,790	-	151,320,790
Total Municipal Obligations	-	245,522	-	245,522
Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	747,766	-	747,766
Automobile ABS	-	7,124,716	-	7,124,716

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
Commercial MBS	$-	$12,851,424	$-	$12,851,424
Credit Card ABS	-	2,498,210	-	2,498,210
Home Equity ABS	-	3,949	-	3,949
Student Loans ABS	-	1,555,629	1,933,441	3,489,070
WL Collateral CMO	-	4,852,815	-	4,852,815
WL Collateral PAC	-	62,328	-	62,328
Total Non-U.S. Government Agency Obligations	-	29,696,837	1,933,441	31,630,278
Total Sovereign Debt Obligations	-	1,503,469	-	1,503,469
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	94,134,714	-	94,134,714
Total U.S. Government Agency Obligations and Instrumentalities	-	94,134,714	-	94,134,714
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	10,383,662	-	10,383,662
Total U.S. Treasury Obligations	-	10,383,662	-	10,383,662
Total Bonds & Notes	-	287,284,994	1,933,441	289,218,435
Total Long-Term Investments	-	287,284,994	2,334,216	289,619,210
Total Short-Term Investments	-	92,277,654	-	92,277,654
Total Investments	$-	$379,562,648	$2,334,216	$381,896,864

Core Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$910,853	$910,853
Total Preferred Stock	-	-	910,853	910,853
Total Equities	-	-	910,853	910,853
Bonds & Notes
Total Corporate Debt	-	439,313,476	2,073,699	441,387,175
Total Municipal Obligations	-	2,085,707	-	2,085,707
Non-U.S. Government Agency Obligations
Automobile ABS	-	3,550,315	-	3,550,315
Commercial MBS	-	41,200,152	-	41,200,152
Home Equity ABS	-	15,214	-	15,214
Student Loans ABS	-	2,898,675	5,824,030	8,722,705
WL Collateral CMO	-	14,013,216	-	14,013,216

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund (Continued)
WL Collateral PAC	$-	$221,838	$-	$221,838
Total Non-U.S. Government Agency Obligations	-	61,899,410	5,824,030	67,723,440
Total Sovereign Debt Obligations	-	4,862,357	-	4,862,357
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	3,312,001	-	3,312,001
Pass-Through Securities	-	431,116,695	-	431,116,695
Total U.S. Government Agency Obligations and Instrumentalities	-	434,428,696	-	434,428,696
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	141,465,449	-	141,465,449
Total U.S. Treasury Obligations	-	141,465,449	-	141,465,449
Total Bonds & Notes	-	1,084,055,095	7,897,729	1,091,952,824
Total Long-Term Investments	-	1,084,055,095	8,808,582	1,092,863,677
Total Short-Term Investments	-	265,234,433	-	265,234,433
Total Investments	$-	$1,349,289,528	$8,808,582	$1,358,098,110

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund
Equities
Common Stock
Communications	$54,891	$-	$-	$54,891
Total Common Stock	54,891	-	-	54,891
Preferred Stock
Financial	-	-	546,512	546,512
Total Preferred Stock	-	-	546,512	546,512
Total Equities	54,891	-	546,512	601,403
Bonds & Notes
Total Corporate Debt	-	117,218,711	-	117,218,711
Total Municipal Obligations	-	535,601	-	535,601
Non-U.S. Government Agency Obligations
Automobile ABS	-	851,055	-	851,055
Commercial MBS	-	10,580,462	-	10,580,462
Home Equity ABS	-	691	-	691
Student Loans ABS	-	670,265	1,582,495	2,252,760
WL Collateral CMO	-	6,349,967	-	6,349,967
WL Collateral PAC	-	27,620	-	27,620
Total Non-U.S. Government Agency Obligations	-	18,480,060	1,582,495	20,062,555
Total Sovereign Debt Obligations	-	1,309,977	-	1,309,977
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	112,307	-	112,307
Pass-Through Securities	-	113,569,589	-	113,569,589
Total U.S. Government Agency Obligations and Instrumentalities	-	113,681,896	-	113,681,896
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	27,005,993	-	27,005,993
Total U.S. Treasury Obligations	-	27,005,993	-	27,005,993
Total Bonds & Notes	-	278,232,238	1,582,495	279,814,733
Total Long-Term Investments	54,891	278,232,238	2,129,007	280,416,136
Total Short-Term Investments	-	65,760,589	-	65,760,589
Total Investments	$54,891	$343,992,827	$2,129,007	$346,176,725

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Income Fund
Equities
Common Stock
Communications	$-	$-	$153,473	$153,473
Consumer, Non-cyclical	-	67,499	-	67,499
Financial	277,605	-	-	277,605
Total Common Stock	277,605	67,499	153,473	498,577
Total Equities	277,605	67,499	153,473	498,577
Bonds & Notes
Total Corporate Debt	-	101,639,568	285,040	101,924,608
Total Municipal Obligations	-	947,894	-	947,894
Non-U.S. Government Agency Obligations
Automobile ABS	-	335,164	-	335,164
Commercial MBS	-	8,626,201	-	8,626,201
Credit Card ABS	-	82,478	-	82,478
Home Equity ABS	-	634,941	-	634,941
Manufactured Housing ABS	-	99,567	-	99,567
Student Loans ABS	-	2,887,534	-	2,887,534
WL Collateral CMO	-	21,575,211	-	21,575,211
Total Non-U.S. Government Agency Obligations	-	34,241,096	-	34,241,096
Total Sovereign Debt Obligations	-	84,256,872	-	84,256,872
Total Structured Obligations	-	6,234,135	1,649,556	7,883,691
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	9,646,468	-	9,646,468
Pass-Through Securities	-	19,907,104	-	19,907,104
Total U.S. Government Agency Obligations and Instrumentalities	-	29,553,572	-	29,553,572
Total Bonds & Notes	-	256,873,137	1,934,596	258,807,733
Total Mutual Funds	2,877,486	22,803,691	-	25,681,177
Purchased Options
Financial	28,665	-	-	28,665
Total Purchased Options	28,665	-	-	28,665
Total Long-Term Investments	3,183,756	279,744,327	2,088,069	285,016,152
Total Short-Term Investments	-	1,899,960	-	1,899,960
Total Investments	$3,183,756	$281,644,287	$2,088,069	$286,916,112

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund
Equities
Common Stock
Basic Materials	$1,716,297	$-	$-	$1,716,297
Communications	8,476,050	-	-	8,476,050
Consumer, Cyclical	5,598,170	-	-	5,598,170
Consumer, Non-cyclical	16,870,571	-	-	16,870,571
Diversified	22,050	-	-	22,050
Energy	7,659,552	-	-	7,659,552
Financial	9,733,164	-	-	9,733,164
Industrial	7,299,905	-	-	7,299,905
Technology	9,741,646	-	-	9,741,646
Utilities	2,580,987	-	-	2,580,987
Total Equities	69,698,392	-	-	69,698,392
Bonds & Notes
Total Corporate Debt	-	17,165,264	5	17,165,269
Total Municipal Obligations	-	86,762	-	86,762
Non-U.S. Government Agency Obligations
Automobile ABS	-	128,978	-	128,978
Commercial MBS	-	1,535,777	-	1,535,777
Student Loans ABS	-	99,016	76,303	175,319
WL Collateral CMO	-	529,681	-	529,681
WL Collateral PAC	-	13,443	-	13,443
Total Non-U.S. Government Agency Obligations	-	2,306,895	76,303	2,383,198
Total Sovereign Debt Obligation	-	51,789	-	51,789
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	108,857	-	108,857
Pass-Through Securities	-	16,372,544	-	16,372,544
Total U.S. Government Agency Obligations and Instrumentalities	-	16,481,401	-	16,481,401
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	5,549,953	-	5,549,953
Total U.S. Treasury Obligations	-	5,549,953	-	5,549,953
Total Bonds & Notes	-	41,642,064	76,308	41,718,372
Total Mutual Funds	2,420,705	-	-	2,420,705
Total Long-Term Investments	72,119,097	41,642,064	76,308	113,837,469

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Total Short-Term Investments	$-	$10,806,892	$-	$10,806,892
Total Investments	$72,119,097	$52,448,956	$76,308	$124,644,361

Main Street Fund
Equities
Common Stock
Basic Materials	$4,483,352	$-	$-	$4,483,352
Communications	22,180,086	-	-	22,180,086
Consumer, Cyclical	13,231,416	-	-	13,231,416
Consumer, Non-cyclical	44,548,755	1,907,621	-	46,456,376
Diversified	1,021,650	-	-	1,021,650
Energy	20,572,795	-	-	20,572,795
Financial	24,515,160	-	14	24,515,174
Industrial	20,863,118	-	-	20,863,118
Technology	18,055,687	-	-	18,055,687
Utilities	6,362,580	-	-	6,362,580
Total Common Stock	175,834,599	1,907,621	14	177,742,234
Total Equities	175,834,599	1,907,621	14	177,742,234
Total Mutual Funds	1,116,553	-	-	1,116,553
Total Long-Term Investments	176,951,152	1,907,621	14	178,858,787
Total Short-Term Investments	-	2,831,128	-	2,831,128
Total Investments	$176,951,152	$4,738,749	$14	$181,689,915

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$37,305,643	$-	$-	$37,305,643
Communications	98,773,982	-	-	98,773,982
Consumer, Cyclical	41,434,233	7,324,013	-	48,758,245
Consumer, Non-cyclical	173,597,113	35,508,187	-	209,105,301
Energy	63,716,030	-	-	63,716,030
Financial	40,728,627	11,778,490	-	52,507,117
Industrial	39,982,344	11,157,447	-	51,139,791
Technology	139,975,912	-	-	139,975,912
Total Common Stock	635,513,884	65,768,137	-	701,282,021
Total Equities	635,513,884	65,768,137	-	701,282,021
Total Long-Term Investments	635,513,884	65,768,137	-	701,282,021
Total Short-Term Investments	-	13,557,183	-	13,557,183
Total Investments	$635,513,884	$79,325,320	$-	$714,839,204

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Main Street Small Cap Fund
Equities
Common Stock
Basic Materials	$2,420,755	$-	$-	$2,420,755
Communications	8,384,613	-	-	8,384,613
Consumer, Cyclical	12,107,402	-	3	12,107,405
Consumer, Non-cyclical	18,753,700	-	-	18,753,700
Energy	2,841,543	-	-	2,841,543
Financial	16,752,683	-	36	16,752,719
Industrial	13,766,959	-	-	13,766,959
Technology	8,028,229	-	-	8,028,229
Utilities	2,443,620	-	-	2,443,620
Total Common Stock	85,499,504	-	39	85,499,543
Total Equities	85,499,504	-	39	85,499,543
Total Mutual Funds	1,191,449	-	-	1,191,449
Total Long-Term Investments	86,690,953	-	39	86,690,992
Total Short-Term Investments	-	3,389,412	-	3,389,412
Total Investments	$86,690,953	$3,389,412	$39	$90,080,404

Small Company Opportunities Fund
Equities
Common Stock
Basic Materials	$4,935,577	$-	$-	$4,935,577
Communications	17,058,157	-	-	17,058,157
Consumer, Cyclical	24,566,081	-	6	24,566,087
Consumer, Non-cyclical	38,015,472	-	-	38,015,472
Energy	5,747,517	-	-	5,747,517
Financial	33,987,110	-	68	33,987,179
Industrial	27,839,574	-	-	27,839,574
Technology	16,358,220	-	-	16,358,220
Utilities	4,953,682	-	-	4,953,682
Total Common Stock	173,461,390	-	74	173,461,464
Total Equities	173,461,390	-	74	173,461,464
Total Mutual Funds	3,997,135	-	-	3,997,135
Total Long-Term Investments	177,458,525	-	74	177,458,599
Total Short-Term Investments	-	7,403,996	-	7,403,996
Total Investments	$177,458,525	$7,403,996	$74	$184,862,595

Global Fund
Equities
Common Stock
Basic Materials	$-	$1,900,829	$-	$1,900,829
Communications	33,717,129	28,536,995	-	62,254,124
Consumer, Cyclical	21,725,147	25,053,150	-	46,778,297

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund (Continued)
Consumer, Non-cyclical	$32,788,268	$34,923,634	$-	$67,711,902
Diversified	-	7,978,638	-	7,978,638
Energy	8,233,705	10,958,747	-	19,192,452
Financial	11,223,581	39,530,971	-	50,754,552
Industrial	17,698,084	43,437,117	-	61,135,201
Technology	28,843,480	21,621,117	-	50,464,597
Utilities	-	3,352,001	-	3,352,001
Total Common Stock	154,229,394	217,293,199	-	371,522,593
Preferred Stock Consumer, Cyclical	-	2,434,761	-	2,434,761
Total Preferred Stock	-	2,434,761	-	2,434,761
Total Equities	154,229,394	219,727,960	-	373,957,354
Bonds & Notes
Total Corporate Debt	-	420,227	-	420,227
Total Bonds & Notes	-	420,227	-	420,227
Total Mutual Funds	7,074,002	-	-	7,074,002
Total Long-Term Investments	161,303,396	220,148,187	-	381,451,583
Total Investments	$161,303,396	$220,148,187	$-	$381,451,583

International Equity Fund
Equities
Common Stock
Basic Materials	$8,023,800	$19,295,380	$-	$27,319,180
Communications	3,124,143	52,505,728	-	55,629,871
Consumer, Cyclical	4,262,878	64,279,490	-	68,542,368
Consumer, Non-cyclical	1,590,323	194,974,822	-	196,565,145
Diversified	-	4,326,279	-	4,326,279
Energy	4,948,956	32,825,803	-	37,774,759
Financial	7,547,533	71,157,137	-	78,704,670
Industrial	7,552,730	95,742,285	-	103,295,015
Technology	-	49,822,008	-	49,822,008
Utilities	-	2,060,084	-	2,060,084
Total Common Stock	37,050,363	586,989,016	-	624,039,379
Preferred Stock
Financial	-	-	6,672,380	6,672,380
Total Preferred Stock	-	-	6,672,380	6,672,380
Total Equities	37,050,363	586,989,016	6,672,380	630,711,759
Warrants
Consumer, Non-cyclical	-	31,627	-	31,627
Total Warrants	-	31,627	-	31,627
Total Mutual Funds	28,453,266	-	-	28,453,266

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Equity Fund (Continued)
Total Long-Term Investments	$65,503,629	$587,020,643	$6,672,380	$659,196,652
Total Investments	$65,503,629	$587,020,643	$6,672,380	$659,196,652

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$6,632,994	$3,844,778	$-	$10,477,772
Communications	6,585,836	7,780,169	-	14,366,005
Consumer, Cyclical	2,027,828	4,570,078	-	6,597,906
Consumer, Non-cyclical	4,579,381	881,779	-	5,461,160
Diversified	-	333,819	-	333,819
Energy	9,460,471	3,726,415	-	13,186,886
Financial	10,054,012	17,412,693	-	27,466,705
Industrial	-	1,147,677	-	1,147,677
Technology	1,570,507	3,944,023	-	5,514,530
Total Common Stock	40,911,029	43,641,431	-	84,552,460
Preferred Stock
Basic Materials	1,281,380	-	-	1,281,380
Total Preferred Stock	1,281,380	-	-	1,281,380
Total Equities	42,192,409	43,641,431	-	85,833,840
Total Long-Term Investments	42,192,409	43,641,431	-	85,833,840
Total Short-Term Investments	-	1,208,703	-	1,208,703
Total Investments	$42,192,409	$44,850,134	$-	$87,042,543

The Money Market Fund, the Inflation-Protected and Income Fund, the High Yield Fund, the International Bond Fund and the Focused International Fund had all investments at Level 2, with corresponding industries as represented in the portfolios of investments, as of July 31, 2009. The Value Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Discovery Value Fund and the Small Capitalization Value Fund had all long-term investments at Level 1, with corresponding industries as represented in the portfolios of investments, and all short-term securities at Level 2 as of July 31, 2009.

The following is the aggregate value by input level as of July 31, 2009 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Duration Bond Fund	$-	$622,885	$-	$622,885

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Bond Fund	$-	$2,313,123	$-	$2,313,123
Diversified Bond Fund	-	601,188	-	601,188
Strategic Income Fund	600,489	11,325,794	-	11,926,283
International Bond Fund	-	92,044	-	92,044
Balanced Fund	72,903	87,208	-	160,111

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Duration Bond Fund	$-	$(209,019)	$-	$(209,019)
Core Bond Fund	-	(688,625)	-	(688,625)
Diversified Bond Fund	-	(182,456)	-	(182,456)
Strategic Income Fund	(653,850)	(5,727,059)	-	(6,380,909)
International Bond Fund	-	(146,419)	-	(146,419)
Balanced Fund	(14,135)	(27,816)	-	(41,951)

*Other financial instruments include forwards, futures, swaps and written options.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets Valuation Inputs

	Investments in Securities
	Balance as of 10/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 7/31/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/09
Short-Duration Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$435,435	$-	$-	$(34,660)	$-	$-	$-	$-	$400,775	$(34,660)
Bonds & Notes
Corporate Debt	289,066	-	180	1,273	-	(290,519)	-	-	-	-
Non-U.S. Government Agency Obligations
Student Loans ABS	2,730,374	-	(920,583)	237,681	-	(114,031)	-	-	1,933,441	(362,231)
Total	$3,454,875	$-	$(920,403)	$204,294	$-	$(404,550)	$-	$-	$2,334,216	$(396,891)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 7/31/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/09
Core Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$989,625	$-	$-	$(78,772)	$-	$-	$-	$-	$910,853	$(78,772)
Bonds & Notes
Corporate Debt	4,789,516	-	24,218	857,331	-	(3,597,366)	-	-	2,073,699	24,522
Non-U.S. Government Agency Obligations
Student Loans ABS	8,231,438	-	(2,739,296)	671,200	-	(339,312)	-	-	5,824,030	(1,113,904)
Total	$14,010,579	$-	$(2,715,078)	$1,449,759	$-	$(3,936,678)	$-	$-	$8,808,582	$(1,113,904)
Diversified Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$593,775	$-	$-	$(47,263)	$-	$-	$-	$-	$546,512	$(47,263)
Bonds & Notes
Corporate Debt	914,892	-	(28,440)	277,549	-	(1,164,001)	-	-	-	-
Non-U.S. Government Agency Obligations
Student Loans ABS	2,421,586	-	(956,350)	345,634	-	(228,375)	-	-	1,582,495	(166,486)
Total	$3,930,253	$-	$(984,790)	$575,920	$-	$(1,392,376)	$-	$-	$2,129,007	$(213,749)
Strategic Income Fund
Long-Term Investments
Equities
Common Stock
Communications	$-	$-	$-	$(44)	$153,472	$-	$45	$-	$153,473	$(44)
Bonds & Notes
Corporate Debt	565,174		-	(394,034)	113,900	-	-	-	285,040	(394,034)
Non-U.S. Government Agency Obligations
Student Loans ABS	-	-	-	(15,861)	15,861	-	-	-	-	$(15,861)
Structured Obligations	641,877	-	(644,839)	737,685	-	(166,569)	1,081,402	-	1,649,556	107,766
Total	$1,207,051	$-	$(644,839)	$327,746	$283,233	$(166,569)	$1,081,447	$-	$2,088,069	$(302,173)
Balanced Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$237,662	$-	$90	$32,136	$-	$(269,883)	$-	$-	$5	$1
Non-U.S. Government Agency Obligations
Student Loans ABS	218,564	-	(224,533)	110,085	-	(27,813)	-	-	76,303	(36,236)
Total	$456,226	$-	$(224,443)	$142,221	$-	$(297,696)	$-	$-	$76,308	$36,235

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 7/31/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/09
Main Street Fund
Long-Term Investments
Equities
Common Stock
Diversified	$-	$-	$-	$14	$-	$-	$-	$-	$14	$14
Warrants
Financial	1,278	-	(2,655)	1,420	-	(43)	-	-	-	-
Total	$1,278	$-	$(2,655)	$1,434	$-	$(43)	$-	$-	$14	$14
Main Street Small Cap Fund
Long-Term Investments
Equities
Common Stock
Consumer, Cyclical	$-	$-	$-	$3	$-	$-	$-	$-	$3	$3
Financial	-	-	-	36	-	-	-	-	36	36
Warrants
Basic Materials	184	-	-	(184)	-	-	-	-	-	-
Total	$184	$-	$-	$(145)	$-	$-	$-	$-	$39	$39
Small Company Opportunities Fund
Long-Term Investments
Equities
Common Stock
Consumer, Cyclical	$-	$-	$-	$6	$-	$-	$-	$-	$6	$6
Financial	-	-	-	$68	-	-	-	-	68	68
Warrants
Basic Materials	697	-	-	(697)	-	-	-	-	-	-
Total	$697	$-	$-	$(623)	$-	$-	$-	$-	$74	$74
International Equity Fund
Long-Term Investments
Equities
Common Stock
Consumer, Non-cyclical	$3,157,535	$-	$1,386,035	$(1,202,394)	$-	$(3,341,176)	$-	$-	$-	$-
Preferred Stock
Financial	6,672,380	-	-	-	3,601,392	(3,601,392)	-	-	6,672,380	-
Total	$9,829,915	$-	$1,386,035	$(1,202,394)	$3,601,392	$(6,942,568)	$-	$-	$6,672,380	$-
Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$27,882	$-	$-	$(976)	$-	$(26,906)	$-	$-	$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position.

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund's objectives for using the derivatives it held during the period are as follows:

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	International Bond Fund	Balanced Fund	International Equity Fund
Foreign Currency Transactions (Including Options, Futures Contracts, Forward Contracts, and Swaps)
Hedging/Risk Management				X	X
Directional Exposures to Currencies				X	X
Futures Contracts (Including Options on Futures Contracts)
Hedging/Risk Management				X		X
Duration/Credit Quality Management				X		X
Short-term Cash Deployment						X
Substitution for Cash Investment				X		X
Intention to Create Investment Leverage in Portfolio						X

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	International Bond Fund	Balanced Fund	International Equity Fund
Interest Rate Swaps (Including Caps, Floors, and Collars, and Related Options)
Hedging/Risk Management	X	X	X			X
Duration Management	X	X	X	X		X
Substitution for Cash Investment	X	X	X			X
Intention to Create Investment Leverage in Portfolio	X	X	X			X
Total Return Swaps (Including Index Swaps)
Substitution for Cash Investment				X
Duration/Credit Quality Management				X
Market Access				X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X	X	X		X
Duration/Credit Quality Management	X	X	X			X
Directional Investment	X	X	X	X		X
Intention to Create Investment Leverage in Portfolio	X	X	X			X
Credit Default Swaps (Protection Seller)
Duration/Credit Quality Management				X
Directional Investment				X
Rights and Warrants
Directional Investment							X

Notes to Portfolio of Investments (Unaudited) (Continued)

As of July 31, 2009, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Contracts	$-	$-	$622,885	$-	$622,885
Liability Derivatives
Swap Contracts	$(72,599)	$-	$(136,420)	$-	$(209,019)

Core Bond Fund
Asset Derivatives
Swap Contracts	$-	$-	$2,313,123	$-	$2,313,123
Liability Derivatives
Swap Contracts	$(246,158)	$-	$(442,467)	$-	$(688,625)

Diversified Bond Fund
Asset Derivatives
Swap Contracts	$-	$-	$601,188	$-	$601,188
Liability Derivatives
Swap Contracts	$(64,659)	$-	$(117,797)	$-	$(182,456)

Strategic Income Fund
Asset Derivatives
Options Purchased	$-	$28,665	$-	$-	$28,665
Swap Contracts	7,611,733	11,785	558,927	-	8,182,445
Futures Contracts	600,489	-	-	-	600,489
Forward Contracts	-	3,143,349	-	-	3,143,349
Total Value	$8,212,222	$3,183,799	$558,927	$-	$11,954,948
Liability Derivatives
Options Written	$-	$(1,645)	$-	$-	$(1,645)
Swap Contracts	(752,796)	-	(1,372,709)	-	(2,125,505)
Futures Contracts	(652,205)	-	-	-	(652,205)
Forward Contracts	-	(3,601,554)	-	-	(3,601,554)
Total Value	$(1,405,001)	$(3,603,199)	$(1,372,709)	$-	$(6,380,909)

International Bond Fund
Asset Derivatives
Forward Contracts	$-	$92,044	$-	$-	$92,044
Liability Derivatives
Forward Contracts	$-	$(146,419)	$-	$-	$(146,419)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Balanced Fund
Asset Derivatives
Swap Contracts	$-	$-	$87,208	$-	$87,208
Futures Contracts	-	-	-	72,903	72,903
Total Value	$-	$-	$87,208	$72,903	$160,111
Liability Derivatives
Swap Contracts	$(10,210)	$-	$(17,606)	$-	$(27,816)
Futures Contracts	(14,135)	-	-	-	(14,135)
Total Value	$(24,345)	$-	$(17,606)	$-	$(41,951)

International Equity Fund
Asset Derivatives
Warrants	$-	$-	$-	$31,627	$31,627

Further details regarding the derivatives and other investments held by the Funds during the period are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency futures or forward contracts, each of which calls for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Futures contracts are exchange-traded and typically present minimal counterparty risk; forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able, to perform its obligations. Each type of arrangement may require the Fund to post margin. A Fund may also buy options on currencies or currency futures contracts, in which event its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered. See "Financial Futures Contracts" and "Options, Rights and Warrants," below, for information regarding the accounting treatment of futures contracts and options, respectively.

A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. (See "Swap Agreements," below, for a description of risks associated with swap transactions and the accounting treatment.)

The Fund(s) listed in the following table had open forward foreign currency contracts at July 31, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
Bank of America Securities LLC	117,000,000	Hungarian Forint	8/13/09	$606,549	$625,397	$18,848
Bank of America Securities LLC	5,788,000,000	Indonesian Rupiah	8/19/09	559,227	581,402	22,175
Bank of America Securities LLC	4,770,000,000	Indonesian Rupiah	8/26/09	454,589	478,466	23,877
Bank of America Securities LLC	190,000,000	Japanese Yen	8/10/09	2,001,767	2,009,731	7,964
Bank of America Securities LLC	77,000,000	Japanese Yen	11/12/09	781,726	815,258	33,532
Bank of America Securities LLC	3,760,000	New Zealand Dollar	8/10/09	2,368,248	2,479,366	111,118
Bank of America Securities LLC	1,060,000	Polish Zloty	8/10/09	325,953	364,514	38,561
						256,075
Barclays Bank PLC	1,630,000	Euro	8/03/09	2,299,922	2,327,152	27,230
Barclays Bank PLC	2,495,000	Euro	8/10/09	3,520,426	3,562,148	41,722
Barclays Bank PLC	1,290,000	Euro	9/24/09	1,785,360	1,841,841	56,481
Barclays Bank PLC	151,000,000	Hungarian Forint	8/03/09	802,730	808,592	5,862
Barclays Bank PLC	151,000,000	Hungarian Forint	10/05/09	787,443	799,177	11,734
Barclays Bank PLC	22,640,000	Norwegian Krone	8/10/09	3,589,597	3,700,079	110,482
Barclays Bank PLC	2,100,000	Polish Zloty	8/03/09	706,652	722,456	15,804
						269,315
BNP Paribas Securities Corp.	560,000	Euro	8/03/09	794,690	799,512	4,822

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
BNP Paribas Securities Corp.	275,000,000	Hungarian Forint	8/03/09	$1,375,583	$1,472,600	$97,017
BNP Paribas Securities Corp.	154,985,000	Japanese Yen	8/10/09	1,628,056	1,639,359	11,303
BNP Paribas Securities Corp.	6,960,000	Polish Zloty	8/03/09	2,212,739	2,394,427	181,688
BNP Paribas Securities Corp.	3,980,000	Polish Zloty	8/10/09	1,320,870	1,368,645	47,775
BNP Paribas Securities Corp.	1,680,000	Polish Zloty	10/05/09	565,714	575,512	9,798
BNP Paribas Securities Corp.	15,000,000	Swedish Krona	8/10/09	1,961,629	2,077,263	115,634
BNP Paribas Securities Corp.	4,705,000	Swiss Franc	8/10/09	4,373,001	4,409,594	36,593
						504,630
BNY/Standard Bank London Ltd.	4,300,000	South African Rand	8/03/09	552,898	550,139	(2,759)
BNY/Standard Bank London Ltd.	13,510,000	South African Rand	8/17/09	1,672,155	1,723,985	51,830
						49,071
Chase Securities, Inc.	4,000,000	Chinese Yuan Renminbi	12/17/09	565,771	586,657	20,886
Chase Securities, Inc.	9,190,000	Russian Ruble	9/21/09	261,080	289,009	27,929
						48,815
Citigroup	880,000	British Pound	8/10/09	1,404,680	1,470,592	65,912
Citigroup	304,000,000	Chilean Peso	8/03/09	560,989	561,870	881
Citigroup	8,900,000	Chinese Yuan Renminbi	9/02/09	1,337,340	1,302,817	(34,523)
Citigroup	580,000	Euro	8/03/09	826,515	828,066	1,551
Citigroup	80,000	Peruvian New Sol	9/04/09	26,450	26,765	315
Citigroup	160,000	Singapore Dollar	8/11/09	109,966	111,156	1,190
						35,326
Credit Suisse Securities LLC	470,000	British Pound	8/10/09	775,514	785,430	9,916
Credit Suisse Securities LLC	60,000,000	Japanese Yen	8/10/09	626,550	634,652	8,102
Credit Suisse Securities LLC	184,000,000	Japanese Yen	11/12/09	1,867,982	1,948,148	80,166
Credit Suisse Securities LLC	1,500,000	Mexican Peso	8/10/09	110,734	113,538	2,804
Credit Suisse Securities LLC	1,240,000	New Turkish Lira	8/10/09	834,917	840,899	5,982
Credit Suisse Securities LLC	11,500,000	Russian Ruble	11/18/09	344,621	355,722	11,101
Credit Suisse Securities LLC	9,025,000	South African Rand	8/17/09	1,110,359	1,151,663	41,304
Credit Suisse Securities LLC	4,300,000	South African Rand	10/05/09	544,925	543,513	(1,412)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
Credit Suisse Securities LLC	2,725,000	Swedish Krona	8/10/09	$347,916	$377,369	$29,453
						187,416
Deutsche Bank	173,000	Australian Dollar	8/20/09	139,954	144,055	4,101
Deutsche Bank	850,000	British Pound	8/10/09	1,405,381	1,420,458	15,077
Deutsche Bank	335,000	British Pound	8/20/09	553,872	559,815	5,943
Deutsche Bank	2,685,000	Canadian Dollar	8/10/09	2,425,443	2,488,704	63,261
Deutsche Bank	620,000	Canadian Dollar	8/20/09	560,113	574,695	14,582
Deutsche Bank	2,340,000	Euro	8/20/09	3,329,329	3,340,904	11,575
Deutsche Bank	97,000,000	Japanese Yen	8/10/09	1,019,743	1,026,021	6,278
Deutsche Bank	76,000,000	Japanese Yen	8/20/09	803,493	803,963	470
Deutsche Bank	254,000,000	Japanese Yen	9/24/09	2,682,296	2,687,826	5,530
Deutsche Bank	148,000	Swiss Franc	8/20/09	138,673	138,720	47
						126,864
Goldman Sachs & Co.	8,910,000	Brazilian Real	8/04/09	4,656,231	4,774,792	118,561
Goldman Sachs & Co.	6,640,000	Brazilian Real	9/02/09	3,490,053	3,537,658	47,605
Goldman Sachs & Co.	4,680,000	Brazilian Real	10/02/09	2,185,690	2,480,064	294,374
Goldman Sachs & Co.	336,000,000	Colombian Peso	8/24/09	168,421	164,385	(4,036)
Goldman Sachs & Co.	25,440,000	Mexican Peso	8/10/09	1,894,923	1,925,602	30,679
Goldman Sachs & Co.	4,780,000	South African Rand	8/17/09	585,921	609,966	24,045
Goldman Sachs & Co.	370,000,000	South Korean Won	8/17/09	286,156	301,223	15,067
Goldman Sachs & Co.	912,000,000	South Korean Won	8/24/09	738,599	742,433	3,834
						530,129
JP Morgan Chase	1,950,000	Argentinean Peso	8/28/09	504,397	503,282	(1,115)
JP Morgan Chase	200,000	Argentinean Peso	8/28/09	51,813	51,619	(194)
JP Morgan Chase	3,210,000	Australian Dollar	8/10/09	2,593,376	2,674,878	81,502
JP Morgan Chase	3,440,000	Chinese Yuan Renminbi	12/17/09	510,045	504,525	(5,520)
JP Morgan Chase	2,300,000	Euro	1/13/10	3,272,958	3,284,048	11,090
JP Morgan Chase	4,300,000	Hong Kong Dollar	8/03/09	554,839	554,832	(7)
JP Morgan Chase	8,820,000,000	Indonesian Rupiah	8/10/09	858,534	887,583	29,049
JP Morgan Chase	5,450,000,000	Indonesian Rupiah	8/18/09	528,188	547,561	19,373
JP Morgan Chase	890,000	Malaysian Ringgit	8/13/09	251,756	252,567	811
JP Morgan Chase	10,600,000	Mexican Peso	8/10/09	783,798	802,334	18,536
JP Morgan Chase	5,910,000	Russian Ruble	9/18/09	183,313	185,991	2,678
JP Morgan Chase	29,790,000	Russian Ruble	9/18/09	870,235	937,510	67,275
JP Morgan Chase	16,400,000	Russian Ruble	9/21/09	488,823	515,750	26,927
JP Morgan Chase	19,400,000	Russian Ruble	11/16/09	591,824	600,470	8,646
JP Morgan Chase	140,000	Singapore Dollar	8/11/09	97,094	97,262	168
JP Morgan Chase	680,000,000	South Korean Won	8/03/09	547,504	553,656	6,152
JP Morgan Chase	370,000,000	South Korean Won	8/17/09	286,378	301,223	14,845
JP Morgan Chase	680,000,000	South Korean Won	9/03/09	556,921	553,525	(3,396)
						276,820
Royal Bank of Scotland PLC	8,560,000	Norwegian Krone	8/10/09	1,323,986	1,398,970	74,984
Royal Bank of Scotland PLC	2,150,000	Polish Zloty	8/03/09	664,976	739,658	74,682

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
Royal Bank of Scotland PLC	6,130,000	Polish Zloty	10/05/09	$2,068,151	$2,099,934	$31,783
Royal Bank of Scotland PLC	100,000	Swiss Franc	8/10/09	92,442	93,721	1,279
						182,728
Santander Investment Securities, Inc.	3,270,000	Brazilian Real	8/04/09	1,672,933	1,752,364	79,431
Santander Investment Securities, Inc.	304,000,000	Chilean Peso	8/03/09	560,111	561,870	1,759
Santander Investment Securities, Inc.	1,960,000,000	Colombian Peso	8/05/09	954,601	961,362	6,761
Santander Investment Securities, Inc.	7,100,000	Mexican Peso	8/03/09	536,436	537,838	1,402
						89,353
State Street Bank	2,950,000	Canadian Dollar	8/10/09	2,654,816	2,734,330	79,514
Westpac Banking Corp.	1,430,000	Australian Dollar	8/10/09	1,162,061	1,191,612	29,551
Westpac Banking Corp.	3,690,000	New Zealand Dollar	8/10/09	2,418,795	2,433,208	14,413
						43,964
						$2,680,020
SELLS
Bank of America Securities LLC	660,000	Canadian Dollar	8/10/09	608,345	611,748	$(3,403)
Bank of America Securities LLC	116,000,000	Japanese Yen	8/10/09	1,227,421	1,226,994	427
Bank of America Securities LLC	1,490,000	New Zealand Dollar	8/10/09	924,141	982,515	(58,374)
Bank of America Securities LLC	3,280,000	Polish Zloty	8/10/09	1,038,104	1,127,929	(89,825)
Bank of America Securities LLC	17,000,000	Taiwan Dollar	8/13/09	522,273	518,522	3,751
						(147,424)
Barclays Bank PLC	900,000	Euro	8/03/09	1,279,871	1,284,930	(5,059)
Barclays Bank PLC	2,665,000	Euro	8/10/09	3,737,496	3,804,859	(67,363)
Barclays Bank PLC	2,590,000	Euro	9/24/09	3,644,674	3,697,959	(53,285)
Barclays Bank PLC	1,050,000	Euro	10/05/09	1,474,037	1,499,180	(25,143)
Barclays Bank PLC	1,900,000	Euro	12/09/09	2,668,930	2,712,808	(43,878)
Barclays Bank PLC	2,300,000	Euro	1/27/10	3,217,286	3,284,098	(66,812)
Barclays Bank PLC	151,000,000	Hungarian Forint	8/03/09	796,414	808,592	(12,178)
Barclays Bank PLC	2,100,000	Israeli Shekel	8/13/09	544,662	555,406	(10,744)
Barclays Bank PLC	15,040,000	Norwegian Krone	8/10/09	2,334,787	2,458,003	(123,216)
Barclays Bank PLC	2,540,000	Polish Zloty	8/03/09	864,240	873,828	(9,588)
Barclays Bank PLC	1,210,000	Polish Zloty	11/12/09	372,594	413,589	(40,995)
						(458,261)
BNP Paribas Securities Corp.	1,870,000	Euro	8/03/09	2,638,570	2,669,800	(31,230)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
BNP Paribas Securities Corp.	895,000	Euro	11/12/09	$1,192,396	$1,277,839	$(85,443)
BNP Paribas Securities Corp.	275,000,000	Hungarian Forint	8/03/09	1,410,031	1,472,600	(62,569)
BNP Paribas Securities Corp.	146,985,000	Japanese Yen	8/10/09	1,494,336	1,554,738	(60,402)
BNP Paribas Securities Corp.	300,000	Polish Zloty	8/10/09	99,537	103,164	(3,627)
BNP Paribas Securities Corp.	610,000	Polish Zloty	11/12/09	184,792	208,503	(23,711)
BNP Paribas Securities Corp.	16,895,000	Swedish Krona	8/10/09	2,179,908	2,339,691	(159,783)
BNP Paribas Securities Corp.	3,581,000	Swiss Franc	8/10/09	3,337,312	3,356,165	(18,853)
						(445,618)
Chase Securities, Inc.	25,590,000	Russian Ruble	9/21/09	967,540	804,760	162,780
Chase Securities, Inc.	18,900,000	Russian Ruble	11/16/09	554,414	584,994	(30,580)
						132,200
Citigroup	304,000,000	Chilean Peso	8/03/09	573,152	561,870	11,282
Citigroup	970,000,000	Colombian Peso	8/10/09	459,376	475,456	(16,080)
Citigroup	1,165,000	British Pound	8/10/09	1,905,993	1,946,864	(40,871)
Citigroup	6,550,000	Mexican Peso	8/10/09	489,134	495,782	(6,648)
Citigroup	930,000	Peruvian New Sol	10/26/09	297,125	310,662	(13,537)
Citigroup	2,540,000	Polish Zloty	8/03/09	863,370	873,828	(10,458)
						(76,312)
Credit Suisse Securities LLC	60,000,000	Japanese Yen	8/10/09	631,312	634,652	(3,340)
Credit Suisse Securities LLC	17,430,000	Mexican Peso	8/10/09	1,292,068	1,319,310	(27,242)
Credit Suisse Securities LLC	6,119,000	New Turkish Lira	8/10/09	3,909,896	4,149,563	(239,667)
Credit Suisse Securities LLC	500,000	Russian Ruble	11/16/09	15,002	15,476	(474)
Credit Suisse Securities LLC	11,500,000	Russian Ruble	11/18/09	324,401	355,722	(31,321)
Credit Suisse Securities LLC	4,300,000	South African Rand	8/03/09	551,636	550,139	1,497
Credit Suisse Securities LLC	5,430,000	Swedish Krona	8/10/09	699,171	751,969	(52,798)
						(353,345)
Deutsche Bank	88,000	Australian Dollar	8/20/09	70,488	73,276	(2,788)
Deutsche Bank	285,000	British Pound	8/10/09	470,574	476,271	(5,697)
Deutsche Bank	170,000	British Pound	8/20/09	278,955	284,085	(5,130)
Deutsche Bank	910,000	Canadian Dollar	8/10/09	822,071	843,472	(21,401)
Deutsche Bank	320,000	Canadian Dollar	8/20/09	286,482	296,617	(10,135)
Deutsche Bank	3,185,000	Euro	8/20/09	3,633,448	4,547,341	(913,893)
Deutsche Bank	725,000	Euro	11/12/09	981,650	1,035,121	(53,471)
Deutsche Bank	128,000,000	Japanese Yen	8/10/09	1,353,080	1,353,924	(844)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
Deutsche Bank	38,000,000	Japanese Yen	8/20/09	$406,844	$401,982	$4,862
Deutsche Bank	127,000,000	Japanese Yen	9/24/09	1,349,628	1,343,913	5,715
Deutsche Bank	10,700,000	Russian Ruble	9/18/09	399,030	336,736	62,294
Deutsche Bank	75,000	Swiss Franc	8/20/09	69,726	70,297	(571)
						(941,059)
Goldman Sachs & Co.	8,910,000	Brazilian Real	8/04/09	4,651,429	4,774,791	(123,362)
Goldman Sachs & Co.	1,110,000	Brazilian Real	9/02/09	583,428	591,385	(7,957)
Goldman Sachs & Co.	20,175,000	Mexican Peso	8/10/09	1,512,857	1,527,085	(14,228)
						(145,547)
JP Morgan Chase	2,380,000	Australian Dollar	8/10/09	1,898,869	1,983,243	(84,374)
JP Morgan Chase	220,000	British Pound	8/10/09	354,240	367,648	(13,408)
JP Morgan Chase	2,300,000	Euro	1/13/10	3,206,062	3,284,048	(77,986)
JP Morgan Chase	4,300,000	Hong Kong Dollar	8/03/09	554,968	554,832	136
JP Morgan Chase	4,300,000	Hong Kong Dollar	10/05/09	555,147	555,161	(14)
JP Morgan Chase	6,250,000	Israeli Shekel	8/31/09	1,639,516	1,653,287	(13,771)
JP Morgan Chase	470,000	Malaysian Ringgit	8/13/09	133,182	133,378	(196)
JP Morgan Chase	5,950,000	Mexican Peso	8/06/09	450,099	450,605	(506)
JP Morgan Chase	12,430,000	Mexican Peso	8/10/09	914,677	940,850	(26,173)
JP Morgan Chase	17,835,000	Mexican Peso	8/10/09	1,338,889	1,349,966	(11,077)
JP Morgan Chase	360,000	New Turkish Lira	8/10/09	227,978	244,132	(16,154)
JP Morgan Chase	810,000	New Zealand Dollar	8/10/09	531,044	534,119	(3,075)
JP Morgan Chase	13,100,000	Philippine Peso	8/17/09	272,123	272,112	11
JP Morgan Chase	25,000,000	Russian Ruble	9/18/09	933,446	786,766	146,680
JP Morgan Chase	160,000	Singapore Dollar	8/11/09	110,965	111,156	(191)
JP Morgan Chase	680,000,000	South Korean Won	8/03/09	531,250	553,656	(22,406)
JP Morgan Chase	680,000,000	South Korean Won	9/03/09	547,460	553,525	(6,065)
						(128,569)
Royal Bank of Scotland PLC	53,000,000	Japanese Yen	9/04/09	559,390	559,715	(325)
Royal Bank of Scotland PLC	8,560,000	Norwegian Krone	8/10/09	1,318,189	1,398,970	(80,781)
Royal Bank of Scotland PLC	6,130,000	Polish Zloty	8/03/09	2,076,207	2,108,884	(32,677)
Royal Bank of Scotland PLC	1,009,000	Swiss Franc	8/10/09	929,162	945,649	(16,487)
						(130,270)
Santander Investment Securities, Inc.	3,270,000	Brazilian Real	8/04/09	1,746,235	1,752,365	(6,130)
Santander Investment Securities, Inc.	1,090,000	Brazilian Real	9/02/09	576,415	580,730	(4,315)
Santander Investment Securities, Inc.	304,000,000	Chilean Peso	8/03/09	560,989	561,870	(881)
Santander Investment Securities, Inc.	304,000,000	Chilean Peso	8/31/09	560,989	562,686	(1,697)
Santander Investment Securities, Inc.	1,960,000,000	Colombian Peso	8/05/09	889,742	961,362	(71,620)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
Santander Investment Securities, Inc.	1,489,000,000	Colombian Peso	8/24/09	$726,164	$728,479	$(2,315)
Santander Investment Securities, Inc.	993,000,000	Colombian Peso	10/27/09	492,517	481,585	10,932
Santander Investment Securities, Inc.	7,100,000	Mexican Peso	8/03/09	536,521	537,838	(1,317)
Santander Investment Securities, Inc.	8,440,000	Mexican Peso	8/06/09	638,596	639,177	(581)
Santander Investment Securities, Inc.	7,350,000	Mexican Peso	8/10/09	551,078	556,336	(5,258)
Santander Investment Securities, Inc.	33,595,000	Mexican Peso	8/31/09	2,505,025	2,535,848	(30,823)
Santander Investment Securities, Inc.	2,800,000	Peruvian New Sol	9/04/09	841,346	936,768	(95,422)
						(209,427)
State Street Bank	4,075,000	Canadian Dollar	8/10/09	3,595,999	3,777,083	(181,084)
Watkins & Co., Inc.	2,900,000	Swedish Krona	8/10/09	369,256	401,604	(32,348)
Westpac Banking Corp.	750,000	Australian Dollar	8/10/09	616,706	624,971	(8,265)
Westpac Banking Corp.	3,970,000	New Zealand Dollar	8/10/09	2,604,945	2,617,841	(12,896)
						(21,161)
						$(3,138,225)
International Bond Fund
BUYS
Citibank	394,000,000	Japanese Yen	8/19/09	4,151,739	4,167,879	$16,140
Deutsche Bank	350,000	Canadian Dollar	9/15/09	311,632	324,455	12,823
Royal Bank of Scotland PLC	3,300,000	Swedish Krona	9/03/09	428,332	457,051	28,719
UBS AG	6,000,000	Mexican Peso	9/15/09	449,455	451,985	2,530
UBS AG	3,850,000	Norwegian Krone	9/03/09	596,992	628,824	31,832
						34,362
						$92,044
SELLS
Barclays Bank PLC	8,639,855	Mexican Peso	9/15/09	636,088	650,849	$(14,761)
Credit Suisse Securities LLC	835,000	Australian Dollar	9/15/09	671,048	693,968	(22,920)
Deutsche Bank	200,000	Euro	8/27/09	283,562	285,550	(1,988)
Deutsche Bank	190,000	Polish Zloty	9/03/09	58,561	65,227	(6,666)
						(8,654)
JP Morgan Chase	696,140	British Pound	9/15/09	1,140,930	1,163,239	(22,309)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (continued)
JP Morgan Chase	2,100,000	Euro	8/27/09	$2,928,962	$2,998,280	$(69,318)
						(91,627)
UBS AG	290,000	Australian Dollar	9/15/09	232,562	241,019	(8,457)
						$(146,419)

Financial Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk (see "Foreign Currency Exchange Transactions," above, for a discussion of the use futures contracts in connection with currency risk). A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically present minimal counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin); as a result, futures contracts are highly leveraged. In order to reduce risk, futures market participants are required to post margin – both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Rights and Warrants," below, for information regarding the accounting treatment of options.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at July 31, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
4	ASX SPI 200 Index	9/17/09	$350,696	$20,250
22	U.S. Treasury Note 2 Year	9/30/09	4,764,719	6,763
1	Nikkei 225 Index	9/10/09	54,842	5,143
2	FTSE 100 Index	9/18/09	294,178	12,492
4	AEX Index	8/21/09	322,546	30,143
34	NASDAQ 100 E Mini Index	9/18/09	1,089,360	79,308
83	U.S. Treasury Note 5 Year	9/30/09	9,576,773	123,887
17	German Euro Bonds	9/08/09	2,869,521	29,965
98	U.S. Treasury Bond 30 Year	9/21/09	11,662,000	257,635
3	Japanese Government Bond 10 Year	9/09/09	438,077	(1,078)
11	MSCI Taiwan Index	8/28/09	281,600	3,722
2	IBEX 35 Index	8/21/09	309,197	31,025
				$599,255
SELLS
12	CAC-40 Euro Index	8/21/09	$586,356	$(49,183)
90	S&P 500 Emini Index	9/18/09	4,429,800	(217,434)
10	FTSE 100 Index	9/18/09	764,719	(56,382)
203	U.S. Treasury Note 10 Year	9/21/09	23,808,094	(260,302)
1	UK Long Gilt Bond	9/28/09	196,226	156
14	Mexico Bolsa Index	9/18/09	287,827	(19,975)
30	SGX CNX Nifty Index	8/27/09	279,240	(4,063)
8	Nikkei 225 Index	9/11/09	877,466	(43,788)
				$(650,971)
Balanced Fund
BUYS
11	U.S. Treasury Note 5 Year	9/30/09	$1,269,211	$(14,135)
29	S&P 500 Emini Index	9/18/09	1,427,380	72,903
				$58,768

Swaps Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium,

Notes to Portfolio of Investments (Unaudited) (Continued)

one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio – such as interest rate risk (including to adjust the duration or credit quality of a Fund's bond portfolio), equity risk, or credit risk – or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated,

Notes to Portfolio of Investments (Unaudited) (Continued)

a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at July 31, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Short-Duration Bond Fund*
Credit Default Swaps
1,250,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	$(2,947)	$-	$(2,947)
300,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(11,600)	-	(11,600)
900,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(34,802)	-	(34,802)
1,050,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sarah Lee Corp.	(46,934)	-	(46,934)
400,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)%	Southwest Airlines Co.	(24,665)	-	(24,665)
650,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(4,271)	10,052	5,781
							(125,219)	10,052	(115,167)
225,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	72,714	-	72,714
							72,714	-	72,714
650,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(8,844)	(6,628)	(15,472)
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(71,752)	492,417	420,665
1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(26,075)	149,800	123,725
							(106,671)	635,589	528,918
							$(159,176)	$645,641	$486,465
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
64,000,000	USD	5/05/10	Merrill Lynch International		Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if negative	Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if positive	$(72,599)	$-	$(72,599)
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Core Bond Fund**
Credit Default Swaps
2,737,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	$(105,855)	$-	$(105,855)
3,800,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	(8,959)	-	(8,959)
912,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(35,285)	-	(35,285)
1,500,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)%	Southwest Airlines Co.	(92,495)	-	(92,495)
3,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sarah Lee Corp.	(147,506)	-	(147,506)
2,200,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(14,455)	34,021	19,566
							(404,555)	34,021	(370,534)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Core Bond Fund** (continued)
Credit Default Swaps (continued)
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	$212,305	$-	$212,305
825,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	266,618	-	266,618
							478,923	-	478,923
2,200,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(29,934)	(22,433)	(52,367)
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(86,917)	499,334	412,417
17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(239,172)	1,641,389	1,402,217
							(356,023)	2,118,290	1,762,267
							$(281,655)	$2,152,311	$1,870,656
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
217,000,000	USD	5/05/10	Merrill Lynch International		Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if negative	Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if positive	$(246,158)	$-	$(246,158)
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Diversified Bond Fund***
Credit Default Swaps
712,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	$(27,551)	$-	$(27,551)
400,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)%	Southwest Airlines Co.	(24,665)	-	(24,665)
237,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(9,184)	-	(9,184)
800,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	(1,886)	-	(1,886)
900,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sarah Lee Corp.	(40,229)	-	(40,229)
600,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(3,942)	9,278	5,336
							(107,457)	9,278	(98,179)
200,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	64,635	-	64,635
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	59,413	-	59,413
							124,048	-	124,048
600,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(8,164)	(6,118)	(14,282)
1,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(22,598)	129,826	107,228
4,420,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(62,185)	426,761	364,576
							(92,947)	550,469	457,522
							$(76,356)	$559,747	$483,391

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Diversified Bond Fund*** (continued)
Interest Rate Swaps
57,000,000	USD	5/05/10	Merrill Lynch International		Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if negative	Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if positive	$(64,659)	$-	$(64,659)
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund****
Credit Default Swaps
110,000	USD	1/20/14	Barclays Bank PLC	Sell	30.500%	Bolivarian Republic of Venezuela (S&P Rating: BB-)	$10,517	$-	$10,517
564,000	USD	6/20/14	Barclays Bank PLC	Sell	5.000%	CDX.NA.HY.12 (S&P Rating: B)	20,993	(92,590)	(71,597)
450,000	USD	9/20/14	Barclays Bank PLC	Buy	(1.000)%	Cardinal Health, Inc.	(2,495)	(11,756)	(14,251)
450,000	USD	9/20/14	Barclays Bank PLC	Sell	1.000%	Motorola, Inc. (S&P Rating: BB+)	12,615	(29,793)	(17,178)
450,000	USD	9/20/14	Barclays Bank PLC	Buy	(1.000)%	Devon Energy Corp.	(1,276)	(9,152)	(10,428)
450,000	USD	9/20/14	Barclays Bank PLC	Sell	1.000%	J.C. Penney Co., Inc. (S&P Rating: BB)	16,142	(30,171)	(14,029)
							56,496	(173,462)	(116,966)
220,000	USD	2/20/14	Citigroup	Sell	3.750%	United Mexican States (S&P Rating: BBB+)	23,348	-	23,348
230,000	USD	3/20/13	Citigroup	Buy	(5.100)%	Republic of Pakistan	(82,038)	-	(82,038)
275,000	USD	12/20/13	Citigroup	Buy	(5.250)%	Republic of Turkey	(36,613)	-	(36,613)
							(95,303)	-	(95,303)
170,000	USD	3/20/13	Credit Suisse Securities LLC	Buy	(4.950)%	Development Bank of Kazakhstan	(38,330)	-	(38,330)
940,000	USD	2/20/13	Credit Suisse Securities LLC	Buy	(3.750)%	Development Bank of Kazakhstan	(128,167)	-	(128,167)
230,000	USD	10/20/13	Credit Suisse Securities LLC	Buy	(5.300)%	Lemex Anonima Bursatil De Capital	24,542	-	24,542
405,000	USD	4/20/11	Credit Suisse Securities LLC	Sell	3.250%	Ford Motor Credit Co. (Moody's Rating: Caa2)	(163,935)	-	(163,935)
350,000	USD	9/20/10	Credit Suisse Securities LLC	Sell	2.700%	Republic of Hungary (S&P Rating: BBB-)	2,065	-	2,065
							(303,825)	-	(303,825)
240,000	USD	12/20/16	Deutsche Bank	Buy	(1.710)%	Republic of Peru	(2,013)	-	(2,013)
376,000	USD	6/20/14	Deutsche Bank	Sell	5.000%	CDX.NA.HY.12 (S&P Rating: B)	13,995	(61,726)	(47,731)
450,000	USD	9/20/14	Deutsche Bank	Buy	(1.000)%	ConocoPhillips	(1,838)	(10,450)	(12,288)
450,000	USD	9/20/14	Deutsche Bank	Sell	5.000%	XL Capital Ltd. (S&P Rating: BBB+)	18,606	13,068	31,674
450,000	USD	9/20/14	Deutsche Bank	Buy	(1.000)%	Halliburton Co.	(1,384)	(11,176)	(12,560)
							27,366	(70,284)	(42,918)
545,000	USD	12/20/13	Goldman Sachs & Co.	Buy	(5.250)%	Republic of Turkey	(73,462)	-	(73,462)
110,000	USD	11/20/13	Goldman Sachs & Co.	Buy	(3.450)%	Petroleos Mexicanos	(8,308)	-	(8,308)
650,000	USD	8/20/13	Goldman Sachs & Co.	Buy	(4.220)%	Ukraine Bond	206,879	-	206,879
320,000	USD	5/28/13	Goldman Sachs & Co.	Buy	(7.400)%	JSC VTB Bank	(22,389)	-	(22,389)
940,000	USD	6/20/14	Goldman Sachs & Co.	Sell	5.000%	CDX.NA.HY.12 (S&P Rating: B)	36,164	(155,492)	(119,328)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund**** (continued)
Credit Default Swaps (continued)
450,000	USD	9/20/14	Goldman Sachs & Co.	Buy	(1.000)%	The Black & Decker Corp.	$(7,126)	$14,062	$6,936
450,000	USD	9/20/14	Goldman Sachs & Co.	Sell	1.000%	International Paper Co. (S&P Rating: BBB)	18,022	(32,302)	(14,280)
							149,780	(173,732)	(23,952)
940,000	USD	6/20/14	JP Morgan Chase	Sell	5.000%	CDX.NA.HY.12 (S&P Rating: B)	36,163	(155,491)	(119,328)
680,000	USD	8/20/13	Merrill Lynch International	Buy	(4.300)%	Ukraine Bond	214,899	-	214,899
340,000	USD	3/20/12	Morgan Stanley & Co.	Buy	(4.780)%	Development Bank of Kazakhstan	(78,215)	-	(78,215)
140,000	USD	10/20/09	Morgan Stanley & Co.	Sell	8.500%	YASAR (Fitch Rating: B)	(22,525)	-	(22,525)
920,000	USD	3/24/13	Morgan Stanley & Co.	Sell	1.300%	USD 110,000,000 Eurobonds (Moody's Rating: B1)	(134,615)	-	(134,615)
110,000	USD	1/20/10	Morgan Stanley & Co.	Sell	30.000%	Bolivarian Republic of Venezuela (S&P Rating: BB-)	10,247	-	10,247
340,000	USD	3/20/13	Morgan Stanley & Co.	Buy	(4.880)%	Development Bank of Kazakhstan	(77,300)	-	(77,300)
140,000	USD	6/20/10	Morgan Stanley & Co.	Sell	8.750%	YASAR (Fitch Rating: B)	(51,801)	-	(51,801)
450,000	USD	9/20/14	Morgan Stanley & Co.	Sell	1.000%	Wells Fargo & Co. (S&P Rating: AA-)	7,387	(4,109)	3,278
							(346,822)	(4,109)	(350,931)
230,000	USD	10/20/13	UBS AG	Buy	(5.300)%	Lemex Anonima Bursatil De Capital	24,542	-	24,542
							$(236,704)	$(577,078)	$(813,782)
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
7,700,000	MXN	2/06/14	Banco Santander SA		MXN-TIIE-Banxico	Fixed 8.060%	$20,210	$-	$20,210
8,400,000	MXN	9/27/13	Banco Santander SA		MXN-TIIE-Banxico	Fixed 8.540%	36,473	-	36,473
2,980,000	BRL	1/02/12	Banco Santander SA		Brazil Interbank Deposit Rate	Fixed 14.900%	124,697	-	124,697
1,210,000	BRL	1/02/12	Banco Santander SA		Brazil Interbank Deposit Rate	Fixed 13.910%	52,582	-	52,582
							233,962	-	233,962
6,660,000	DKK	4/03/19	Barclays Bank PLC		DKK-CIBOR-DKNA13	Fixed 3.845%	(12,777)	-	(12,777)
143,000,000	HUF	9/19/13	Barclays Bank PLC		HUF-BUBOR-Reuters	Fixed 7.820%	38,355	-	38,355
80,000,000	HUF	10/08/18	Barclays Bank PLC		HUF-BUBOR-Reuters	Fixed 7.180%	13,892	-	13,892
							39,470	-	39,470
81,000,000	HUF	10/03/18	Citigroup		HUF-BUBOR-Reuters	Fixed 7.180%	13,818	-	13,818
14,500,000	MXN	11/24/11	Citigroup		MXN-TIIE-Banxico	Fixed 8.920%	69,123	-	69,123
42,200,000	JPY	3/10/19	Citigroup		JPY-LIBOR-BBA	Fixed 1.236%	6,717	-	6,717
79,000,000	HUF	10/08/18	Citigroup		HUF-BUBOR-Reuters	Fixed 7.200%	14,342	-	14,342
							104,000	-	104,000
3,300,000	MXN	9/27/13	Credit Suisse Securities LLC		MXN-TIIE-Banxico	Fixed 8.560%	14,516	-	14,516

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund**** (continued)
Interest Rate Swaps (continued)
550,000	ILS	12/15/18	Credit Suisse Securities LLC	ILS-TELBOR01-Reuters	Fixed 4.940%	$(1,313)	$-	$(1,313)
510,000	ILS	12/22/18	Credit Suisse Securities LLC	ILS-TELBOR01-Reuters	Fixed 4.650%	(4,478)	-	(4,478)
						8,725	-	8,725
1,177,584	USD	10/15/10	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of WTI Trading Ltd.	(92,272)	-	(92,272)
490,000	MXN	5/13/15	Deutsche Bank	USD-LIBOR-BBA	Fixed 5.460%	59,276	-	59,276
270,000	MXN	6/23/15	Deutsche Bank	USD-LIBOR-BBA	Fixed 5.250%	24,091	-	24,091
						(8,905)	-	(8,905)
900,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.800%	5,373	-	5,373
270,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.100%	6,830	-	6,830
2,100,000	PLN	10/03/18	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 5.320%	20,696	-	20,696
560,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.870%	9,814	-	9,814
2,700,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.390%	46,292	-	46,292
5,900,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 10.670%	(65,677)	-	(65,677)
610,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.050%	27,983	-	27,983
930,000	BRL	1/02/15	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.290%	2,944	-	2,944
14,600,000	MXN	11/18/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.350%	77,043	-	77,043
1,750,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.900%	39,393	-	39,393
5,100,000	MXN	9/27/13	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 8.540%	22,144	-	22,144
2,000,000	PLN	10/08/18	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 5.330%	20,158	-	20,158
48,000,000	MXN	11/11/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 10.000%	101,208	-	101,208
17,600,000	MXN	11/21/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.270%	90,277	-	90,277
1,110,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.920%	20,515	-	20,515
2,030,000	BRL	1/02/15	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.260%	5,195	-	5,195
17,800,000	MXN	11/22/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.080%	89,888	-	89,888
430,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.160%	11,573	-	11,573
500,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.300%	14,461	-	14,461
20,600,000	MXN	6/06/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 6.000%	2,628	-	2,628
17,000,000	MXN	6/07/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 6.250%	9,097	-	9,097
1,300,000	USD	6/02/19	Goldman Sachs & Co.	USD-LIBOR-BBA	Fixed 3.743%	8,302	-	8,302
						566,137	-	566,137
42,200,000	JPY	3/06/19	JP Morgan Chase	JPY-LIBOR-BBA	Fixed 1.268%	6,111	-	6,111
1,760,000	BRL	1/02/17	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 13.900%	39,618	-	39,618
67,000,000	HUF	9/12/13	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 7.890%	19,021	-	19,021
80,000,000	HUF	10/08/18	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 7.200%	14,524	-	14,524
1,500,000	BRL	1/02/17	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 13.900%	33,489	-	33,489

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund**** (continued)
Interest Rate Swaps (continued)
2,700,000	BRL	1/02/12	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 12.380%	$45,810	$-	$45,810
610,000	BRL	1/02/12	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 14.000%	27,458	-	27,458
42,300,000	JPY	3/05/19	JP Morgan Chase	JPY-LIBOR-BBA	Fixed 1.210%	8,578	-	8,578
14,100,000	MXN	11/24/11	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 8.920%	67,216	-	67,216
850,000	CAD	4/30/19	JP Morgan Chase	CAD-BA-CDOR	Fixed 3.000%	(27,752)	-	(27,752)
48,000,000	MXN	11/11/11	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 10.000%	101,208	-	101,208
78,000,000	HUF	8/12/13	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 7.880%	22,080	-	22,080
122,000,000	HUF	6/06/13	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 8.480%	21,611	-	21,611
700,000	CAD	5/01/19	JP Morgan Chase	CAD-BA-CDOR	Fixed 3.010%	(22,357)	-	(22,357)
						356,615	-	356,615
1,300,000	BRL	1/02/12	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 12.050%	15,324	-	15,324
3,000,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 13.900%	66,977	-	66,977
430,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.880%	15,881	-	15,881
1,180,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 15.000%	44,389	-	44,389
43,650,000	RUB	2/18/13	Morgan Stanley & Co.	USD-LIBOR-BBA	Fixed 7.750%	(341,439)	-	(341,439)
990,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 12.810%	6,073	-	6,073
430,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.860%	15,755	-	15,755
						(177,040)	-	(177,040)
1,550,000	ILS	9/04/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.850%	19,544	-	19,544
1,550,000	ILS	8/28/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.880%	35,369	-	35,369
1,440,000	ILS	1/07/19	UBS AG	ILS-TELBOR01-Reuters	Fixed 4.780%	(9,382)	-	(9,382)
1,410,000	ILS	12/12/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.036%	(345)	-	(345)
						45,186	-	45,186
1,020,000	AUD	6/25/14	Westpac Banking Corp.	AUD-BBR-BBSW	Fixed 5.525%	(4,205)	-	(4,205)
1,245,000	NZD	6/25/14	Westpac Banking Corp.	Fixed 5.345%	NZD-BBR-FRA	(5,514)	-	(5,514)
						(9,719)	-	(9,719)
						$1,158,431	$-	$1,158,431
Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
81,347	JPY	4/14/10	Citigroup	JPY-LIBOR-BBA	Total return on a custom basket JPY equities	$(30,617)	$-	$(30,617)
49,767	GBP	5/07/10	Citigroup	Total return on a custom basket of U.K. equities	GBP-LIBOR-BBA	80,163	-	80,163
2,000,000	KRW	9/10/09	Citigroup	Payments if total return of the Korea Stock Price Index 200 is positive	Payments if total return of the Korea Stock Price Index 200 is negative	(38,893)	-	(38,893)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund**** (continued)
Total Return Swaps (continued)
510,000,000	COP	5/19/11	Citigroup	Up-front payment	Periodic payments and the redemption proceeds of Republic of Columbia	$6,511	$267,183	$273,694
1,576	USD	6/02/10	Citigroup	Total return on the S&P 500 Citigroup Value Index	USD-LIBOR-BBA	(74,756)	-	(74,756)
						(57,592)	267,183	209,591
18,645,000	RUB	2/21/12	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Orengurgskaya IAHK bonds	(412,384)	717,748	305,364
2,318,000,000	VND	1/19/17	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Vietnam bonds	(75,593)	154,970	79,377
16,800,000	RUB	6/24/12	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Moscoblgaz-Finans	(351,613)	653,473	301,860
765,000	UAH	4/19/10	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Boryspil Airport bonds	(123,289)	157,305	34,016
8,568,000	RUB	3/26/11	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of MOSUBL Trust Invest bonds	(144,079)	257,156	113,077
2,600,000,000	IDR	9/16/11	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	(29,523)	310,682	281,159
15,100,000	RUB	5/20/10	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of SPETSSTROY bonds	(529,134)	584,357	55,223
						(1,665,615)	2,835,691	1,170,076
5,800,000,000	VND	4/13/17	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Vietnam Shipping Industry Group	(167,014)	365,676	198,662
760,655	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(13,737)	67,382	53,645
27,600	USD	3/05/10	Deutsche Bank	1 Month USD Reuters + 0.350%	Total return on a custom basket U.S. equities	348,946	-	348,946
420,000	USD	2/22/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(186,820)	420,000	233,180
420,000	USD	8/20/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(237,699)	420,000	182,301

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund**** (continued)
Total Return Swaps (continued)
420,000	USD	8/19/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	$(211,970)	$420,000	$208,030
270,414	USD	9/01/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Series 2006-A Certificates	(164,493)	270,414	105,921
760,904	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(14,311)	67,974	53,663
3,882	USD	10/05/09	Deutsche Bank	1 Month LIBOR + 0.200%	Total return on a custom basket of exchange traded funds	73,234	-	73,234
229,333	USD	6/22/13	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	(27,482)	286,470	258,988
420,000	USD	8/18/10	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(149,575)	420,000	270,425
420,000	USD	2/21/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(226,640)	420,000	193,360
1,161,547	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(22,519)	104,437	81,918
896,191	USD	2/09/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(94,506)	771,758	677,252
3,100,000,000	IDR	6/15/21	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	921	357,726	358,647
						(1,093,665)	4,391,837	3,298,172
722,079	USD	2/09/12	Morgan Stanley & Co.	Up-front payment	Periodic payments and the redemption proceeds of WTI Trading Ltd.	(79,220)	635,365	556,145
3,914	EUR	7/01/25	Morgan Stanley & Co.	EUR-LIBOR-BBA	Total return on a custom basket EUR equities	67,561	-	67,561
3,856	EUR	3/05/10	Morgan Stanley & Co.	EUR-LIBOR-BBA	Total return on a custom basket EUR equities	52,129	-	52,129
3,169,325	RUB	6/30/12	Morgan Stanley & Co.	Up-front payment	Periodic payments and the redemption proceeds of Red Arrow International Leasing Public Ltd. Co.	(24,680)	115,391	90,711
13,294,885	RUB	8/15/34	Morgan Stanley & Co.	Up-front payment	Periodic payments and the redemption proceeds of EM Whole Loan SA	(242,195)	461,183	218,988

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund**** (continued)
Total Return Swaps (continued)
42	USD	7/08/10	Morgan Stanley & Co.		Total return on the MSCI Norway Index	USD-LIBOR-BBA	$(21,019)	$-	$(21,019)
							(247,424)	1,211,939	964,515
2,539	USD	5/07/10	UBS AG		Total return on the MSCI Emerging Markets Index	USD-LIBOR-BBA	58,152	-	58,152
							$(3,006,144)	$8,706,650	$5,700,506
Currency Swaps
100,000	USD	3/18/19	Deutsche Bank		12.51% of COP 210,000,000	6.44% of USD 100,000	$12,098	$(313)	$11,785
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Balanced Fund
Credit Default Swaps
50,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)%	Southwest Airlines Co.	$(3,083)	$-	$(3,083)
105,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(4,060)	-	(4,060)
35,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(1,353)	-	(1,353)
200,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	(472)	-	(472)
140,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	(6,258)	-	(6,258)
75,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(493)	1,160	667
							(15,719)	1,160	(14,559)
25,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp. Notes.	8,079	-	8,079
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	9,506	-	9,506
							17,585	-	17,585
100,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(1,361)	(1,019)	(2,380)
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,303)	18,975	15,672
646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(9,088)	62,372	53,284
							(13,752)	80,328	66,576
							$(11,886)	$81,488	$69,602
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
9,000,000	USD	5/05/10	Merrill Lynch International		Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if negative	Absolute value of the spread between the USD-CMM30-FNMA rate and the USD-10Y CMS rate if positive	$(10,210)	$-	$(10,210)
* Collateral for swap contracts received from Goldman Sachs International amounted to $538,000.

**

Collateral for swap contracts received from Credit Suisse International amounted to $500,000. Collateral for swap contracts received from Goldman Sachs International was a security valued at $1,979,450.
*** Collateral for swap contracts received from Credit Suisse International amounted to $300,000. Collateral for swap contracts received from Goldman Sachs International amounted to $460,000.

****

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor's, Moody's, or Fitch's rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection. The Fund has no recourse provisions under the credit derivatives with sold protection and held no collateral which could offset or reduce potential payments under a triggering event.

Notes to Portfolio of Investments (Unaudited) (Continued)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
UAH	Ukrainian Hryvnia
USD	United States Dollar
VND	Vietnamese Dong

Options, Rights and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the

Notes to Portfolio of Investments (Unaudited) (Continued)

underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically present minimal counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source chosen by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at July 31, 2009:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Income Fund
$1,140,000	8/18/09	JP Morgan EUR Put, Strike 255.00	$7,375	$1,645

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended July 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Strategic Income Fund
Options outstanding at October 31, 2008	172,940,000	$110,699
Options written	1,087,750,000	589,553
Options terminated in closing purchase transactions	(1,259,550,000)	(692,877)
Options outstanding at July 31, 2009	1,140,000	$7,375

The Fund(s) had warrants and purchased options as shown in the Portfolio(s) of Investments at July 31, 2009. The Funds had no rights at July 31, 2009.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which interest payments, and/or the principal or stated amount, is determined by reference to one or more underlying assets, indexes, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, and currencies, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the Fund's sub-adviser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Structured Investments

A structured investment is a security having a return tied to an underlying index or security or asset class. A Fund will typically invest in structured investments in order to obtain targeted investment exposures that are not available to it through investments directly in the securities underlying the structured investments. Structured investments generally are individually negotiated agreements and are typically traded over-the-counter. Structured investments typically restructure the investment characteristics of an underlying security. The security is deposited with a trust or other intermediary, which in turn issues one or more classes of securities ("structured securities") backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The rights of holders of a class of structured securities to payment may be subordinated to the rights of payment of holders of another class.

Structured securities may be highly volatile and their use by a Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued or Delayed-Delivery Transactions

A Fund may enter into when-issued or delayed delivery transactions. In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued or delayed-delivery securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued or delayed delivery contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund(s) had securities purchased on a when-issued or delayed delivery basis as shown in the Portfolio(s) of Investments at July 31, 2009.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar-roll transaction.

A Fund accounts for a dollar-roll transaction as a purchase and sale. If certain criteria are met, these dollar-roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Loan Participations and Assignments

Certain loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. At July 31, 2009, Strategic Income Fund had unfunded loan commitments to lend of $2,281,257. These unfunded commitments have been excluded from the Fund's Portfolio of Investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the

Notes to Portfolio of Investments (Unaudited) (Continued)

securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at July 31, 2009.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at July 31, 2009:

Description	Value
Inflation-Protected and Income Fund
Agreement with Deutsche Bank, dated 6/09/09, 0.37%, to be repurchased on demand until 8/05/09 at value plus accrued interest.	$31,759,000
Agreement with Goldman Sachs & Co., dated 6/23/09, 0.28%, to be repurchased on demand until 10/21/09 at value plus accrued interest.	21,170,000
Agreement with Morgan Stanley & Co., dated 6/11/09, 0.36%, to be repurchased on demand until 9/08/09 at value plus accrued interest.	10,863,889
Agreement with Morgan Stanley & Co., dated 6/16/09, 0.35%, to be repurchased on demand until 9/16/09 at value plus accrued interest.	22,045,155
Agreement with Morgan Stanley & Co., dated 6/24/09, 0.38%, to be repurchased on demand until 9/23/09 at value plus accrued interest.	23,090,950
$108,928,994
Average balance outstanding	$9,781,921
Average interest rate	0.54%
Maximum balance outstanding	$94,129,886

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Portfolio of Investments (Unaudited) (Continued)

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at July 31, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Short-Duration Bond Fund	$3,978,750	$2,334,216	0.7%
Core Bond Fund	13,760,445	8,808,571	0.8%
Diversified Bond Fund	3,485,468	2,129,007	0.7%
Strategic Income Fund	781,610	616,326	0.2%
Balanced Fund	249,710	76,303	0.1%

3. Federal Income Tax Information

At July 31, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$379,719,642	$15,786,102	$(13,608,880)	$2,177,222
Inflation-Protected and Income Fund	338,212,658	6,458,244	(2,652,277)	3,805,967
Core Bond Fund	1,363,088,047	36,459,023	(41,448,960)	(4,989,937)
Diversified Bond Fund	349,027,056	9,524,207	(12,374,538)	(2,850,331)
Strategic Income Fund	304,432,628	13,238,813	(30,755,329)	(17,516,516)
High Yield Fund	171,452,088	4,586,515	(9,856,801)	(5,270,286)
International Bond Fund	26,967,495	1,079,914	(615,431)	464,483
Balanced Fund	121,900,932	7,594,214	(4,850,785)	2,743,429
Value Fund	207,917,407	22,071,985	(17,911,826)	4,160,159
Enhanced Index Value Fund	299,192,506	19,153,519	(33,898,494)	(14,744,975)
Enhanced Index Core Equity Fund	15,150,600	1,428,196	(864,830)	563,366
Main Street Fund	177,154,810	10,186,491	(5,651,386)	4,535,105
Capital Appreciation Fund	692,642,835	62,371,805	(40,175,436)	22,196,369
Enhanced Index Growth Fund	168,574,998	16,375,514	(6,587,915)	9,787,599
Discovery Value Fund	46,228,107	5,395,606	(2,876,103)	2,519,503
Small Capitalization Value Fund	13,975,757	1,543,785	(1,258,366)	285,419
Main Street Small Cap Fund	84,637,267	8,794,550	(3,351,413)	5,443,137
Small Company Opportunities Fund	178,427,455	16,137,280	(9,702,140)	6,435,140
Global Fund	412,049,076	39,031,832	(69,629,325)	(30,597,493)
International Equity Fund	651,736,964	111,406,628	(103,946,940)	7,459,688
Focused International Fund	91,534,592	12,841,973	(3,737,256)	9,104,717
Strategic Emerging Markets Fund	61,562,974	25,501,415	(21,846)	25,479,569

Notes to Portfolio of Investments (Unaudited) (Continued)

Note: The aggregate cost for investments for the Money Market Fund at July 31, 2009, is the same for financial reporting and federal income tax purposes.

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended July 31, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Strategic Income Fund
Oppenheimer Institutional Money Market Fund Class E	22,154,142	101,250,090	120,526,746	2,877,486	$2,877,486	$114,662
Oppenheimer Master Loan Fund LLC	177,664,975	62,088,920	-	239,753,895	22,803,691	-
					$25,681,177	$114,662
Global Fund
Oppenheimer Institutional Money Market Fund Class E	4,039,618	48,736,758	45,702,374	7,074,002	$7,074,002	$31,323
International Equity Fund
Oppenheimer Institutional Money Market Fund Class E	58,882,604	84,310,330	114,739,668	28,453,266	$28,453,266	$342,000

5.Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

6.Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," management has evaluated the possibility of subsequent events existing in the Funds' financial statements through September 25, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statement through this date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	9/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	9/25/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	9/25/09